Registration No. 333-60730
                                                 Registration No. 811-07659
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              -------------------
                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 31                           [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No. 228                                         [X]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                            CHRISTOPHER PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 14, 2009 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.
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Accumulator(R) Elite(SM)

A combination variable and fixed deferred annuity contract


PROSPECTUS DATED JUNE 8, 2009


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) ELITE(SM)?

Accumulator(R) Elite(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or the account for special dollar cost averaging ("investment options").


This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.
--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Balanced Strategy*               o EQ/Evergreen Omega
o AXA Conservative Growth Strategy*    o EQ/Intermediate Government Bond
o AXA Conservative Strategy*             Index**
o AXA Growth Strategy*                 o EQ/International Core PLUS
o AXA Moderate Growth Strategy*        o EQ/International Growth
o EQ/AllianceBernstein International   o EQ/JPMorgan Value Opportunities
o EQ/AllianceBernstein Small Cap       o EQ/Large Cap Core PLUS
  Growth                               o EQ/Large Cap Growth Index
o EQ/AXA Franklin Small Cap Value      o EQ/Large Cap Growth PLUS
  Core**                               o EQ/Large Cap Value Index
o EQ/AXA Franklin Templeton Founding   o EQ/Large Cap Value PLUS
  Strategy Core**                      o EQ/Lord Abbett Growth and Income
o EQ/AXA Templeton Growth Core**       o EQ/Lord Abbett Large Cap Core
o EQ/BlackRock Basic Value Equity      o EQ/Mid Cap Index
o EQ/BlackRock International Value     o EQ/Mid Cap Value PLUS
o EQ/Boston Advisors Equity Income     o EQ/Money Market
o EQ/Calvert Socially Responsible      o EQ/Oppenheimer Global
o EQ/Capital Guardian Growth           o EQ/Oppenheimer Main Street
o EQ/Capital Guardian Research           Opportunity
o EQ/Common Stock Index**              o EQ/Oppenheimer Main Street
o EQ/Core Bond Index**                   Small Cap
o EQ/Davis New York Venture            o EQ/Quality Bond PLUS
o EQ/Equity 500 Index                  o EQ/Small Company Index
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o EQ/T. Rowe Price Growth Stock        o Multimanager Large Cap Growth
o EQ/UBS Growth and Income             o Multimanager Large Cap Value
o EQ/Van Kampen Comstock               o Multimanager Mid Cap Growth
o EQ/Van Kampen Mid Cap Growth         o Multimanager Mid Cap Value
o Multimanager Aggressive Equity       o Multimanager Small Cap Growth
o Multimanager Core Bond               o Multimanager Small Cap Value
o Multimanager International Equity    o Multimanager Technology
o Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------
*   The "AXA Strategic Allocation" portfolios.

** This is the variable investment option's new name, effective on or before May 1, 2009. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. The contract also includes a guaranteed interest option and an account for special dollar cost averaging.

The contract includes investment restrictions. You must allocate amounts under either Option A--Asset Allocation ("Option A") or Option B--Custom Selection ("Option B"), which are discussed later in this Prospectus. Option A generally requires that 100% of your account value be invested in the AXA Strategic Allocation Portfolios, the EQ/Money Market Portfolio, the guaranteed interest option or the account for special dollar cost averaging. Option B permits allocation to additional variable investment options subject to certain category and percentage limitations. If you elect the Guaranteed minimum income benefit I--Asset Allocation ("GMIB I--Asset Allocation"), your contract will be restricted to Option A. If you don't elect a Guaranteed minimum income benefit or if you elect Guaranteed minimum income benefit II--Custom Selection ("GMIB II--Custom Selection"), you can choose either Option A or Option B. Because GMIB II--Custom Selection permits you to allocate amounts under either Option A or Option B, the fees associated with GMIB II--Custom Selection are higher than those associated with the GMIB I--Asset Allocation. See "Allocating your contributions" later in this Prospectus for more information on the requirements related to Options A and B.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                               x02672 Elite 9.0
                                                                        (R-4/15)




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TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.


o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).


o An annuity that is an investment vehicle for qualified defined contribution plan and certain qualified defined benefit plans ("QP").


A contribution of at least $10,000 is required to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


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Contents of this Prospectus

--------------------------------------------------------------------------------

ACCUMULATOR(R) ELITE(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) Elite(SM) at a glance -- key features                        10

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Example                                                                     16
Condensed financial information                                             18



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           19
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        19
Owner and annuitant requirements                                            22
How you can make your contributions                                         22
What are your investment options under the contract?                        23
Portfolios of the Trusts                                                    24
Allocating your contributions                                               29
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 33
Annuity purchase factors                                                    35
Guaranteed minimum income benefit                                           35
Adding the Guaranteed minimum income benefit after issue                    38
Dropping the Guaranteed minimum income benefit after issue                  38
Guaranteed minimum death benefit                                            38
Guaranteed withdrawal benefit for life ("GWBL")                             40


Dropping the Guaranteed withdrawal benefit for life
     after conversion                                                       46


Inherited IRA beneficiary continuation contract                             47
Your right to cancel within a certain number of days                        48



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        49
--------------------------------------------------------------------------------
Your account value and cash value                                           49
Your contract's value in the variable investment options                    49
Your contract's value in the guaranteed interest option                     49
Your contract's value in the account for special dollar cost
     averaging                                                              49
Insufficient account value                                                  49





----------------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this Prospectus  3


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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                                     50
--------------------------------------------------------------------------------
Transferring your account value                                             50
Disruptive transfer activity                                                50
Rebalancing your account value                                              51



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     52
--------------------------------------------------------------------------------
Withdrawing your account value                                              52
How withdrawals are taken from your account value                           54


How withdrawals affect your Guaranteed minimum income
     benefit and Guaranteed minimum death benefit                           55


How withdrawals affect your GWBL                                            55


Withdrawals treated as surrenders                                           55


Surrendering your contract to receive its cash value                        56
When to expect payments                                                     56
Your annuity payout options                                                 56



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     59
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          59
Charges that the Trusts deduct                                              62
Group or sponsored arrangements                                             62
Other distribution arrangements                                             63



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 64
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     64
Beneficiary continuation option                                             66



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          69
--------------------------------------------------------------------------------
Overview                                                                    69
Buying a contract to fund a retirement arrangement                          69
Suspension of required minimum distributions for 2009                       69
Transfers among investment options                                          69
Taxation of nonqualified annuities                                          69


Individual retirement arrangements (IRAs)                                   72


Federal and state income tax withholding and
     information reporting                                                  81
Special rules for contracts funding qualified plans                         82
Impact on taxes to AXA Equitable                                            82



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         83
--------------------------------------------------------------------------------
About Separate Account No. 49                                               83
About the Trusts                                                            83
About the general account                                                   83
About other methods of payment                                              84
Dates and prices at which contract events occur                             84
About your voting rights                                                    85
Statutory compliance                                                        85
About legal proceedings                                                     85
Financial statements                                                        85
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          85
About Custodial IRAs                                                        86
Distribution of the contracts                                               86


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I    -- Condensed financial information                                     A-1
II   -- Purchase considerations for QP contracts                            B-1
III  -- Enhanced death benefit example                                      C-1
IV   -- Hypothetical illustrations                                          D-1
V    -- Earnings enhancement benefit example                                E-1


VI   -- State contract availability and/or variations of
          certain features and benefits                                     F-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------



4  Contents of this Prospectus

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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                                     Page in
   Term                                                           Prospectus


   4% Roll-Up to age 80 (GMIB I - Asset Allocation)                       33
   4% Roll-Up to age 80 (GMIB II - Custom Selection)                      34


   account value                                                          49
   administrative charge                                                  16
   annual administrative charge                                           59
   Annual Ratchet                                                         44


   Annual Ratchet to age 80 enhanced death benefit                        34


   annuitant                                                              19
   annuitization                                                          56
   annuity maturity date                                                  58
   annuity payout options                                                 56
   annuity purchase factors                                               35
   automatic annual reset program                                         35


   automatic customized reset program                                     35
   AXA Strategic Allocation portfolios                                 cover


   beneficiary                                                            64
   Beneficiary continuation option ("BCO")                                66
   business day                                                           84
   cash value                                                             49
   charges for state premium and other applicable taxes                   62
   contract date                                                          22
   contract date anniversary                                              22
   contract year                                                          22
   contributions to Roth IRAs                                             78
     regular contributions                                                78
     rollovers and direct transfers                                       79
     conversion contributions                                             79
   contributions to traditional IRAs                                      72
     regular contributions                                                72
     rollovers and transfers                                              74
   Conversion effective date                                              40
   Conversion transaction date                                            40
   disability, terminal illness or confinement to nursing home            60
   disruptive transfer activity                                           50
   distribution charge                                                    59
   Earnings enhancement benefit                                           39
   Earnings enhancement benefit charge                                    62
   ERISA                                                                  63
   Excess withdrawal                                                      41
   fixed-dollar option                                                    33
   free look                                                              48
   free withdrawal amount                                                 60
   general account                                                        83
   general dollar cost averaging                                          32
   guaranteed interest option                                             29
   Guaranteed minimum death benefit                                       38
   Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                               33
   GMIB addition date                                                     38
   GMIB effective date                                                    38
   GMIB effective date anniversary                                        37
   Guaranteed minimum income benefit and the
     Roll-Up benefit base reset option                                    33
   Guaranteed minimum income benefit                                      35
   Guaranteed minimum income benefit charge                               61
   Guaranteed minimum income benefit "no lapse guarantee"                 36


                                                                     Page in
   Term                                                           Prospectus
   Guaranteed withdrawal benefit for life ("GWBL")                        40
   Guaranteed withdrawal benefit for life charge                          40
   GWBL benefit base                                                      41
   Inherited IRA                                                       cover
   investment options                                                  cover
   Investment simplifier                                                  32
   IRA                                                                 cover
   IRS                                                                    69


   lifetime required minimum distribution withdrawals                     53


   market timing                                                          50
   Maturity date annuity payments                                         58
   Mortality and expense risks charge                                     59
   NQ                                                                  cover
   one-time reset option                                                  35
   Online Account Access                                                   8


   Option A--Asset Allocation                                          cover
   Option B--Custom Selection                                          cover


   partial withdrawals                                                    52
   participant                                                            22


   Portfolio                                                           cover


   processing office                                                       8
   QP                                                                  cover


   Rebalancing                                                            51


   Roth IRA                                                            cover
   SAI                                                                 cover


   SEC                                                                 cover


   Separate Account No. 49                                                83
   Special dollar cost averaging                                          32
   Spousal continuation                                                   65


   Suspension of required minimum distributions for 2009                  69


   Standard death benefit                                                 33
   substantially equal withdrawals                                        53
   systematic withdrawals                                                 52


   TOPS                                                                    8


   traditional IRA                                                     cover
   Trusts                                                                 83
   unit                                                                   49
   variable investment options                                            23
   wire transmittals and electronic applications                          84
   withdrawal charge                                                      60


                                               Index of key words and phrases  5


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To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


     --------------------------------------------------------------------------------------------------------------
     Prospectus                               Contract or Supplemental Materials
     --------------------------------------------------------------------------------------------------------------
     variable investment options              Investment Funds
     account value                            Annuity Account Value
     unit                                     Accumulation Unit
     Guaranteed minimum death benefit         Guaranteed death benefit
     Guaranteed minimum income benefit        Guaranteed Income Benefit
     Guaranteed minimum income benefit        Excess withdrawal
       excess withdrawal
     guaranteed interest option               Guaranteed Interest Account
     Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
     GWBL benefit base                        Guaranteed withdrawal benefit for life benefit base
     Guaranteed annual withdrawal             Guaranteed withdrawal benefit for life Annual withdrawal amount amount
     Excess withdrawal                        Guaranteed withdrawal benefit for life Excess withdrawal
     --------------------------------------------------------------------------------------------------------------

6 Index of key words and phrases


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Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7


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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R) Elite(SM)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R) Elite(SM)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R) Elite(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R) Elite(SM)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.



--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions, and certain non-financial transactions including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.




--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the investment options (not available through TOPS for Option B transfers);

o elect to receive certain statements electronically;


o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


8  Who is AXA Equitable?


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We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


(2)  conversion of a traditional IRA to a Roth IRA contract;

(3)  tax withholding elections;

(4)  election of the beneficiary continuation option;

(5)  IRA contribution recharacterizations;

(6)  Section 1035 exchanges;

(7)  direct transfer and rollovers;

(8)  exercise of the Guaranteed minimum income benefit;

(9) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(10) requests to opt out of or back into the annual ratchet of the GWBL benefit base;

(11) death claims;

(12) change in ownership (NQ only, if available under your contract);

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(14) purchase by, or change of ownership to, a non natural owner;

(15) requests to collaterally assign your NQ contract;

(16) requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;

(17) election to convert the Guaranteed minimum income benefit to the GWBL at age 80; and

(18) requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 80.

(19) requests to transfer, re-allocate, rebalance and change your future allocations (except that certain transactions may be per mitted through TOPS and the Online Account Access systems).


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;

(2)  contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1) general dollar cost averaging (including the fixed dollar and interest sweep options);

(2)  special dollar cost averaging;

(3)  substantially equal withdrawals;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.


TO CANCEL OR CHANGE EITHER OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)  automatic annual reset program; and

(2)  automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


                                                        Who is AXA Equitable?  9


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Accumulator(R) Elite(SM) at a glance -- key features


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Professional investment      Accumulator(R) Elite(SM)'s variable
management                   investment options invest in different
                             Portfolios managed by professional
                             investment advisers.
--------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
--------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a
cost averaging               portion of any eligible contribution to your
                             contract.
--------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you
                               make withdrawals from your contract or receive annuity payments.
                             ---------------------------------------------------
                             o No tax on transfers among investment options
                               inside the contract.
                             ---------------------------------------------------


                             If you are purchasing or contributing to an
                             annuity contract, which is an Individual
                             Retirement Annuity (IRA) or to fund an employer
                             retirement plan (QP or Qualified Plan), you should
                             be aware that such annuities do not provide tax
                             deferral benefits beyond those already provided by
                             the Internal Revenue Code for these types of
                             arrangements. Before purchasing or contributing to
                             one of these contracts, you should consider
                             whether its features and benefits beyond tax
                             deferral meet your needs and goals. You may also
                             want to consider the relative features, benefits
                             and costs of these annuities compared with any
                             other investment that you may use in connection
                             with your retirement plan or arrangement.
                             Depending on your personal situation, the
                             contract's guaranteed benefits may have limited
                             usefulness because of required minimum
                             distributions ("RMDs").
--------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides
income benefit               income protection for you during your life once
                             you elect to annuitize the contract by exercising the benefit. If you elect GMIB I--Asset
                             Allocation, your contract will be restricted to Option A. If you elect GMIB II--Custom Selection, you may allocate amounts under either Option A or Option B, and therefore, the fees associated with GMIB II--Custom Selection are higher than those associated with the GMIB I--Asset Allocation. If you do not elect to exercise the Guaranteed minimum income benefit, this benefit will automatically convert to a Guaranteed withdrawal benefit for life as of the contract date anniversary following age 80, unless you terminate the benefit.

                             The Guaranteed withdrawal benefit for life
                             guarantees that you can take withdrawals up to a
                             maximum amount each contract year. The benefit is
                             available only on a conversion from the Guaranteed
                             minimum income benefit on the contract date
                             anniversary following age 80. If you have not
                             elected to exercise the Guaranteed minimum income
                             benefit as of the contract date anniversary
                             following age 80, the Guaranteed minimum income
                             benefit will automatically convert to the
                             Guaranteed withdrawal benefit for life effective on
                             that date. Excess withdrawals can cause a
                             significant reduction in your benefit. You will be
                             restricted to Option A under the Guaranteed
                             withdrawal benefit for life.
--------------------------------------------------------------------------------
Contribution amounts         o Initial minimum:      $10,000

                             o Additional minimum:   $500 (NQ and QP)
                                                     $50 (IRA contracts)

                             o No contributions after first contract year
                               (other than QP contracts)
                             ---------------------------------------------------

                             o Maximum contribution limitations apply to all
                               contracts.

                               In general, contributions are limited to $1.5 million under all Accumulator(R) series with the same owner or annuitant. Subsequent contributions are not permitted after conversion to the Guaranteed withdrawal benefit for life. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to
                               (i) change minimum and maximum contribution
                               requirements and limitations, and (ii)
                               discontinue acceptance of contributions.
                               Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
--------------------------------------------------------------------------------


10 Accumulator(R) Elite(SM) at a glance -- key features

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--------------------------------------------------------------------------------
Access to your money        o Partial withdrawals

                            o Several withdrawal options on a periodic basis

                            o Contract surrender

                            o Maximum payment plan (only under contracts with
                              GWBL)

                            o Customized payment plan (only under contracts
                              with GWBL)

                            You may incur a withdrawal charge for certain
                            withdrawals or if you surrender your contract. You
                            may also incur income tax and a tax penalty.
                            Certain withdrawals will diminish the value of
                            optional benefits.
--------------------------------------------------------------------------------
Payout options              o Fixed annuity payout options

                            o Variable Immediate Annuity payout options
                              (described in a separate prospectus for that option)

                            o Income Manager(SM) payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit options

                            o Dollar cost averaging

                            o Automatic quarterly account value rebalancing
                              (quarterly, semiannually, and annually) (Option B only)

                            o Free transfers

                            o Waiver of withdrawal charge for disability,
                              terminal illness, confinement to a nursing home and certain other withdrawals

                            o Earnings enhancement benefit, an optional death
                              benefit available under certain contracts

                            o Option to add or drop the Guaranteed minimum
                              income benefit after issue

                            o Option to drop the Guaranteed withdrawal benefit
                              for life after conversion

                            o Spousal continuation

                            o Beneficiary continuation option (IRA and NQ
                              only)

                            o Roll-Up benefit base reset
--------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for
                            complete details.
--------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-85
ages                        Traditional IRA and Roth IRA: 20-85
                            Inherited IRA: 0-70
                            QP (Defined Contribution and Defined Benefit): 20-75
--------------------------------------------------------------------------------


The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. This Prospectus provides a description of all material provisions of the contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.



Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



                         Accumulator(R) Elite(SM) at a glance -- key features 11


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Fee table


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)





-----------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn(2) (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).                            8.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                                      $350
-----------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


-----------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(3)
   If your account value on a contract date anniversary is less than
   $50,000(4)                                                                               $30
   If your account value on a contract date anniversary is $50,000
   or more                                                                                  $0
-----------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets(5)
-----------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                                 1.10%(6)
Administrative                                                                              0.30%
Distribution                                                                                0.25%
                                                                                            -------
Total Separate account annual expenses                                                      1.65%
-----------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
-----------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (Calculated as a
percentage of the applicable benefit base(7). Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit                                                                   0.00%
   Annual Ratchet to age 80                                                                 0.25%
   Annual Ratchet to age 80 (New York and Washington)                                       0.30%
   Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB I)
    (only available if you also elect Guaranteed minimum income
    benefit I - Asset Allocation)                                                           0.80%

     If you elect to reset the Roll-Up benefit base, we reserve the
     right to increase your charge up to:                                                   0.95%

   Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB II)
    (only available if you also elect Guaranteed minimum income
    benefit II - Custom Selection)                                                          1.00%

     If you elect to reset the Roll-Up benefit base, we reserve the
     right to increase your charge up to:                                                   1.15%
-----------------------------------------------------------------------------------------------------------------


12 Fee table


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
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge(9) (Calculated as a percentage of the applicable benefit base(7). Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)
   If you elect Guaranteed minimum income benefit I - Asset
   Allocation                                                                     0.80%

    If you elect to reset the Roll-Up benefit base, we reserve the
    right to increase your charge up to:                                          1.10%

   If you elect Guaranteed minimum income benefit II - Custom
   Selection                                                                      1.00%

    If you elect to reset the Roll-Up benefit base, we reserve the
    right to increase your charge up to:                                          1.30%
------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge(9) (Calculated as a percent-
age of the account value. Deducted annually(3) on each contract date
anniversary for which the benefit is in effect.)                         0.35%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge(9)(10) (Available only      Conversion from Guaran-    Conversion from Guaran-
upon conversion of the Guaranteed minimum income benefit and calculated as a      teed minimum income        teed minimum income
percentage of the GWBL benefit base(7) deducted annually(8) on each contract      benefit I - Asset Alloca-  benefit II - Custom
date anniversary for which the benefit is in effect.)                             tion -- 0.80%              Selection -- 1.00%

If you reset your Guaranteed minimum income benefit base prior to conversion or if your GWBL benefit base ratchets after conversion, we reserve the right
to increase your charge up to:                                                    1.10%                      1.30%
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets(5)
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted       Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or    ------     -------
other expenses)(11)                                                                  0.64%      2.04%
------------------------------------------------------------------------------------------------------------------------------------




                                                                    Fee table 13


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This table shows the fees and expenses for 2008 as an annual percentage of each
Portfolio's daily average net assets.


-------------------------------------------------------------------------------------------------
                                                   Manage-                            Other
 Portfolio Name                                 ment Fees(12)    12b-1 Fees(13)    Expenses(14)
-------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity                      0.59%            0.25%            0.16%
Multimanager Core Bond                              0.53%            0.25%            0.18%
Multimanager International Equity                   0.82%            0.25%            0.21%
Multimanager Large Cap Core Equity                  0.69%            0.25%            0.21%
Multimanager Large Cap Growth                       0.75%            0.25%            0.24%
Multimanager Large Cap Value                        0.72%            0.25%            0.20%
Multimanager Mid Cap Growth                         0.80%            0.25%            0.20%
Multimanager Mid Cap Value                          0.80%            0.25%            0.19%
Multimanager Small Cap Growth                       0.85%            0.25%            0.24%
Multimanager Small Cap Value                        0.85%            0.25%            0.19%
Multimanager Technology                             0.95%            0.25%            0.22%
-------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------
AXA Balanced Strategy Allocation                    0.10%            0.25%            0.25%
AXA Conservative Growth Strategy Allocation         0.10%            0.25%            0.25%
AXA Conservative Strategy Allocation                0.10%            0.25%            0.25%
AXA Growth Strategy Allocation                      0.10%            0.25%            0.25%
AXA Moderate Growth Strategy Allocation             0.10%            0.25%            0.25%
EQ/AllianceBernstein International                  0.73%            0.25%            0.17%
EQ/AllianceBernstein Small Cap Growth               0.75%            0.25%            0.14%
EQ/AXA Franklin Small Cap Value Core                0.70%            0.25%            0.23%
EQ/AXA Franklin Templeton Founding
 Strategy Core                                      0.05%            0.25%            0.19%
EQ/AXA Templeton Growth Core                        0.70%            0.25%            0.22%
EQ/BlackRock Basic Value Equity                     0.56%            0.25%            0.12%
EQ/BlackRock International Value                    0.83%            0.25%            0.20%
EQ/Boston Advisors Equity Income                    0.75%            0.25%            0.17%
EQ/Calvert Socially Responsible                     0.65%            0.25%            0.24%
EQ/Capital Guardian Growth                          0.65%            0.25%            0.15%
EQ/Capital Guardian Research                        0.65%            0.25%            0.12%
EQ/Common Stock Index                               0.35%            0.25%            0.11%
EQ/Core Bond Index                                  0.35%            0.25%            0.11%
EQ/Davis New York Venture                           0.85%            0.25%            0.15%
EQ/Equity 500 Index                                 0.25%            0.25%            0.14%
EQ/Evergreen Omega                                  0.65%            0.25%            0.25%
EQ/Intermediate Government Bond Index               0.35%            0.25%            0.14%
EQ/International Core PLUS                          0.60%            0.25%            0.27%
EQ/International Growth                             0.85%            0.25%            0.27%
EQ/JPMorgan Value Opportunities                     0.60%            0.25%            0.16%
EQ/Large Cap Core PLUS                              0.50%            0.25%            0.27%
EQ/Large Cap Growth Index                           0.35%            0.25%            0.13%
EQ/Large Cap Growth PLUS                            0.51%            0.25%            0.23%
EQ/Large Cap Value Index                            0.35%            0.25%            0.17%
EQ/Large Cap Value PLUS                             0.49%            0.25%            0.13%
EQ/Lord Abbett Growth and Income                    0.65%            0.25%            0.20%
EQ/Lord Abbett Large Cap Core                       0.65%            0.25%            0.22%
EQ/Mid Cap Index                                    0.35%            0.25%            0.12%
EQ/Mid Cap Value PLUS                               0.55%            0.25%            0.22%
EQ/Money Market                                     0.30%            0.25%            0.17%
EQ/Oppenheimer Global                               0.95%            0.25%            0.42%
EQ/Oppenheimer Main Street Opportunity              0.85%            0.25%            0.94%
EQ/Oppenheimer Main Street Small Cap                0.90%            0.25%            0.86%
EQ/Quality Bond PLUS                                0.40%            0.25%            0.19%
EQ/Small Company Index                              0.25%            0.25%            0.20%
EQ/T. Rowe Price Growth Stock                       0.80%            0.25%            0.16%
EQ/UBS Growth and Income                            0.75%            0.25%            0.19%
EQ/Van Kampen Comstock                              0.65%            0.25%            0.17%
-------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------

                                                   Acquired                                         Net
                                                     Fund         Total Annual     Fee Waivers     Annual
                                                   Fees and         Expenses         and/or       Expenses
                                                   Expenses         (Before          Expense       (After
                                                 (Underlying        Expense        Reimburse-     Expense
 Portfolio Name                                 Portfolios)(15)   Limitations)      ments(16)   Limitations)
---------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity                        --              1.00%            --          1.00%
Multimanager Core Bond                                --              0.96%           0.00%        0.96%
Multimanager International Equity                     --              1.28%            --          1.28%
Multimanager Large Cap Core Equity                    --              1.15%            --          1.15%
Multimanager Large Cap Growth                         --              1.24%            --          1.24%
Multimanager Large Cap Value                          --              1.17%            --          1.17%
Multimanager Mid Cap Growth                           --              1.25%            --          1.25%
Multimanager Mid Cap Value                            --              1.24%            --          1.24%
Multimanager Small Cap Growth                         --              1.34%            --          1.34%
Multimanager Small Cap Value                          --              1.29%            --          1.29%
Multimanager Technology                              0.01%            1.43%            --          1.43%
-------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
AXA Balanced Strategy Allocation                     0.62%            1.22%          (0.17)%       1.05%
AXA Conservative Growth Strategy Allocation          0.60%            1.20%          (0.20)%       1.00%
AXA Conservative Strategy Allocation                 0.56%            1.16%          (0.21)%       0.95%
AXA Growth Strategy Allocation                       0.65%            1.25%          (0.15)%       1.10%
AXA Moderate Growth Strategy Allocation              0.63%            1.23%          (0.13)%       1.10%
EQ/AllianceBernstein International                    --              1.15%           0.00%        1.15%
EQ/AllianceBernstein Small Cap Growth                 --              1.14%            --          1.14%
EQ/AXA Franklin Small Cap Value Core                  --              1.18%           0.00%        1.18%
EQ/AXA Franklin Templeton Founding
 Strategy Core                                       0.91%            1.40%          (0.09)%       1.31%
EQ/AXA Templeton Growth Core                          --              1.17%           0.00%        1.17%
EQ/BlackRock Basic Value Equity                       --              0.93%            --          0.93%
EQ/BlackRock International Value                      --              1.28%           0.00%        1.28%
EQ/Boston Advisors Equity Income                      --              1.17%          (0.12)%       1.05%
EQ/Calvert Socially Responsible                       --              1.14%           0.00%        1.14%
EQ/Capital Guardian Growth                            --              1.05%          (0.10)%       0.95%
EQ/Capital Guardian Research                          --              1.02%          (0.05)%       0.97%
EQ/Common Stock Index                                 --              0.71%            --          0.71%
EQ/Core Bond Index                                    --              0.71%            --          0.71%
EQ/Davis New York Venture                             --              1.25%            --          1.25%
EQ/Equity 500 Index                                   --              0.64%            --          0.64%
EQ/Evergreen Omega                                    --              1.15%           0.00%        1.15%
EQ/Intermediate Government Bond Index                 --              0.74%            --          0.74%
EQ/International Core PLUS                           0.06%            1.18%          (0.02)%       1.16%
EQ/International Growth                               --              1.37%            --          1.37%
EQ/JPMorgan Value Opportunities                       --              1.01%          (0.01)%       1.00%
EQ/Large Cap Core PLUS                               0.03%            1.05%          (0.05)%       1.00%
EQ/Large Cap Growth Index                             --              0.73%            --          0.73%
EQ/Large Cap Growth PLUS                              --              0.99%           0.00%        0.99%
EQ/Large Cap Value Index                              --              0.77%            --          0.77%
EQ/Large Cap Value PLUS                               --              0.87%           0.00%        0.87%
EQ/Lord Abbett Growth and Income                      --              1.10%          (0.10)%       1.00%
EQ/Lord Abbett Large Cap Core                         --              1.12%          (0.12)%       1.00%
EQ/Mid Cap Index                                      --              0.72%            --          0.72%
EQ/Mid Cap Value PLUS                                0.03%            1.05%           0.00%        1.05%
EQ/Money Market                                       --              0.72%            --          0.72%
EQ/Oppenheimer Global                                 --              1.62%          (0.27)%       1.35%
EQ/Oppenheimer Main Street Opportunity                --              2.04%          (0.74)%       1.30%
EQ/Oppenheimer Main Street Small Cap                  --              2.01%          (0.71)%       1.30%
EQ/Quality Bond PLUS                                  --              0.84%            --          0.84%
EQ/Small Company Index                                --              0.70%            --          0.70%
EQ/T. Rowe Price Growth Stock                         --              1.21%          (0.01)%       1.20%
EQ/UBS Growth and Income                              --              1.19%          (0.14)%       1.05%
EQ/Van Kampen Comstock                                --              1.07%          (0.07)%       1.00%
-------------------------------------------------------------------------------------------------------------


14 Fee table


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
-----------------------------------------------------------------------------------
                                     Manage-                             Other
 Portfolio Name                   ment Fees(12)    12b-1 Fees(13)     Expenses(14)
-----------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth          0.70%            0.25%            0.17%
EQ/PIMCO Ultra Short Bond             0.48%            0.25%            0.17%
EQ/Short Duration Bond                0.43%            0.25%            0.13%
EQ/Small Company Index                0.25%            0.25%            0.20%
EQ/T. Rowe Price Growth Stock         0.80%            0.25%            0.16%
EQ/UBS Growth and Income              0.75%            0.25%            0.19%
EQ/Van Kampen Comstock                0.65%            0.25%            0.17%
EQ/Van Kampen Mid Cap Growth          0.70%            0.25%            0.17%
EQ/Van Kampen Real Estate             0.90%            0.25%            0.15%
-----------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                    Acquired                                          Net
                                      Fund          Total Annual    Fee Waivers      Annual
                                    Fees and          Expenses        and/or        Expenses
                                    Expenses          (Before         Expense        (After
                                  (Underlying         Expense       Reimburse-      Expense
 Portfolio Name                  Portfolios)(15)    Limitations)     ments(16)    Limitations)
------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth           --               1.12%         (0.02)%        1.10%
EQ/PIMCO Ultra Short Bond              --               0.90%          0.00%         0.90%
EQ/Short Duration Bond                 --               0.81%           --           0.81%
EQ/Small Company Index                 --               0.70%           --           0.70%
EQ/T. Rowe Price Growth Stock          --               1.21%         (0.01)%        1.20%
EQ/UBS Growth and Income               --               1.19%         (0.14)%        1.05%
EQ/Van Kampen Comstock                 --               1.07%         (0.07)%        1.00%
EQ/Van Kampen Mid Cap Growth           --               1.12%         (0.02)%        1.10%
EQ/Van Kampen Real Estate              --               1.30%         (0.04)%        1.26%
------------------------------------------------------------------------------------------------


Notes:


(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.


     The withdrawal charge percentage we use is determined by the contract year   Contract
     in which you make the withdrawal or surrender your contract. For each        Year
     contribution, we consider the contract year in which we receive that         1.........8.00%
     contribution to be "contract year 1"                                         2.........7.00%
                                                                                  3.........6.00%
                                                                                  4.........5.00%
                                                                                  5+........0.00%


(3) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(5) Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(6) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(7) The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.

(8) If the contract is surrendered or annuitized or a death benefit is paid, or the benefit is dropped (if applicable) on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(9) If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

(10) Please see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.

(11) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.

(12) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (17) for any expense limitation agreement information.

(13) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010.

(14) Other expenses shown are those incurred in 2008. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (17) for any expense limitation agreement information.

(15) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(16) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A"--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2010 (unless the Board of Trustees, including a majority of the independent directors, of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



                                                                    Fee table 15

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     -------------------------------------------------
      Portfolio Name
     -------------------------------------------------
      Multimanager Health Care                1.40%
     -------------------------------------------------
      Multimanager Large Cap Core Equity      1.14%
     -------------------------------------------------
      Multimanager Large Cap Growth           1.15%
     -------------------------------------------------
      Multimanager Large Cap Value            1.15%
     -------------------------------------------------
      Multimanager Mid Cap Growth             1.15%
     -------------------------------------------------
      Multimanager Small Cap Growth           1.29%
     -------------------------------------------------
      Multimanager Small Cap Value            1.23%
     -------------------------------------------------
      Multimanager Technology                 1.42%
     -------------------------------------------------
      EQ/AllianceBernstein Small Cap Growth   1.12%
     -------------------------------------------------
      EQ/Capital Guardian Growth              0.94%
     -------------------------------------------------
      EQ/Capital Guardian Research            0.96%
     -------------------------------------------------
      EQ/Davis New York Venture               1.22%
     -------------------------------------------------
      EQ/Evergreen Omega                      1.13%
     -------------------------------------------------
      EQ/GAMCO Mergers and Acquisitions       1.37%
     -------------------------------------------------
      EQ/GAMCO Small Company Value            1.12%
     -------------------------------------------------
      EQ/Global Multi-Sector Equity           1.33%
     -------------------------------------------------
      EQ/International Core PLUS              1.14%
     -------------------------------------------------
      EQ/Lord Abbett Growth and Income        0.98%
     -------------------------------------------------
      EQ/Lord Abbett Large Cap Core           0.99%
     -------------------------------------------------
      EQ/Mid Cap Value PLUS                   1.04%
     -------------------------------------------------
      EQ/UBS Growth and Income                1.03%
     -------------------------------------------------
      EQ/Van Kampen Comstock                  0.98%
     -------------------------------------------------
      EQ/Van Kampen Mid Cap Growth            1.08%
     -------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the "Greater of" GMDB II and the Earnings enhancement benefit with the Guaranteed minimum income benefit II-Custom Selection) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge of 0.006% of contract value.


The guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option and the account for special dollar cost averaging.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


16 Fee table

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
-----------------------------------------------------------------------------------------
                                                If you surrender your contract at
                                                 the end of the applicable time
                                                              period
-----------------------------------------------------------------------------------------
 Portfolio Name                              1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------
  AXA Conservative Strategy Allocation       $1,340     $2,242     $2,772      $5,721
  AXA Conservative Growth Strategy
    Allocation                               $1,345     $2,254     $2,792      $5,756
  AXA Balanced Strategy Allocation           $1,347     $2,260     $2,801      $5,773
  AXA Growth Strategy Allocation             $1,350     $2,269     $2,816      $5,798
  AXA Moderate Growth Strategy Allocation    $1,348     $2,263     $2,806      $5,781
  Multimanager Aggressive Equity             $1,324     $2,194     $2,694      $5,583
  Multimanager Core Bond                     $1,319     $2,181     $2,675      $5,548
  Multimanager International Equity          $1,353     $2,279     $2,830      $5,824
  Multimanager Large Cap Core Equity         $1,339     $2,239     $2,767      $5,713
  Multimanager Large Cap Growth              $1,349     $2,266     $2,811      $5,790
  Multimanager Large Cap Value               $1,341     $2,245     $2,777      $5,730
  Multimanager Mid Cap Growth                $1,350     $2,269     $2,816      $5,798
  Multimanager Mid Cap Value                 $1,349     $2,266     $2,811      $5,790
  Multimanager Technology                    $1,369     $2,324     $2,902      $5,949
----------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------
  EQ/AllianceBernstein International         $1,339     $2,239     $2,767      $5,713
  EQ/AllianceBernstein Small Cap Growth      $1,338     $2,236     $2,762      $5,704
  EQ/AXA Franklin Small Cap Value Core       $1,343     $2,248     $2,782      $5,739
  EQ/AXA Franklin Templeton Founding
    Strategy Core                            $1,366     $2,315     $2,888      $5,924
  EQ/AXA Templeton Growth Core               $1,341     $2,245     $2,777      $5,730
  EQ/BlackRock Basic Value Equity            $1,316     $2,172     $2,660      $5,522
  EQ/BlackRock International Value           $1,353     $2,279     $2,830      $5,824
  EQ/Boston Advisors Equity Income           $1,341     $2,245     $2,777      $5,730
  EQ/Calvert Socially Responsible            $1,338     $2,236     $2,762      $5,704
  EQ/Capital Guardian Growth                 $1,329     $2,209     $2,719      $5,627
  EQ/Capital Guardian Research               $1,326     $2,200     $2,704      $5,601
  EQ/Common Stock Index                      $1,293     $2,105     $2,552      $5,326
  EQ/Core Bond Index                         $1,293     $2,105     $2,552      $5,326
  EQ/Davis New York Venture                  $1,350     $2,269     $2,816      $5,798
  EQ/Equity 500 Index                        $1,286     $2,084     $2,517      $5,263
  EQ/Evergreen Omega                         $1,339     $2,239     $2,767      $5,713
  EQ/Intermediate Government Bond Index      $1,296     $2,114     $2,567      $5,353
  EQ/International Core PLUS                 $1,343     $2,248     $2,782      $5,739
  EQ/International Growth                    $1,362     $2,306     $2,873      $5,899
  EQ/JPMorgan Value Opportunities            $1,325     $2,197     $2,699      $5,592
  EQ/Large Cap Core PLUS                     $1,329     $2,209     $2,719      $5,627
  EQ/Large Cap Growth Index                  $1,295     $2,111     $2,562      $5,344
  EQ/Large Cap Growth PLUS                   $1,323     $2,191     $2,689      $5,575
  EQ/Large Cap Value Index                   $1,299     $2,123     $2,582      $5,380
  EQ/Large Cap Value PLUS                    $1,310     $2,154     $2,631      $5,469
  EQ/Lord Abbett Growth and Income           $1,334     $2,224     $2,743      $5,670
  EQ/Lord Abbett Large Cap Core              $1,336     $2,230     $2,753      $5,687
  EQ/Mid Cap Index                           $1,294     $2,108     $2,557      $5,335
  EQ/Mid Cap Value PLUS                      $1,329     $2,209     $2,719      $5,627
  EQ/Money Market                            $1,294     $2,108     $2,557      $5,335
  EQ/Oppenheimer Global                      $1,389     $2,381     $2,993      $6,106
  EQ/Oppenheimer Main Street Opportunity     $1,433     $2,506     $3,190      $6,440
  EQ/Oppenheimer Main Street Small Cap       $1,430     $2,497     $3,176      $6,417
  EQ/Quality Bond PLUS                       $1,307     $2,145     $2,616      $5,443
  EQ/Small Company Index                     $1,292     $2,102     $2,547      $5,317
  EQ/T. Rowe Price Growth Stock              $1,346     $2,257     $2,796      $5,764
  EQ/UBS Growth and Income                   $1,344     $2,251     $2,787      $5,747
  EQ/Van Kampen Comstock                     $1,331     $2,215     $2,728      $5,644
  EQ/Van Kampen Mid Cap Growth               $1,336     $2,230     $2,753      $5,687
----------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             If you do not surrender your con-
                                                If you annuitize at the end of the           tract at the end of the applicable
                                                      applicable time period                            time period
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                              1 year    3 years    5 years     10 years    1 year   3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  AXA Conservative Strategy Allocation        N/A       $2,242     $2,772      $5,721      $540     $1,642     $2,772     $5,721
  AXA Conservative Growth Strategy
    Allocation                                N/A       $2,254     $2,792      $5,756      $545     $1,654     $2,792     $5,756
  AXA Balanced Strategy Allocation            N/A       $2,260     $2,801      $5,773      $547     $1,660     $2,801     $5,773
  AXA Growth Strategy Allocation              N/A       $2,269     $2,816      $5,798      $550     $1,669     $2,816     $5,798
  AXA Moderate Growth Strategy Allocation     N/A       $2,263     $2,806      $5,781      $548     $1,663     $2,806     $5,781
  Multimanager Aggressive Equity              N/A       $2,194     $2,694      $5,583      $524     $1,594     $2,694     $5,583
  Multimanager Core Bond                      N/A       $2,181     $2,675      $5,548      $519     $1,581     $2,675     $5,548
  Multimanager International Equity           N/A       $2,279     $2,830      $5,824      $553     $1,679     $2,830     $5,824
  Multimanager Large Cap Core Equity          N/A       $2,239     $2,767      $5,713      $539     $1,639     $2,767     $5,713
  Multimanager Large Cap Growth               N/A       $2,266     $2,811      $5,790      $549     $1,666     $2,811     $5,790
  Multimanager Large Cap Value                N/A       $2,245     $2,777      $5,730      $541     $1,645     $2,777     $5,730
  Multimanager Mid Cap Growth                 N/A       $2,269     $2,816      $5,798      $550     $1,669     $2,816     $5,798
  Multimanager Mid Cap Value                  N/A       $2,266     $2,811      $5,790      $549     $1,666     $2,811     $5,790
  Multimanager Technology                     N/A       $2,324     $2,902      $5,949      $569     $1,724     $2,902     $5,949
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein International          N/A       $2,239     $2,767      $5,713      $539     $1,639     $2,767     $5,713
  EQ/AllianceBernstein Small Cap Growth       N/A       $2,236     $2,762      $5,704      $538     $1,636     $2,762     $5,704
  EQ/AXA Franklin Small Cap Value Core        N/A       $2,248     $2,782      $5,739      $543     $1,648     $2,782     $5,739
  EQ/AXA Franklin Templeton Founding
    Strategy Core                             N/A       $2,315     $2,888      $5,924      $566     $1,715     $2,888     $5,924
  EQ/AXA Templeton Growth Core                N/A       $2,245     $2,777      $5,730      $541     $1,645     $2,777     $5,730
  EQ/BlackRock Basic Value Equity             N/A       $2,172     $2,660      $5,522      $516     $1,572     $2,660     $5,522
  EQ/BlackRock International Value            N/A       $2,279     $2,830      $5,824      $553     $1,679     $2,830     $5,824
  EQ/Boston Advisors Equity Income            N/A       $2,245     $2,777      $5,730      $541     $1,645     $2,777     $5,730
  EQ/Calvert Socially Responsible             N/A       $2,236     $2,762      $5,704      $538     $1,636     $2,762     $5,704
  EQ/Capital Guardian Growth                  N/A       $2,209     $2,719      $5,627      $529     $1,609     $2,719     $5,627
  EQ/Capital Guardian Research                N/A       $2,200     $2,704      $5,601      $526     $1,600     $2,704     $5,601
  EQ/Common Stock Index                       N/A       $2,105     $2,552      $5,326      $493     $1,505     $2,552     $5,326
  EQ/Core Bond Index                          N/A       $2,105     $2,552      $5,326      $493     $1,505     $2,552     $5,326
  EQ/Davis New York Venture                   N/A       $2,269     $2,816      $5,798      $550     $1,669     $2,816     $5,798
  EQ/Equity 500 Index                         N/A       $2,084     $2,517      $5,263      $486     $1,484     $2,517     $5,263
  EQ/Evergreen Omega                          N/A       $2,239     $2,767      $5,713      $539     $1,639     $2,767     $5,713
  EQ/Intermediate Government Bond Index       N/A       $2,114     $2,567      $5,353      $496     $1,514     $2,567     $5,353
  EQ/International Core PLUS                  N/A       $2,248     $2,782      $5,739      $543     $1,648     $2,782     $5,739
  EQ/International Growth                     N/A       $2,306     $2,873      $5,899      $562     $1,706     $2,873     $5,899
  EQ/JPMorgan Value Opportunities             N/A       $2,197     $2,699      $5,592      $525     $1,597     $2,699     $5,592
  EQ/Large Cap Core PLUS                      N/A       $2,209     $2,719      $5,627      $529     $1,609     $2,719     $5,627
  EQ/Large Cap Growth Index                   N/A       $2,111     $2,562      $5,344      $495     $1,511     $2,562     $5,344
  EQ/Large Cap Growth PLUS                    N/A       $2,191     $2,689      $5,575      $523     $1,591     $2,689     $5,575
  EQ/Large Cap Value Index                    N/A       $2,123     $2,582      $5,380      $499     $1,523     $2,582     $5,380
  EQ/Large Cap Value PLUS                     N/A       $2,154     $2,631      $5,469      $510     $1,554     $2,631     $5,469
  EQ/Lord Abbett Growth and Income            N/A       $2,224     $2,743      $5,670      $534     $1,624     $2,743     $5,670
  EQ/Lord Abbett Large Cap Core               N/A       $2,230     $2,753      $5,687      $536     $1,630     $2,753     $5,687
  EQ/Mid Cap Index                            N/A       $2,108     $2,557      $5,335      $494     $1,508     $2,557     $5,335
  EQ/Mid Cap Value PLUS                       N/A       $2,209     $2,719      $5,627      $529     $1,609     $2,719     $5,627
  EQ/Money Market                             N/A       $2,108     $2,557      $5,335      $494     $1,508     $2,557     $5,335
  EQ/Oppenheimer Global                       N/A       $2,381     $2,993      $6,106      $589     $1,781     $2,993     $6,106
  EQ/Oppenheimer Main Street Opportunity      N/A       $2,506     $3,190      $6,440      $633     $1,906     $3,190     $6,440
  EQ/Oppenheimer Main Street Small Cap        N/A       $2,497     $3,176      $6,417      $630     $1,897     $3,176     $6,417
  EQ/Quality Bond PLUS                        N/A       $2,145     $2,616      $5,443      $507     $1,545     $2,616     $5,443
  EQ/Small Company Index                      N/A       $2,102     $2,547      $5,317      $492     $1,502     $2,547     $5,317
  EQ/T. Rowe Price Growth Stock               N/A       $2,257     $2,796      $5,764      $546     $1,657     $2,796     $5,764
  EQ/UBS Growth and Income                    N/A       $2,251     $2,787      $5,747      $544     $1,651     $2,787     $5,747
  EQ/Van Kampen Comstock                      N/A       $2,215     $2,728      $5,644      $531     $1,615     $2,728     $5,644
  EQ/Van Kampen Mid Cap Growth                N/A       $2,230     $2,753      $5,687      $536     $1,630     $2,753     $5,687
------------------------------------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.


                                                                    Fee table 17


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CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.


18 Fee table


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1. Contract features and benefits


--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum initial contribution of $10,000 for you to purchase a contract. Maximum contribution limitations also apply. You may currently make additional contributions of at least $500 each for NQ contracts, $1,000 each for Inherited IRA contracts and $50 each for traditional IRA and Roth IRA contracts, subject to limitations noted below. For all contracts other than QP contracts, you may make additional contributions only during the first contract year. For QP contracts, the maximum aggregate contributions for any contract year is 100% of first-year contributions. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are currently permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. We may discontinue acceptance of contributions within the first year. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. If we do accept a contribution over that $1,500,000 threshold, we may require that the account value be allocated according to Option A. For information about Option A, please see "Allocating your contribution" later in this Prospectus. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. These contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.

Subsequent contributions are not permitted after conversion to the Guaranteed withdrawal benefit for life.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 Available for
                 owner and
                 annuitant        Minimum                                                     Limitations on
 Contract type   issue ages       contributions         Source of contributions               contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85     o $10,000 (initial)   o After-tax money.                    o No additional contributions after
                                                                                                the first contract year
                                  o $500 (additional)   o Paid to us by check or transfer of
                                                          contract value in a tax-deferred
                                                          exchange under Section 1035 of
                                                          the Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19


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
------------------------------------------------------------------------------------------------------------------------------------
                  Available for
                  owner and
                  annuitant       Minimum                                                      Limitations on
 Contract type    issue ages      contributions        Source of contributions                 contributions+
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   20 through 85   o $10,000 (initial)  o Eligible rollover distributions       o No additional contributions after
                                                         from 403(b) plans, qualified            the first contract year.
                                  o $50 (additional)     plans, and governmental employer
                                                         457(b) plans.                         o Contributions after age 70-1/2
                                                                                                 must be net of required minimum
                                                       o Rollovers from another tradi-           distributions.
                                                         tional individual retirement
                                                         arrangement.                          o Although we accept regular IRA
                                                                                                 contributions (limited to
                                                       o Direct custodian-to-custodian           $5,000), under traditional IRA
                                                         transfers from another                  contracts, we intend that the
                                                         traditional individual retirement       contract be used primarily for
                                                         arrangement.                            rollover and direct transfer
                                                                                                 contributions.
                                                       o Regular IRA contributions.
                                                                                               o Additional catch-up contributions
                                                       o Additional catch-up                     of up to $1,000 per calendar year
                                                         contributions.                          where the owner is at least age
                                                                                                 50 but under age 70-1/2 at any
                                                                                                 time during the calendar year for
                                                                                                 which the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA          20 through 85   o $10,000 (initial)  o Rollovers from another Roth IRA.      o No additional contributions after
                                                                                                 the first contract year.
                                  o $50 (additional)   o Rollovers from a "designated Roth
                                                         contribution account" under a         o Conversion rollovers after age
                                                         401(k) plan or 403(b) plan.             70-1/2 must be net of required
                                                                                                 minimum distributions for the
                                                       o Conversion rollovers from a             traditional IRA or other eligible
                                                         traditional IRA or other                retirement plan which is the
                                                         eligible retirement plan.               source of the conversion
                                                                                                 rollover.
                                                       o Direct transfers from another
                                                         Roth IRA.                             o Before 2010, you cannot roll over
                                                                                                 funds from a traditional IRA or
                                                       o Regular Roth IRA contributions.         other eligible retirement plan if
                                                                                                 your adjusted gross income is
                                                       o Additional catch-up contribu-           $100,000 or more.
                                                         tions.
                                                                                               o Although we accept regular Roth
                                                                                                 IRA contributions (limited to
                                                                                                 $5,000) under the Roth IRA con-
                                                                                                 tracts, we intend that the
                                                                                                 contract be used primarily for
                                                                                                 rollover and direct transfer
                                                                                                 contributions.

                                                                                               o Additional catch-up contributions
                                                                                                 of up to $1,000 per calendar year
                                                                                                 where the owner is at least age
                                                                                                 50 at any time during the calen-
                                                                                                 dar year for which the
                                                                                                 contribution is made.
------------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits


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
------------------------------------------------------------------------------------------------------------------------------------
                     Available for
                     owner and
                     annuitant       Minimum                                                     Limitations on
 Contract type       issue ages      contributions          Source of contributions              contributions+
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA        0 through 70    o $10,000 (initial)    o Direct custodian-to-custodian      o Any additional contributions must
Beneficiary Con-                                              transfers of your interest as a      be from the same type of IRA of
tinuation Contract                   o $1,000 (additional)    death beneficiary of the deceased    the same deceased owner.
(traditional IRA or                                           owner's traditional individual
Roth IRA)                                                     retirement arrangement or Roth     o Non-spousal beneficiary direct
                                                              IRA to an IRA of the same type.      rollover contributions from
                                                                                                   qualified plans, 403(b) plans
                                                                                                   and governmental employer 457(b)
                                                                                                   plans may be made to an Inher-
                                                                                                   ited IRA contract under specified
                                                                                                   circumstances.
------------------------------------------------------------------------------------------------------------------------------------
QP                   20 through 70   o $10,000 (initial)    o Only transfer contributions from   o A separate QP contract must be
                                                              other investments within an          established for each plan
                                     o $500 (additional)      existing qualified plan trust.       participant.

                                                            o The plan must be qualified under   o We do not accept regular ongoing
                                                              Section 401(a) of the Internal       payroll contributions or
                                                              Revenue Code.                        contributions directly from the
                                                                                                   employer.
                                                            o For 401(k) plans, transferred
                                                              contributions may not include any  o Only one additional transfer con-
                                                              after-tax contributions,             tribution may be made during a
                                                              including designated Roth contri-    contract year.
                                                              butions.
                                                                                                 o No additional transfer contribu-
                                                                                                   tions after participant's
                                                                                                   attainment of age 76 or, if
                                                                                                   later, the first contract date
                                                                                                   anniversary.

                                                                                                 o Contributions after age 70-1/2
                                                                                                   must be net of any required
                                                                                                   minimum distribution.

Please refer to Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------



+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.



                                               Contract features and benefits 21


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OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses. In addition, a spouse may be added as a joint annuitant under a non-natural owner contract upon conversion to the Guaranteed withdrawal benefit for life with a joint life option. See "Additional owner and annuitant requirements" under "Guaranteed withdrawal benefit for life."

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. "See Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.



PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit ("GMIB"), which you may be able to convert to the Guaranteed withdrawal benefit for life ("GWBL"), you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) Elite(SM) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Elite(SM) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on


22  Contract features and benefits


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your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


The contract provides the following investment options: the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging. This section lists each of the variable investment options and describes the guaranteed interest option. The next section, "Allocating your contributions," discusses dollar cost averaging in general, including the account for special dollar cost averaging.

Your investment options depend on whether you select Option A or Option B. If you elect Guaranteed minimum income benefit I - Asset Allocation, your contract will be restricted to Option A. If you elect GMIB II - Custom Selection, you can choose either Option A - Asset Allocation or Option B - Custom Selection. For additional information, see "Allocating your contributions" later in this Prospectus.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect.



                                              Contract features and benefits  23


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PORTFOLIOS OF THE TRUSTS


The AXA Strategic Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Strategic Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Strategic Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust                                                               Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY
                                                                                     o ClearBridge Advisors, LLC

                                                                                     o Legg Mason Capital Management, Inc.

                                                                                     o Marsico Capital Management, LLC

                                                                                     o SSgA Funds Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND       To seek a balance of high current income and capital    o BlackRock Financial Management, Inc.
                             appreciation, consistent with a prudent level of risk.
                                                                                     o Pacific Investment Management Company
                                                                                       LLC

                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL   Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY
                                                                                     o JPMorgan Investment Management Inc.

                                                                                     o Marsico Capital Management, LLC

                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                     o Janus Capital Management LLC

                                                                                     o SSgA Funds Management, Inc.

                                                                                     o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                            o Goodman & Co. NY Ltd.
 GROWTH
                                                                                     o SSgA Funds Management, Inc.

                                                                                     o T. Rowe Price Associates, Inc.

                                                                                     o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE
                                                                                     o Institutional Capital LLC

                                                                                     o MFS Investment Management

                                                                                     o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits


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
------------------------------------------------------------------------------------------
 AXA Premier VIP Trust
 Portfolio Name              Objective
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.
 GROWTH
------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Long-term growth of capital.
------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.
 GROWTH
------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.
 VALUE
------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.
------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*             Objective
------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY        Seeks long-term capital appreciation and current income.
------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH      Seeks current income and growth of capital, with a
 STRATEGY                    greater emphasis on current income.
------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY    Seeks a high level of current income.
------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY          Seeks long-term capital appreciation and current income,
                             with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------
AXA MODERATE GROWTH          Seeks long-term capital appreciation and current income,
 STRATEGY                    with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.
 INTERNATIONAL
------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.
 CAP GROWTH
------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    Seeks to achieve long-term total return.
 VALUE CORE(1)
------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON    Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY CORE(2)   income.
------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH      Seeks to achieve long-term capital growth.
 CORE(3)
------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
 AXA Premier VIP Trust       Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              applicable)
----------------------------------------------------------------------------
MULTIMANAGER MID CAP         o AllianceBernstein L.P.
 GROWTH
                             o Franklin Advisers, Inc.

                             o SSgA Funds Management, Inc.

                             o Wellington Management Company, LLP
----------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   o AXA Rosenberg Investment Management LLC

                             o SSgA Funds Management, Inc.

                             o Tradewinds Global Investors, LLC

                             o Wellington Management Company, LLP
----------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o Eagle Asset Management, Inc.
 GROWTH
                             o SSgA Funds Management, Inc.

                             o Wells Capital Management Inc.
----------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       o Franklin Advisory Services, LLC
 VALUE
                             o Pacific Global Investment Management
                               Company

                             o SSgA Funds Management, Inc.
----------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      o Firsthand Capital Management, Inc.

                             o RCM Capital Management LLC

                             o SSgA Funds Management, Inc.

                             o Wellington Management Company, LLP
----------------------------------------------------------------------------
 EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name*             applicable)
----------------------------------------------------------------------------
AXA BALANCED STRATEGY        o AXA Equitable
----------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH      o AXA Equitable
 STRATEGY
----------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY    o AXA Equitable
----------------------------------------------------------------------------
AXA GROWTH STRATEGY          o AXA Equitable
----------------------------------------------------------------------------
AXA MODERATE GROWTH          o AXA Equitable
 STRATEGY
----------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         o AllianceBernstein L.P.
 INTERNATIONAL
----------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   o AllianceBernstein L.P.
 CAP GROWTH
----------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP    o BlackRock Investment Management, LLC
 VALUE CORE(1)
                             o Franklin Advisory Services, LLC
----------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON    o AXA Equitable
 FOUNDING STRATEGY CORE(2)
----------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH      o BlackRock Investment Management, LLC
 CORE(3)
                             o Templeton Global Advisors Limited
----------------------------------------------------------------------------


                                               Contract features and benefits 25


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
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*             Objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of
 VALUE                       income, accompanied by growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks to achieve a combination of growth and income to
 INCOME                      achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks to achieve long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(4)     Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(5)        Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Barclays
                             Capital U.S. Aggregate Bond Index, including reinvest-
                             ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks to achieve long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that
 BOND INDEX(6)               approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-
                             ondary objective to seek reasonable current income. For
                             purposes of this Portfolio, the words "reasonable current
                             income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name*             applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     o BlackRock Investment Management, LLC
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   o BlackRock Investment Management
 VALUE                         International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    o Boston Advisors, LLC
 INCOME
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          o Calvert Asset Management Company, Inc.
 RESPONSIBLE
                             o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(4)     o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(5)        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           o Evergreen Investment Management
                               Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   o SSgA Funds Management, Inc.
 BOND INDEX(6)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   o AXA Equitable

                             o Hirayama Investments, LLC

                             o SSgA Funds Management, Inc.

                             o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       o AXA Equitable

                             o Institutional Capital LLC

                             o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


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
------------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*             Objective
------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.
------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      Seeks to achieve capital appreciation.
------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of
 INCOME                      income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of
 CORE                        income with reasonable risk.
------------------------------------------------------------------------------------------
EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        Seeks to achieve long-term capital appreciation.
------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        Seeks to achieve capital appreciation.
------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   Seeks to achieve long-term capital appreciation.
 OPPORTUNITY
------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   Seeks to achieve capital appreciation.
 SMALL CAP
------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent with
                             moderate risk to capital.
------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as possible (before the
                             deduction of Portfolio expenses) the total return of the
                             Russell 2000 Index.
------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term capital appreciation and
 STOCK                       secondarily, income.
------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
 EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name*             applicable)
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    o AllianceBernstein L.P.
-------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     o AXA Equitable

                             o Marsico Capital Management, LLC

                             o SSgA Funds Management, Inc.
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX     o SSgA Funds Management, Inc.
-------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS      o AllianceBernstein L.P.

                             o AXA Equitable
-------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    o Lord, Abbett & Co. LLC
 INCOME
-------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     o Lord, Abbett & Co. LLC
 CORE
-------------------------------------------------------------------------
EQ/MID CAP INDEX             o SSgA Funds Management, Inc.
-------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS        o AXA Equitable

                             o SSgA Funds Management, Inc.

                             o Wellington Management Company LLP
-------------------------------------------------------------------------
EQ/MONEY MARKET              o The Dreyfus Corporation
-------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL        o OppenheimerFunds, Inc.
-------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   o OppenheimerFunds, Inc.
 OPPORTUNITY
-------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET   o OppenheimerFunds, Inc.
 SMALL CAP
-------------------------------------------------------------------------
EQ/QUALITY BOND PLUS         o AllianceBernstein L.P.

                             o AXA Equitable

                             o SSgA Funds Management, Inc.
-------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX       o AllianceBernstein L.P.
-------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      o T. Rowe Price Associates, Inc.
 STOCK
-------------------------------------------------------------------------


                                               Contract features and benefits 27


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
--------------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name*           Objective
--------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.
 GROWTH
--------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
 EQ Advisors Trust         Investment Manager (or Sub-Adviser(s), as
 Portfolio Name*           applicable)
--------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   o UBS Global Asset Management
                             (Americas) Inc.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     o Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      o Morgan Stanley Investment Management Inc.
 GROWTH
--------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until May 1, 2009. The number in the "Footnote No." column corresponds with the number contained in the chart above.

     ----------------------------------------------------------
     Footnote No.     Portfolio's Former Name
     ----------------------------------------------------------
                      EQ Advisors Trust
     ----------------------------------------------------------
         (1)          EQ/Franklin Small Cap Value
     ----------------------------------------------------------
         (2)          EQ/Franklin Templeton Founding Strategy
     ----------------------------------------------------------
         (3)          EQ/Templeton Growth
     ----------------------------------------------------------
         (4)          EQ/AllianceBernstein Common Stock
     ----------------------------------------------------------
** The chart below reflects the portfolio's former name in effect until January
   15, 2009. The number in the "Footnote No." column corresponds with the footnotes contained in the chart above.

     ----------------------------------------------------------
     Footnote No.    Portfolio's Former Name
     ----------------------------------------------------------
                     EQ Advisors Trust
     ----------------------------------------------------------
        (5)          EQ/JPMorgan Core Bond
     ----------------------------------------------------------
        (6)          EQ/AllianceBernstein Intermediate Govern-
                     ment Bond Index
     ----------------------------------------------------------

You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.



28 Contract features and benefits


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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges, and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2009 is 1.50% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfer from the guaranteed interest option.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.



ALLOCATING YOUR CONTRIBUTIONS

Your allocation alternatives and procedures depend on whether you select Option A - Asset Allocation or Option B - Custom Selection, which we describe below. You must select either Option A - Asset Allocation or Option B - Custom Selection with your initial contribution. If you elect Guaranteed minimum income benefit I - Asset Allocation, your contract is restricted to Option A. If you elect Guaranteed minimum income benefit II - Custom Selection or if you don't elect a Guaranteed minimum income benefit, you can choose either Option A or Option B. Upon conversion, your contract will be restricted to Option A. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see "Automatic conversion" in "Guaranteed withdrawal benefit for life" later in this Prospectus.

In addition, if you are permitted to allocate contributions of more than $1,500,000 to Accumulator(R) contracts with the same owner or annuitant, we may restrict your contract to Option A. Subsequent contributions will be allocated according to the investment allocations on file. If you would like your subsequent contributions to be allocated differently, you must submit new allocation instructions on a form that we provide. We will not honor letters of instruction directing the allocation. If you submit new allocation instructions for subsequent contributions under Option B, those allocation instructions must comply with the Option B rules that are in effect at the time that you submit the new allocation instructions. Under certain circumstances you may be able or required to switch from Option A or B to the other, under rules we discuss below.


OPTION A -- ASSET ALLOCATION

Under Option A, the Asset Allocation option, all of your account value must be allocated to one or more of the following options: (1) the AXA Strategic Allocation Portfolios (the "Strategic Allocation Portfolios"); (2) the guaranteed interest option; (3) the EQ/Money Market Portfolio; and (4) the account for special dollar cost averaging.

Allocations must be in whole percentages, and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions for contracts issued in certain states. See Appendix VI later in this Prospectus for state variations. Dollar cost averaging programs are available in connection with Option A, and they are discussed in "Dollar cost averaging" below. Quarterly rebalancing is not available with Option A. You can rebalance your account value under Option A by submitting a request to rebalance your account value as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request.


OPTION B -- CUSTOM SELECTION

Under Option B, the Custom Selection option, all of your account value must be:
(1) allocated to the variable investment options according to the category and investment option limits described below; or (2) allocated to the special dollar cost averaging program. The guaranteed interest option is not available under Option B.



                                              Contract features and benefits  29


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If you do not elect the account for special dollar cost averaging, all of your account value must be allocated among the investment options in the following four categories:

     Category 1 -- Fixed Income
       EQ/Core Bond Index
       EQ/Intermediate Government Bond Index
       EQ/Money Market
       EQ/Quality Bond PLUS
       Multimanager Core Bond

     Category 2 -- Core Diversified Equity
       AXA Balanced Strategy
       AXA Conservative Growth Strategy
       AXA Conservative Strategy
       AXA Growth Strategy
       AXA Moderate Growth Strategy
       EQ/AXA Franklin Templeton Founding Strategy Core
       EQ/BlackRock Basic Value Equity
       EQ/Boston Advisors Equity Income
       EQ/Capital Guardian Research
       EQ/Common Stock Index
       EQ/Equity 500 Index
       EQ/Evergreen Omega
       EQ/JPMorgan Value Opportunities
       EQ/Large Cap Core PLUS
       EQ/Large Cap Growth Index
       EQ/Large Cap Growth PLUS
       EQ/Large Cap Value Index
       EQ/Large Cap Value PLUS
       EQ/Lord Abbett Growth and Income
       EQ/Lord Abbett Large Cap Core
       EQ/Oppenheimer Main Street Opportunity
       EQ/T. Rowe Price Growth Stock
       EQ/UBS Growth and Income
       Multimanager Large Cap Core Equity
       Multimanager Large Cap Value

     Category 3 -- Small Cap/Mid Cap/International
       EQ/AllianceBernstein International
       EQ/AllianceBernstein Small Cap Growth
       EQ/BlackRock International Value
       EQ/International Core PLUS
       EQ/International Growth
       EQ/Mid Cap Index
       EQ/Mid Cap Value PLUS
       EQ/Oppenheimer Global
       EQ/Oppenheimer Main Street Small Cap
       EQ/Small Company Index
       Multimanager International Equity
       Multimanager Mid Cap Growth
       Multimanager Mid Cap Value
       Multimanager Small Cap Growth
       Multimanager Small Cap Value

     Category 4 -- Specialty
       EQ/AXA Franklin Small Cap Value Core
       EQ/AXA Templeton Growth Core EQ/Calvert Socially Responsible EQ/Capital Guardian Growth
       EQ/Davis New York Venture
       EQ/Van Kampen Comstock
       EQ/Van Kampen Mid Cap Growth
       Multimanager Aggressive Equity
       Multimanager Large Cap Growth
       Multimanager Technology

Your contributions in the four categories must also generally be allocated according to the following category and investment option limits.


CATEGORY AND INVESTMENT OPTION LIMITS.

The chart below sets forth the general category and investment option limits of Option B - Custom Selection.
--------------------------------------------------------------------------------
                                               3 -- Small/
                                                  Mid/
                  1 -- Fixed     2 -- Core      Interna-    4 -- Spe-
     Category       Income      Diversified      tional      cialty
--------------------------------------------------------------------------------
   Maximum for       100%           70%           20%          10%
     category
   Minimum for       30%            0%            0%           0%
     category
   Maximum for      15%(1)        15%(2)         10%(3)        5%
   each option
--------------------------------------------------------------------------------
(1) EQ/Core Bond Index, EQ/Intermediate Government Bond Index and EQ/Money Market have a 30% per option maximum limit.

(2) AXA Balanced Strategy, AXA Conservative Growth Strategy, AXA Conservative Strategy, AXA Growth Strategy and AXA Moderate Growth Strategy have a 70% per option maximum limit. EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Large Cap Growth Index and EQ/Large Cap Value Index have a 35% per option maximum limit.

(3) EQ/Mid Cap Index and EQ/Small Company Index have 20% per option maximum limit.

There are no minimum allocations for any one investment option. Allocations must be in whole percentages. The total of your allocations into all available investment options must equal 100%. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations.

QUARTERLY REBALANCING (OPTION B -- CUSTOM SELECTION ONLY). Under Option B, your account value will be rebalanced automatically each quarter of your contract year. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. The rebalance for the last quarter of the contract year will occur on the contract anniversary date. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract anniversary date. When we rebalance your account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect



30  Contract features and benefits


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against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

TRANSFERS. Generally, you may transfer your account value among the variable investment options. However, under Option A, a transfer into the guaranteed interest option (other than a transfer pursuant to a dollar cost averaging program) will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

You may make transfers among the investment options available under Option B, provided that the transfer meets the category and investment option limits in place at the time of the transfer. In the remainder of this section, we explain our current Option B transfer rules, which we may change in the future. You may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. An investment option transfer under Option B does not automatically change your allocation instructions for the rebalancing of your account on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your account. If you wish to change your allocation instructions for the quarterly rebalancing of your account, these instructions must meet the category and investment option limits in place at the time of the transfer and must be made in writing on a form we provide and sent to the processing office. Please note, however, that an allocation change for future contributions will automatically change the rebalancing instructions on file for your account. For more information about transferring your account value, see "Transferring your money among investment options" later in this prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment limits in place at the time that the instructions are received.

POSSIBLE CHANGES TO THE CATEGORY AND INVESTMENT OPTION LIMITS. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category. If we change an investment option from one category to another, you need not change your allocation instructions on file if you do not have any allocations to that option or you do not initiate a transfer request to that option. However, while you do not need to change your allocation instructions on file, if you submit a transfer request after there has been a change in category or investment option limits, you will be subject to the new category and investment option limits for future transactions. If you have an allocation to an investment option for which there has been a change and you submit a transfer request, we will require that you change your allocation instructions on file to comply with the new category and investment option limits if your instructions on file do not comply with the new rules. Any changes to category or investment option limits will not be applicable to subsequent contributions unless you change your allocation instructions or request a transfer. We may make changes to the category and investment option limits due to changes in the options, such as reorganizations or substitutions.


SWITCHING BETWEEN OPTIONS

If you elect the Guaranteed minimum income benefit I - Asset Allocation, your contract will be restricted to Option A (even if you drop the Guaranteed minimum income benefit I - Asset Allocation). If you elect either Guaranteed minimum income benefit and it converts to the Guaranteed withdrawal benefit for life, your contract will be restricted to Option A at the time of the conversion. For more information about allocation changes upon an automatic conversion to the Guaranteed withdrawal benefit for life, see "Automatic conversion" in "Guaranteed withdrawal benefit for life" later in this Prospectus.

If you do not have the Guaranteed minimum income benefit I - Asset Allocation or have not converted to the Guaranteed withdrawal benefit for life, you may select either Option A or Option B. In addition, you may switch between Option A and Option B. There are currently no limits on the number of switches between options, but the Company reserves the right to impose a limit. If you move from one option to another, you are subject to the rules applicable to the new option that are in place at the time of the switch.


YOUR RESPONSIBILITY FOR ALLOCATION DECISIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. Under Option A or Option B, you may participate in the special dollar cost averaging program. Under Option A, but not Option B, you may participate in one



                                              Contract features and benefits  31


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of two Investment simplifier programs or the general dollar cost averaging program. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. If a transfer occurs on the same day as a rebalancing, the transfer will occur before the rebalancing transaction. Under Option A, your dollar cost averaging transfer allocations to the guaranteed interest option cannot exceed 25% of your dollar cost averaging transfer allocations. Under Option B, dollar cost averaging transfer allocations must also meet Custom Selection guidelines. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all (Option B only) or a portion (Option A only) of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the investment options available under your contract. Under Option A, the investment options to which transfers are made under the program may be different than the investment options you have selected for allocation of your contributions. We will transfer amounts from the account for special dollar cost averaging into the investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Elite(SM) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Elite(SM) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.


If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the investment options, or guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the special dollar cost averaging program is not available.

GENERAL DOLLAR COST AVERAGING PROGRAM. Under Option A, if your account value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other investment options. Under Option A, the investment options to which transfers are made under the program may be different than the investment options you have selected for allocation of your contributions. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER. Under Option A, we offer two Investment simplifier options which are dollar cost averaging programs. You may not participate in an Investment simplifier option when you are participat-



32  Contract features and benefits


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ing in the special dollar cost averaging program or the general dollar cost averaging program. The Investment simplifier options are not available under Option B.

Fixed-dollar option. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the investment options available under Option A. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options are available under Option A. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



INTERACTION OF DOLLAR COST AVERAGING AND INVESTMENT SIMPLIFIER WITH OTHER CONTRACT FEATURES AND BENEFITS


You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL") "later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" below.


We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states (see Appendix VI later in this Prospectus for more information on state availability).


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE


The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate a Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit" and "Guaranteed minimum death benefit" below.

If you add a Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the "GMIB effective date") rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See "Adding the Guaranteed minimum income benefit after issue" later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, when calculating your Guaranteed minimum income benefit and Guaranteed minimum death benefit, one of your benefit bases may apply: (1) the Standard death benefit is based on the Standard death benefit benefit base; (2) the Annual Ratchet to age 80 enhanced death benefit is based on the Annual Ratchet to age 80 benefit base; (3) Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 for the "Greater of" GMDB I enhanced death benefit AND GMIB I - Asset Allocation are based on the 4% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base; or (4) Greater of 4% Roll-Up to age 80 or the Annual Ratchet to age 80 for the "Greater of" GMDB II enhanced death benefit AND GMIB II - Custom Selection are based on the 4% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base. The Guaranteed minimum death benefits under options 3 and 4 are collectively referred to as the "Greater of" enhanced death benefits.



STANDARD DEATH BENEFIT.

Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is


                                              Contract features and benefits  33


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  described under "How withdrawals affect your Guaranteed minimum income benefit, and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


4% ROLL-UP TO AGE 80 BENEFIT BASE
(USED FOR THE "GREATER OF" GMDB I ENHANCED DEATH BENEFIT, "GREATER OF" GMDB II ENHANCED DEATH BENEFIT, GMIB I - ASSET ALLOCATION AND GMIB II - CUSTOM SELECTION)


Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to this benefit base is:

o 4% with respect to the variable investment options (other than EQ/Money Market) and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VI later in this Prospectus to see what applies in your state; and

o 2% with respect to the EQ/Money Market, the guaranteed interest option (if applicable).


Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 80th birthday.

See Appendix III for an example of the relationship between the benefit base calculated on the 4% Roll-Up to age 80 and a hypothetical account value.


ANNUAL RATCHET TO AGE 80 BENEFIT BASE
(USED FOR THE ANNUAL RATCHET TO AGE 80 ENHANCED DEATH BENEFIT, "GREATER OF" GMDB I OR "GREATER OF" GMDB II ENHANCED DEATH BENEFIT AND FOR THE CORRESPONDING GUARANTEED MINIMUM INCOME BENEFIT)


If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

or


o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 80th birthday (plus any contributions made since the most recent Annual Ratchet).

If you take a withdrawal from your contract, your benefit base will be reduced as described under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. After such withdrawal, your benefit base is equal to the greater of either:


o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).


See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 85 and a hypothetical account value.



"GREATER OF" GMDB I ENHANCED DEATH BENEFIT, "GREATER OF" GMDB II ENHANCED DEATH BENEFIT, GMIB I - ASSET ALLOCATION AND GMIB II - CUSTOM SELECTION BENEFIT BASES

Your benefit base is equal to the greater of the benefit base computed for the 4% Roll-Up to age 80 or the benefit base computed for the Annual Ratchet to age 80, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



ROLL-UP BENEFIT BASE RESET


As described in this section, you will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on certain contract date anniversaries. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 80 on any reset benefit base.

If you elect GMIB I - Asset Allocation with or without the "Greater of" GMDB I enhanced death benefit, you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your second contract date anniversary and ending with the contract date anniversary following your 80th birthday.

If you elect GMIB II - Custom Selection with or without the "Greater of" GMDB II enhanced death benefit, you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary starting with your second contract date anniversary and ending with the contract date anniversary following your 80th birthday.



34  Contract features and benefits


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If you elect both a "Greater of" enhanced death benefit and a Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

We will send you a notice in the annual statement each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. You may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.


--------------------------------------------------------------------------------
ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.
AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.
AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
--------------------------------------------------------------------------------


If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 80 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary, as described above.

If you elect to reset your Roll-Up benefit bases, we may increase the charge for the Guaranteed minimum income benefit and the "Greater of" enhanced death benefit. There is no charge increase for the Annual Ratchet to age 80 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset. See "Exercise rules" under "Guaranteed minimum income benefit" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" under "Accessing your money" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

If you are a traditional IRA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 5% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 5% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" in "Tax information" and Appendix II- "Purchase considerations for QP Contracts" later in this Prospectus.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT


This section describes the Guaranteed minimum income benefit ("GMIB") if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See "Adding the Guaranteed minimum income benefit after issue" later in this section.

The Guaranteed minimum income benefit is available to owners ages 20-75.

You may elect one of the following:

o The Guaranteed minimum income benefit I - Asset Allocation that includes the 4% Roll-Up benefit base ("GMIB I - Asset Allocation").

o The Guaranteed minimum income benefit II - Custom Selection that includes the 4% Roll-Up benefit base ("GMIB II - Custom Selection").

Both options include the ability to reset your Guaranteed minimum income benefit base. See "Roll-Up benefit base reset" earlier in this section. Under GMIB I - Asset Allocation, you are restricted to the investment options available under Option A - Asset Allocation. Under GMIB II - Custom Selection, you can choose either Option A - Asset Allocation or Option B - Custom Selection.



                                              Contract features and benefits  35


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If you elect the Guaranteed minimum income benefit I - Asset Allocation, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the "Greater of" GMDB I enhanced death benefit. You may not elect the "Greater of" GMDB II enhanced death benefit.

If you elect the Guaranteed minimum income benefit II--Custom Selection, you may elect the Standard death benefit, Annual Ratchet to age 80 enhanced death benefit, or the "Greater of" GMDB II enhanced death benefit. You may not elect the "Greater of" GMDB I enhanced death benefit.


If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.


This feature is not available for an Inherited IRA. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the owner was older than 60 at the time an IRA and QP contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years.


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------


When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.


o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 80.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 4% of your Roll-Up benefit base at the beginning of the contract year.



EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating


36  Contract features and benefits


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how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).


EXERCISE RULES. The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract anniversary following your 80th birthday. Other options are available to you on the contract date anniversary following your 80th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.


o If you were at least age 50 and no older than age 70 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.


Please note:


(i) if you were age 70 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 69, but turned 70 before the GMIB effective date or the Roll-Up benefit base was reset when you were between the ages of 70 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 80;

(ii) for Accumulator(R) Elite(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Elite(SM) QP contract into an Accumulator(R) Elite(SM) traditional IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii) since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this prospectus.

(iv) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age
      80. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(v) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;


(vi) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(vii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income


                                              Contract features and benefits  37


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      benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit " in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.



ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE


You may be eligible to add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long as:
(i) no more than three months have elapsed since your contract was issued, or
(ii) we continue to offer the Guaranteed minimum income benefit in the form described earlier in this section, including the maximum charge, and the roll-up rate in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.


If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under "Guaranteed minimum income benefit", with certain exceptions:

o The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the "GMIB addition date").

o The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the "GMIB effective date"). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

o Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" earlier in this Prospectus.


o If you elected Guaranteed minimum income benefit I - Asset Allocation at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit II - Custom Selection. If you elected Guaranteed minimum income benefit II - Custom Selection at issue, you may not later drop that benefit to add the Guaranteed minimum income benefit I - Asset Allocation.


o If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus.


DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

o You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.


o If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the contract date anniversary following the GMIB effective date, and four years from the date that the contract was issued.

o The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.

o If you elect the "Greater of" GMDB I or "Greater of" GMDB II and the corresponding Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit prior to age 80, we will no longer deduct the Guaranteed minimum income benefit charge. We will also automatically terminate the Guaranteed minimum death benefit charge and apply the standard death benefit.

If a benefit has been dropped, you will receive a letter confirming that the benefit has been dropped. If you drop the Guaranteed minimum income benefit you will not be permitted to add the Guaranteed minimum income benefit to your contract again. See "Guaranteed minimum death benefit" below for more information regarding how dropping the Guaranteed minimum income benefit will affect the Guaranteed minimum death benefit.



GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below when your contract is issued, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The Standard death benefit is available to all owners.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. See "Payment of death benefit" later in this Prospectus for more information.



38  Contract features and benefits


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You may choose from three enhanced death benefit options:

o Annual Ratchet to age 80;

o The "Greater of" GMDB I: Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit I - Asset Allocation); and

o The "Greater of" GMDB II: Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 (available only if elected in connection with the Guaranteed minimum income benefit II - Custom Selection).

The Annual Ratchet to age 80 enhanced death benefit can be elected by itself. Each "Greater of" enhanced death benefit is available only with the corresponding Guaranteed minimum income benefit. Therefore, the "Greater of" GMDB I enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit I - Asset Allocation. The "Greater of" GMDB II enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit II - Custom Selection. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect to drop the Guaranteed minimum income benefit before the contract date anniversary following age 80, the "Greater of" enhanced death benefit will be dropped automatically.

If the Guaranteed minimum income benefit is dropped without converting to the Guaranteed withdrawal benefit for life within 30 days of the contract date anniversary following age 80, then the "Greater of" enhanced death benefit will be retained, along with the associated charges and withdrawal treatment. If a benefit has been dropped, you will receive a letter confirming that the drop has occurred. See "Dropping the Guaranteed minimum income benefit after issue" earlier in this section for more information.

If the "Greater of" enhanced death benefit is dropped, your death benefit value will be what the value of the Standard Death Benefit would have been if the Standard Death Benefit were elected at issue. If the "Greater of" enhanced death benefit is dropped on a contract anniversary, charges will be taken, but will not be taken on future contract date anniversaries. If the "Greater of" enhanced death benefit is not dropped on a contract anniversary, then the pro rata portion of the fees will be charged before future charges become non-applicable.

If you elect one of the enhanced death benefit options described above and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the enhanced death benefits described above.


For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


If you purchase the "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base. See "Roll-Up benefit base reset" earlier in this section.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

Resets are not available under the Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 enhanced death benefit if you drop the Guaranteed minimum income benefit.


If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.

See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.


Earnings enhancement benefit


Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract, under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ or IRA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See "Guaranteed withdrawal benefit for life ("GWBL") " later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The additional death benefit will be 40% of:


the greater of:

o the account value or

o any applicable death benefit

                                              Contract features and benefits  39


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decreased by:

o total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.


If the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue, the additional death benefit will be 25% of:


the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.


For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. Your spouse beneficiary or younger spouse joint owner must be 75 or younger when he or she becomes the successor owner for the Earnings enhancement benefit that had been elected at issue to continue after your death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.


The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). The opportunity to convert from the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life is the contract date anniversary following age 80. You may elect to make this conversion only during the 30 days after the contract anniversary following the attainment of age 80.

--------------------------------------------------------------------------------
When an Owner (or, if applicable, the older Owner) elects to convert, the "Conversion effective date" is the contract date anniversary immediately preceding the election.

The "Conversion transaction date" is the date that the Owner affirmatively elects to convert within the 30-day window. If the Owner makes no election to convert, the Conversion transaction date is the 30th day after the contract anniversary following age 80.
--------------------------------------------------------------------------------

A benefit base reset for Guaranteed minimum income benefit does not extend the waiting period during which you can convert.

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the contract date anniversary following age 80 ("last exercise date"), you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:


o You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

o You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;


o You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action within 30 days after the contract date anniversary following age 80, the Guaranteed minimum income benefit will convert automatically to the Single Life Guaranteed withdrawal benefit for life. You will receive a confirmation notice after the automatic conversion occurs.


If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit". If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without


40  Contract features and benefits


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either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.


You should not convert the Guaranteed minimum income benefit to this benefit (or permit the benefit to convert) if:


o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date; or


o You are using the contract to fund a QP contract where withdrawal restrictions will apply.

For traditional IRAs and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.



ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is also limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.


GWBL BENEFIT BASE


Upon conversion of the Guaranteed minimum income benefit to GWBL, your GWBL benefit base is equal to either your account value or the applicable Guaranteed minimum income benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:


o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet".

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our auto-


                                              Contract features and benefits  41


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mated payment plans or you may take partial withdrawals. The initial Guaranteed annual withdrawal amount is calculated as of the Conversion effective date. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.


We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.


In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.

--------------------------------------------------------------------------------
                If you have the GMIB I - Asset Allocation or
                         GMIB II - Custom Selection
--------------------------------------------------------------------------------
                                                          B
                      A                       Applicable percentage of
           Applicable percentage of           Guaranteed minimum income
                account value                       benefit base
--------------------------------------------------------------------------------
                     5.0%                                4.0%
--------------------------------------------------------------------------------
For example, if on the Conversion effective date your GMIB I--Asset Allocation or GMIB II--Custom Selection benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $5,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals only $4,600, while $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals $5,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 5.0%.

On the other hand, if on the Conversion effective date your GMIB I--Asset Allocation or GMIB II-- Custom Selection benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $8,000. This is because $100,000 (the account value) multiplied by 5.0% (the percentage in Column A) equals only $5,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 4.0% (the percentage in Column B) equals $8,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 4.0%.


The initial GWBL benefit base can be increased by an Annual ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.


If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual ratchet, then the Applicable percentage will increase from 4.0% to 5.0%.


However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual ratchet, the Guaranteed annual withdrawal amount will also increase.


If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE/SUCCESSOR OWNER. If you hold an IRA or NQ contract, you may convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life. You must affirmatively request that the benefit be converted and your spouse must be at least age 70 on the conversion effective date. If the younger spouse is younger than 70 as of the Conversion effective date, the election of Joint life will not be available, even if the contract was issued to spousal joint owners. The successor owner must be the owner's spouse. For NQ contracts, the successor owner can be designated as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life following age 80 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life con-



42  Contract features and benefits


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tract at a later date, before the first withdrawal is taken after the
Conversion transaction date, before the first withdrawal is taken after the Conversion transaction date. If you do add a Joint life contract, your spouse must submit any requested information.

For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on your age or the age of your younger spouse, whoever is younger, as set forth in the following table.

--------------------------------------------------------------
        If you have the GMIB I - Asset Allocation or
                 GMIB II - Custom Selection
--------------------------------------------------------------
                                               B
                        A              Applicable percent-
                Applicable percent-     age of Guaranteed
    Younger       age of account         minimum income
 spouse's age         value               benefit base
--------------------------------------------------------------
      85+              4.5%                  3.0%
     80-84             4.0%                  2.5%
     75-79             3.5%                  2.0%
     70-74             3.0%                  1.5%
--------------------------------------------------------------
For example, if on the Conversion effective date your account value is $100,000, your GMIB I--Asset Allocation or GMIB II--Custom Selection benefit base is $150,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $3,000. This is because $100,000 (the account value) multiplied by 3.0% (the percentage in Column A for the younger spouse's age band) equals $3,000, while $150,000 (the Guaranteed minimum income benefit base) multiplied by 1.5% (the percentage in Column B for the younger spouse's age band) equals $2,250. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 3.0%.


The initial GWBL benefit base can be increased by an Annual ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual ratchet, then the Applicable percentage will increase to the percentage listed in Column
A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.


Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 3.5%, and your Guaranteed annual withdrawal amount would increase to $5,600.

You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age as of the conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

For conversion at age 80, if you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age as of the conversion effective date. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 65 on the Conversion effective date. (Withdrawals taken during the 30 days following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large as described earlier in this section.

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section. The Applicable percentage will not be adjusted to a Single life percentage.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named. This can only done before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal



                                              Contract features and benefits  43


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is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

Joint life QP contracts are not permitted. This benefit is not available under an Inherited IRA contract. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.



EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.


An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The entire withdrawal amount will reduce the GWBL benefit base on a pro rata basis (which means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage).


o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $4,000 (4.0% of $100,000). You take an initial withdrawal of $8,000. You have withdrawn 10% of your Annuity Account Value. As your benefit base is $100,000 before the withdrawal, it would also be reduced by 10% or $10,000 (10% of $100,000) and your new benefit base would be $90,000 ($100,000 minus $10,000). In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (4.0% of $90,000), instead of the original $4,000. See "How withdrawals affect your GWBL" later in this Prospectus.


Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.


In general, if your contract is a traditional IRA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" in this Prospectus.



ANNUAL RATCHET


Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse's attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base. For Single life contracts, if the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 4.0% to 5.0%.


If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Prospectus.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion transaction date.


44  Contract features and benefits


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INVESTMENT OPTIONS

While the Guaranteed withdrawal benefit for life is in effect, investment options will be restricted to Option A. If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.

If the Guaranteed withdrawal benefit for life is dropped, the available investment options will revert to the investment options that were originally available under the contract, pursuant to the Guaranteed minimum income benefit that had been elected.


AUTOMATIC CONVERSION

At age 80, if you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than those available under Option A to the AXA Balanced Strategy Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value, subject to Option A limits at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under "Joint life" earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.

If the AXA Balanced Strategy Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.



DOLLAR COST AVERAGING


Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging on that date will be invested in the AXA Balanced Strategy Portfolio. If the AXA Balanced Strategy Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above.

You may elect a new Investment simplifier or general dollar cost averaging program after conversion, but the special dollar cost averaging program and general dollar cost averaging program will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.



EARNINGS ENHANCEMENT BENEFIT


If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.



GUARANTEED MINIMUM DEATH BENEFIT


The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further annual ratchets or roll-ups of the death benefit as of the contract anniversary following age 80. See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.


If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-Ups and Annual ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced pro rata by each payment. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Elite(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Elite(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the


                                              Contract features and benefits  45


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  joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Elite(SM) contract.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Prospectus.

o Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.



o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.


DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION


You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit, subject to the following restrictions:


o You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

o The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.


o After the Guaranteed withdrawal benefit for life is dropped, the withdrawal treatment for the Guaranteed minimum death benefit will continue on a pro rata basis.


o If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will


46  Contract features and benefits


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  be able to invest in any of the investment options offered under the
  Guaranteed minimum income benefit that you had originally elected.

o Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.

o You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, the Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 enhanced death benefit, spousal continuation, special dollar cost averaging program automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.


                                              Contract features and benefits  47


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o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.


Generally, your refund will equal your account value under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


48  Contract features and benefits


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2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE


Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge as well as optional benefit charges; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)    mortality and expense risks;

(ii)   administrative expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;


(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);
      or



(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.


In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.



                                           Determining your contract's value  49


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3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.


o Under Option A, transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

o Under Option B, you may make a transfer from one investment option to another investment option within the same category provided the resulting allocation to the receiving investment option does not exceed the investment option maximum in place at the time of the transfer. You can make a transfer from an investment option in one category to an investment option in another category as long as the minimum rules for the transferring category, the minimum and maximum rules for the receiving category and the maximum rule for the receiving investment option are met. You may also request a transfer that would reallocate your account value based on percentages, provided those percentages are consistent with the category and investment option limits in place at the time of the transfer. In calculating the limits for any transfer, we use the account value percentages as of the date prior to the transfer. Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with transfer rules described under "Allocating your contributions" earlier in the Prospectus.


In addition, we reserve the right to restrict transfers into and among variable investment options including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (other than amounts transferred pursuant to the dollar cost averaging program) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year;

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing, or through Online Account Access. Under Option A, you may also request a transfer by telephone using TOPS must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number;

(2) the dollar amounts or percentages of your current account value to be transferred; and

(3) the investment options to and from which you are transferring. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased


50  Transferring your money among investment options


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administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE


If you elect Option A for your investment options, a recurring optional rebalancing program is not available, instead you can rebalance your account value by submitting a request to rebalance your account value as of the date we receive your request. Any subsequent rebalancing transactions would require a subsequent rebalancing request. If you elect Option B, we require an automatic quarterly rebalancing program. For more information about Options A and B and the rebalancing program under Option B, see "Allocating your contributions" earlier in this Prospectus.



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4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE


You have several ways to withdraw your account value before annuity payments begin. Withdrawals will be deducted pro rata from the applicable investment options. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" and "How withdrawals affect your GWBL" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.





--------------------------------------------------------------------------------
                                 Method of withdrawal
               -----------------------------------------------------------------
               Automatic                             Pre-age
                payment                              59-1/2       Lifetime
                 plans                             substan-     required
                 (GWBL                   System-    tially      minimum
   Contract      only)       Partial      atic       equal    distribution
--------------------------------------------------------------------------------
NQ                Yes         Yes         Yes         No          No
--------------------------------------------------------------------------------
Traditional
 IRA              Yes         Yes         Yes         Yes         Yes
--------------------------------------------------------------------------------
Roth
 IRA              Yes         Yes         Yes         Yes         No
--------------------------------------------------------------------------------
Inherited
 IRA              No          Yes          No         No           *
--------------------------------------------------------------------------------
QP**              Yes         Yes          No         No          Yes
--------------------------------------------------------------------------------


* The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.



AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)


You may take partial withdrawals from your account value at any time. The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following


52  Accessing your money


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percentages of your account value on the date of the withdrawal: 0.8% monthly,
2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59--1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.


Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.


If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan at the time of the conversion to the Guaranteed withdrawal benefit for life, and you will be advised to cancel this election in the Systematic Withdrawal election form and in the Guaranteed minimum income benefit exercise notice.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Traditional IRA and Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


The substantially equal withdrawal program is not available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS

(Traditional IRA and QP contracts only -- See "Tax information" later in this Prospectus)


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet



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these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


This service is not available under defined benefit QP contracts.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


This service does not generate automatic required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount.


--------------------------------------------------------------------------------

For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


If you are enrolled in our Automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).

Owners of tax-qualified contracts (IRA and QP) generally should not reset the Roll-up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging.


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HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED
MINIMUM DEATH BENEFIT

Withdrawals (including RMDs) will reduce your benefits on either a pro rata or dollar-for-dollar basis. Unless otherwise stated, the withdrawal deductions will be on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new benefit after the withdrawal would be $24,000 ($40,000-$16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

If the Guaranteed minimum income benefit is elected at issue, during the first five contract years, with respect to the GMIB I - Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II - Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit's 4% Roll-Up to age 80 benefit base on a pro-rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable five year period begins as of the GMIB effective date. Beginning on the first day of the 6th contract year, with respect to the GMIB I - Asset Allocation the "Greater of" GMDB I enhanced death benefit, the GMIB II - Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 4% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 4% or less of the 4% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 4% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

When an RMD withdrawal using our RMD program occurs, the waiting period for dollar-for-dollar withdrawals will not apply and the entire withdrawal amount will reduce the roll-up benefit base on a dollar-for-dollar basis. Reduction on a dollar-for-dollar basis means that your 4% Roll-Up to age 80 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 80 benefit base will always be reduced on a pro rata basis.

If dollar for dollar withdrawals were to be allowed in the first contract year, for both of the Guaranteed minimum income benefits and "Greater of" enhanced death benefits, the dollar for dollar withdrawal amount for the first contract year will be determined using all contributions received in the first 90 days after contract issue. For QP contracts, after the first contract year, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year even if the benefit is added after issue.

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis, regardless of the type of "Greater of" enhanced death benefit you had elected. If you drop the Guaranteed minimum income benefit at age 80 without converting it to the Guaranteed withdrawal benefit for life, your death benefit will retain its original withdrawal treatment. See "Dropping the Guaranteed minimum income benefit after issue" described earlier under "Contract features and benefits."



HOW WITHDRAWALS AFFECT YOUR GWBL


Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals", "Effect of your account value falling to zero" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in this Prospectus.


Please consider, however, that the Guaranteed withdrawal benefit for life is not beneficial to the Owner unless the Owner intends to take withdrawals.



WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your


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cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" and "Effect of your account value falling to zero" under Guaranteed withdrawal benefit for life ("GWBL") earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts, with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 4% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charges) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

     (1)   the New York Stock Exchange is closed or restricts trading,

     (2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

     (3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) Elite(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized your Accumulator(R) Elite(SM) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Elite(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Elite(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of payout annuity options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VI later in this Prospectus for variations that may apply to your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have


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received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in
"Contract features and benefits" earlier in this Prospectus for further information.



--------------------------------------------------------------------------------
Fixed annuity payout options           Life annuity
                                       Life annuity with period
                                         certain
                                       Life annuity with refund
                                         certain
                                       Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity             Life annuity
   payout options                      Life annuity with period
                                         certain
--------------------------------------------------------------------------------
Income Manager(R) payout options       Life annuity with period
   (available for owners and annu-       certain
   itants age 83 or less at contract   Period certain annuity
   issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable payout annuity option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your contract.


For QP contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a traditional IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP contract.


You may choose to apply your account value of your Accumulator(R) Elite(SM) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Elite(SM), and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.


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For the fixed payout annuity options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Elite(SM) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R) Elite(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Elite(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) Elite(SM) contract date. Please see Appendix VI later in this Prospectus for information on state variations. Except with respect to the Income Manager(R) payout annuity options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select a payout annuity option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) payout annuity option is chosen.


ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically.

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.


The resulting periodic payments are distributed while the owner (and if applicable, while any Joint Owner or Successor Owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.


As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.


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5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge

o   A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaran-


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teed benefits except as noted under "Insufficient account value" in
"Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceeds the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. The withdrawal charge applicable under your Accumulator(R) Elite(SM) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- the amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions in any of the first four years after we receive a contribution. The percentage of each contribution that applies to the withdrawal charge depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                        Contract year
--------------------------------------------------------------------------------
                                   1     2     3     4      5
--------------------------------------------------------------------------------

     Percentage of contribution  8 %   7 %   6 %   5 %    0 %
--------------------------------------------------------------------------------
For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and withdrawal charge from your account value. The amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

We may offer a version of the contract that does not include a withdrawal charge.

The withdrawal charge does not apply in the circumstances described below.



10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase the 10% free withdrawal amount (contributions after the first contract year are allowed in QP contracts only). The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract), and (2) the 10% free withdrawal amount defined above.



CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit with or without the Greater of 4% Roll-Up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 6th contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 4% of the beginning of contract year 4% Roll-Up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 4% of the beginning of contract year 4% Roll-Up to age 80 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawals for the life of the contract.


If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)  We receive proof satisfactory to us (including certification by a

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      licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:
      -- its main function is to provide skilled, intermediate, or custodial nursing care;
      -- it provides continuous room and board to three or more persons;
      -- it is supervised by a registered nurse or licensed practical nurse;
      -- it keeps daily medical records of each patient;
      -- it controls and records all medications dispensed; and -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE


ANNUAL RATCHET TO AGE 80. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 80 benefit base (0.30% in New York and Washington).


"GREATER OF" GMDB I - GREATER OF 4% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE
80. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.85% of the greater of the 4% Roll-Up to age 80 or the Annual Ratchet to age 80 benefit base.


If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 0.95%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.


WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

DEATH BENEFIT UNDER CONVERTED GWBL. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid or the "Greater of" enhanced death benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

STANDARD DEATH BENEFIT. There is no additional charge for this death benefit.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 80, whichever occurs first. For the Guaranteed minimum income benefit I - Asset Allocation, the charge is equal to 0.80% of the benefit base. For the Guaranteed minimum income benefit II - Custom Selection, the charge is equal to 1.00% of the benefit base.

If you opt to reset your Roll-Up benefit base on the 2nd or later contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.10% for the Guaranteed minimum income benefit I - Asset Allocation and 1.30% for the Guaranteed minimum income benefit II - Custom Selection. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed


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minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits unless the no lapse guarantee is in effect, as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date, but the dollar amount of the charge may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. After conversion, we deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge may increase as the result of an annual ratchet, up to a percentage equal to the maximum charge 1.10% for the Guaranteed minimum income benefit I - Asset Allocation or 1.30% for the Guaranteed minimum income benefit II - Custom Selection. We will permit you to opt out of the ratchet if the charge increases. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed withdrawal benefit for life is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. We will permit you to opt out of the ratchet if the charge increases. See "Guaranteed minimum income benefit charge" earlier in this section.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees ranging from 0.10% to 0.95%.


o   12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.


62  Charges and expenses


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We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

If the age of any person upon whose life an optional Guaranteed minimum death benefit depends has been misstated, any benefits will be those which would have been purchased at the correct age. If such optional Guaranteed minimum death benefit rider would not have been issued: (i) the optional Guaranteed minimum death benefit rider will be revoked; (ii) the applicable charge for the benefit will be refunded and applied to the annuity account value of the contract, and
(iii) the standard death benefit will apply.


--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively, if the contract has a non-natural owner.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must


64  Payment of death benefit


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be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.



NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.


If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.



SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:


    -- If you elected either the Annual Ratchet to age 80 enhanced death benefit
       (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or "Greater of" GMBI or "Greater of" GMBII enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 79 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80. If you were age 80 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base
       (which had previously been frozen at age 80) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 80.

    -- If you elected either the Annual Ratchet to age 80 enhanced death benefit
       (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or "Greater of" GMBI or "Greater of" GMBII enhanced death benefit (combined with the Guaranteed minimum income benefit) and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

    -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable. The next available reset will also account for any time elapsed before the election of the Spousal Continuation. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.



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o   The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.


o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.


o If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 80. If the surviving spouse is age 76 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.


o If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o   The withdrawal charge schedule remains in effect.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it or receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.



BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS
ONLY.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus.

The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual pay-


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ments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o   The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o   The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.


o If the Guaranteed minimum income benefit, an optional enhanced death benefit or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


                                                    Payment of death benefit  67

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If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


68  Payment of death benefit


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7. Tax information


--------------------------------------------------------------------------------

OVERVIEW


In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Elite(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Elite(SM)'s guaranteed benefits, dollar cost averaging, choice of death benefits, guaranteed interest option, selection of investment funds and its choices of pay out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


                                                             Tax information  69


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CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Your rights to apply amounts under this Accumulator(R) Elite(SM) contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Accumulator(R) Elite(SM) contract constitutes an annuity contract under current federal tax rules.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE


We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Guaranteed annual withdrawal amounts received after age 80 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above). These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.



EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit


70  Tax information


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rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Elite(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Elite(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER
YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ Contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2;"

o scheduled payments, any additional withdrawals under "Withdrawal Option 2," or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the withdrawal option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling does not specifically address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.


                                                             Tax information  71


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Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis; and

o   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer an Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs.


This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

AXA Equitable has also submitted the respective forms of the Accumulator(R) Elite(SM) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.


Your right to cancel within a certain number of days

You can cancel any version of the Accumulator(R) Elite(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with in a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers")


Regular contributions to traditional IRAs

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch up contributions" of up to $1,000 to your traditional IRA.


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SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth
IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions." That is, your fully deductible contribution can be up to $5,000 , or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits on deductible contributions.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).

To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


    ($10,000-excess AGI)     times    the maximum       Equals the adjusted
    --------------------       X        regular          =     deductible
    divided by $10,000               contribution             contribution
                                     for the year               limit


ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL
IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $55,000 ($53,000, after cost of living adjustment for 2009 ). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year . The dollar limit is $6,000


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for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.



Rollover and transfers


Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o   403(b) plans ; and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN
TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.

There are two ways to do rollovers:

o Do it yourself: You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover: You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (For every year except 2009) "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT
PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, pay-


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ments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited traditional IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year); or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


Withdrawals, payments and transfers of funds out of traditional IRAs

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eli-


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gible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts. If you take annual withdrawals instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even


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if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


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o   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income
Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)


This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Elite(SM) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.



Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion" rollover contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct "transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the years is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment);

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009 $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, between $166,000 and $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2009, between $105,000 and $120,000 after adjustment).

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


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Rollovers and direct transfers


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.



Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be


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treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


Withdrawals, payments and transfers of funds out of Roth
IRAs

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b) Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:


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(1)   All distributions made during the year from all Roth IRAs you maintain --
      with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX


Same as traditional IRA.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


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FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. More information


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ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from Separate Account No. 49 or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;
      and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contract in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


After your contract has been issued, additional contributions may be transmitted by wire.



DATES AND PRICES AT WHICH CONTRACT
EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or

         - after an early close of regular trading on the NYSE on a business day.


o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information, or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


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o   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the Portfolios, such as:

o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust;

o any other matters described in the prospectuses for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustee or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.


If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit and/or the Guaranteed withdrawal benefit for life ("Benefit") is in effect, generally the Benefit will automatically terminate if you change ownership of the contract. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

An Income Manager payout annuity contract issued upon exercise of the Guaranteed minimum income benefit for contribution of a Guaranteed withdrawal benefit may limit sale or assignment of the contract. Please see the Income Manager prospectus for more information.



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See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of a traditional IRA, Roth IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign a traditional IRA, Roth IRA or QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA, Roth IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value.


86  More information


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If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Elite(SM) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable product. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


                                                            More information  87


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Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.



------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31
                                                                                             ---------------------------------
                                                                                                 2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.70    $  13.93     $ 13.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,635       7,057       7,207
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.94    $  10.74     $ 10.22
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,624       2,177       1,691
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.54    $  19.68     $ 17.91
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        12,678      12,529       7,675
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.85    $  16.27     $ 14.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,155       3,846       2,926
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.88    $  14.23     $ 14.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,195       7,001       5,785
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.87    $  19.38     $ 17.89
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,942       9,184       7,223
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.49    $   6.74     $  6.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,763       5,771       4,814
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.03    $  13.04     $ 11.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           994         982         894
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.17    $  12.24     $ 11.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,512       9,279       6,225
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.97    $  13.44     $ 13.44
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        15,308      17,200       6,674
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.61    $  11.06     $ 10.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        12,038       7,823       1,788
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.63    $  14.00     $ 13.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        13,591      11,756       9,866
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.34    $  13.11     $ 11.98
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,848       2,691       1,979
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.36    $   9.71     $ 10.81
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,589       2,069         384
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.58     $ 12.26     $ 10.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,402       2,957         158
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.07     $ 10.12     $ 10.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,398         905          69
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.74     $ 13.00     $ 11.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,716       1,270          66
------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.22     $ 12.06     $ 10.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,783         913          81
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.02     $ 11.87     $ 10.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,888       3,020         210
------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.47     $ 13.27     $ 11.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026       1,161          30
------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.80     $  5.55          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,177         208          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.43     $ 10.68     $ 10.49
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            571         194           5
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.17     $ 10.80     $ 10.41
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,419         273          15
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.20     $ 11.69     $ 10.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,879       2,900          86
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.98     $ 11.67     $ 10.76
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,495       4,181         204
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.50     $ 11.25     $ 10.69
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,528       1,146         126
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

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                           www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -----------------------------------
                                                                                             2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.90    $  9.50          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        73,834     36,003          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.36    $ 19.11    $  16.87
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        12,557     12,092      11,624
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.52    $ 16.21    $  14.18
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,806      3,860       1,674
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.76    $ 10.89    $  10.74
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        13,286     14,134      11,680
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.33    $ 14.06    $  14.47
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,028      2,094       1,769
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.53    $ 13.85    $  13.56
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,341      1,364       1,455
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.57    $ 13.66    $  12.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,045      3,311       2,506
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.90    $ 14.66    $  12.89
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,429      2,960       1,215
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.40    $ 10.34    $  11.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,687      7,005       5,957
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.90    $ 14.17    $  15.10
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        17,618     19,894      14,100
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.74    $ 12.41    $  12.19
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,958      3,773       3,163
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.63    $ 12.71    $  11.68
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,823      1,698       1,248
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.86    $ 15.77    $  14.84
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,589     10,337       8,706
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.92    $ 15.00    $  15.51
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,726      6,668       6,490
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.59    $ 10.55    $  10.24
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        26,885      8,854       4,632
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.71    $ 11.52    $  11.08
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,013      2,779         367
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.68    $ 11.11    $  10.92
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           969        743         133
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.38     $ 12.48     $ 11.17
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,243       3,564         178
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.48          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            373          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.50     $ 10.44     $ 10.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,995       3,501         284
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.22     $ 11.96     $ 10.97
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,018         473          42
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.21     $ 11.58     $ 10.57
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271         643          69
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.46     $ 11.02     $ 10.34
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,386         595          44
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.16     $ 11.34     $ 10.24
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            705         369          29
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.63          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            563          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.65     $ 12.20     $ 10.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,522       5,080         310
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.58          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            874          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.54          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            527          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.53     $ 12.93     $ 11.33
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,920       3,260         291
------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.02     $ 12.80     $ 11.04
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,526       2,213         149
------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.97     $  9.87     $  9.96
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,041       1,005          42
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31
                                                                                           -----------------------------------
                                                                                           2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.50    $  10.71     $ 11.09
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,314       1,662         182
------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.07    $  10.96     $ 10.66
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,558       4,138       3,340
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.21    $  14.21     $ 14.72
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,820       4,773       4,061
------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.36    $  16.46     $ 15.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,779       3,120         907
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.28    $  10.79     $ 10.75
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,057      10,518       2,001
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  3.58    $   6.07     $  6.10
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,308       3,079       2,346
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.05    $  11.38     $ 11.86
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,821       9,921       7,856
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.28    $  15.97     $ 13.27
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,915       5,059       2,350
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.43    $  14.17     $ 12.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,350       1,191         976
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.17    $  11.08     $ 10.61
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        11,031       6,566       5,315
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.46    $  20.15     $ 18.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,867       7,136       5,220
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.22    $  13.82     $ 13.38
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,797       1,624       1,487
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.71    $  12.49     $ 11.42
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,987       3,875       3,137
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.65    $  15.69     $ 15.40
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,951       6,335       5,165
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.12    $  14.63     $ 13.30
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,317       3,883       3,570
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.20    $  14.60     $ 14.83
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,175       4,025       3,627
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.98    $   8.75     $  8.58
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,845       6,231       3,530
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.44     $ 10.40     $ 10.20
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,303       1,119          95
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.72     $ 12.40     $ 10.71
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,210       1,215          79
------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.53     $ 16.17          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            526          22          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.43     $  5.07          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            952          71          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,852          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.35          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            533          --          --
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.51     $ 11.75     $ 10.66
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            442         210          15
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.39     $ 10.38     $ 10.16
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,566       2,210         301
------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.79     $ 13.02     $ 11.23
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,536       1,127          65
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.98     $ 11.41     $ 10.58
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,016         456          20
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.59     $ 10.97     $ 10.45
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,204       1,141          59
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.12     $ 12.46     $ 11.07
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,109       1,455          59
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.33     $ 11.57     $ 10.53
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,515       1,381          97
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.15     $ 12.45     $ 10.99
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,566       1,506         103
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.91     $  7.49          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,416          31          --
------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information


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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE
INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)





------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------
                                                                                               2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.02     $ 13.12     $ 14.80
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,403       7,224       7,719
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.44     $ 14.29     $ 12.29
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,301       3,743       2,164
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------
                                                                                             2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.96     $ 12.59     $ 10.93
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,307       2,979         191
------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.65     $ 10.64     $ 10.31
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,431         675          35
------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4


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Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) Elite(SM) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Elite(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Elite(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum aggregate contributions for any contract year is 100% of first-year contributions. If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.


In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 5% (or 6%, if applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts


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Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers and no withdrawals, the enhanced death benefit for an owner age 45 would be calculated as follows:






--------------------------------------------------------------------------------------------------
                                                  4% Roll-Up to       Annual Ratchet to age 80
  End of Contract Year       Account Value   age 80 benefit base          benefit base
--------------------------------------------------------------------------------------------------
            1                 $102,000           $  104,000(4)            $  102,000(1)
--------------------------------------------------------------------------------------------------
            2                 $112,200           $  108,160(3)            $  112,200(1)
--------------------------------------------------------------------------------------------------
            3                 $125,264           $  112,486(3)            $  125,264(1)
--------------------------------------------------------------------------------------------------
            4                 $100,531           $  116,986(3)            $  125,264(2)
--------------------------------------------------------------------------------------------------
            5                 $110,584           $  121,665(3)            $  125,264(2)
--------------------------------------------------------------------------------------------------
            6                 $123,854           $  126,532(4)            $  125,264(2)
--------------------------------------------------------------------------------------------------
            7                 $123,854           $  131,593(4)            $  125,264(2)
--------------------------------------------------------------------------------------------------



The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 80

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 80 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 80 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 4% ROLL-UP TO AGE 80 OR ANNUAL RATCHET TO AGE 80 FOR "GREATER OF" GMDB I OR "GREATER OF" GMDB II ENHANCED DEATH BENEFIT

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under 4% Roll-Up to age 80 or the Annual Ratchet to age 80.

(3) At the end of contract years 2 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 80.

(4) At the end of contract years 1, 6 and 7, the enhanced death benefit will be based on 4% Roll-Up to age 80.-



                                Appendix III: Enhanced death benefit example C-1


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Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of" GMDB II enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 80, under certain hypothetical circumstances for an Accumulator(R) Elite(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.76)% and 3.24% for the Accumulator(R) Elite(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" GMDB II enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" for ages 80 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 80 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.57% (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.30% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.


D-1 Appendix IV: Hypothetical illustrations


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Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 4% Roll-Up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit ("Greater of" GMDB II)
  Earnings enhancement benefit
  Guaranteed minimum income benefit II - Custom Selection, including the conversion to the Guaranteed withdrawal benefit for life at age 80,



                                                          Greater of 4%
                                                         Roll-Up to age
                                                        80 or the Annual                                 Lifetime Annual
                                                         Ratchet to age                         Guaranteed Minimum Income Benefit
                                                          80 Guaranteed                        -----------------------------------
                                                          Minimum Death
                                                             Benefit       Total Death Benefit
                                                        ("Greater of" GMDB  with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value             II)         enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- -----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- --------
 60        1     100,000   100,000   92,000    92,000  100,000   100,000   100,000   100,000      N/A      N/A      N/A      N/A
 61        2      94,815   100,794   87,815    93,794  104,000   104,000   105,600   105,600      N/A      N/A      N/A      N/A
 62        3      89,707   101,527   83,707    95,527  108,160   108,160   111,424   111,424      N/A      N/A      N/A      N/A
 63        4      84,672   102,195   79,672    97,195  112,486   112,486   117,481   117,481      N/A      N/A      N/A      N/A
 64        5      79,703   102,792   79,703   102,792  116,986   116,986   123,780   123,780      N/A      N/A      N/A      N/A
 65        6      74,795   103,313   74,795   103,313  121,665   121,665   130,331   130,331      N/A      N/A      N/A      N/A
 66        7      69,942   103,751   69,942   103,751  126,532   126,532   137,145   137,145      N/A      N/A      N/A      N/A
 67        8      65,138   104,101   65,138   104,101  131,593   131,593   144,230   144,230      N/A      N/A      N/A      N/A
 68        9      60,378   104,355   60,378   104,355  136,857   136,857   151,600   151,600      N/A      N/A      N/A      N/A
 69       10      55,657   104,508   55,657   104,508  142,331   142,331   159,264   159,264      N/A      N/A      N/A      N/A
 74       15      32,314   103,467   32,314   103,467  173,168   173,168   202,435   202,435     9,438    9,438    9,438    9,438
 79       20       9,078    98,596    9,078    98,596  210,685   210,685   254,959   254,959    13,062   13,062   13,062   13,062
 80       21       4,384    97,047    4,384    97,047  219,112   219,112   266,757   266,757    13,936   13,936   13,936   13,936


After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85


                                                     Greater of 4%
                                                    Roll-Up to age
                                                   80 or the Annual
                                                    Ratchet to age
                                                     80 Guaranteed
                                                     Minimum Death
                                                        Benefit       Total Death Benefit                  Guaranteed Annual
                                                   ("Greater of" GMDB  with the Earnings     GWBL Benefit       Withdrawal
                 Account Value      Cash Value            II)         enhancement benefit        Base             Amount
       Contract ---------------- ---------------- ------------------- ------------------- ------------------- --------------
 Age     Year      0%      6%       0%      6%        0%        6%        0%        6%        0%        6%       0%     6%
----- --------- ------- -------- ------- -------- --------- --------- --------- --------- --------- --------- ------- ------
 80      21      4,384  97,047    4,384  97,047   219,112   219,112   266,757   266,757   219,112   219,112   8,764   8,764
 84      25          0  90,012        0  90,012   219,112   219,112   266,757   266,757   219,112   219,112   8,764   8,764
 89      30          0  80,062        0  80,062   219,112   219,112   266,757   266,757   219,112   219,112   8,764   8,764
 94      35          0  68,651        0  68,651   219,112   219,112   266,757   266,757   219,112   219,112   8,764   8,764
 95      36          0  66,175        0  66,175   219,112   219,112   266,757   266,757   219,112   219,112   8,764   8,764


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


                                     Appendix IV: Hypothetical illustrations D-2


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Appendix V: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                No Withdrawal   $3,000 withdrawal   $6,000 withdrawal
    --------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
    --------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
    --------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in       4,000             4,000               4,000
C   D).
    B minus A.
    --------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0                3,000               6,000
    --------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                  0                 2,000
    greater of D minus C or zero
    --------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)           100,000           100,000              98,000
F   A minus E
    --------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)               104,000           101,000**            98,000**
G   B minus D
    --------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions                             4,000             1,000                 0
H   G minus F
    --------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                 40%
    --------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit                                     1,600             400                 0
J   H times I
    --------------------------------------------------------------------------------------------------------------------
    Death benefit: Including Earnings enhancement benefit          105,600           101,400              98,000
K   G plus J
    --------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.

** Assumes no earnings on the contract; otherwise the withdrawal would reduce the standard death benefit on a pro-rata basis, not dollar-for-dollar as shown.


E-1 Appendix V: Earnings enhancement benefit example


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Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Elite(SM) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) ELITE(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Availability or
 State           Features and Benefits                                              Variation
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to can-     If you reside in the state of California and you are
                cel within a certain number of days"                          age 60 and older at the time the contract is issued,
                                                                              you may return your variable annuity contract within
                                                                              30 days from the date that you receive it and receive
                                                                              a refund as described below. If you allocate your
                                                                              entire initial contribution to the EQ/Money Market
                                                                              option (and/or guaranteed interest option, if
                                                                              available), the amount of your refund will be equal to
                                                                              your contribution less interest, unless you make a
                                                                              transfer, in which case the amount of your refund
                                                                              will be equal to your account value on the date we
                                                                              receive your request to cancel at our processing
                                                                              office. This amount could be less than your initial
                                                                              contribution. If you allocate any portion of your
                                                                              initial contribution to the variable investment
                                                                              options (other than the EQ/Money Market option) , your
                                                                              refund will be equal to your account value on the date
                                                                              we receive your request to cancel at our processing
                                                                              office.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Selecting an annuity payout option" under "Your          The following sentence replaces the first sentence of
                annuity payout options" in "Accessing your money"             the second paragraph in this section:

                                                                              You can choose the date annuity payments begin but it
                                                                              may not be earlier than twelve months from the
                                                                              Accumulator(R) Elite(SM) contract date.
------------------------------------------------------------------------------------------------------------------------------------
 ILLINOIS        See "Selecting an annuity payout option" under "Your         The following sentence replaces the first sentence of
                 annuity payout options" in "Accessing your money"            the second paragraph in this section:

                                                                              You can choose the date annuity payments begin but it
                                                                              may not be earlier than twelve months from the
                                                                              Accumulator(R) Elite(SM) contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Annual administrative charge                                  The annual administrative charge will not be deducted
                                                                              from amounts allocated to the Guaranteed interest
                                                                              option.


                See "Disability, terminal illness or confinement to nursing   This section is deleted in its entirety.
                home" under "Withdrawal charge" in "Charges and
                expenses"

                See "Appendix IV: Hypothetical Illustrations"                 The annuity purchase factors are applied on a unisex
                                                                              basis in determining the amount payable upon the
                                                                              exercise of the Guaranteed minimum income benefit.

-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI     QP (defined contribution and defined benefit) contracts       Not Available
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA         See "Appendix IV: Hypothetical Illustrations"                 The annuity purchase factors are applied on a unisex
                                                                              basis in determining the amount payable upon the
                                                                              exercise of the Guaranteed minimum income benefit.
------------------------------------------------------------------------------------------------------------------------------------



   Appendix VI: State contract availability and/or variations of certain features and benefits F-1


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
-----------------------------------------------------------------------------------------------------------------------------------

 State      Features and Benefits                                             Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK    Earnings enhancement benefit                                      Not Available

            See "Guaranteed minimum death benefit and Guaranteed              GMIB I - Asset Allocation and GMIB II - Custom
            minimum income benefit base" in "Contract features and            Selection 4% Roll-Up to age 80 Guaranteed minimum
            benefits"                                                         income benefit base is capped at 250% of total
                                                                              contributions under the contract. If there is a
                                                                              Roll-Up benefit base reset, the cap becomes 250% of
                                                                              the highest reset amount plus 250% of any subsequent
                                                                              contributions made after the reset. Withdrawals do
                                                                              not lower the cap.


           See "Guaranteed minimum death benefit" in "Contract                "Greater of" GMDB I or "Greater of" GMDB II enhanced
           features and benefits"                                             death benefit is not available. All references to
                                                                              these benefits should be deleted in their entirety.


           See "The amount applied to purchase an annuity payout              The amount applied to the annuity benefit is the
           option" in "Accessing your money"                                  greater of the cash value or 95% of what the account
                                                                              value would be if no withdrawal charge applied.


           See "How withdrawals affect your Guaranteed minimum                If you elect both (1) the Guaranteed minimum income
           income benefit and Guaranteed minimum death benefit" in            benefit and (2) the Annual Ratchet to age 80
           "Accessing your money"                                             enhanced death benefit, withdrawals (including any
                                                                              applicable withdrawal charges) will reduce each of the
                                                                              benefits' benefit bases on a pro-rata basis for the
                                                                              first five contract years if the Guaranteed minimum
                                                                              income benefit is elected at issue. If the Guaranteed
                                                                              minimum income benefit is added after issue, the
                                                                              applicable five year period begins as of the
                                                                              Guaranteed minimum income benefit effective date.

                                                                              Beginning on the first day of the 6th contract year
                                                                              (or 6th contract year after the GMIB effective date,
                                                                              if applicable), withdrawals will reduce the Guaranteed
                                                                              minimum income benefit Roll-up and Annual Ratchet
                                                                              benefit bases and the Annual Ratchet to age 80
                                                                              enhanced death benefit benefit base, on a
                                                                              dollar-for-dollar basis.

                                                                              Once a withdrawal is taken that causes the sum of
                                                                              withdrawals in a contract year to exceed 4% of the
                                                                              4% Roll-Up to age 80 benefit base on the most recent
                                                                              contract date anniversary, that entire withdrawal and
                                                                              any subsequent withdrawals in that same contract year
                                                                              will reduce the benefit bases on a pro rata basis.
                                                                              In all contract years beginning after your 80th
                                                                              birthday, or earlier if you drop the Guaranteed
                                                                              minimum income benefit after issue, the Annual Ratchet
                                                                              to age 80 Guaranteed minimum death benefit base will
                                                                              be reduced on a pro rata basis by any withdrawals.
                                                                              When an RMD withdrawal using our RMD program occurs,
                                                                              the Guaranteed minimum income benefit Roll-up benefit
                                                                              base, the Guaranteed minimum income benefit Annual
                                                                              Ratchet to age 80 benefit base and the Guaranteed
                                                                              minimum death benefit Annual Ratchet to age 80
                                                                              benefit base (if elected in combination with the
                                                                              Guaranteed minimum income benefit) will be reduced on
                                                                              a dollar-for-dollar basis beginning with the first RMD
                                                                              withdrawal.
------------------------------------------------------------------------------------------------------------------------------------


F-2 Appendix VI: State contract availability and/or variations of certain features and benefits


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

-----------------------------------------------------------------------------------------------------------------------------------

 State          Features and Benefits                                         Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                      If you elect (1) the Guaranteed minimum income benefit
(CONTINUED)                                                                   and (2) the Standard death benefit, withdrawals
                                                                              (including any applicable withdrawal charges) will
                                                                              reduce the 4% Roll-Up to age 80 benefit base and the
                                                                              Annual Ratchet to age 80 benefit base on a pro-rata
                                                                              basis for the first five contract years if the
                                                                              Guaranteed minimum income benefit is elected at issue.
                                                                              If the Guaranteed minimum income benefit is added
                                                                              after issue, the applicable five year period begins as
                                                                              of the Guaranteed minimum income benefit effective
                                                                              date.

                                                                              Beginning on the first day of the 6th contract year
                                                                              (or 6th contract year after the GMIB effective date,
                                                                              if applicable), withdrawals will reduce the Guaranteed
                                                                              minimum income benefit Roll-Up to Age 80 benefit base
                                                                              and the Annual Ratchet to age 80 benefit base, on a
                                                                              dollar-for-dollar basis., as long as the sum of
                                                                              withdrawals in a contract year is no more than 4% of
                                                                              the 4% Roll-Up to age 80 benefit base.

                                                                              Once a withdrawal is taken that causes the sum of
                                                                              withdrawals in a contract year to exceed 4% of the
                                                                              4% Roll-Up to age 80 benefit base on the most recent
                                                                              contract date anniversary, that entire withdrawal and
                                                                              any subsequent withdrawals in that same contract year
                                                                              will reduce the 4% Roll-Up to age 80 benefit base and
                                                                              the Annual Ratchet to age 80 benefit base on a pro
                                                                              rata basis. The Standard death benefit base will be
                                                                              reduced on a pro rata basis by any withdrawals,
                                                                              regardless of amount.

                                                                              If you elect the Annual Ratchet to age 80 enhanced
                                                                              death benefit without the Guaranteed minimum income
                                                                              benefit, withdrawals (including any applicable
                                                                              withdrawal charges) will reduce the benefit base on a
                                                                              pro rata basis.

                                                                              If the Guaranteed minimum income benefit converts to
                                                                              the Guaranteed withdrawal benefit for life, the
                                                                              Standard death benefit base or Annual Ratchet to age
                                                                              80 benefit base will be reduced on a pro rata basis by
                                                                              any subsequent withdrawals.

                See "Selecting an annuity payout option" in "Accessing        The earliest date annuity payments may begin is 13
                your money"                                                   months from the issue date.

                See "Annuity maturity date" in "Accessing your money"         Your contract has a maturity date by which you must
                                                                              either take a lump sum withdrawal or select an annuity
                                                                              payout option. The maturity date is the contract date
                                                                              anniversary that follows the annuitant's 90th
                                                                              birthday.

                See "Charges and expenses"                                    Deductions of charges from the guaranteed interest
                                                                              option are not permitted.

                See "Annual Ratchet to age 80" in "Charges and expenses"      The charge is equal to 0.30% of the Annual Ratchet to
                                                                              age 80 benefit base.
------------------------------------------------------------------------------------------------------------------------------------


Appendix VI: State contract availability and/or variations of certain features and benefits F-3


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
-----------------------------------------------------------------------------------------------------------------------------------

 State          Features and Benefits                                         Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "Spousal continuation" in "Payment of death benefit"      If the Guaranteed minimum income benefit had converted
(CONTINUED)                                                                   to the Guaranteed withdrawal benefit for life on a
                                                                              Joint life basis, the benefit and charge will remain
                                                                              in effect after the death of the first spouse to die,
                                                                              and no death benefit is payable until the death of the
                                                                              surviving spouse. If you have also elected the Annual
                                                                              Ratchet to age 80 enhanced death benefit, that
                                                                              benefit's benefit base will continue to ratchet until
                                                                              the contract date anniversary following the surviving
                                                                              spouse's age 80. Withdrawal charges will continue to
                                                                              apply to all contributions. No additional
                                                                              contributions will be permitted. If the Guaranteed
                                                                              minimum income benefit had converted to the Guaranteed
                                                                              withdrawal benefit for life on a Single life basis,
                                                                              the benefit and charge will terminate.

                                                                              If your spouse elects Spousal continuation after your
                                                                              death under a Single life contract in which the
                                                                              Guaranteed with- drawal benefit for life is in effect,
                                                                              the Annual Ratchet to age 80 enhanced death benefit
                                                                              will continue to ratchet, or terminate, based on your
                                                                              spouse's age, as described earlier in this Prospectus
                                                                              and Appendix.

                See "Transfers of ownership, collateral assignments, loans    Collateral assignments are not limited to the period
                and borrowing" in "More information"                          prior to the first contract date anniversary. You may
                                                                              assign all or a portion of the value of your NQ
                                                                              contract at any time, pursuant to the terms described
                                                                              in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                                 Your contract refers to contributions as premiums.

                Cancelling the Guaranteed minimum income benefit              You may cancel the Guaranteed minimum income benefit
                                                                              within 10 days of it being added to your contract if
                                                                              you add the benefit to your contract after issue. This
                                                                              is distinct from your right to drop the Guaranteed
                                                                              minimum income benefit after issue, and is not subject
                                                                              to the restrictions that govern that right. We will
                                                                              not deduct any charge for the Guaranteed minimum
                                                                              income benefit, or alter other charges, such as
                                                                              reducing the Guaranteed minimum death benefit charge,
                                                                              that are tied to the Guaranteed minimum income benefit
                                                                              being part of your contract.

                See "Disability, terminal illness or confinement to nursing   The Withdrawal Charge Waiver does not apply during the
                home" in "Charges and expenses"                               first 12 months of the contract with respect to the
                                                                              Social Security Disability Waiver, the Six Month Life
                                                                              Expectancy Waiver, or if the owner is confined to a
                                                                              nursing home during such period.

                Required disclosure for Pennsylvania customers                Any person who knowingly and with intent to defraud
                                                                              any insurance company or other person files an
                                                                              application for insurance or statement of claim
                                                                              containing any materially false information or
                                                                              conceals for the purpose of misleading, information
                                                                              concerning any fact material thereto commits a
                                                                              fraudulent insurance act, which is a crime and
                                                                              subjects such person to criminal and civil penalties.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Beneficiary continuation option (IRA)                         Not Available

                IRA and Roth IRA                                              Available for direct rollovers from U.S. source 401(a)
                                                                              plans and direct transfers from the same type of U.S.
                                                                              source IRAs

                QP (Defined Benefit) contracts                                Not Available
------------------------------------------------------------------------------------------------------------------------------------


F-4 Appendix VI: State contract availability and/or variations of certain features and benefits

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

-----------------------------------------------------------------------------------------------------------------------------------

 State          Features and Benefits                                         Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     See "How you can purchase and contribute to your con-         Specific requirements for purchasing QP contracts in
(CONTINUED)     tract" in "Contract features and benefits"                    Puerto Rico are outlined below in "Purchase
                                                                              considerations for QP (Defined Contribution) contracts
                                                                              in Puerto Rico".

                See "Exercise rules" under "Guaranteed minimum income         Exercise restrictions for the GMIB on a Puerto Rico
                benefit" in "Contract features and benefits"                  QPDC contract are described below, under "Purchase
                                                                              considerations for QP (Defined Contribution)
                                                                              contracts in Puerto Rico", and in your contract.

                See "Income Manager(R) payout options" in "Accessing your     This payout option is not available with QPDC
                money"                                                        contracts.


                See "Transfers of ownership, collateral assignments, loans    Transfers of ownership of QP contracts are governed by
                and borrowing" in "More information"                          Puerto Rico law. Please consult your tax, legal or
                                                                              plan advisor if you intend to transfer ownership of
                                                                              your contract.

                "Purchase considerations for QP (Defined Contribution)        Purchase considerations for QP (Defined Contribu-
                contracts in Puerto Rico" -- this section replaces "Appen-    tion) contracts in Puerto Rico: Trustees who are
                dix II: Purchase considerations for QP contracts" in your     considering the purchase of an Accumulator(R)
                Prospectus                                                    Elite(SM) QP contract in Puerto Rico should discuss
                                                                              with their tax, legal and plan advisors whether this
                                                                              is an appro priate investment vehicle for the
                                                                              employer's plan. Trustees should consider whether the
                                                                              plan provisions permit the investment of plan assets
                                                                              in the QP contract, the Guaranteed minimum income
                                                                              benefit and other guaranteed benefits, and the payment
                                                                              of death benefits in accordance with the requirements
                                                                              of Puerto Rico income tax rules. The QP contract and
                                                                              this Prospectus should be reviewed in full, and the
                                                                              following factors, among others, should be noted.

                                                                              LIMITS ON CONTRACT OWNERSHIP:
                                                                              ----------------------------
                                                                              o The QP contract is offered only as a funding vehicle
                                                                                to qualified plan trusts of single participant
                                                                                defined contribution plans that are tax-qualified
                                                                                under Puerto Rico law, not United States law. The
                                                                                contract is not available to US qualified plans or
                                                                                to defined benefit plans qualifying under Puerto
                                                                                Rico law.
                                                                              o The QP contract owner is the qualified plan trust.
                                                                                The annuitant under the contract is the
                                                                                self-employed Puerto Rico resident, who is the sole
                                                                                plan participant.
                                                                              o This product should not be purchased if the self-
                                                                                employed individual anticipates having additional
                                                                                employees become eligible for the plan. We will not
                                                                                allow additional contracts to be issued for
                                                                                participants other than the original business owner.

                                                                              o If the business that sponsors the plan adds another
                                                                                employee, no further contributions may be made to
                                                                                the contract. If the employer moves the funds to
                                                                                another funding vehicle that can accommodate more
                                                                                than one employee, this move could result in
                                                                                surrender charges, if applicable, and the loss of
                                                                                guaranteed benefits in the contract.
------------------------------------------------------------------------------------------------------------------------------------


Appendix VI: State contract availability and/or variations of certain features and benefits F-5


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
-----------------------------------------------------------------------------------------------------------------------------------
 State         Features and Benefits                                          Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                   LIMITS ON CONTRIBUTIONS:
(CONTINUED)                                                                   o All contributions must be direct transfers from
                                                                                other investments within an existing qualified plan
                                                                                trust.
                                                                              o Employer payroll contributions are not accepted.
                                                                              o Only one additional transfer contribution may be
                                                                                made per contract year.
                                                                              o Checks written on accounts held in the name of the
                                                                                employer instead of the plan or the trustee will not
                                                                                be accepted.
                                                                              o As mentioned above, if a new employee becomes
                                                                                eligible for the plan, the trustee will not be
                                                                                permitted to make any further contributions to the
                                                                                contract established for the original business
                                                                                owner.

                                                                                LIMITS ON PAYMENTS:
                                                                              o Loans are not available under the contract.
                                                                              o All payments are made to the plan trust as owner,
                                                                                even though the plan participant/annuitant is the
                                                                                ultimate recipient of the benefit payment.
                                                                              o AXA Equitable does no tax reporting or withholding
                                                                                of any kind. The plan administrator or trustee will
                                                                                be solely responsible for performing or providing
                                                                                for all such services.
                                                                              o AXA Equitable does not offer contracts that
                                                                                qualify as IRAs under Puerto Rico law. The plan
                                                                                trust will exercise the GMIB and must continue to
                                                                                hold the supplementary contract for the duration of
                                                                                the GMIB payments.

                                                                                PLAN TERMINATION:
                                                                              o If the plan participant terminates the business,
                                                                                and as a result wishes to terminate the plan, the
                                                                                trust would have to be kept in existence to receive
                                                                                payments. This could create expenses for the plan.
                                                                              o If the plan participant terminates the plan and
                                                                                the trust is dissolved, or if the plan trustee
                                                                                (which may or may not be the same as the plan
                                                                                participant) is unwilling to accept payment to the
                                                                                plan trust for any reason, AXA Equitable would have
                                                                                to change the contract from a Puerto Rico QP to NQ
                                                                                in order to make payments to the individual as the
                                                                                new owner. Depending on when this occurs, it could
                                                                                be a taxable distribution from the plan, with a
                                                                                potential tax of the entire account value of the
                                                                                contract. Puerto Rico income tax withholding and
                                                                                reporting by the plan trustee could apply to the
                                                                                distribution transaction.
                                                                              o If the plan trust is receiving GMIB payments and
                                                                                the trust is subsequently terminated, transforming
                                                                                the contract into an individually owned NQ contract,
                                                                                the trustee would be responsible for the applicable
                                                                                Puerto Rico income tax withholding and reporting on
                                                                                the present value of the remaining annuity payment
                                                                                stream.
                                                                              o AXA Equitable is a U.S. insurance company,
                                                                                therefore distributions under the NQ contract could
                                                                                be subject to United States taxation and withholding
                                                                                on a "taxable amount not determined" basis.
------------------------------------------------------------------------------------------------------------------------------------


F-6 Appendix VI: State contract availability and/or variations of certain features and benefits


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
-----------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                         Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Tax Information-"Special rules for NQ contracts"              Income from NQ contracts we issue is U.S. source. A
(CONTINUED)                                                                   Puerto Rico resident is subject to U.S. taxation on
                                                                              such U.S. source income. Only Puerto Rico source
                                                                              income of Puerto Rico residents is excludable from
                                                                              U.S. taxation. Income from NQ contracts is also
                                                                              subject to Puerto Rico tax. The calculation of the
                                                                              taxable portion of amounts distributed from a con-
                                                                              tract may differ in the two jurisdictions.
                                                                              Therefore, you might have to file both U.S. and
                                                                              Puerto Rico tax returns, showing different amounts
                                                                              of income from the contract for each tax return.
                                                                              Puerto Rico generally provides a credit against
                                                                              Puerto Rico tax for U.S. tax paid. Depending on your
                                                                              personal situation and the timing of the different
                                                                              tax liabilities, you may not be able to take full
                                                                              advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and            The annual administrative charge will not be
                expenses"                                                     deducted from amounts allocated to the Guaranteed
                                                                              interest option.

                See "How you can purchase and contribute to your con-         The $2,500,000 limitation on the sum of all
                tract" in "Contract features and benefits"                    contributions under all AXA Equitable annuity
                                                                              accumulation contracts with the same owner or
                                                                              annuitant does not apply.


                See "Disability, terminal illness or confinement to nursing   There is no 12 month waiting period following a
                home" in "Charges and expenses"                               contribution for the Six Month Life Expectancy
                                                                              Waiver. The withdrawal charge can be waived even if
                                                                              the condition begins within 12 months of the
                                                                              remittance of the contribution.

WASHINGTON      Guaranteed interest option                                    Not Available

                Investment simplifier -- Fixed-dollar option                  Not Available
                and Interest sweep option

                Income Manager(R) payout option                               Not Available

                Earnings enhancement benefit                                  Not Available

                "Greater of" GMDB I and "Greater of" GMDB II enhanced         All references to this feature are deleted in their
                 death benefit"                                               entirety.

                                                                              You have the choice of the following guaranteed
                                                                              minimum death benefits: the Annual Ratchet to age 80;
                                                                              or the Standard death benefit.

                See "Guaranteed minimum death benefit charge" in "Fee         The charge for the Annual Ratchet to age 80 enhanced
                table" and in "Charges and expenses"                          death benefit is 0.30% and cannot be increased.

                See "How withdrawals affect your Guaranteed minimum           If you elect both (1) the Guaranteed minimum income
                income benefit and Guaranteed minimum death benefit"          benefit and (2) the Annual Ratchet to age 80
                in "Accessing your money"                                     enhanced death benefit, withdrawals (including any
                                                                              applicable withdrawal charges) will reduce each of the
                                                                              benefits' benefit bases on a pro-rata basis for the
                                                                              first five contract years if the Guaranteed minimum
                                                                              income benefit is elected at issue. If the Guaranteed
                                                                              minimum income benefit is added after issue, the
                                                                              applicable five year period begins as of the
                                                                              Guaranteed minimum income benefit effective date.
                                                                              Beginning on the first day of the 6th contract year
                                                                              (or 6th contract year after the GMIB effective date,
                                                                              if applicable), withdrawals will reduce the Guaranteed
                                                                              minimum income Roll-up and Annual Ratchet benefit
                                                                              bases and the Annual Ratchet to age 80 enhanced death
                                                                              benefit base, on a dollar-for-dollar basis.
------------------------------------------------------------------------------------------------------------------------------------


Appendix VI: State contract availability and/or variations of certain features and benefits F-7

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                           www.axa-equitable.com/green




-----------------------------------------------------------------------------------------------------------------------------------
State        Features and Benefits                                            Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                                    Once a withdrawal is taken that causes the sum of
(CONTINUED)                                                                   withdrawals in a contract year to exceed 4% of the
                                                                              4% Roll-Up to age 80 benefit base on the most recent
                                                                              contract date anniversary, that entire withdrawal and
                                                                              any subsequent withdrawals in that same contract year
                                                                              will reduce the benefit bases on a pro rata basis.
                                                                              In all contract years beginning after your 80th
                                                                              birthday, or earlier if you drop the Guaranteed
                                                                              minimum income benefit after issue, the Annual Ratchet
                                                                              to age 80 Guaranteed minimum death benefit base will
                                                                              be reduced on a pro rata basis by any withdrawals.
                                                                              When an RMD withdrawal using our RMD program occurs,
                                                                              the Guaranteed minimum income benefit Roll-up benefit
                                                                              base, the Guaranteed minimum income benefit Annual
                                                                              Ratchet to age 80 benefit base and the Guaranteed
                                                                              minimum death benefit Annual Ratchet to age 80
                                                                              benefit base (if elected in combination with the
                                                                              Guaranteed minimum income benefit) will be reduced on
                                                                              a dollar-for-dollar basis beginning with the first RMD
                                                                              withdrawal.

                                                                              If you elect (1) the Guaranteed minimum income benefit
                                                                              and (2) the Standard death benefit, withdrawals
                                                                              (including any applicable withdrawal charges) will
                                                                              reduce the 4% Roll-Up to age 80 benefit base and the
                                                                              Annual Ratchet to age 80 benefit base on a pro-rata
                                                                              basis for the first five contract years if the
                                                                              Guaranteed minimum income benefit is elected at issue.
                                                                              If the Guaranteed minimum income benefit is added
                                                                              after issue, the applicable five year period begins as
                                                                              of the Guaranteed minimum income benefit effective
                                                                              date.

                                                                              Beginning on the first day of the 6th contract year
                                                                              (or 6th contract year after the GMIB effective date,
                                                                              if applicable), withdrawals will reduce the Guaranteed
                                                                              minimum income benefit Roll-up to Age 80 benefit base
                                                                              and the Annual Ratchet to age 80 benefit base, on a
                                                                              dollar-for-dollar basis, as long as the sum of
                                                                              withdrawals in a contract year is no more than 4% of
                                                                              the 4% Roll-Up to age 80 benefit base. Once a
                                                                              withdrawal is taken that causes the sum of with-
                                                                              drawals in a contract year to exceed 4% of the 4%
                                                                              Roll-Up to age 80 benefit base on the most recent
                                                                              contract date anniversary, that entire withdrawal and
                                                                              any subsequent withdrawals in that same contract year
                                                                              will reduce the 4% Roll-Up to age 80 benefit base and
                                                                              the Annual Ratchet to age 80 benefit base on a pro
                                                                              rata basis. The Standard death benefit base will be
                                                                              reduced on a pro rata basis by any withdrawals,
                                                                              regardless of amount.

                                                                              If you elect the Annual Ratchet to age 80 enhanced
                                                                              death benefit without the Guaranteed minimum income
                                                                              benefit, withdrawals (including any applicable
                                                                              withdrawal charges) will reduce the benefit base on a
                                                                              pro rata basis.

                                                                              If the Guaranteed minimum income benefit converts to
                                                                              the Guaranteed withdrawal benefit for life, the
                                                                              Standard death benefit base or Annual Ratchet to age
                                                                              80 benefit base will be reduced on a pro rata basis by
                                                                              any subsequent withdrawals.
------------------------------------------------------------------------------------------------------------------------------------


F-8 Appendix VI: State contract availability and/or variations of certain features and benefits

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
-----------------------------------------------------------------------------------------------------------------------------------
State          Features and Benefits                                          Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Guaranteed minimum death benefit" in                     You have a choice of the standard death benefit or the
(CONTINUED)     "Contract features and benefits"                              Annual Ratchet to age 80 enhanced death benefit. The
                                                                              Standard death benefit and the Annual Ratchet to age
                                                                              80 enhanced death benefit may be combined with the
                                                                              GMIB I - Asset Allocation or GMIB II - Custom
                                                                              Selection.

                See "Annual administrative charge" in "Charges and
                expenses"                                                     The second paragraph of this section is replaced with
                                                                              the following:

                                                                              The annual administrative charge will be deducted from
                                                                              the value in the variable investment options on a pro
                                                                              rata basis. If those amounts are insufficient, we will
                                                                              deduct all or a portion of the charge from the account
                                                                              for special dollar cost averaging. If the contract is
                                                                              surrendered or annuitized or a death benefit is paid
                                                                              on a date other than a contract date anniversary, we
                                                                              will deduct a pro rata portion of that charge for the
                                                                              year.

                See "10% free withdrawal amount" under "Withdrawal            The 10% free withdrawal amount applies to full
                charge" in "Charges and expenses"                             surrenders.


                See "Withdrawal charge" in "Charges and expenses" under       The owner (or older joint owner, if applicable) has
                "Disability, terminal illness, or confinement to nursing      qualified to receive Social Security disability
                 home"                                                        benefits as certified by the Social Security
                                                                              Administration or a statement from an independent U.S.
                                                                              licensed physician stating that the owner (or older
                                                                              joint owner, if applicable) meets the definition of
                                                                              total disability for at least 6 continuous months
                                                                              prior to the notice of claim. Such disability must be
                                                                              re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------


Appendix VI: State contract availability and/or variations of certain features and benefits F-9

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page
Who is AXA Equitable?                                                       2
Unit Values                                                                 2
Calculation of Annuity Payments                                             2
Custodian and Independent Registered Public Accounting Firm                 3
Distribution of the Contracts                                               3
Financial Statements                                                        3


How to obtain an Accumulator(R) Elite(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R) Elite(SM)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

-----------------------------------------------------------------------------

Please send me an Accumulator(R) Elite(SM) SAI for Separate Account No. 49 dated June 8, 2009.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State         Zip













                       x02410/Elite '02/ '04, '07/'07.5, 8.0/8.2, and 9.0 Series

Accumulator(R) Elite(SM)


A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
JUNE 8, 2009

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Elite(SM) Prospectus, dated June 8, 2009. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Unit Values                                                                  2

Calculation of Annuity Payments                                              2

Custodian and Independent Registered Public Accounting Firm                  3

Distribution of the Contracts                                                3

Financial Statements                                                         3


              Copyright 2009 AXA Equitable Life Insurance Company
All rights reserved. Accumulator(R) is a registered service mark and Elite(SM) is a service mark of AXA Equitable Life Insurance Company.

                                             Accumulator(R) Elite(SM) 9.0 Series


                                                                          x02684

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Plus(SM).

The unit value for a variable investment option for any valuation period is equal to:

(i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                              ( a )
                              (---)  - c
                              ( b )

where:

(a) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the cor-responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.55%. Your contract charges may be less.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for Accumulator(R) Plus(SM) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable Accumulator(R) Plus(SM) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an Accumulator(R) Plus(SM) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2009, the annuity payment due in December 2009 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.

The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $750,235,874 in 2008, $1,007,208,067 in 2007 and $694,578,570 in 2006, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $81,519,894, $95,562,846 and $88,941,713, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $677,871,467 in 2008, $731,920,627 in 2007 and
$672,531,658 in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under the contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-35
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007.........................................  FSA-48
   Notes to Financial Statements........................................  FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006......................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006...............     F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2008, 2007 and 2006...................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                               AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                                 Allocation        Allocation            Allocation
                                                              ---------------   ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $2,198,631,703     $1,340,768,352        $1,241,918,705
Receivable for The Trusts shares sold.......................              --          2,744,531                    --
Receivable for policy-related transactions..................       2,024,597                 --             1,357,385
                                                              --------------     --------------        --------------
  Total assets..............................................   2,200,656,300      1,343,512,883         1,243,276,090
                                                              --------------     --------------        --------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,024,597                 --             1,357,385
Payable for policy-related transactions.....................              --          2,744,531                    --
                                                              --------------     --------------        --------------
  Total liabilities.........................................       2,024,597          2,744,531             1,357,385
                                                              --------------     --------------        --------------
Net Assets..................................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Net Assets:
Accumulation Units..........................................   2,198,544,523      1,340,727,854         1,241,651,047
Retained by AXA Equitable in Separate Account No. 49........          87,180             40,498               267,658
                                                              --------------     --------------        --------------
Total net assets............................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Investments in shares of The Trusts, at cost................  $3,607,878,894     $1,507,814,118        $1,557,082,455
The Trusts shares held
 Class A....................................................              --                 --                    --
 Class B....................................................     269,693,609        146,807,062           142,190,324



                                                               AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                                Allocation         Allocation          Common Stock
                                                             ---------------   -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........... $5,362,020,192     $ 8,197,834,399        $617,645,189
Receivable for The Trusts shares sold.......................             --                  --             182,224
Receivable for policy-related transactions..................      6,480,626           6,291,147                  --
                                                             --------------     ---------------        ------------
  Total assets..............................................  5,368,500,818       8,204,125,546         617,827,413
                                                             --------------     ---------------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................      6,480,626           6,291,147                  --
Payable for policy-related transactions.....................             --                  --             182,224
                                                             --------------     ---------------        ------------
  Total liabilities.........................................      6,480,626           6,291,147             182,224
                                                             --------------     ---------------        ------------
Net Assets.................................................. $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Net Assets:
Accumulation Units..........................................  5,361,993,448       8,197,685,886         617,519,769
Retained by AXA Equitable in Separate Account No. 49........         26,744             148,513             125,420
                                                             --------------     ---------------        ------------
Total net assets............................................ $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Investments in shares of The Trusts, at cost................ $7,137,470,784     $12,083,819,370        $997,822,997
The Trusts shares held
 Class A....................................................             --                  --                  --
 Class B....................................................    456,144,406         935,485,561          55,887,701

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                                Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International        Small Cap Growth
                                                           --------------------  --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........      $401,670,396         $  607,962,616          $280,421,943
Receivable for The Trusts shares sold....................                --                     --                    --
Receivable for policy-related transactions...............           174,429                 27,197                 4,928
                                                               ------------         --------------          ------------
  Total assets...........................................       401,844,825            607,989,813           280,426,871
                                                               ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................           174,429                  1,197                 4,928
Payable for policy-related transactions..................                --                     --                    --
                                                               ------------         --------------          ------------
  Total liabilities......................................           174,429                  1,197                 4,928
                                                               ------------         --------------          ------------
Net Assets...............................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Net Assets:
Accumulation Units.......................................       401,655,205            607,987,723           280,414,007
Retained by AXA Equitable in Separate Account No. 49.....            15,191                    893                 7,936
                                                               ------------         --------------          ------------
Total net assets.........................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Investments in shares of The Trusts, at cost.............      $406,793,463         $1,192,484,652          $475,926,870
The Trusts shares held
 Class A.................................................                --                     --                    --
 Class B.................................................        40,722,191             91,896,563            32,011,781



                                                               EQ/Ariel          EQ/AXA Rosenberg        EQ/BlackRock
                                                           Appreciation II   Value Long/Short Equity  Basic Value Equity
                                                           ---------------   -----------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value........    $44,146,841           $146,200,558          $522,266,147
Receivable for The Trusts shares sold....................             --                 16,521                    --
Receivable for policy-related transactions...............         24,247                  2,479               609,020
                                                             -----------           ------------          ------------
  Total assets...........................................     44,171,088            146,219,558           522,875,167
                                                             -----------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................         24,247                     --               609,020
Payable for policy-related transactions..................             --                     --                    --
                                                             -----------           ------------          ------------
  Total liabilities......................................         24,247                     --               609,020
                                                             -----------           ------------          ------------
Net Assets...............................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Net Assets:
Accumulation Units.......................................     43,128,220            146,218,673           522,247,447
Retained by AXA Equitable in Separate Account No. 49.....      1,018,621                    885                18,700
                                                             -----------           ------------          ------------
Total net assets.........................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Investments in shares of The Trusts, at cost.............    $66,936,069           $153,998,251          $815,851,364
The Trusts shares held
 Class A.................................................         10,482                     --                    --
 Class B.................................................      6,636,517             14,489,649            53,898,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                              International Value      Equity Income     Socially Responsible
                                                             --------------------- -------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $592,888,008         $157,471,117           $36,094,424
Receivable for The Trusts shares sold.......................                --                   --                    --
Receivable for policy-related transactions..................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
  Total assets..............................................       594,419,895          157,555,567            36,098,879
                                                                  ------------         ------------           -----------
Liabilities:
Payable for The Trusts shares purchased.....................         1,531,887               84,450                 4,455
Payable for policy-related transactions.....................                --                   --                    --
                                                                  ------------         ------------           -----------
  Total liabilities.........................................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
Net Assets..................................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Net Assets:
Accumulation Units..........................................       592,815,585          157,389,829            36,090,048
Retained by AXA Equitable in Separate Account No. 49........            72,423               81,288                 4,376
                                                                  ------------         ------------           -----------
Total net assets............................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Investments in shares of The Trusts, at cost................      $992,576,864         $228,866,380           $59,889,243
The Trusts shares held
 Class A....................................................                --                   --                    --
 Class B....................................................        68,198,763           36,835,681             7,370,145



                                                                  EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                               Guardian Growth   Guardian Research    High Yield Bond
                                                              ----------------- ------------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $263,939,219      $  757,792,183       $131,761,953
Receivable for The Trusts shares sold.......................          124,825             207,834                 --
Receivable for policy-related transactions..................               --                  --            582,313
                                                                 ------------      --------------       ------------
  Total assets..............................................      264,064,044         758,000,017        132,344,266
                                                                 ------------      --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  --            582,313
Payable for policy-related transactions.....................          124,825             207,834                 --
                                                                 ------------      --------------       ------------
  Total liabilities.........................................          124,825             207,834            582,313
                                                                 ------------      --------------       ------------
Net Assets..................................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Net Assets:
Accumulation Units..........................................      263,886,281         757,786,834        131,696,077
Retained by AXA Equitable in Separate Account No. 49........           52,938               5,349             65,876
                                                                 ------------      --------------       ------------
Total net assets............................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Investments in shares of The Trusts, at cost................     $411,234,495      $1,189,796,461       $172,393,134
The Trusts shares held
 Class A....................................................               --                  --                 --
 Class B....................................................       30,044,236          93,257,083         40,707,272

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Davis
                                                                 New York        EQ/Equity         EQ/Evergreen
                                                                 Venture         500 Index      International Bond
                                                             --------------- ----------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $242,865,969    $  912,777,058       $413,274,116
Receivable for The Trusts shares sold.......................            --           901,696            554,618
Receivable for policy-related transactions..................       120,884                --                 --
                                                              ------------    --------------       ------------
  Total assets..............................................   242,986,853       913,678,754        413,828,734
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        76,884                --                 --
Payable for policy-related transactions.....................            --           901,696            509,618
                                                              ------------    --------------       ------------
  Total liabilities.........................................        76,884           901,696            509,618
                                                              ------------    --------------       ------------
Net Assets..................................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Net Assets:
Accumulation Units..........................................   242,909,648       912,728,885        413,318,609
Retained by AXA Equitable in Separate Account No. 49........           321            48,173                507
                                                              ------------    --------------       ------------
Total net assets............................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost................  $373,213,612    $1,330,289,666       $472,994,978
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    36,168,162        58,208,520         43,237,231



                                                               EQ/Evergreen    EQ/Franklin      EQ/Franklin
                                                                   Omega          Income      Small Cap Value
                                                              -------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $129,004,382   $425,712,289     $ 74,531,038
Receivable for The Trusts shares sold.......................             --             --               --
Receivable for policy-related transactions..................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
  Total assets..............................................    129,098,589    425,856,867       74,811,557
                                                               ------------   ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................         94,207        144,578          280,519
Payable for policy-related transactions.....................             --             --               --
                                                               ------------   ------------     ------------
  Total liabilities.........................................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
Net Assets..................................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Net Assets:
Accumulation Units..........................................    128,961,611    425,663,187       74,460,493
Retained by AXA Equitable in Separate Account No. 49........         42,771         49,102           70,545
                                                               ------------   ------------     ------------
Total net assets............................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Investments in shares of The Trusts, at cost................   $173,059,493   $660,641,947     $104,585,753
The Trusts shares held
 Class A....................................................             --             --               --
 Class B....................................................     20,085,680     66,501,368       11,493,110

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Franklin        EQ/GAMCO
                                                                  Templeton        Mergers and   EQ/GAMCO Small
                                                              Founding Strategy   Acquisitions    Company Value
                                                             ------------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $  996,121,628    $110,956,013    $392,679,712
Receivable for The Trusts shares sold.......................                --              --              --
Receivable for policy-related transactions..................         1,194,880          82,015         319,791
                                                                --------------    ------------    ------------
  Total assets..............................................       997,316,508     111,038,028     392,999,503
                                                                --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         1,194,880          20,015         282,791
Payable for policy-related transactions.....................                --              --              --
                                                                --------------    ------------    ------------
  Total liabilities.........................................         1,194,880          20,015         282,791
                                                                --------------    ------------    ------------
Net Assets..................................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Net Assets:
Accumulation Units..........................................       996,067,806     111,017,287     392,716,505
Retained by AXA Equitable in Separate Account No. 49........            53,822             726             207
                                                                --------------    ------------    ------------
Total net assets............................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Investments in shares of The Trusts, at cost................    $1,524,407,409    $135,140,303    $559,944,836
The Trusts shares held
 Class A....................................................            10,822               3              --
 Class B....................................................       174,099,996      11,037,168      18,722,816



                                                              EQ/International                          EQ/International
                                                                  Core PLUS      EQ/International ETF        Growth
                                                             ------------------ ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $554,322,481          $1,603,884          $168,048,135
Receivable for The Trusts shares sold.......................              --                  --                    --
Receivable for policy-related transactions..................          32,751                  --               144,727
                                                                ------------          ----------          ------------
  Total assets..............................................     554,355,232           1,603,884           168,192,862
                                                                ------------          ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................          32,751                  --               144,727
Payable for policy-related transactions.....................              --                  --                    --
                                                                ------------          ----------          ------------
  Total liabilities.........................................          32,751                  --               144,727
                                                                ------------          ----------          ------------
Net Assets..................................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Net Assets:
Accumulation Units..........................................     554,312,199                  --           168,006,702
Retained by AXA Equitable in Separate Account No. 49........          10,282           1,603,884                41,433
                                                                ------------          ----------          ------------
Total net assets............................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Investments in shares of The Trusts, at cost................    $973,213,983          $2,460,167          $264,845,756
The Trusts shares held
 Class A....................................................              --             126,923                    --
 Class B....................................................      81,530,345             125,863            40,055,290

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Large Cap
                                                                 Core Bond      Value Opportunities     Core PLUS
                                                             ----------------- --------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  913,336,047        $210,569,258      $129,360,305
Receivable for The Trusts shares sold.......................         200,694              24,924            11,311
Receivable for policy-related transactions..................              --                  --                --
                                                              --------------        ------------      ------------
  Total assets..............................................     913,536,741         210,594,182       129,371,616
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --                --
Payable for policy-related transactions.....................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
  Total liabilities.........................................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
Net Assets..................................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Net Assets:
Accumulation Units..........................................     913,344,774         210,531,131       129,336,542
Retained by AXA Equitable in Separate Account No. 49........             273              38,127            23,763
                                                              --------------        ------------      ------------
Total net assets............................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost................  $1,073,540,018        $370,569,015      $202,475,796
The Trusts shares held
 Class A....................................................              --                  --                --
 Class B....................................................      97,451,850          31,151,061        22,841,964



                                                               EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                               Growth Index    Growth PLUS    Value Index
                                                              -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $245,932,260   $193,224,784   $ 76,510,005
Receivable for The Trusts shares sold.......................         78,029             --         24,434
Receivable for policy-related transactions..................             --        811,993             --
                                                               ------------   ------------   ------------
  Total assets..............................................    246,010,289    194,036,777     76,534,439
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --        811,993             --
Payable for policy-related transactions.....................         78,029             --         24,434
                                                               ------------   ------------   ------------
  Total liabilities.........................................         78,029        811,993         24,434
                                                               ------------   ------------   ------------
Net Assets..................................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Net Assets:
Accumulation Units..........................................    245,886,982    193,192,830     75,141,233
Retained by AXA Equitable in Separate Account No. 49........         45,278         31,954      1,368,772
                                                               ------------   ------------   ------------
Total net assets............................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost................   $319,797,615   $276,865,077   $169,626,097
The Trusts shares held
 Class A....................................................             --             --         10,820
 Class B....................................................     44,153,009     17,654,996     18,062,720

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Large Cap       EQ/Long        EQ/Lord Abbett
                                                                 Value PLUS       Term Bond     Growth and Income
                                                             ----------------- --------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $1,114,995,607    $136,541,572       $ 93,546,882
Receivable for The Trusts shares sold.......................         328,034         103,352                 --
Receivable for policy-related transactions..................              --              --             92,912
                                                              --------------    ------------       ------------
  Total assets..............................................   1,115,323,641     136,644,924         93,639,794
                                                              --------------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --             92,912
Payable for policy-related transactions.....................         328,034         103,352                 --
                                                              --------------    ------------       ------------
  Total liabilities.........................................         328,034         103,352             92,912
                                                              --------------    ------------       ------------
Net Assets..................................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Net Assets:
Accumulation Units..........................................   1,114,977,172     136,536,833         93,539,904
Retained by AXA Equitable in Separate Account No. 49........          18,435           4,739              6,978
                                                              --------------    ------------       ------------
Total net assets............................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Investments in shares of The Trusts, at cost................  $2,080,253,752    $133,795,872       $144,407,579
The Trusts shares held
 Class A....................................................              --              --                 --
 Class B....................................................     144,303,879      10,060,017         12,409,529



                                                               EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                               Large Cap Core    Mid Cap Value       Focus
                                                              ---------------- ----------------  ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 85,244,148     $190,310,610    $1,143,654,720
Receivable for The Trusts shares sold.......................       1,119,918           24,821             8,484
Receivable for policy-related transactions..................              --               --                --
                                                                ------------     ------------    --------------
  Total assets..............................................      86,364,066      190,335,431     1,143,663,204
                                                                ------------     ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --               --                --
Payable for policy-related transactions.....................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
  Total liabilities.........................................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
Net Assets..................................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Net Assets:
Accumulation Units..........................................      85,137,695      190,154,772     1,143,520,264
Retained by AXA Equitable in Separate Account No. 49........         106,453          155,838           134,456
                                                                ------------     ------------    --------------
Total net assets............................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Investments in shares of The Trusts, at cost................    $111,429,125     $325,072,991    $1,699,463,545
The Trusts shares held
 Class A....................................................           1,838               --                --
 Class B....................................................       9,982,894       28,120,424       111,548,786

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Mid Cap       EQ/Mid Cap
                                                                   Index          Value PLUS    EQ/Money Market
                                                             ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  501,016,737    $400,063,290    $1,494,248,659
Receivable for The Trusts shares sold.......................              --         568,305           275,352
Receivable for policy-related transactions..................          71,932              --           682,576
                                                              --------------    ------------    --------------
  Total assets..............................................     501,088,669     400,631,595     1,495,206,587
                                                              --------------    ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................          71,932              --           682,576
Payable for policy-related transactions.....................              --         568,305           549,039
                                                              --------------    ------------    --------------
  Total liabilities.........................................          71,932         568,305         1,231,615
                                                              --------------    ------------    --------------
Net Assets..................................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Net Assets:
Accumulation Units..........................................     500,885,732     400,021,681     1,493,712,447
Retained by AXA Equitable in Separate Account No. 49........         131,005          41,609           262,525
                                                              --------------    ------------    --------------
Total net assets............................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Investments in shares of The Trusts, at cost................  $1,017,839,781    $813,503,785    $1,494,473,530
The Trusts shares held
 Class A....................................................              --              --                --
 Class B....................................................     101,671,872      65,587,707     1,494,120,569


                                                                EQ/Montag &                        EQ/Oppenheimer
                                                              Caldwell Growth   EQ/Mutual Shares       Global
                                                             ----------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $143,898,720      $205,351,897      $ 89,375,404
Receivable for The Trusts shares sold.......................              --                --                --
Receivable for policy-related transactions..................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
  Total assets..............................................     144,167,520       205,545,636        89,409,219
                                                                ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         268,800           193,739            33,815
Payable for policy-related transactions.....................              --                --                --
                                                                ------------      ------------      ------------
  Total liabilities.........................................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
Net Assets..................................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Net Assets:
Accumulation Units..........................................     143,894,053       205,167,972        89,279,982
Retained by AXA Equitable in Separate Account No. 49........           4,667           183,925            95,422
                                                                ------------      ------------      ------------
Total net assets............................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Investments in shares of The Trusts, at cost................    $189,588,633      $336,788,953      $140,506,768
The Trusts shares held
 Class A....................................................              --            16,092             7,420
 Class B....................................................      32,706,012        32,003,148        13,369,719

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Oppenheimer  EQ/Oppenheimer
                                                               Main Street      Main Street        EQ/PIMCO
                                                               Opportunity       Small Cap       Real Return
                                                             --------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $33,021,294      $54,358,567    $  917,877,204
Receivable for The Trusts shares sold.......................            --               --                --
Receivable for policy-related transactions..................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
  Total assets..............................................    33,044,585       54,405,893       918,482,005
                                                               -----------      -----------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        23,291           47,326           604,801
Payable for policy-related transactions.....................            --               --                --
                                                               -----------      -----------    --------------
  Total liabilities.........................................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
Net Assets..................................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Net Assets:
Accumulation Units..........................................    27,159,952       49,305,478       917,804,939
Retained by AXA Equitable in Separate Account No. 49........     5,861,342        5,053,089            72,265
                                                               -----------      -----------    --------------
Total net assets............................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Investments in shares of The Trusts, at cost................   $51,037,664      $84,763,567    $1,041,808,074
The Trusts shares held
 Class A....................................................       455,882          391,178            11,255
 Class B....................................................     4,668,020        7,996,692        98,848,862



                                                                 EQ/Quality       EQ/Short       EQ/Small
                                                                 Bond PLUS     Duration Bond   Company Index
                                                              --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $326,287,401    $141,795,528    $282,566,957
Receivable for The Trusts shares sold.......................        210,566         249,734              --
Receivable for policy-related transactions..................             --              --         803,028
                                                               ------------    ------------    ------------
  Total assets..............................................    326,497,967     142,045,262     283,369,985
                                                               ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --         803,028
Payable for policy-related transactions.....................        210,566         249,734              --
                                                               ------------    ------------    ------------
  Total liabilities.........................................        210,566         249,734         803,028
                                                               ------------    ------------    ------------
Net Assets..................................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Net Assets:
Accumulation Units..........................................    326,276,911     141,793,330     282,431,668
Retained by AXA Equitable in Separate Account No. 49........         10,490           2,198         135,289
                                                               ------------    ------------    ------------
Total net assets............................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Investments in shares of The Trusts, at cost................   $372,475,847    $153,460,278    $466,434,822
The Trusts shares held
 Class A....................................................             --           5,840              --
 Class B....................................................     37,462,509      15,224,141      41,749,726

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/T. Rowe Price   EQ/Templeton         EQ/UBS
                                                                Growth Stock        Growth      Growth and Income
                                                             ------------------ -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $167,269,498     $149,797,557      $48,070,362
Receivable for The Trusts shares sold.......................              --               --               --
Receivable for policy-related transactions..................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
  Total assets..............................................     167,344,320      149,811,401       48,072,880
                                                                ------------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................          74,822           13,844            2,518
Payable for policy-related transactions.....................              --               --               --
                                                                ------------     ------------      -----------
  Total liabilities.........................................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
Net Assets..................................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Net Assets:
Accumulation Units..........................................     167,244,401      149,787,852       48,056,767
Retained by AXA Equitable in Separate Account No. 49........          25,097            9,705           13,595
                                                                ------------     ------------      -----------
Total net assets............................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Investments in shares of The Trusts, at cost................    $266,856,760     $250,241,249      $75,944,653
The Trusts shares held
 Class A....................................................               5               --               --
 Class B....................................................      13,499,442       23,694,696       11,923,038



                                                                                EQ/Van Kampen
                                                               EQ/Van Kampen   Emerging Markets   EQ/Van Kampen
                                                                  Comstock          Equity        Mid Cap Growth
                                                              --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value...........   $185,053,421     $  696,090,827    $210,352,684
Receivable for The Trusts shares sold.......................         38,676                 --              --
Receivable for policy-related transactions..................             --            418,806         193,356
                                                               ------------     --------------    ------------
  Total assets..............................................    185,092,097        696,509,633     210,546,040
                                                               ------------     --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            391,806         193,356
Payable for policy-related transactions.....................         38,676                 --              --
                                                               ------------     --------------    ------------
  Total liabilities.........................................         38,676            391,806         193,356
                                                               ------------     --------------    ------------
Net Assets..................................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Net Assets:
Accumulation Units..........................................    185,023,568        696,117,827     210,338,843
Retained by AXA Equitable in Separate Account No. 49........         29,853                 --          13,841
                                                               ------------     --------------    ------------
Total net assets............................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Investments in shares of The Trusts, at cost................   $297,592,481     $1,445,771,000    $358,070,784
The Trusts shares held
 Class A....................................................             --                 --              --
 Class B....................................................     27,956,782         91,354,695      25,433,292

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen     Multimanager     Multimanager
                                                               Real Estate   Aggressive Equity     Core Bond
                                                             -------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $290,998,270      $ 67,742,645     $734,752,733
Receivable for The Trusts shares sold.......................        26,667            19,919               --
Receivable for policy-related transactions..................            --                --          243,736
                                                              ------------      ------------     ------------
  Total assets..............................................   291,024,937        67,762,564      734,996,469
                                                              ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --          243,736
Payable for policy-related transactions.....................        26,667            19,919               --
                                                              ------------      ------------     ------------
  Total liabilities.........................................        26,667            19,919          243,736
                                                              ------------      ------------     ------------
Net Assets..................................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Net Assets:
Accumulation Units..........................................   290,992,723        67,727,406      734,371,111
Retained by AXA Equitable in Separate Account No. 49........         5,547            15,239          381,622
                                                              ------------      ------------     ------------
Total net assets............................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Investments in shares of The Trusts, at cost................  $555,718,638      $111,928,061     $761,069,347
The Trusts shares held
 Class A....................................................            --                --               --
 Class B....................................................    60,462,406         4,046,753       74,393,029



                                                              Multimanager   Multimanager       Multimanager
                                                               Health Care    High Yield    International Equity
                                                             -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $241,339,483   $531,806,711       $356,075,829
Receivable for The Trusts shares sold.......................            --             --                 --
Receivable for policy-related transactions..................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
  Total assets..............................................   241,609,611    532,000,590        356,181,482
                                                              ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................       270,128        193,879            105,653
Payable for policy-related transactions.....................            --             --                 --
                                                              ------------   ------------       ------------
  Total liabilities.........................................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
Net Assets..................................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Net Assets:
Accumulation Units..........................................   241,324,268    531,727,181        355,984,590
Retained by AXA Equitable in Separate Account No. 49........        15,215         79,530             91,239
                                                              ------------   ------------       ------------
Total net assets............................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Investments in shares of The Trusts, at cost................  $323,340,590   $797,253,557       $614,105,897
The Trusts shares held
 Class A....................................................            --             --                 --
 Class B....................................................    30,460,526    149,861,366         42,997,798

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager
                                                                Large Cap       Multimanager       Multimanager
                                                               Core Equity    Large Cap Growth   Large Cap Value
                                                             --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 96,573,555      $166,671,952       $353,379,357
Receivable for The Trusts shares sold.......................            --                --                 --
Receivable for policy-related transactions..................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
  Total assets..............................................    96,658,432       166,735,313        353,504,726
                                                              ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        84,877            63,361            125,369
Payable for policy-related transactions.....................            --                --                 --
                                                              ------------      ------------       ------------
  Total liabilities.........................................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
Net Assets..................................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Net Assets:
Accumulation Units..........................................    96,550,822       166,651,091        353,373,197
Retained by AXA Equitable in Separate Account No. 49........        22,733            20,861              6,160
                                                              ------------      ------------       ------------
Total net assets............................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Investments in shares of The Trusts, at cost................  $148,654,175      $294,363,171       $562,995,951
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    13,824,518        31,565,389         48,970,223



                                                                                                Multimanager
                                                                Multimanager     Multimanager     Small Cap
                                                               Mid Cap Growth   Mid Cap Value      Growth
                                                              ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $216,711,039    $234,433,676    $135,537,202
Receivable for The Trusts shares sold.......................              --         242,895              --
Receivable for policy-related transactions..................         110,537              --         132,728
                                                                ------------    ------------    ------------
  Total assets..............................................     216,821,576     234,676,571     135,669,930
                                                                ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         108,809              --         132,728
Payable for policy-related transactions.....................              --         242,895              --
                                                                ------------    ------------    ------------
  Total liabilities.........................................         108,809         242,895         132,728
                                                                ------------    ------------    ------------
Net Assets..................................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Net Assets:
Accumulation Units..........................................     216,712,767     234,378,984     135,528,471
Retained by AXA Equitable in Separate Account No. 49........              --          54,692           8,731
                                                                ------------    ------------    ------------
Total net assets............................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Investments in shares of The Trusts, at cost................    $382,671,037    $392,663,208    $236,572,383
The Trusts shares held
 Class A....................................................              --              --              --
 Class B....................................................      43,370,442      41,404,944      26,368,162

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager    Multimanager   Target 2015
                                                              Small Cap Value    Technology     Allocation
                                                             ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $368,970,510    $192,768,758       $--
Receivable for The Trusts shares sold.......................          30,000              --        --
Receivable for policy-related transactions..................              --          45,792        --
                                                                ------------    ------------       ---
  Total assets..............................................     369,000,510     192,814,550        --
                                                                ------------    ------------       ---
Liabilities:
Payable for The Trusts shares purchased.....................              --          45,792        --
Payable for policy-related transactions.....................          30,000              --        --
                                                                ------------    ------------       ---
  Total liabilities.........................................          30,000          45,792        --
                                                                ------------    ------------       ---
Net Assets..................................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Net Assets:
Accumulation Units..........................................     368,922,661     192,697,108        --
Retained by AXA Equitable in Separate Account No. 49........          47,849          71,650        --
                                                                ------------    ------------       ---
Total net assets............................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Investments in shares of The Trusts, at cost................    $702,869,960    $311,640,255       $--
The Trusts shares held
 Class A....................................................               8              --        --
 Class B....................................................      53,236,974      28,066,508        --



                                                               Target 2025   Target 2035   Target 2045
                                                                Allocation    Allocation    Allocation
                                                              ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........       $--       $  730,151    $  698,248
Receivable for The Trusts shares sold.......................        --               --            --
Receivable for policy-related transactions..................        --               --            --
                                                                   ---       ----------    ----------
  Total assets..............................................        --          730,151       698,248
                                                                   ---       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................        --               --            --
Payable for policy-related transactions.....................        --               --            --
                                                                   ---       ----------    ----------
  Total liabilities.........................................        --               --            --
                                                                   ---       ----------    ----------
Net Assets..................................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Net Assets:
Accumulation Units..........................................        --               --            --
Retained by AXA Equitable in Separate Account No. 49........        --          730,151       698,248
                                                                   ---       ----------    ----------
Total net assets............................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Investments in shares of The Trusts, at cost................       $--       $1,094,503    $1,113,748
The Trusts shares held
 Class A....................................................        --           55,525        56,476
 Class B....................................................        --           55,190        56,140

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2008



                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
AXA Aggressive Allocation................     Class B 0.50%        $  8.62                    --
AXA Aggressive Allocation................     Class B 0.95%        $  8.44                   118
AXA Aggressive Allocation................     Class B 1.15%        $  8.35                   471
AXA Aggressive Allocation................     Class B 1.20%        $  8.33                 3,515
AXA Aggressive Allocation................     Class B 1.25%        $  9.22                23,024
AXA Aggressive Allocation................     Class B 1.30%        $  8.75                49,051
AXA Aggressive Allocation................     Class B 1.35%        $  8.27                 1,566
AXA Aggressive Allocation................     Class B 1.40%        $  8.25                 5,254
AXA Aggressive Allocation................     Class B 1.50%        $  9.10                22,425
AXA Aggressive Allocation................     Class B 1.55%        $  8.19                44,143
AXA Aggressive Allocation................     Class B 1.60%        $  8.17                 2,922
AXA Aggressive Allocation................     Class B 1.65%        $  9.02                88,738
AXA Aggressive Allocation................     Class B 1.70%        $  9.00                 8,484
AXA Aggressive Allocation................     Class B 1.80%        $  8.09                     4
AXA Aggressive Allocation................     Class B 1.90%        $  8.05                    49
AXA Conservative Allocation..............     Class B 0.50%        $ 10.43                    --
AXA Conservative Allocation..............     Class B 0.95%        $ 10.20                    --
AXA Conservative Allocation..............     Class B 1.15%        $ 10.10                   211
AXA Conservative Allocation..............     Class B 1.20%        $ 10.08                 4,014
AXA Conservative Allocation..............     Class B 1.25%        $ 10.54                11,977
AXA Conservative Allocation..............     Class B 1.30%        $ 10.51                16,158
AXA Conservative Allocation..............     Class B 1.35%        $ 10.00                 2,542
AXA Conservative Allocation..............     Class B 1.40%        $  9.98                 7,092
AXA Conservative Allocation..............     Class B 1.50%        $ 10.40                18,465
AXA Conservative Allocation..............     Class B 1.55%        $  9.90                18,171
AXA Conservative Allocation..............     Class B 1.60%        $  9.88                 3,454
AXA Conservative Allocation..............     Class B 1.65%        $ 10.32                42,602
AXA Conservative Allocation..............     Class B 1.70%        $ 10.29                 5,824
AXA Conservative Allocation..............     Class B 1.80%        $  9.78                    13
AXA Conservative Allocation..............     Class B 1.90%        $  9.73                     5
AXA Conservative-Plus Allocation.........     Class B 0.50%        $  9.80                    --
AXA Conservative-Plus Allocation.........     Class B 0.95%        $  9.58                    --
AXA Conservative-Plus Allocation.........     Class B 1.15%        $  9.49                   218
AXA Conservative-Plus Allocation.........     Class B 1.20%        $  9.47                 2,920
AXA Conservative-Plus Allocation.........     Class B 1.25%        $ 10.06                15,870
AXA Conservative-Plus Allocation.........     Class B 1.30%        $ 10.04                17,697
AXA Conservative-Plus Allocation.........     Class B 1.35%        $  9.40                 1,565
AXA Conservative-Plus Allocation.........     Class B 1.40%        $  9.37                 4,543
AXA Conservative-Plus Allocation.........     Class B 1.50%        $  9.93                20,789
AXA Conservative-Plus Allocation.........     Class B 1.55%        $  9.30                16,064
AXA Conservative-Plus Allocation.........     Class B 1.60%        $  9.28                 2,852
AXA Conservative-Plus Allocation.........     Class B 1.65%        $  9.85                39,676
AXA Conservative-Plus Allocation.........     Class B 1.70%        $  9.82                 4,505
AXA Conservative-Plus Allocation.........     Class B 1.80%        $  9.19                    --
AXA Conservative-Plus Allocation.........     Class B 1.90%        $  9.14                    15
AXA Moderate Allocation..................     Class B 0.50%        $ 47.34                    --
AXA Moderate Allocation..................     Class B 0.95%        $ 42.66                     3
AXA Moderate Allocation..................     Class B 1.15%        $ 40.73                   267
AXA Moderate Allocation..................     Class B 1.20%        $ 40.26                 4,257
AXA Moderate Allocation..................     Class B 1.25%        $  9.97                68,049
AXA Moderate Allocation..................     Class B 1.30%        $  9.89                84,689
AXA Moderate Allocation..................     Class B 1.35%        $ 38.88                 1,346
AXA Moderate Allocation..................     Class B 1.40%        $ 38.43                 6,917
AXA Moderate Allocation..................     Class B 1.50%        $  9.84                85,214
AXA Moderate Allocation..................     Class B 1.55%        $ 37.11                18,036
AXA Moderate Allocation..................     Class B 1.60%        $ 36.68                 2,966
AXA Moderate Allocation..................     Class B 1.65%        $  9.76               162,336
AXA Moderate Allocation..................     Class B 1.70%        $ 35.84                 4,019
AXA Moderate Allocation..................     Class B 1.80%        $ 35.01                    38
AXA Moderate Allocation..................     Class B 1.90%        $ 34.20                     3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    --
AXA Moderate-Plus Allocation...............................     Class B 0.95%       $   9.11                     7
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                 1,651
AXA Moderate-Plus Allocation...............................     Class B 1.20%       $   8.99                11,250
AXA Moderate-Plus Allocation...............................     Class B 1.25%       $   9.93                97,959
AXA Moderate-Plus Allocation...............................     Class B 1.30%       $   9.90               141,905
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                 5,241
AXA Moderate-Plus Allocation...............................     Class B 1.40%       $   8.91                18,061
AXA Moderate-Plus Allocation...............................     Class B 1.50%       $   9.80               103,155
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84               130,940
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                 8,765
AXA Moderate-Plus Allocation...............................     Class B 1.65%       $   9.72               307,331
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                27,177
AXA Moderate-Plus Allocation...............................     Class B 1.80%       $   8.73                    65
AXA Moderate-Plus Allocation...............................     Class B 1.90%       $   8.69                     4
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    --
EQ/AllianceBernstein Common Stock..........................     Class B 0.95%       $ 172.73                     1
EQ/AllianceBernstein Common Stock..........................     Class B 1.20%       $ 158.94                   330
EQ/AllianceBernstein Common Stock..........................     Class B 1.25%       $   7.87                 9,704
EQ/AllianceBernstein Common Stock..........................     Class B 1.30%       $   7.73                 3,919
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                   555
EQ/AllianceBernstein Common Stock..........................     Class B 1.40%       $ 148.68                   501
EQ/AllianceBernstein Common Stock..........................     Class B 1.50%       $   7.76                16,700
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                   423
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                   308
EQ/AllianceBernstein Common Stock..........................     Class B 1.65%       $   7.70                 7,635
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    63
EQ/AllianceBernstein Common Stock..........................     Class B 1.80%       $ 130.07                     2
EQ/AllianceBernstein Common Stock..........................     Class B 1.90%       $ 125.78                     1
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    --
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.95%       $  21.93                     2
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.20%       $  20.97                 2,492
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.25%       $  11.18                 2,898
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.30%       $  11.07                 2,411
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                   571
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.40%       $  20.23                 3,868
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.50%       $  11.03                 4,313
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                 2,058
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                 1,664
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.65%       $  10.94                 5,624
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   948
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.80%       $  18.82                     3
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.90%       $  18.48                     1
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    --
EQ/AllianceBernstein International.........................     Class B 0.95%       $  10.43                     5
EQ/AllianceBernstein International.........................     Class B 1.20%       $  10.08                 4,586
EQ/AllianceBernstein International.........................     Class B 1.25%       $   9.75                 8,362
EQ/AllianceBernstein International.........................     Class B 1.30%       $   9.68                 7,019
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                 1,498
EQ/AllianceBernstein International.........................     Class B 1.40%       $   9.80                 6,793
EQ/AllianceBernstein International.........................     Class B 1.50%       $   9.62                10,686
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                 6,749
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                 2,496
EQ/AllianceBernstein International.........................     Class B 1.65%       $   9.54                12,678
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                 1,924
EQ/AllianceBernstein International.........................     Class B 1.80%       $   9.27                    49
EQ/AllianceBernstein International.........................     Class B 1.90%       $   9.14                     7

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.50%        $ 12.62                   --
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.95%        $ 11.97                   13
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.20%        $ 11.62                2,429
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.25%        $  9.05                3,292
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.30%        $  8.99                2,070
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.35%        $ 11.42                2,048
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.40%        $ 11.35                3,557
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.50%        $  8.93                5,226
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.55%        $ 11.15                2,766
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.60%        $ 11.09                1,882
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.65%        $  8.85                4,155
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.70%        $ 10.96                  421
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.80%        $ 10.83                    7
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.90%        $ 10.70                    3
EQ/Ariel Appreciation II........................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II........................     Class B 0.95%        $  6.81                   --
EQ/Ariel Appreciation II........................     Class B 1.20%        $  6.76                  162
EQ/Ariel Appreciation II........................     Class B 1.25%        $  6.74                  719
EQ/Ariel Appreciation II........................     Class B 1.30%        $  6.73                1,030
EQ/Ariel Appreciation II........................     Class B 1.35%        $  6.81                   57
EQ/Ariel Appreciation II........................     Class B 1.40%        $  6.71                  191
EQ/Ariel Appreciation II........................     Class B 1.50%        $  6.69                  708
EQ/Ariel Appreciation II........................     Class B 1.55%        $  6.68                  709
EQ/Ariel Appreciation II........................     Class B 1.60%        $  6.67                   85
EQ/Ariel Appreciation II........................     Class B 1.65%        $  6.66                2,446
EQ/Ariel Appreciation II........................     Class B 1.70%        $  6.65                  339
EQ/Ariel Appreciation II........................     Class B 1.80%        $  6.62                   --
EQ/Ariel Appreciation II........................     Class B 1.90%        $  6.60                    1
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.20%        $ 10.28                  523
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.25%        $ 10.51                1,638
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.30%        $ 10.49                1,449
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.40%        $ 10.18                1,173
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.50%        $ 10.37                2,862
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.55%        $ 10.35                1,130
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.60%        $ 10.08                  374
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.65%        $ 10.29                4,525
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.70%        $ 10.26                  458
EQ/BlackRock Basic Value Equity.................     Class B 0.50%        $ 16.70                   --
EQ/BlackRock Basic Value Equity.................     Class B 0.95%        $ 15.84                   --
EQ/BlackRock Basic Value Equity.................     Class B 1.20%        $ 15.38                3,698
EQ/BlackRock Basic Value Equity.................     Class B 1.25%        $  9.07                6,950
EQ/BlackRock Basic Value Equity.................     Class B 1.30%        $  9.02                3,987
EQ/BlackRock Basic Value Equity.................     Class B 1.35%        $ 15.11                1,799
EQ/BlackRock Basic Value Equity.................     Class B 1.40%        $ 15.02                5,575
EQ/BlackRock Basic Value Equity.................     Class B 1.50%        $  8.95                9,830
EQ/BlackRock Basic Value Equity.................     Class B 1.55%        $ 14.75                3,421
EQ/BlackRock Basic Value Equity.................     Class B 1.60%        $ 14.66                2,175
EQ/BlackRock Basic Value Equity.................     Class B 1.65%        $  8.88                8,195
EQ/BlackRock Basic Value Equity.................     Class B 1.70%        $ 14.49                  834
EQ/BlackRock Basic Value Equity.................     Class B 1.80%        $ 14.32                   17
EQ/BlackRock Basic Value Equity.................     Class B 1.90%        $ 14.15                    4
EQ/BlackRock International Value................     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value................     Class B 0.95%        $ 14.67                   20
EQ/BlackRock International Value................     Class B 1.20%        $ 14.25                3,321
EQ/BlackRock International Value................     Class B 1.25%        $ 11.10                6,161
EQ/BlackRock International Value................     Class B 1.30%        $ 11.04                3,778

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/BlackRock International Value........     Class B 1.35%        $ 14.00                 4,114
EQ/BlackRock International Value........     Class B 1.40%        $ 13.91                 4,395
EQ/BlackRock International Value........     Class B 1.50%        $ 10.95                 8,981
EQ/BlackRock International Value........     Class B 1.55%        $ 13.67                 5,347
EQ/BlackRock International Value........     Class B 1.60%        $ 13.59                 2,472
EQ/BlackRock International Value........     Class B 1.65%        $ 10.87                 8,942
EQ/BlackRock International Value........     Class B 1.70%        $ 13.43                 1,000
EQ/BlackRock International Value........     Class B 1.80%        $ 13.27                    47
EQ/BlackRock International Value........     Class B 1.90%        $ 13.11                     7
EQ/Boston Advisors Equity Income........     Class B 0.50%        $  5.05                    --
EQ/Boston Advisors Equity Income........     Class B 0.95%        $  4.82                     1
EQ/Boston Advisors Equity Income........     Class B 1.20%        $  4.70                 1,732
EQ/Boston Advisors Equity Income........     Class B 1.25%        $  4.68                 5,451
EQ/Boston Advisors Equity Income........     Class B 1.30%        $  1.90                 8,373
EQ/Boston Advisors Equity Income........     Class B 1.35%        $  4.63                   413
EQ/Boston Advisors Equity Income........     Class B 1.40%        $  4.61                 2,442
EQ/Boston Advisors Equity Income........     Class B 1.50%        $  4.56                 8,902
EQ/Boston Advisors Equity Income........     Class B 1.55%        $  4.54                 3,897
EQ/Boston Advisors Equity Income........     Class B 1.60%        $  4.51                   613
EQ/Boston Advisors Equity Income........     Class B 1.65%        $  4.49                 6,763
EQ/Boston Advisors Equity Income........     Class B 1.70%        $  4.47                   730
EQ/Boston Advisors Equity Income........     Class B 1.80%        $  4.42                     3
EQ/Boston Advisors Equity Income........     Class B 1.90%        $  4.38                    24
EQ/Calvert Socially Responsible.........     Class B 0.50%        $  5.86                    --
EQ/Calvert Socially Responsible.........     Class B 0.95%        $  5.61                    --
EQ/Calvert Socially Responsible.........     Class B 1.20%        $  5.48                   470
EQ/Calvert Socially Responsible.........     Class B 1.25%        $  7.18                   812
EQ/Calvert Socially Responsible.........     Class B 1.30%        $  7.14                   594
EQ/Calvert Socially Responsible.........     Class B 1.35%        $  5.40                   132
EQ/Calvert Socially Responsible.........     Class B 1.40%        $  5.38                   681
EQ/Calvert Socially Responsible.........     Class B 1.50%        $  7.08                   862
EQ/Calvert Socially Responsible.........     Class B 1.55%        $  5.30                   636
EQ/Calvert Socially Responsible.........     Class B 1.60%        $  5.28                   206
EQ/Calvert Socially Responsible.........     Class B 1.65%        $  7.03                   994
EQ/Calvert Socially Responsible.........     Class B 1.70%        $  5.23                   286
EQ/Calvert Socially Responsible.........     Class B 1.80%        $  5.18                     1
EQ/Calvert Socially Responsible.........     Class B 1.90%        $  5.13                    --
EQ/Capital Guardian Growth..............     Class B 0.50%        $  8.87                    --
EQ/Capital Guardian Growth..............     Class B 0.95%        $  8.41                     3
EQ/Capital Guardian Growth..............     Class B 1.20%        $  8.16                 1,900
EQ/Capital Guardian Growth..............     Class B 1.25%        $  7.33                 3,851
EQ/Capital Guardian Growth..............     Class B 1.30%        $  7.28                 3,633
EQ/Capital Guardian Growth..............     Class B 1.35%        $  8.02                 4,337
EQ/Capital Guardian Growth..............     Class B 1.40%        $  7.97                 1,933
EQ/Capital Guardian Growth..............     Class B 1.50%        $  7.23                 2,693
EQ/Capital Guardian Growth..............     Class B 1.55%        $  7.83                 3,107
EQ/Capital Guardian Growth..............     Class B 1.60%        $  7.79                 1,689
EQ/Capital Guardian Growth..............     Class B 1.65%        $  7.17                10,512
EQ/Capital Guardian Growth..............     Class B 1.70%        $  7.70                 1,426
EQ/Capital Guardian Growth..............     Class B 1.80%        $  7.60                    10
EQ/Capital Guardian Growth..............     Class B 1.90%        $  7.51                     8
EQ/Capital Guardian Research............     Class B 0.50%        $  8.48                    --
EQ/Capital Guardian Research............     Class B 0.95%        $  8.12                    56
EQ/Capital Guardian Research............     Class B 1.20%        $  7.92                12,691
EQ/Capital Guardian Research............     Class B 1.25%        $  8.15                11,194
EQ/Capital Guardian Research............     Class B 1.30%        $  8.11                 2,728

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/Capital Guardian Research.............     Class B 1.35%        $  7.80                 8,941
EQ/Capital Guardian Research.............     Class B 1.40%        $  7.76                13,802
EQ/Capital Guardian Research.............     Class B 1.50%        $  8.04                 9,561
EQ/Capital Guardian Research.............     Class B 1.55%        $  7.65                 6,117
EQ/Capital Guardian Research.............     Class B 1.60%        $  7.61                13,273
EQ/Capital Guardian Research.............     Class B 1.65%        $  7.97                15,308
EQ/Capital Guardian Research.............     Class B 1.70%        $  7.54                 2,528
EQ/Capital Guardian Research.............     Class B 1.80%        $  7.47                    77
EQ/Capital Guardian Research.............     Class B 1.90%        $  7.39                    11
EQ/Caywood-Scholl High Yield Bond........     Class B 0.50%        $  9.25                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.95%        $  9.10                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.20%        $  9.01                   404
EQ/Caywood-Scholl High Yield Bond........     Class B 1.25%        $  9.00                 2,356
EQ/Caywood-Scholl High Yield Bond........     Class B 1.30%        $  2.71                 5,267
EQ/Caywood-Scholl High Yield Bond........     Class B 1.35%        $  8.96                    84
EQ/Caywood-Scholl High Yield Bond........     Class B 1.40%        $  8.95                   758
EQ/Caywood-Scholl High Yield Bond........     Class B 1.50%        $  8.91                 3,181
EQ/Caywood-Scholl High Yield Bond........     Class B 1.55%        $  8.90                 2,019
EQ/Caywood-Scholl High Yield Bond........     Class B 1.60%        $  8.88                   240
EQ/Caywood-Scholl High Yield Bond........     Class B 1.65%        $  8.86                 2,932
EQ/Caywood-Scholl High Yield Bond........     Class B 1.70%        $  8.85                 1,204
EQ/Caywood-Scholl High Yield Bond........     Class B 1.80%        $  8.81                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.90%        $  8.78                    --
EQ/Davis New York Venture................     Class B 0.50%        $  6.79                    --
EQ/Davis New York Venture................     Class B 0.95%        $  6.72                    --
EQ/Davis New York Venture................     Class B 1.20%        $  6.68                 1,290
EQ/Davis New York Venture................     Class B 1.25%        $  6.67                 2,935
EQ/Davis New York Venture................     Class B 1.30%        $  6.67                 7,157
EQ/Davis New York Venture................     Class B 1.35%        $  6.66                   374
EQ/Davis New York Venture................     Class B 1.40%        $  6.65                 1,678
EQ/Davis New York Venture................     Class B 1.50%        $  6.63                 3,524
EQ/Davis New York Venture................     Class B 1.55%        $  6.63                 5,304
EQ/Davis New York Venture................     Class B 1.60%        $  6.62                   780
EQ/Davis New York Venture................     Class B 1.65%        $  6.61                12,038
EQ/Davis New York Venture................     Class B 1.70%        $  6.60                 1,517
EQ/Davis New York Venture................     Class B 1.80%        $  6.59                    --
EQ/Davis New York Venture................     Class B 1.90%        $  6.57                    --
EQ/Equity 500 Index......................     Class B 0.50%        $ 21.79                    --
EQ/Equity 500 Index......................     Class B 0.95%        $ 20.37                     9
EQ/Equity 500 Index......................     Class B 1.20%        $ 19.62                 5,596
EQ/Equity 500 Index......................     Class B 1.25%        $  8.82                10,559
EQ/Equity 500 Index......................     Class B 1.30%        $  8.75                 4,505
EQ/Equity 500 Index......................     Class B 1.35%        $ 19.19                 3,764
EQ/Equity 500 Index......................     Class B 1.40%        $ 19.04                 7,882
EQ/Equity 500 Index......................     Class B 1.50%        $  8.70                15,202
EQ/Equity 500 Index......................     Class B 1.55%        $ 18.62                 4,288
EQ/Equity 500 Index......................     Class B 1.60%        $ 18.48                 5,011
EQ/Equity 500 Index......................     Class B 1.65%        $  8.63                13,591
EQ/Equity 500 Index......................     Class B 1.70%        $ 18.20                 1,308
EQ/Equity 500 Index......................     Class B 1.80%        $ 17.93                   114
EQ/Equity 500 Index......................     Class B 1.90%        $ 17.66                    12
EQ/Evergreen International Bond..........     Class B 0.50%        $ 11.58                    --
EQ/Evergreen International Bond..........     Class B 0.95%        $ 11.42                    --
EQ/Evergreen International Bond..........     Class B 1.20%        $ 11.32                 1,734
EQ/Evergreen International Bond..........     Class B 1.25%        $ 11.30                 3,500
EQ/Evergreen International Bond..........     Class B 1.30%        $ 11.29                 4,266

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                   499
EQ/Evergreen International Bond................     Class B 1.40%        $ 11.25                 3,380
EQ/Evergreen International Bond................     Class B 1.50%        $ 11.21                 7,003
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                 5,387
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                 1,062
EQ/Evergreen International Bond................     Class B 1.65%        $ 11.16                 8,932
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                 1,063
EQ/Evergreen International Bond................     Class B 1.80%        $ 11.10                    --
EQ/Evergreen International Bond................     Class B 1.90%        $ 11.06                     2
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    --
EQ/Evergreen Omega.............................     Class B 0.95%        $  7.29                    --
EQ/Evergreen Omega.............................     Class B 1.20%        $  7.10                 1,933
EQ/Evergreen Omega.............................     Class B 1.25%        $  9.54                 2,079
EQ/Evergreen Omega.............................     Class B 1.30%        $  9.49                   807
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                   309
EQ/Evergreen Omega.............................     Class B 1.40%        $  6.96                 2,596
EQ/Evergreen Omega.............................     Class B 1.50%        $  9.41                 2,152
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                 1,482
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                 1,192
EQ/Evergreen Omega.............................     Class B 1.65%        $  9.34                 2,848
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   353
EQ/Evergreen Omega.............................     Class B 1.80%        $  6.68                    --
EQ/Evergreen Omega.............................     Class B 1.90%        $  6.62                     2
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                    --
EQ/Franklin Income.............................     Class B 0.95%        $  7.13                    15
EQ/Franklin Income.............................     Class B 1.20%        $  7.09                 2,264
EQ/Franklin Income.............................     Class B 1.25%        $  7.08                 5,337
EQ/Franklin Income.............................     Class B 1.30%        $  7.07                 8,899
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                   474
EQ/Franklin Income.............................     Class B 1.40%        $  7.05                 3,118
EQ/Franklin Income.............................     Class B 1.50%        $  7.04                 6,862
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                 8,326
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                 1,489
EQ/Franklin Income.............................     Class B 1.65%        $  7.01                22,020
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                 1,649
EQ/Franklin Income.............................     Class B 1.80%        $  6.99                    10
EQ/Franklin Income.............................     Class B 1.90%        $  6.97                    --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                    --
EQ/Franklin Small Cap Value....................     Class B 0.95%        $  6.47                    --
EQ/Franklin Small Cap Value....................     Class B 1.20%        $  6.43                   431
EQ/Franklin Small Cap Value....................     Class B 1.25%        $  6.42                   759
EQ/Franklin Small Cap Value....................     Class B 1.30%        $  6.42                 2,521
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   170
EQ/Franklin Small Cap Value....................     Class B 1.40%        $  6.40                   643
EQ/Franklin Small Cap Value....................     Class B 1.50%        $  6.39                 1,089
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                 1,829
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   250
EQ/Franklin Small Cap Value....................     Class B 1.65%        $  6.36                 3,589
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                   377
EQ/Franklin Small Cap Value....................     Class B 1.80%        $  6.34                    --
EQ/Franklin Small Cap Value....................     Class B 1.90%        $  6.33                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.95%        $  5.96                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   481
EQ/Franklin Templeton Founding Strategy........     Class B 1.20%        $  5.94                   757
EQ/Franklin Templeton Founding Strategy........     Class B 1.25%        $  5.93                 3,488

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy........     Class B 1.30%        $  5.93                48,476
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                   619
EQ/Franklin Templeton Founding Strategy........     Class B 1.40%        $  5.92                 2,076
EQ/Franklin Templeton Founding Strategy........     Class B 1.50%        $  5.91                 4,748
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                27,745
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                 1,164
EQ/Franklin Templeton Founding Strategy........     Class B 1.65%        $  5.90                73,834
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                 5,195
EQ/Franklin Templeton Founding Strategy........     Class B 1.80%        $  5.88                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.90%        $  5.87                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.95%        $ 10.23                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.20%        $ 10.14                   307
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.25%        $ 10.12                 1,492
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.30%        $  9.92                 1,668
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                    66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.40%        $ 10.07                   810
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.50%        $ 10.03                 2,068
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                 1,577
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   171
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.65%        $  9.97                 2,617
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                   305
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.80%        $  9.92                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.90%        $  9.88                    --
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                    --
EQ/GAMCO Small Company Value...................     Class B 0.95%        $ 22.03                    --
EQ/GAMCO Small Company Value...................     Class B 1.20%        $ 20.92                   932
EQ/GAMCO Small Company Value...................     Class B 1.25%        $ 20.70                 2,324
EQ/GAMCO Small Company Value...................     Class B 1.30%        $ 31.77                 1,862
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                   295
EQ/GAMCO Small Company Value...................     Class B 1.40%        $ 20.07                 1,365
EQ/GAMCO Small Company Value...................     Class B 1.50%        $ 19.66                 3,794
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                 3,270
EQ/GAMCO Small Company Value...................     Class B 1.60%        $ 19.26                   302
EQ/GAMCO Small Company Value...................     Class B 1.65%        $ 19.06                 4,032
EQ/GAMCO Small Company Value...................     Class B 1.70%        $ 18.86                   610
EQ/GAMCO Small Company Value...................     Class B 1.80%        $ 18.47                     1
EQ/GAMCO Small Company Value...................     Class B 1.90%        $ 18.09                     7
EQ/International Core PLUS.....................     Class B 0.50%        $  9.76                    --
EQ/International Core PLUS.....................     Class B 0.95%        $  9.34                    39
EQ/International Core PLUS.....................     Class B 1.20%        $  9.11                 5,199
EQ/International Core PLUS.....................     Class B 1.25%        $ 10.59                 7,012
EQ/International Core PLUS.....................     Class B 1.30%        $ 10.54                 3,339
EQ/International Core PLUS.....................     Class B 1.35%        $  8.98                 1,946
EQ/International Core PLUS.....................     Class B 1.40%        $  8.94                 6,917
EQ/International Core PLUS.....................     Class B 1.50%        $ 10.45                 7,172
EQ/International Core PLUS.....................     Class B 1.55%        $  8.81                 4,686
EQ/International Core PLUS.....................     Class B 1.60%        $  8.76                 5,817
EQ/International Core PLUS.....................     Class B 1.65%        $ 10.36                12,557
EQ/International Core PLUS.....................     Class B 1.70%        $  8.68                 2,341
EQ/International Core PLUS.....................     Class B 1.80%        $  8.59                    20
EQ/International Core PLUS.....................     Class B 1.90%        $  8.51                     5
EQ/International Growth........................     Class B 0.50%        $  9.93                    --
EQ/International Growth........................     Class B 0.95%        $  9.77                    --
EQ/International Growth........................     Class B 1.20%        $  9.68                   688
EQ/International Growth........................     Class B 1.25%        $  9.66                 1,783

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/International Growth................     Class B 1.30%        $  4.28                 5,559
EQ/International Growth................     Class B 1.35%        $  9.63                   191
EQ/International Growth................     Class B 1.40%        $  9.61                 1,045
EQ/International Growth................     Class B 1.50%        $  9.57                 2,667
EQ/International Growth................     Class B 1.55%        $  9.55                 2,704
EQ/International Growth................     Class B 1.60%        $  9.54                   378
EQ/International Growth................     Class B 1.65%        $  9.52                 4,806
EQ/International Growth................     Class B 1.70%        $  9.50                   796
EQ/International Growth................     Class B 1.80%        $  9.47                    14
EQ/International Growth................     Class B 1.90%        $  9.43                    --
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    --
EQ/JPMorgan Core Bond..................     Class B 0.95%        $ 13.69                    18
EQ/JPMorgan Core Bond..................     Class B 1.20%        $ 13.31                 7,625
EQ/JPMorgan Core Bond..................     Class B 1.25%        $  9.97                10,724
EQ/JPMorgan Core Bond..................     Class B 1.30%        $  9.91                 3,840
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                 4,114
EQ/JPMorgan Core Bond..................     Class B 1.40%        $ 13.02                11,027
EQ/JPMorgan Core Bond..................     Class B 1.50%        $  9.83                13,785
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                 6,813
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                 7,829
EQ/JPMorgan Core Bond..................     Class B 1.65%        $  9.76                13,286
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                 1,216
EQ/JPMorgan Core Bond..................     Class B 1.80%        $ 12.45                   113
EQ/JPMorgan Core Bond..................     Class B 1.90%        $ 12.31                    23
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                    --
EQ/JPMorgan Value Opportunities........     Class B 0.95%        $  9.75                     4
EQ/JPMorgan Value Opportunities........     Class B 1.20%        $  9.47                 2,221
EQ/JPMorgan Value Opportunities........     Class B 1.25%        $  8.51                 1,391
EQ/JPMorgan Value Opportunities........     Class B 1.30%        $  8.46                   893
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                 6,572
EQ/JPMorgan Value Opportunities........     Class B 1.40%        $  9.25                 2,899
EQ/JPMorgan Value Opportunities........     Class B 1.50%        $  8.40                 1,477
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                 2,921
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                 2,578
EQ/JPMorgan Value Opportunities........     Class B 1.65%        $  8.33                 2,028
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   280
EQ/JPMorgan Value Opportunities........     Class B 1.80%        $  8.82                    43
EQ/JPMorgan Value Opportunities........     Class B 1.90%        $  8.72                    15
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    --
EQ/Large Cap Core PLUS.................     Class B 0.95%        $  6.97                     3
EQ/Large Cap Core PLUS.................     Class B 1.20%        $  6.80                 2,449
EQ/Large Cap Core PLUS.................     Class B 1.25%        $  8.71                   913
EQ/Large Cap Core PLUS.................     Class B 1.30%        $  8.67                   365
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                 1,960
EQ/Large Cap Core PLUS.................     Class B 1.40%        $  6.66                 2,917
EQ/Large Cap Core PLUS.................     Class B 1.50%        $  8.60                 1,160
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                 2,845
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                 4,012
EQ/Large Cap Core PLUS.................     Class B 1.65%        $  8.53                 1,341
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   389
EQ/Large Cap Core PLUS.................     Class B 1.80%        $  6.39                    35
EQ/Large Cap Core PLUS.................     Class B 1.90%        $  6.33                     2
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    --
EQ/Large Cap Growth Index..............     Class B 0.95%        $  5.14                    32
EQ/Large Cap Growth Index..............     Class B 1.20%        $  5.02                 3,977
EQ/Large Cap Growth Index..............     Class B 1.25%        $  8.75                 2,387

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
EQ/Large Cap Growth Index........     Class B 1.30%        $  8.71                 1,472
EQ/Large Cap Growth Index........     Class B 1.35%        $  4.94                 4,108
EQ/Large Cap Growth Index........     Class B 1.40%        $  4.92                 6,340
EQ/Large Cap Growth Index........     Class B 1.50%        $  8.63                 3,017
EQ/Large Cap Growth Index........     Class B 1.55%        $  4.85                 7,722
EQ/Large Cap Growth Index........     Class B 1.60%        $  4.82                 7,705
EQ/Large Cap Growth Index........     Class B 1.65%        $  8.57                 4,045
EQ/Large Cap Growth Index........     Class B 1.70%        $  4.78                 1,004
EQ/Large Cap Growth Index........     Class B 1.80%        $  4.73                    56
EQ/Large Cap Growth Index........     Class B 1.90%        $  4.68                    57
EQ/Large Cap Growth PLUS.........     Class B 0.50%        $ 11.59                    --
EQ/Large Cap Growth PLUS.........     Class B 0.95%        $ 10.99                    18
EQ/Large Cap Growth PLUS.........     Class B 1.20%        $ 10.67                 1,206
EQ/Large Cap Growth PLUS.........     Class B 1.25%        $  9.10                 1,751
EQ/Large Cap Growth PLUS.........     Class B 1.30%        $  9.04                 1,333
EQ/Large Cap Growth PLUS.........     Class B 1.35%        $ 10.49                 3,436
EQ/Large Cap Growth PLUS.........     Class B 1.40%        $ 10.42                 1,733
EQ/Large Cap Growth PLUS.........     Class B 1.50%        $  8.97                 2,695
EQ/Large Cap Growth PLUS.........     Class B 1.55%        $ 10.24                 2,719
EQ/Large Cap Growth PLUS.........     Class B 1.60%        $ 10.18                 2,095
EQ/Large Cap Growth PLUS.........     Class B 1.65%        $  8.90                 2,429
EQ/Large Cap Growth PLUS.........     Class B 1.70%        $ 10.06                   298
EQ/Large Cap Growth PLUS.........     Class B 1.80%        $  9.94                     5
EQ/Large Cap Growth PLUS.........     Class B 1.90%        $  9.82                     1
EQ/Large Cap Value Index.........     Class B 0.50%        $  4.57                    --
EQ/Large Cap Value Index.........     Class B 0.95%        $  4.50                    --
EQ/Large Cap Value Index.........     Class B 1.20%        $  4.47                   320
EQ/Large Cap Value Index.........     Class B 1.25%        $  4.46                 1,968
EQ/Large Cap Value Index.........     Class B 1.30%        $  4.45                 1,673
EQ/Large Cap Value Index.........     Class B 1.35%        $  4.51                   147
EQ/Large Cap Value Index.........     Class B 1.40%        $  4.44                   495
EQ/Large Cap Value Index.........     Class B 1.50%        $  4.42                 2,813
EQ/Large Cap Value Index.........     Class B 1.55%        $  4.42                 1,742
EQ/Large Cap Value Index.........     Class B 1.60%        $  4.41                   306
EQ/Large Cap Value Index.........     Class B 1.65%        $  4.40                 6,687
EQ/Large Cap Value Index.........     Class B 1.70%        $  4.39                   847
EQ/Large Cap Value Index.........     Class B 1.80%        $  4.38                    --
EQ/Large Cap Value Index.........     Class B 1.90%        $  4.36                    --
EQ/Large Cap Value PLUS..........     Class B 0.50%        $ 10.38                    --
EQ/Large Cap Value PLUS..........     Class B 0.95%        $  9.88                    33
EQ/Large Cap Value PLUS..........     Class B 1.20%        $  9.61                14,916
EQ/Large Cap Value PLUS..........     Class B 1.25%        $  8.07                17,011
EQ/Large Cap Value PLUS..........     Class B 1.30%        $  8.03                 5,760
EQ/Large Cap Value PLUS..........     Class B 1.35%        $  9.45                 4,274
EQ/Large Cap Value PLUS..........     Class B 1.40%        $  9.39                22,041
EQ/Large Cap Value PLUS..........     Class B 1.50%        $  7.96                25,055
EQ/Large Cap Value PLUS..........     Class B 1.55%        $  9.24                 8,454
EQ/Large Cap Value PLUS..........     Class B 1.60%        $  9.19                10,639
EQ/Large Cap Value PLUS..........     Class B 1.65%        $  7.90                17,618
EQ/Large Cap Value PLUS..........     Class B 1.70%        $  9.09                 2,668
EQ/Large Cap Value PLUS..........     Class B 1.80%        $  8.98                   127
EQ/Large Cap Value PLUS..........     Class B 1.90%        $  8.88                    36
EQ/Long Term Bond................     Class B 0.50%        $ 11.37                    --
EQ/Long Term Bond................     Class B 0.95%        $ 11.19                    --
EQ/Long Term Bond................     Class B 1.20%        $ 11.08                   900
EQ/Long Term Bond................     Class B 1.25%        $ 11.06                 2,362

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Long Term Bond.......................     Class B 1.30%        $  8.43                 2,692
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                   203
EQ/Long Term Bond.......................     Class B 1.40%        $ 11.00                   652
EQ/Long Term Bond.......................     Class B 1.50%        $ 10.96                 2,588
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                 1,241
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   276
EQ/Long Term Bond.......................     Class B 1.65%        $ 10.90                 1,905
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                   237
EQ/Long Term Bond.......................     Class B 1.80%        $ 10.84                    --
EQ/Long Term Bond.......................     Class B 1.90%        $ 10.80                    --
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                    --
EQ/Lord Abbett Growth and Income........     Class B 0.95%        $  7.94                    --
EQ/Lord Abbett Growth and Income........     Class B 1.20%        $  7.87                   322
EQ/Lord Abbett Growth and Income........     Class B 1.25%        $  7.86                 1,713
EQ/Lord Abbett Growth and Income........     Class B 1.30%        $  7.87                 1,289
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   211
EQ/Lord Abbett Growth and Income........     Class B 1.40%        $  7.81                   531
EQ/Lord Abbett Growth and Income........     Class B 1.50%        $  7.78                 2,006
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                 1,303
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   323
EQ/Lord Abbett Growth and Income........     Class B 1.65%        $  7.74                 3,958
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   351
EQ/Lord Abbett Growth and Income........     Class B 1.80%        $  7.70                    --
EQ/Lord Abbett Growth and Income........     Class B 1.90%        $  7.67                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.95%        $  8.86                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.20%        $  8.78                   357
EQ/Lord Abbett Large Cap Core...........     Class B 1.25%        $  8.76                 1,147
EQ/Lord Abbett Large Cap Core...........     Class B 1.30%        $  8.81                 1,142
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   202
EQ/Lord Abbett Large Cap Core...........     Class B 1.40%        $  8.71                   781
EQ/Lord Abbett Large Cap Core...........     Class B 1.50%        $  8.68                 1,630
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                 1,080
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   207
EQ/Lord Abbett Large Cap Core...........     Class B 1.65%        $  8.63                 2,823
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   425
EQ/Lord Abbett Large Cap Core...........     Class B 1.80%        $  8.58                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.90%        $  8.55                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.95%        $  7.50                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.20%        $  7.43                   649
EQ/Lord Abbett Mid Cap Value............     Class B 1.25%        $  7.41                 3,815
EQ/Lord Abbett Mid Cap Value............     Class B 1.30%        $  7.47                 3,432
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                   197
EQ/Lord Abbett Mid Cap Value............     Class B 1.40%        $  7.37                 1,060
EQ/Lord Abbett Mid Cap Value............     Class B 1.50%        $  7.35                 4,221
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                 2,698
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                   354
EQ/Lord Abbett Mid Cap Value............     Class B 1.65%        $  7.30                 8,482
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   922
EQ/Lord Abbett Mid Cap Value............     Class B 1.80%        $  7.26                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.90%        $  7.24                    --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                    --
EQ/Marsico Focus........................     Class B 0.95%        $ 11.22                     6
EQ/Marsico Focus........................     Class B 1.20%        $ 11.01                 9,776
EQ/Marsico Focus........................     Class B 1.25%        $  9.05                16,060

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                 Contract charges     Unit Value     Units Outstanding (000s)
                                ------------------   ------------   -------------------------
EQ/Marsico Focus.............     Class B 1.30%        $  9.02                10,424
EQ/Marsico Focus.............     Class B 1.35%        $ 10.89                 1,313
EQ/Marsico Focus.............     Class B 1.40%        $ 10.85                14,437
EQ/Marsico Focus.............     Class B 1.50%        $  8.93                21,105
EQ/Marsico Focus.............     Class B 1.55%        $ 10.73                 9,050
EQ/Marsico Focus.............     Class B 1.60%        $ 10.69                 5,954
EQ/Marsico Focus.............     Class B 1.65%        $  8.86                27,244
EQ/Marsico Focus.............     Class B 1.70%        $ 10.61                 3,228
EQ/Marsico Focus.............     Class B 1.80%        $ 10.53                    49
EQ/Marsico Focus.............     Class B 1.90%        $ 10.45                     5
EQ/Mid Cap Index.............     Class B 0.50%        $  7.36                    --
EQ/Mid Cap Index.............     Class B 0.95%        $  7.09                    25
EQ/Mid Cap Index.............     Class B 1.20%        $  6.94                 8,228
EQ/Mid Cap Index.............     Class B 1.25%        $  8.03                 8,169
EQ/Mid Cap Index.............     Class B 1.30%        $  8.00                 3,947
EQ/Mid Cap Index.............     Class B 1.35%        $  6.86                 1,046
EQ/Mid Cap Index.............     Class B 1.40%        $  6.83                10,755
EQ/Mid Cap Index.............     Class B 1.50%        $  7.93                11,084
EQ/Mid Cap Index.............     Class B 1.55%        $  6.74                 7,091
EQ/Mid Cap Index.............     Class B 1.60%        $  6.71                 5,117
EQ/Mid Cap Index.............     Class B 1.65%        $  7.86                10,589
EQ/Mid Cap Index.............     Class B 1.70%        $  6.66                 1,863
EQ/Mid Cap Index.............     Class B 1.80%        $  6.60                    28
EQ/Mid Cap Index.............     Class B 1.90%        $  6.54                     4
EQ/Mid Cap Value PLUS........     Class B 0.50%        $ 11.23                    --
EQ/Mid Cap Value PLUS........     Class B 0.95%        $ 10.65                    12
EQ/Mid Cap Value PLUS........     Class B 1.20%        $ 10.34                 5,211
EQ/Mid Cap Value PLUS........     Class B 1.25%        $  9.11                 5,616
EQ/Mid Cap Value PLUS........     Class B 1.30%        $  9.06                 1,612
EQ/Mid Cap Value PLUS........     Class B 1.35%        $ 10.16                   780
EQ/Mid Cap Value PLUS........     Class B 1.40%        $ 10.10                 7,400
EQ/Mid Cap Value PLUS........     Class B 1.50%        $  8.99                 8,252
EQ/Mid Cap Value PLUS........     Class B 1.55%        $  9.92                 3,049
EQ/Mid Cap Value PLUS........     Class B 1.60%        $  9.86                 3,335
EQ/Mid Cap Value PLUS........     Class B 1.65%        $  8.92                 5,726
EQ/Mid Cap Value PLUS........     Class B 1.70%        $  9.74                   902
EQ/Mid Cap Value PLUS........     Class B 1.80%        $  9.63                    32
EQ/Mid Cap Value PLUS........     Class B 1.90%        $  9.52                    13
EQ/Money Market..............     Class B 0.00%        $ 44.43                    14
EQ/Money Market..............     Class B 0.50%        $ 38.72                    --
EQ/Money Market..............     Class B 0.95%        $ 34.19                     5
EQ/Money Market..............     Class B 1.15%        $ 11.33                   195
EQ/Money Market..............     Class B 1.15%        $ 32.35                    24
EQ/Money Market..............     Class B 1.20%        $ 31.90                 2,708
EQ/Money Market..............     Class B 1.25%        $ 10.82                 9,274
EQ/Money Market..............     Class B 1.30%        $ 10.67                 6,707
EQ/Money Market..............     Class B 1.35%        $ 30.60                 2,696
EQ/Money Market..............     Class B 1.40%        $ 30.17                 4,787
EQ/Money Market..............     Class B 1.50%        $ 10.68                20,804
EQ/Money Market..............     Class B 1.55%        $ 28.93                 5,634
EQ/Money Market..............     Class B 1.55%        $ 32.29                 4,286
EQ/Money Market..............     Class B 1.60%        $ 28.54                 4,635
EQ/Money Market..............     Class B 1.65%        $ 10.59                26,885
EQ/Money Market..............     Class B 1.70%        $ 27.75                 1,943
EQ/Money Market..............     Class B 1.70%        $ 32.26                   307
EQ/Money Market..............     Class B 1.80%        $ 26.99                     7
EQ/Money Market..............     Class B 1.90%        $ 26.24                    13

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%         $ 4.22                    --
EQ/Montag & Caldwell Growth...................     Class B 0.95%         $ 4.03                     8
EQ/Montag & Caldwell Growth...................     Class B 1.20%         $ 3.93                 1,807
EQ/Montag & Caldwell Growth...................     Class B 1.25%         $ 3.91                 3,564
EQ/Montag & Caldwell Growth...................     Class B 1.30%         $ 1.56                 9,857
EQ/Montag & Caldwell Growth...................     Class B 1.35%         $ 3.87                   617
EQ/Montag & Caldwell Growth...................     Class B 1.40%         $ 3.85                 4,010
EQ/Montag & Caldwell Growth...................     Class B 1.50%         $ 3.81                 6,462
EQ/Montag & Caldwell Growth...................     Class B 1.55%         $ 3.79                 5,847
EQ/Montag & Caldwell Growth...................     Class B 1.60%         $ 3.77                 1,065
EQ/Montag & Caldwell Growth...................     Class B 1.65%         $ 3.76                 8,750
EQ/Montag & Caldwell Growth...................     Class B 1.70%         $ 3.74                 1,560
EQ/Montag & Caldwell Growth...................     Class B 1.80%         $ 3.70                    14
EQ/Montag & Caldwell Growth...................     Class B 1.90%         $ 3.66                    --
EQ/Mutual Shares..............................     Class B 0.50%         $ 6.69                    --
EQ/Mutual Shares..............................     Class B 0.95%         $ 6.62                     4
EQ/Mutual Shares..............................     Class B 1.20%         $ 6.58                   922
EQ/Mutual Shares..............................     Class B 1.25%         $ 6.57                 2,806
EQ/Mutual Shares..............................     Class B 1.30%         $ 6.57                 5,798
EQ/Mutual Shares..............................     Class B 1.35%         $ 6.56                   193
EQ/Mutual Shares..............................     Class B 1.40%         $ 6.55                 1,147
EQ/Mutual Shares..............................     Class B 1.50%         $ 6.53                 2,595
EQ/Mutual Shares..............................     Class B 1.55%         $ 6.53                 3,890
EQ/Mutual Shares..............................     Class B 1.60%         $ 6.52                   499
EQ/Mutual Shares..............................     Class B 1.65%         $ 6.51                11,898
EQ/Mutual Shares..............................     Class B 1.70%         $ 6.50                 1,644
EQ/Mutual Shares..............................     Class B 1.80%         $ 6.49                     2
EQ/Mutual Shares..............................     Class B 1.90%         $ 6.47                    --
EQ/Oppenheimer Global.........................     Class B 0.50%         $ 6.90                    --
EQ/Oppenheimer Global.........................     Class B 0.95%         $ 6.83                    --
EQ/Oppenheimer Global.........................     Class B 1.20%         $ 6.79                   328
EQ/Oppenheimer Global.........................     Class B 1.25%         $ 6.78                 1,127
EQ/Oppenheimer Global.........................     Class B 1.30%         $ 6.77                 2,631
EQ/Oppenheimer Global.........................     Class B 1.35%         $ 6.76                   102
EQ/Oppenheimer Global.........................     Class B 1.40%         $ 6.75                   602
EQ/Oppenheimer Global.........................     Class B 1.50%         $ 6.74                 1,080
EQ/Oppenheimer Global.........................     Class B 1.55%         $ 6.73                 2,347
EQ/Oppenheimer Global.........................     Class B 1.60%         $ 6.72                   230
EQ/Oppenheimer Global.........................     Class B 1.65%         $ 6.71                 4,013
EQ/Oppenheimer Global.........................     Class B 1.70%         $ 6.71                   786
EQ/Oppenheimer Global.........................     Class B 1.80%         $ 6.69                    --
EQ/Oppenheimer Global.........................     Class B 1.90%         $ 6.68                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%         $ 6.87                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.95%         $ 6.79                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.20%         $ 6.75                   171
EQ/Oppenheimer Main Street Opportunity........     Class B 1.25%         $ 6.75                   358
EQ/Oppenheimer Main Street Opportunity........     Class B 1.30%         $ 6.74                   683
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%         $ 6.73                    43
EQ/Oppenheimer Main Street Opportunity........     Class B 1.40%         $ 6.72                   141
EQ/Oppenheimer Main Street Opportunity........     Class B 1.50%         $ 6.71                   516
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%         $ 6.70                   968
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%         $ 6.69                    63
EQ/Oppenheimer Main Street Opportunity........     Class B 1.65%         $ 6.68                   969
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%         $ 6.68                   130
EQ/Oppenheimer Main Street Opportunity........     Class B 1.80%         $ 6.66                     6
EQ/Oppenheimer Main Street Opportunity........     Class B 1.90%         $ 6.64                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Small Cap........     Class B 0.50%        $  6.68                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 0.95%        $  6.61                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 1.20%        $  6.57                   179
EQ/Oppenheimer Main Street Small Cap........     Class B 1.25%        $  6.57                   575
EQ/Oppenheimer Main Street Small Cap........     Class B 1.30%        $  6.56                 1,533
EQ/Oppenheimer Main Street Small Cap........     Class B 1.35%        $  6.55                    42
EQ/Oppenheimer Main Street Small Cap........     Class B 1.40%        $  6.54                   332
EQ/Oppenheimer Main Street Small Cap........     Class B 1.50%        $  6.53                   717
EQ/Oppenheimer Main Street Small Cap........     Class B 1.55%        $  6.52                 1,367
EQ/Oppenheimer Main Street Small Cap........     Class B 1.60%        $  6.51                   148
EQ/Oppenheimer Main Street Small Cap........     Class B 1.65%        $  6.50                 2,314
EQ/Oppenheimer Main Street Small Cap........     Class B 1.70%        $  6.50                   340
EQ/Oppenheimer Main Street Small Cap........     Class B 1.80%        $  6.48                     3
EQ/Oppenheimer Main Street Small Cap........     Class B 1.90%        $  6.47                    --
EQ/PIMCO Real Return........................     Class B 0.50%        $ 10.57                    --
EQ/PIMCO Real Return........................     Class B 0.95%        $ 10.39                    --
EQ/PIMCO Real Return........................     Class B 1.20%        $ 10.30                 3,734
EQ/PIMCO Real Return........................     Class B 1.25%        $ 10.28                10,323
EQ/PIMCO Real Return........................     Class B 1.30%        $  8.95                 9,821
EQ/PIMCO Real Return........................     Class B 1.35%        $ 10.24                 1,173
EQ/PIMCO Real Return........................     Class B 1.40%        $ 10.22                 7,245
EQ/PIMCO Real Return........................     Class B 1.50%        $ 10.18                16,250
EQ/PIMCO Real Return........................     Class B 1.55%        $ 10.17                11,794
EQ/PIMCO Real Return........................     Class B 1.60%        $ 10.15                 2,800
EQ/PIMCO Real Return........................     Class B 1.65%        $ 10.13                25,636
EQ/PIMCO Real Return........................     Class B 1.70%        $ 10.11                 2,525
EQ/PIMCO Real Return........................     Class B 1.80%        $ 10.07                    20
EQ/PIMCO Real Return........................     Class B 1.90%        $ 10.03                     2
EQ/Quality Bond PLUS........................     Class B 0.50%        $ 17.75                    --
EQ/Quality Bond PLUS........................     Class B 0.95%        $ 16.57                     2
EQ/Quality Bond PLUS........................     Class B 1.20%        $ 15.94                 2,700
EQ/Quality Bond PLUS........................     Class B 1.25%        $ 10.29                 3,340
EQ/Quality Bond PLUS........................     Class B 1.30%        $ 10.21                 1,880
EQ/Quality Bond PLUS........................     Class B 1.35%        $ 15.57                   324
EQ/Quality Bond PLUS........................     Class B 1.40%        $ 15.45                 4,304
EQ/Quality Bond PLUS........................     Class B 1.50%        $ 10.15                 5,828
EQ/Quality Bond PLUS........................     Class B 1.55%        $ 15.10                 1,534
EQ/Quality Bond PLUS........................     Class B 1.60%        $ 14.98                 1,459
EQ/Quality Bond PLUS........................     Class B 1.65%        $ 10.07                 4,558
EQ/Quality Bond PLUS........................     Class B 1.70%        $ 14.75                   502
EQ/Quality Bond PLUS........................     Class B 1.80%        $ 14.53                     4
EQ/Quality Bond PLUS........................     Class B 1.90%        $ 14.30                    31
EQ/Short Duration Bond......................     Class B 0.50%        $ 10.61                    --
EQ/Short Duration Bond......................     Class B 0.95%        $ 10.43                    --
EQ/Short Duration Bond......................     Class B 1.20%        $ 10.34                   478
EQ/Short Duration Bond......................     Class B 1.25%        $ 10.32                 1,426
EQ/Short Duration Bond......................     Class B 1.30%        $  9.93                 1,229
EQ/Short Duration Bond......................     Class B 1.35%        $ 10.28                   304
EQ/Short Duration Bond......................     Class B 1.40%        $ 10.26                 1,221
EQ/Short Duration Bond......................     Class B 1.50%        $ 10.22                 1,587
EQ/Short Duration Bond......................     Class B 1.55%        $ 10.20                 1,549
EQ/Short Duration Bond......................     Class B 1.60%        $ 10.18                   628
EQ/Short Duration Bond......................     Class B 1.65%        $ 10.16                 5,000
EQ/Short Duration Bond......................     Class B 1.70%        $ 10.15                   475
EQ/Short Duration Bond......................     Class B 1.80%        $ 10.11                     5
EQ/Short Duration Bond......................     Class B 1.90%        $ 10.07                     3

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Small Company Index...............     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index...............     Class B 0.95%        $ 11.28                   11
EQ/Small Company Index...............     Class B 1.20%        $ 10.97                2,545
EQ/Small Company Index...............     Class B 1.25%        $  9.41                3,503
EQ/Small Company Index...............     Class B 1.30%        $  9.35                2,215
EQ/Small Company Index...............     Class B 1.35%        $ 10.79                  995
EQ/Small Company Index...............     Class B 1.40%        $ 10.73                4,046
EQ/Small Company Index...............     Class B 1.50%        $  9.28                5,157
EQ/Small Company Index...............     Class B 1.55%        $ 10.55                2,777
EQ/Small Company Index...............     Class B 1.60%        $ 10.49                1,675
EQ/Small Company Index...............     Class B 1.65%        $  9.21                4,820
EQ/Small Company Index...............     Class B 1.70%        $ 10.37                  720
EQ/Small Company Index...............     Class B 1.80%        $ 10.26                    9
EQ/Small Company Index...............     Class B 1.90%        $ 10.14                    4
EQ/T. Rowe Price Growth Stock........     Class B 0.50%        $ 11.86                   --
EQ/T. Rowe Price Growth Stock........     Class B 0.95%        $ 10.81                    4
EQ/T. Rowe Price Growth Stock........     Class B 1.20%        $ 10.27                1,438
EQ/T. Rowe Price Growth Stock........     Class B 1.25%        $ 10.16                1,665
EQ/T. Rowe Price Growth Stock........     Class B 1.30%        $  3.85                2,900
EQ/T. Rowe Price Growth Stock........     Class B 1.35%        $  9.96                  369
EQ/T. Rowe Price Growth Stock........     Class B 1.40%        $  9.85                2,057
EQ/T. Rowe Price Growth Stock........     Class B 1.50%        $  9.65                2,729
EQ/T. Rowe Price Growth Stock........     Class B 1.55%        $  9.55                2,310
EQ/T. Rowe Price Growth Stock........     Class B 1.60%        $  9.45                1,328
EQ/T. Rowe Price Growth Stock........     Class B 1.65%        $  9.36                3,779
EQ/T. Rowe Price Growth Stock........     Class B 1.70%        $  9.26                  421
EQ/T. Rowe Price Growth Stock........     Class B 1.80%        $  9.07                   12
EQ/T. Rowe Price Growth Stock........     Class B 1.90%        $  8.88                   12
EQ/Templeton Growth..................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..................     Class B 0.95%        $  6.38                    1
EQ/Templeton Growth..................     Class B 1.20%        $  6.35                  561
EQ/Templeton Growth..................     Class B 1.25%        $  6.34                1,872
EQ/Templeton Growth..................     Class B 1.30%        $  6.33                4,870
EQ/Templeton Growth..................     Class B 1.35%        $  6.32                  189
EQ/Templeton Growth..................     Class B 1.40%        $  6.32                  766
EQ/Templeton Growth..................     Class B 1.50%        $  6.30                1,904
EQ/Templeton Growth..................     Class B 1.55%        $  6.29                3,287
EQ/Templeton Growth..................     Class B 1.60%        $  6.29                  411
EQ/Templeton Growth..................     Class B 1.65%        $  6.28                9,057
EQ/Templeton Growth..................     Class B 1.70%        $  6.27                  848
EQ/Templeton Growth..................     Class B 1.80%        $  6.26                    2
EQ/Templeton Growth..................     Class B 1.90%        $  6.24                   --
EQ/UBS Growth and Income.............     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.............     Class B 0.95%        $  3.84                   --
EQ/UBS Growth and Income.............     Class B 1.20%        $  3.75                  283
EQ/UBS Growth and Income.............     Class B 1.25%        $  3.73                1,764
EQ/UBS Growth and Income.............     Class B 1.30%        $  1.46                2,891
EQ/UBS Growth and Income.............     Class B 1.35%        $  3.69                  108
EQ/UBS Growth and Income.............     Class B 1.40%        $  3.67                  590
EQ/UBS Growth and Income.............     Class B 1.50%        $  3.63                3,589
EQ/UBS Growth and Income.............     Class B 1.55%        $  3.62                2,130
EQ/UBS Growth and Income.............     Class B 1.60%        $  3.60                  145
EQ/UBS Growth and Income.............     Class B 1.65%        $  3.58                3,308
EQ/UBS Growth and Income.............     Class B 1.70%        $  3.56                  153
EQ/UBS Growth and Income.............     Class B 1.80%        $  3.52                   --
EQ/UBS Growth and Income.............     Class B 1.90%        $  3.49                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                    --
EQ/Van Kampen Comstock.......................     Class B 0.95%        $  7.24                     1
EQ/Van Kampen Comstock.......................     Class B 1.20%        $  7.17                   493
EQ/Van Kampen Comstock.......................     Class B 1.25%        $  7.16                 4,223
EQ/Van Kampen Comstock.......................     Class B 1.30%        $  7.15                 2,784
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                   244
EQ/Van Kampen Comstock.......................     Class B 1.40%        $  7.12                   878
EQ/Van Kampen Comstock.......................     Class B 1.50%        $  7.09                 3,571
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                 2,035
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                   491
EQ/Van Kampen Comstock.......................     Class B 1.65%        $  7.05                10,821
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   545
EQ/Van Kampen Comstock.......................     Class B 1.80%        $  7.01                     2
EQ/Van Kampen Comstock.......................     Class B 1.90%        $  6.99                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.95%        $ 11.63                    30
EQ/Van Kampen Emerging Markets Equity........     Class B 1.20%        $ 11.30                 3,004
EQ/Van Kampen Emerging Markets Equity........     Class B 1.25%        $ 14.72                 5,840
EQ/Van Kampen Emerging Markets Equity........     Class B 1.30%        $ 14.63                 5,722
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                 1,671
EQ/Van Kampen Emerging Markets Equity........     Class B 1.40%        $ 11.05                 6,223
EQ/Van Kampen Emerging Markets Equity........     Class B 1.50%        $ 14.52                 9,735
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                 8,369
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                 2,396
EQ/Van Kampen Emerging Markets Equity........     Class B 1.65%        $ 14.40                 9,040
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                 1,528
EQ/Van Kampen Emerging Markets Equity........     Class B 1.80%        $ 10.55                    14
EQ/Van Kampen Emerging Markets Equity........     Class B 1.90%        $ 10.43                     2
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 0.95%        $  8.49                     5
EQ/Van Kampen Mid Cap Growth.................     Class B 1.20%        $  8.42                   971
EQ/Van Kampen Mid Cap Growth.................     Class B 1.25%        $  8.40                 3,245
EQ/Van Kampen Mid Cap Growth.................     Class B 1.30%        $  8.38                 3,390
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                   294
EQ/Van Kampen Mid Cap Growth.................     Class B 1.40%        $  8.35                 1,561
EQ/Van Kampen Mid Cap Growth.................     Class B 1.50%        $  8.32                 3,987
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                 3,782
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                   412
EQ/Van Kampen Mid Cap Growth.................     Class B 1.65%        $  8.28                 6,915
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   695
EQ/Van Kampen Mid Cap Growth.................     Class B 1.80%        $  8.23                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 1.90%        $  8.20                    --
EQ/Van Kampen Real Estate....................     Class B 1.20%        $  5.01                 1,885
EQ/Van Kampen Real Estate....................     Class B 1.25%        $  5.00                 9,478
EQ/Van Kampen Real Estate....................     Class B 1.30%        $  5.00                 6,805
EQ/Van Kampen Real Estate....................     Class B 1.40%        $  4.99                 3,678
EQ/Van Kampen Real Estate....................     Class B 1.50%        $  4.98                14,752
EQ/Van Kampen Real Estate....................     Class B 1.55%        $  4.98                 6,634
EQ/Van Kampen Real Estate....................     Class B 1.60%        $  4.98                   731
EQ/Van Kampen Real Estate....................     Class B 1.65%        $  4.97                13,059
EQ/Van Kampen Real Estate....................     Class B 1.70%        $  4.97                 1,342
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                    --
Multimanager Aggressive Equity...............     Class B 0.95%        $ 37.83                     1
Multimanager Aggressive Equity...............     Class B 1.20%        $ 35.69                   162
Multimanager Aggressive Equity...............     Class B 1.25%        $  7.59                   834
Multimanager Aggressive Equity...............     Class B 1.30%        $  7.50                   529

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
Multimanager Aggressive Equity...........     Class B 1.35%        $ 34.47                   305
Multimanager Aggressive Equity...........     Class B 1.40%        $ 34.07                   206
Multimanager Aggressive Equity...........     Class B 1.50%        $  7.49                 1,250
Multimanager Aggressive Equity...........     Class B 1.55%        $ 32.90                   210
Multimanager Aggressive Equity...........     Class B 1.60%        $ 32.52                   186
Multimanager Aggressive Equity...........     Class B 1.65%        $  7.43                 1,350
Multimanager Aggressive Equity...........     Class B 1.70%        $ 31.77                    53
Multimanager Aggressive Equity...........     Class B 1.80%        $ 31.04                     1
Multimanager Aggressive Equity...........     Class B 1.90%        $ 30.32                    --
Multimanager Core Bond...................     Class B 0.50%        $ 12.94                    --
Multimanager Core Bond...................     Class B 0.95%        $ 12.54                    --
Multimanager Core Bond...................     Class B 1.20%        $ 12.32                 8,401
Multimanager Core Bond...................     Class B 1.25%        $ 11.41                 6,075
Multimanager Core Bond...................     Class B 1.30%        $ 11.41                 2,680
Multimanager Core Bond...................     Class B 1.35%        $ 12.19                   705
Multimanager Core Bond...................     Class B 1.40%        $ 12.14                13,388
Multimanager Core Bond...................     Class B 1.50%        $ 11.26                 9,154
Multimanager Core Bond...................     Class B 1.55%        $ 12.02                 3,422
Multimanager Core Bond...................     Class B 1.60%        $ 11.97                 4,240
Multimanager Core Bond...................     Class B 1.65%        $ 11.17                11,031
Multimanager Core Bond...................     Class B 1.70%        $ 11.89                 3,511
Multimanager Core Bond...................     Class B 1.80%        $ 11.80                    19
Multimanager Core Bond...................     Class B 1.90%        $ 11.72                     3
Multimanager Health Care.................     Class B 0.50%        $  9.96                    --
Multimanager Health Care.................     Class B 0.95%        $  9.65                    --
Multimanager Health Care.................     Class B 1.20%        $  9.48                 2,706
Multimanager Health Care.................     Class B 1.25%        $ 10.01                 2,953
Multimanager Health Care.................     Class B 1.30%        $  9.97                 1,648
Multimanager Health Care.................     Class B 1.35%        $  9.38                   275
Multimanager Health Care.................     Class B 1.40%        $  9.34                 3,929
Multimanager Health Care.................     Class B 1.50%        $  9.87                 5,011
Multimanager Health Care.................     Class B 1.55%        $  9.25                 2,361
Multimanager Health Care.................     Class B 1.60%        $  9.21                 1,104
Multimanager Health Care.................     Class B 1.65%        $  9.79                 4,575
Multimanager Health Care.................     Class B 1.70%        $  9.15                   429
Multimanager Health Care.................     Class B 1.80%        $  9.08                     9
Multimanager Health Care.................     Class B 1.90%        $  9.02                     1
Multimanager High Yield..................     Class B 0.50%        $ 30.12                    --
Multimanager High Yield..................     Class B 0.95%        $ 27.26                     4
Multimanager High Yield..................     Class B 1.20%        $ 25.79                 2,545
Multimanager High Yield..................     Class B 1.25%        $  9.67                 6,014
Multimanager High Yield..................     Class B 1.30%        $  9.56                 2,102
Multimanager High Yield..................     Class B 1.35%        $ 24.94                 1,227
Multimanager High Yield..................     Class B 1.40%        $ 24.66                 3,858
Multimanager High Yield..................     Class B 1.50%        $  9.54                 9,841
Multimanager High Yield..................     Class B 1.55%        $ 23.85                 1,874
Multimanager High Yield..................     Class B 1.60%        $ 23.59                 2,063
Multimanager High Yield..................     Class B 1.65%        $  9.46                 6,601
Multimanager High Yield..................     Class B 1.70%        $ 23.07                   523
Multimanager High Yield..................     Class B 1.80%        $ 22.56                    11
Multimanager High Yield..................     Class B 1.90%        $ 22.06                     1
Multimanager International Equity........     Class B 0.50%        $ 10.39                    --
Multimanager International Equity........     Class B 0.95%        $ 10.06                    --
Multimanager International Equity........     Class B 1.20%        $  9.89                 2,888
Multimanager International Equity........     Class B 1.25%        $ 10.69                 3,883
Multimanager International Equity........     Class B 1.30%        $ 10.65                 2,606

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager International Equity.........     Class B 1.35%        $  9.78                  528
Multimanager International Equity.........     Class B 1.40%        $  9.75                4,854
Multimanager International Equity.........     Class B 1.50%        $ 10.54                6,101
Multimanager International Equity.........     Class B 1.55%        $  9.64                3,649
Multimanager International Equity.........     Class B 1.60%        $  9.61                1,547
Multimanager International Equity.........     Class B 1.65%        $ 10.46                7,867
Multimanager International Equity.........     Class B 1.70%        $  9.54                  951
Multimanager International Equity.........     Class B 1.80%        $  9.47                    9
Multimanager International Equity.........     Class B 1.90%        $  9.41                    1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                   --
Multimanager Large Cap Core Equity........     Class B 0.95%        $  7.84                    3
Multimanager Large Cap Core Equity........     Class B 1.20%        $  7.70                1,747
Multimanager Large Cap Core Equity........     Class B 1.25%        $  8.40                  907
Multimanager Large Cap Core Equity........     Class B 1.30%        $  8.36                  507
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                  192
Multimanager Large Cap Core Equity........     Class B 1.40%        $  7.59                2,992
Multimanager Large Cap Core Equity........     Class B 1.50%        $  8.28                1,691
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                  981
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                1,012
Multimanager Large Cap Core Equity........     Class B 1.65%        $  8.22                1,797
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                  447
Multimanager Large Cap Core Equity........     Class B 1.80%        $  7.38                    3
Multimanager Large Cap Core Equity........     Class B 1.90%        $  7.33                   --
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                   --
Multimanager Large Cap Growth.............     Class B 0.95%        $  5.86                   --
Multimanager Large Cap Growth.............     Class B 1.20%        $  5.76                3,514
Multimanager Large Cap Growth.............     Class B 1.25%        $  6.86                2,547
Multimanager Large Cap Growth.............     Class B 1.30%        $  6.83                1,190
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                  415
Multimanager Large Cap Growth.............     Class B 1.40%        $  5.68                6,433
Multimanager Large Cap Growth.............     Class B 1.50%        $  6.76                3,750
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                1,942
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                2,508
Multimanager Large Cap Growth.............     Class B 1.65%        $  6.71                3,987
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  840
Multimanager Large Cap Growth.............     Class B 1.80%        $  5.52                   39
Multimanager Large Cap Growth.............     Class B 1.90%        $  5.48                   --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                   --
Multimanager Large Cap Value..............     Class B 0.95%        $  9.32                   16
Multimanager Large Cap Value..............     Class B 1.20%        $  9.15                4,173
Multimanager Large Cap Value..............     Class B 1.25%        $  9.87                4,032
Multimanager Large Cap Value..............     Class B 1.30%        $  9.83                2,483
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                  478
Multimanager Large Cap Value..............     Class B 1.40%        $  9.02                6,385
Multimanager Large Cap Value..............     Class B 1.50%        $  9.73                6,245
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                3,416
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                2,480
Multimanager Large Cap Value..............     Class B 1.65%        $  9.65                6,951
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  921
Multimanager Large Cap Value..............     Class B 1.80%        $  8.77                   33
Multimanager Large Cap Value..............     Class B 1.90%        $  8.71                   --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                   --
Multimanager Mid Cap Growth...............     Class B 0.95%        $  6.91                    1
Multimanager Mid Cap Growth...............     Class B 1.20%        $  6.79                4,628
Multimanager Mid Cap Growth...............     Class B 1.25%        $  8.30                2,663
Multimanager Mid Cap Growth...............     Class B 1.30%        $  8.27                1,229

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
Multimanager Mid Cap Growth..........     Class B 1.35%        $  6.72                  426
Multimanager Mid Cap Growth..........     Class B 1.40%        $  6.69                7,140
Multimanager Mid Cap Growth..........     Class B 1.50%        $  8.18                4,032
Multimanager Mid Cap Growth..........     Class B 1.55%        $  6.62                1,770
Multimanager Mid Cap Growth..........     Class B 1.60%        $  6.60                2,611
Multimanager Mid Cap Growth..........     Class B 1.65%        $  8.12                4,317
Multimanager Mid Cap Growth..........     Class B 1.70%        $  6.55                  813
Multimanager Mid Cap Growth..........     Class B 1.80%        $  6.50                   11
Multimanager Mid Cap Growth..........     Class B 1.90%        $  6.46                    1
Multimanager Mid Cap Value...........     Class B 0.50%        $  9.22                   --
Multimanager Mid Cap Value...........     Class B 0.95%        $  8.93                    3
Multimanager Mid Cap Value...........     Class B 1.20%        $  8.78                3,405
Multimanager Mid Cap Value...........     Class B 1.25%        $  9.40                2,512
Multimanager Mid Cap Value...........     Class B 1.30%        $  9.36                1,300
Multimanager Mid Cap Value...........     Class B 1.35%        $  8.68                  410
Multimanager Mid Cap Value...........     Class B 1.40%        $  8.65                5,707
Multimanager Mid Cap Value...........     Class B 1.50%        $  9.27                3,935
Multimanager Mid Cap Value...........     Class B 1.55%        $  8.56                1,982
Multimanager Mid Cap Value...........     Class B 1.60%        $  8.53                2,077
Multimanager Mid Cap Value...........     Class B 1.65%        $  9.20                4,175
Multimanager Mid Cap Value...........     Class B 1.70%        $  8.47                  727
Multimanager Mid Cap Value...........     Class B 1.80%        $  8.41                   11
Multimanager Mid Cap Value...........     Class B 1.90%        $  8.35                    1
Multimanager Small Cap Growth........     Class B 0.50%        $  5.60                   --
Multimanager Small Cap Growth........     Class B 0.95%        $  5.35                    1
Multimanager Small Cap Growth........     Class B 1.20%        $  5.21                  728
Multimanager Small Cap Growth........     Class B 1.25%        $  5.19                4,114
Multimanager Small Cap Growth........     Class B 1.30%        $  2.98                4,840
Multimanager Small Cap Growth........     Class B 1.35%        $  5.14                  306
Multimanager Small Cap Growth........     Class B 1.40%        $  5.11                1,483
Multimanager Small Cap Growth........     Class B 1.50%        $  5.06                5,941
Multimanager Small Cap Growth........     Class B 1.55%        $  5.03                3,484
Multimanager Small Cap Growth........     Class B 1.60%        $  5.01                  350
Multimanager Small Cap Growth........     Class B 1.65%        $  4.98                6,845
Multimanager Small Cap Growth........     Class B 1.70%        $  4.95                  687
Multimanager Small Cap Growth........     Class B 1.80%        $  4.90                    1
Multimanager Small Cap Growth........     Class B 1.90%        $  4.85                   --
Multimanager Small Cap Value.........     Class B 0.50%        $ 11.78                   --
Multimanager Small Cap Value.........     Class B 0.95%        $ 11.21                    9
Multimanager Small Cap Value.........     Class B 1.20%        $ 10.90                4,558
Multimanager Small Cap Value.........     Class B 1.25%        $  8.20                6,215
Multimanager Small Cap Value.........     Class B 1.30%        $  8.15                  910
Multimanager Small Cap Value.........     Class B 1.35%        $ 10.72                2,179
Multimanager Small Cap Value.........     Class B 1.40%        $ 10.66                5,936
Multimanager Small Cap Value.........     Class B 1.50%        $  8.09                7,894
Multimanager Small Cap Value.........     Class B 1.55%        $ 10.48                1,879
Multimanager Small Cap Value.........     Class B 1.60%        $ 10.43                3,075
Multimanager Small Cap Value.........     Class B 1.65%        $  8.02                6,403
Multimanager Small Cap Value.........     Class B 1.70%        $ 10.31                  666
Multimanager Small Cap Value.........     Class B 1.80%        $ 10.20                   29
Multimanager Small Cap Value.........     Class B 1.90%        $ 10.08                    6
Multimanager Technology..............     Class B 0.50%        $  6.85                   --
Multimanager Technology..............     Class B 0.95%        $  6.64                   25
Multimanager Technology..............     Class B 1.20%        $  6.52                2,156
Multimanager Technology..............     Class B 1.25%        $  7.60                2,241
Multimanager Technology..............     Class B 1.30%        $  7.57                1,902

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                   Contract charges     Unit Value     Units Outstanding (000s)
                                  ------------------   ------------   -------------------------
Multimanager Technology........     Class B 1.35%         $ 6.45                  537
Multimanager Technology........     Class B 1.40%         $ 6.43                4,601
Multimanager Technology........     Class B 1.50%         $ 7.50                5,133
Multimanager Technology........     Class B 1.55%         $ 6.36                4,243
Multimanager Technology........     Class B 1.60%         $ 6.34                2,147
Multimanager Technology........     Class B 1.65%         $ 7.44                4,301
Multimanager Technology........     Class B 1.70%         $ 6.29                  462
Multimanager Technology........     Class B 1.80%         $ 6.25                    8
Multimanager Technology........     Class B 1.90%         $ 6.20                   --

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                          Allocation         Allocation            Allocation
                                                     ------------------- ------------------ -----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     43,475,876     $   60,694,901       $   47,959,378
  Expenses:
    Asset-based charges.............................        39,539,772         13,658,850           18,031,056
                                                      ----------------     --------------       --------------
Net Investment Income (Loss)........................         3,936,104         47,036,051           29,928,322
                                                      ----------------     --------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............       (50,014,957)       (21,365,385)         (25,239,385)
  Realized gain distribution from The Trusts........       181,297,323         13,756,608           32,119,239
                                                      ----------------     --------------       --------------
  Net realized gain (loss)..........................       131,282,366         (7,608,777)           6,879,854
                                                      ----------------     --------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................    (1,449,797,143)      (159,266,295)        (315,384,042)
                                                      ----------------     --------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,318,514,777)      (166,875,072)        (308,504,188)
                                                      ----------------     --------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................  $ (1,314,578,673)    $ (119,839,021)      $ (278,575,866)
                                                      ================     ==============       ==============



                                                          AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                           Allocation          Allocation          Common Stock
                                                      ------------------- ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    228,580,685    $    225,406,113       $   15,061,103
  Expenses:
    Asset-based charges.............................         83,977,450         142,061,852           13,400,647
                                                       ----------------    ----------------       --------------
Net Investment Income (Loss)........................        144,603,235          83,344,261            1,660,456
                                                       ----------------    ----------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............         (1,977,088)        (46,138,786)          (9,877,898)
  Realized gain distribution from The Trusts........        242,661,895         500,717,492                   --
                                                       ----------------    ----------------       --------------
  Net realized gain (loss)..........................        240,684,807         454,578,706           (9,877,898)
                                                       ----------------    ----------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................     (2,048,184,961)     (4,240,331,255)        (509,119,672)
                                                       ----------------    ----------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,807,500,154)     (3,785,752,549)        (518,997,570)
                                                       ----------------    ----------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   $ (1,662,896,919)   $ (3,702,408,288)      $ (517,337,114)
                                                       ================    ================       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Securities           International        Small Cap Growth
                                                     --------------------- ---------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $ 12,784,560          $   27,095,257         $           --
  Expenses:
    Asset-based charges.............................        4,962,814              14,618,030              6,084,011
                                                         ------------          --------------         --------------
Net Investment Income (Loss)........................        7,821,746              12,477,227             (6,084,011)
                                                         ------------          --------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,366,840)              8,071,308             (8,898,837)
    Realized gain distribution from The Trusts......               --              16,908,423                589,575
                                                         ------------          --------------         --------------
  Net realized gain (loss)..........................       (1,366,840)             24,979,731             (8,309,262)
                                                         ------------          --------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................        1,364,716            (689,165,353)          (222,476,523)
                                                         ------------          --------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................           (2,124)           (664,185,622)          (230,785,785)
                                                         ------------          --------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $  7,819,622          $ (651,708,395)        $ (236,869,796)
                                                         ============          ==============         ==============



                                                           EQ/Ariel          EQ/AXA Rosenberg         EQ/BlackRock
                                                       Appreciation II   Value Long/Short Equity   Basic Value Equity
                                                      ----------------- ------------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     454,064         $     256,168         $   11,805,862
  Expenses:
    Asset-based charges.............................          723,965             2,099,814              9,899,013
                                                        -------------         -------------         --------------
Net Investment Income (Loss)........................         (269,901)           (1,843,646)             1,906,849
                                                        -------------         -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,904,956)           (3,734,130)           (10,058,990)
    Realized gain distribution from The Trusts......          178,911                    --              3,251,229
                                                        -------------         -------------         --------------
  Net realized gain (loss)..........................       (3,726,045)           (3,734,130)            (6,807,761)
                                                        -------------         -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (21,331,726)           (5,980,556)          (305,492,350)
                                                        -------------         -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (25,057,771)           (9,714,686)          (312,300,111)
                                                        -------------         -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (25,327,672)        $ (11,558,332)        $ (310,393,262)
                                                        =============         =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                      International Value      Equity Income     Socially Responsible
                                                     --------------------- -------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   18,961,935        $   4,298,665         $     153,020
  Expenses:
    Asset-based charges.............................        12,681,260            2,589,159               749,526
                                                        --------------        -------------         -------------
Net Investment Income (Loss)........................         6,280,675            1,709,506              (596,506)
                                                        --------------        -------------         -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............            85,152           (7,074,396)           (1,410,399)
    Realized gain distribution from The Trusts......        21,437,617            2,067,390               734,616
                                                        --------------        -------------         -------------
  Net realized gain (loss)..........................        21,522,769           (5,007,006)             (675,783)
                                                        --------------        -------------         -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (506,344,124)         (66,805,964)          (28,608,826)
                                                        --------------        -------------         -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (484,821,355)         (71,812,970)          (29,284,609)
                                                        --------------        -------------         -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (478,540,680)       $ (70,103,464)        $ (29,881,115)
                                                        ==============        =============         =============


                                                          EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                       Guardian Growth   Guardian Research    High Yield Bond
                                                      ----------------- ------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      658,708     $   10,435,729       $  11,366,597
  Expenses:
    Asset-based charges.............................        5,488,589         16,684,762           2,080,066
                                                       --------------     --------------       -------------
Net Investment Income (Loss)........................       (4,829,881)        (6,249,033)          9,286,531
                                                       --------------     --------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,137,954)        15,643,765          (7,485,659)
    Realized gain distribution from The Trusts......               --         19,216,412                  --
                                                       --------------     --------------       -------------
  Net realized gain (loss)..........................       (3,137,954)        34,860,177          (7,485,659)
                                                       --------------     --------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (175,765,854)      (581,110,378)        (33,083,367)
                                                       --------------     --------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (178,903,808)      (546,250,201)        (40,569,026)
                                                       --------------     --------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (183,733,689)    $ (552,499,234)      $ (31,282,495)
                                                       ==============     ==============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Davis          EQ/Equity         EQ/Evergreen
                                                      New York Venture      500 Index      International Bond
                                                     ------------------ ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    1,766,544    $   21,523,400      $   70,881,744
  Expenses:
    Asset-based charges.............................        4,240,760        18,255,723           5,386,252
                                                       --------------    --------------      --------------
Net Investment Income (Loss)........................       (2,474,216)        3,267,677          65,495,492
                                                       --------------    --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (11,064,766)        1,257,345           7,956,127
    Realized gain distribution from The Trusts......               --        12,189,496                  --
                                                       --------------    --------------      --------------
  Net realized gain (loss)..........................      (11,064,766)       13,446,841           7,956,127
                                                       --------------    --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (130,689,555)     (588,331,784)        (67,209,876)
                                                       --------------    --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (141,754,321)     (574,884,943)        (59,253,749)
                                                       --------------    --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (144,228,537)   $ (571,617,266)     $    6,241,743
                                                       ==============    ==============      ==============



                                                        EQ/Evergreen       EQ/Franklin       EQ/Franklin
                                                            Omega            Income        Small Cap Value
                                                      ---------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     884,502     $   34,505,301    $     728,241
  Expenses:
    Asset-based charges.............................       2,171,800          8,165,359        1,010,387
                                                       -------------     --------------    -------------
Net Investment Income (Loss)........................      (1,287,298)        26,339,942         (282,146)
                                                       -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (6,872,902)       (25,473,569)      (8,686,880)
    Realized gain distribution from The Trusts......       2,430,624                 --               --
                                                       -------------     --------------    -------------
  Net realized gain (loss)..........................      (4,442,278)       (25,473,569)      (8,686,880)
                                                       -------------     --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (45,017,948)      (210,034,118)     (21,900,745)
                                                       -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (49,460,226)      (235,507,687)     (30,587,625)
                                                       -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (50,747,524)    $ (209,167,745)   $ (30,869,771)
                                                       =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Franklin         EQ/GAMCO
                                                      Templeton Founding     Mergers and     EQ/GAMCO Small
                                                           Strategy         Acquisitions      Company Value
                                                     -------------------- ---------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   51,453,841     $     626,961     $    2,731,988
  Expenses:
    Asset-based charges.............................        15,487,283         1,850,488          6,616,581
                                                        --------------     -------------     --------------
Net Investment Income (Loss)........................        35,966,558        (1,223,527)        (3,884,593)
                                                        --------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (26,487,462)       (3,821,896)        (9,622,960)
    Realized gain distribution from The Trusts......             2,080         4,859,572         15,812,497
                                                        --------------     -------------     --------------
  Net realized gain (loss)..........................       (26,485,382)        1,037,676          6,189,537
                                                        --------------     -------------     --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................      (501,379,956)      (20,056,018)      (172,866,113)
                                                        --------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (527,865,338)      (19,018,342)      (166,676,576)
                                                        --------------     -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (491,898,780)    $ (20,241,869)    $ (170,561,169)
                                                        ==============     =============     ==============


                                                      EQ/International                          EQ/International
                                                          Core PLUS      EQ/International ETF        Growth
                                                     ------------------ ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   12,455,363        $    152,463       $    2,259,940
  Expenses:
    Asset-based charges.............................       12,361,599                  --            3,435,543
                                                       --------------        ------------       --------------
Net Investment Income (Loss)........................           93,764             152,463           (1,175,603)
                                                       --------------        ------------       --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       11,471,956            (319,876)         (14,203,965)
    Realized gain distribution from The Trusts......       12,279,301                 342            4,593,717
                                                       --------------        ------------       --------------
  Net realized gain (loss)..........................       23,751,257            (319,534)          (9,610,248)
                                                       --------------        ------------       --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (488,516,584)         (1,432,902)        (105,847,924)
                                                       --------------        ------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (464,765,327)         (1,752,436)        (115,458,172)
                                                       --------------        ------------       --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (464,671,563)       $ (1,599,973)      $ (116,633,775)
                                                       ==============        ============       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/JPMorgan         EQ/JPMorgan
                                                          Core Bond      Value Opportunities
                                                     ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   44,337,650      $    5,558,859
  Expenses:
    Asset-based charges.............................       15,878,364           4,493,938
                                                       --------------      --------------
Net Investment Income (Loss)........................       28,459,286           1,064,921
                                                       --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,827,360)        (20,041,344)
    Realized gain distribution from The Trusts......               --           3,330,483
                                                       --------------      --------------
  Net realized gain (loss)..........................      (33,827,360)        (16,710,861)
                                                       --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (114,440,875)       (141,195,370)
                                                       --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (148,268,235)       (157,906,231)
                                                       --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (119,808,949)     $ (156,841,310)
                                                       ==============      ==============



                                                       EQ/Large Cap      EQ/Large Cap      EQ/Large Cap      EQ/Large Cap
                                                         Core PLUS       Growth Index      Growth PLUS        Value Index
                                                     ---------------- ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     640,135    $      471,270    $      300,001     $    1,773,982
  Expenses:
    Asset-based charges.............................      2,768,486         4,855,764         4,147,421          1,947,525
                                                      -------------    --------------    --------------     --------------
Net Investment Income (Loss)........................     (2,128,351)       (4,384,494)       (3,847,420)          (173,543)
                                                      -------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (8,730,231)         (753,175)        3,819,000        (18,493,317)
    Realized gain distribution from The Trusts......             --                --                --          3,511,072
                                                      -------------    --------------    --------------     --------------
  Net realized gain (loss)..........................     (8,730,231)         (753,175)        3,819,000        (14,982,245)
                                                      -------------    --------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (75,404,584)     (145,142,612)     (134,073,469)       (88,532,502)
                                                      -------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (84,134,815)     (145,895,787)     (130,254,469)      (103,514,747)
                                                      -------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (86,263,166)   $ (150,280,281)   $ (134,101,889)    $ (103,688,290)
                                                      =============    ==============    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap       EQ/Long       EQ/Lord Abbett
                                                         Value PLUS       Term Bond    Growth and Income
                                                     ------------------ ------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   48,778,635    $7,007,165      $   1,886,684
  Expenses:
    Asset-based charges.............................       24,855,470     1,644,108          1,802,702
                                                       --------------    ----------      -------------
Net Investment Income (Loss)........................       23,923,165     5,363,057             83,982
                                                       --------------    ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,805,389)     (328,018)        (3,662,419)
    Realized gain distribution from The Trusts......               --       794,483            309,320
                                                       --------------    ----------      -------------
  Net realized gain (loss)..........................      (33,805,389)      466,465         (3,353,099)
                                                       --------------    ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (936,768,121)      557,676        (52,452,677)
                                                       --------------    ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (970,573,510)    1,024,141        (55,805,776)
                                                       --------------    ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (946,650,345)   $6,387,198      $ (55,721,794)
                                                       ==============    ==========      =============


                                                      EQ/Lord Abbett    EQ/Lord Abbett       EQ/Marsico
                                                      Large Cap Core     Mid Cap Value         Focus
                                                     ---------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   1,068,793     $    3,793,229    $   14,996,911
  Expenses:
    Asset-based charges.............................      1,331,320          3,723,396        23,224,023
                                                      -------------     --------------    --------------
Net Investment Income (Loss)........................       (262,527)            69,833        (8,227,112)
                                                      -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (3,881,435)       (13,493,734)       23,216,990
    Realized gain distribution from The Trusts......        605,586          7,228,956        16,603,409
                                                      -------------     --------------    --------------
  Net realized gain (loss)..........................     (3,275,849)        (6,264,778)       39,820,399
                                                      -------------     --------------    --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................    (30,541,689)      (117,086,130)     (832,575,684)
                                                      -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (33,817,538)      (123,350,908)     (792,755,285)
                                                      -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (34,080,065)    $ (123,281,075)   $ (800,982,397)
                                                      =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap        EQ/Mid Cap        EQ/Money
                                                           Index           Value PLUS         Market
                                                     ----------------- ------------------ --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    6,969,523     $    8,466,656    $22,433,185
  Expenses:
    Asset-based charges.............................      11,507,198          8,849,281     17,129,200
                                                      --------------     --------------    -----------
Net Investment Income (Loss)........................      (4,537,675)          (382,625)     5,303,985
                                                      --------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (32,831,518)       (79,877,282)       (71,662)
    Realized gain distribution from The Trusts......       8,574,962                 --             --
                                                      --------------     --------------    -----------
  Net realized gain (loss)..........................     (24,256,556)       (79,877,282)       (71,662)
                                                      --------------     --------------    -----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (472,975,556)      (212,234,558)       (62,631)
                                                      --------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (497,232,112)      (292,111,840)      (134,293)
                                                      --------------     --------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (501,769,787)    $ (292,494,465)   $ 5,169,692
                                                      ==============     ==============    ===========


                                                      EQ/Montag & Caldwell       EQ/Mutual      EQ/Oppenheimer
                                                             Growth               Shares            Global
                                                     ---------------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $     358,514        $   10,575,549    $   1,528,008
  Expenses:
    Asset-based charges.............................         2,089,490             4,281,598        1,699,945
                                                         -------------        --------------    -------------
Net Investment Income (Loss)........................        (1,730,976)            6,293,951         (171,937)
                                                         -------------        --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (6,065,466)          (17,044,008)     (11,040,438)
    Realized gain distribution from The Trusts......                --                    --          187,676
                                                         -------------        --------------    -------------
  Net realized gain (loss)..........................        (6,065,466)          (17,044,008)     (10,852,762)
                                                         -------------        --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (53,756,587)         (126,766,530)     (51,264,819)
                                                         -------------        --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (59,822,053)         (143,810,538)     (62,117,581)
                                                         -------------        --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (61,553,029)       $ (137,516,587)   $ (62,289,518)
                                                         =============        ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street       Main Street
                                                        Opportunity        Small Cap
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     278,515    $      66,175
  Expenses:
    Asset-based charges.............................         498,725          871,683
                                                       -------------    -------------
Net Investment Income (Loss)........................        (220,210)        (805,508)
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (5,044,440)      (6,080,785)
    Realized gain distribution from The Trusts......              --          134,596
                                                       -------------    -------------
  Net realized gain (loss)..........................      (5,044,440)      (5,946,189)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (16,088,699)     (26,326,303)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (21,133,139)     (32,272,492)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (21,353,349)   $ (33,078,000)
                                                       =============    =============


                                                          EQ/PIMCO        EQ/Quality        EQ/Short         EQ/Small
                                                        Real Return        Bond PLUS     Duration Bond     Company Index
                                                     ----------------- ---------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   26,106,437    $  18,806,873    $   8,372,433    $    3,126,354
  Expenses:
    Asset-based charges.............................      12,155,601        5,412,722        1,690,017         5,370,137
                                                      --------------    -------------    -------------    --------------
Net Investment Income (Loss)........................      13,950,836       13,394,151        6,682,416        (2,243,783)
                                                      --------------    -------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       5,446,842       (7,378,896)      (1,147,459)      (11,882,685)
    Realized gain distribution from The Trusts......      50,351,628               --               --        30,372,072
                                                      --------------    -------------    -------------    --------------
  Net realized gain (loss)..........................      55,798,470       (7,378,896)      (1,147,459)       18,489,387
                                                      --------------    -------------    -------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (139,568,977)     (36,321,748)     (10,470,086)     (168,643,358)
                                                      --------------    -------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (83,770,507)     (43,700,644)     (11,617,545)     (150,153,971)
                                                      --------------    -------------    -------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (69,819,671)   $ (30,306,493)   $  (4,935,129)   $ (152,397,754)
                                                      ==============    =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/T. Rowe Price     EQ/Templeton
                                                        Growth Stock          Growth
                                                     ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $        8,160     $    3,339,056
  Expenses:
    Asset-based charges.............................        3,540,524          3,217,154
                                                       --------------     --------------
Net Investment Income (Loss)........................       (3,532,364)           121,902
                                                       --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,862,403)       (15,288,794)
    Realized gain distribution from The Trusts......           50,320                 --
                                                       --------------     --------------
  Net realized gain (loss)..........................       (1,812,083)       (15,288,794)
                                                       --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (120,650,775)       (95,839,083)
                                                       --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (122,462,858)      (111,127,877)
                                                       --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (125,995,222)    $ (111,005,975)
                                                       ==============     ==============


                                                                                              EQ/Van Kampen
                                                            EQ/UBS         EQ/Van Kampen    Emerging Markets    EQ/Van Kampen
                                                      Growth and Income       Comstock           Equity         Mid Cap Growth
                                                     ------------------- ----------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     830,802     $    4,773,911     $    1,771,182    $           --
  Expenses:
    Asset-based charges.............................          985,039          3,627,620         17,523,987         4,334,837
                                                        -------------     --------------     --------------    --------------
Net Investment Income (Loss)........................         (154,237)         1,146,291        (15,752,805)       (4,334,837)
                                                        -------------     --------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (2,709,534)        (8,955,642)         3,617,201       (10,432,354)
    Realized gain distribution from The Trusts......               --          2,171,823         61,537,000                --
                                                        -------------     --------------     --------------    --------------
  Net realized gain (loss)..........................       (2,709,534)        (6,783,819)        65,154,201       (10,432,354)
                                                        -------------     --------------     --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (30,779,777)      (103,659,127)      (985,591,293)     (166,657,947)
                                                        -------------     --------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (33,489,311)      (110,442,946)      (920,437,092)     (177,090,301)
                                                        -------------     --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (33,643,548)    $ (109,296,655)    $ (936,189,897)   $ (181,425,138)
                                                        =============     ==============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen       Multimanager      Multimanager
                                                         Real Estate     Aggressive Equity      Core Bond
                                                     ------------------ ------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   10,226,118      $     362,630     $   33,788,400
  Expenses:
    Asset-based charges.............................        6,058,268          1,480,732          9,990,211
                                                       --------------      -------------     --------------
Net Investment Income (Loss)........................        4,167,850         (1,118,102)        23,798,189
                                                       --------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (21,534,708)        (1,624,330)        (3,756,623)
    Realized gain distribution from The Trusts......        3,110,516                 --         19,359,681
                                                       --------------      -------------     --------------
  Net realized gain (loss)..........................      (18,424,192)        (1,624,330)        15,603,058
                                                       --------------      -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (172,012,766)       (58,474,374)       (31,731,111)
                                                       --------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (190,436,958)       (60,098,704)       (16,128,053)
                                                       --------------      -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (186,269,108)     $ (61,216,806)    $    7,670,136
                                                       ==============      =============     ==============


                                                       Multimanager      Multimanager         Multimanager
                                                        Health Care       High Yield      International Equity
                                                     ---------------- ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   63,373,150      $    8,541,362
  Expenses:
    Asset-based charges.............................      4,239,081         10,614,425           8,055,090
                                                      -------------     --------------      --------------
Net Investment Income (Loss)........................     (4,239,081)        52,758,725             486,272
                                                      -------------     --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,210,901)       (38,020,929)         (2,187,524)
    Realized gain distribution from The Trusts......      3,403,465                 --          10,424,588
                                                      -------------     --------------      --------------
  Net realized gain (loss)..........................     (3,807,436)       (38,020,929)          8,237,064
                                                      -------------     --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (85,613,153)      (201,076,743)       (341,084,511)
                                                      -------------     --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (89,420,589)      (239,097,672)       (332,847,447)
                                                      -------------     --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (93,659,670)    $ (186,338,947)     $ (332,361,175)
                                                      =============     ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager      Multimanager      Multimanager
                                                         Large Cap         Large Cap          Large Cap
                                                        Core Equity          Growth             Value
                                                     ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     716,674    $           --     $    6,792,003
  Expenses:
    Asset-based charges.............................       1,999,491         3,718,749          7,111,367
                                                       -------------    --------------     --------------
Net Investment Income (Loss)........................      (1,282,817)       (3,718,749)          (319,364)
                                                       -------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (3,352,636)       (9,839,415)       (18,007,950)
    Realized gain distribution from The Trusts......         299,468            41,523          1,170,362
                                                       -------------    --------------     --------------
  Net realized gain (loss)..........................      (3,053,168)       (9,797,892)       (16,837,588)
                                                       -------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (63,496,754)     (130,114,572)      (209,296,551)
                                                       -------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (66,549,922)     (139,912,464)      (226,134,139)
                                                       -------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (67,832,739)   $ (143,631,213)    $ (226,453,503)
                                                       =============    ==============     ==============



                                                        Multimanager       Multimanager       Multimanager
                                                           Mid Cap            Mid Cap           Small Cap
                                                           Growth              Value             Growth
                                                     ------------------ ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $           --     $    1,443,577     $           --
  Expenses:
    Asset-based charges.............................        4,650,103          4,586,595          2,723,714
                                                       --------------     --------------     --------------
Net Investment Income (Loss)........................       (4,650,103)        (3,143,018)        (2,723,714)
                                                       --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (13,929,844)       (31,220,744)       (17,341,396)
    Realized gain distribution from The Trusts......        3,491,950          4,074,649            728,355
                                                       --------------     --------------     --------------
  Net realized gain (loss)..........................      (10,437,894)       (27,146,095)       (16,613,041)
                                                       --------------     --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (161,055,636)      (107,537,998)       (81,669,836)
                                                       --------------     --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (171,493,530)      (134,684,093)       (98,282,877)
                                                       --------------     --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (176,143,633)    $ (137,827,111)    $ (101,006,591)
                                                       ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager
                                                         Small Cap        Multimanager
                                                           Value           Technology
                                                     ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    1,321,259    $           --
  Expenses:
    Asset-based charges.............................       7,992,100         4,289,714
                                                      --------------    --------------
Net Investment Income (Loss)........................      (6,670,841)       (4,289,714)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (46,163,380)        4,441,497
    Realized gain distribution from The Trusts......       2,300,176                --
                                                      --------------    --------------
  Net realized gain (loss)..........................     (43,863,204)        4,441,497
                                                      --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (199,190,979)     (179,730,920)
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (243,054,183)     (175,289,423)
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (249,725,024)   $ (179,579,137)
                                                      ==============    ==============


                                                      Target 2015   Target 2025   Target 2035    Target 2045
                                                       Allocation    Allocation    Allocation    Allocation
                                                     ------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      --    $       --    $   24,776     $   21,233
  Expenses:
    Asset-based charges.............................          --            --            --             --
                                                       ---------    ----------    ----------     ----------
Net Investment Income (Loss)........................          --            --        24,776         21,233
                                                       ---------    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      45,811        54,278            --             --
    Realized gain distribution from The Trusts......          --            --        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Net realized gain (loss)..........................      45,811        54,278        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................     (86,045)     (103,585)     (486,172)      (532,414)
                                                       ---------    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,234)      (49,307)     (471,516)      (511,680)
                                                       ---------    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,234)   $  (49,307)   $ (446,740)    $ (490,447)
                                                       =========    ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              AXA Aggressive
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       3,936,104    $   32,391,791
  Net realized gain (loss) on investments........        131,282,366       131,968,772
  Change in unrealized appreciation
    (depreciation) of investments................     (1,449,797,143)      (97,771,692)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (1,314,578,673)       66,588,871
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........        779,016,877     1,176,124,863
    Transfers between funds including
      guaranteed interest account, net...........         75,436,777       165,605,218
    Transfers for contract benefits and
      terminations...............................        (99,788,750)      (77,561,900)
    Contract maintenance charges.................        (29,008,368)      (16,030,668)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        725,656,536     1,248,137,513
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           (405,768)         (625,147)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (589,327,905)    1,314,101,237
Net Assets -- Beginning of Period................      2,787,959,608     1,473,858,371
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   2,198,631,703    $2,787,959,608
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             87,524            97,725
  Units Redeemed.................................            (26,948)          (11,807)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             60,576            85,918
                                                   =================    ==============
                                                           AXA Conservative                   AXA Conservative-Plus
                                                              Allocation                           Allocation
                                                  ----------------------------------- -------------------------------------
                                                         2008              2007              2008               2007
                                                  ------------------ ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   47,036,051    $  11,885,291     $   29,928,322     $   19,521,518
  Net realized gain (loss) on investments........       (7,608,777)      15,230,093          6,879,854         32,848,368
  Change in unrealized appreciation
    (depreciation) of investments................     (159,266,295)      (8,667,059)      (315,384,042)       (18,980,507)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,839,021)      18,448,325       (278,575,866)        33,389,379
                                                    --------------    -------------     --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      224,125,509      112,696,853        292,413,908        220,384,033
    Transfers between funds including
      guaranteed interest account, net...........      820,180,316      122,797,914        309,105,532         96,909,579
    Transfers for contract benefits and
      terminations...............................      (87,145,892)     (42,430,719)       (97,480,974)       (59,646,899)
    Contract maintenance charges.................       (9,569,855)      (3,514,814)       (11,725,004)        (7,051,116)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      947,590,078      189,549,234        492,313,462        250,595,597
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          327,000               --             17,098              2,367
                                                    --------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets................      828,078,057      207,997,559        213,754,694        283,987,343
Net Assets -- Beginning of Period................      512,690,295      304,692,736      1,028,164,011        744,176,668
                                                    --------------    -------------     --------------     --------------
Net Assets -- End of Period......................   $1,340,768,352    $ 512,690,295     $1,241,918,705     $1,028,164,011
                                                    ==============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          113,047           40,052             66,914             38,552
  Units Redeemed.................................          (26,206)         (23,386)           (23,283)           (17,792)
                                                    --------------    -------------     --------------     --------------
  Net Increase (Decrease)........................           86,841           16,666             43,631             20,760
                                                    ==============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     144,603,235    $   98,473,231
 Net realized gain (loss) on investments.........        240,684,807       171,100,302
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,048,184,961)      (56,033,792)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  operations.....................................     (1,662,896,919)      213,539,741
                                                   -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,414,673,639     1,252,051,668
  Transfers between funds including
   guaranteed interest account, net..............        452,134,313       248,986,023
  Transfers for contract benefits and
   terminations..................................       (367,318,946)     (304,823,603)
  Contract maintenance charges...................        (55,459,239)      (39,920,371)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,444,029,767     1,156,293,717
                                                   -----------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (242,999)          (26,419)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (219,110,151)    1,369,807,039
Net Assets -- Beginning of Period................      5,581,130,343     4,211,323,304
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   5,362,020,192    $5,581,130,343
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued....................................            125,254            87,744
 Units Redeemed..................................            (26,736)          (15,901)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             98,518            71,843
                                                   =================    ==============

                                                            AXA Moderate-Plus                    EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                  -------------------------------------- ------------------------------------
                                                          2008               2007               2008              2007
                                                  ------------------- ------------------ ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      83,344,261    $  138,685,694    $     1,660,456    $   (6,264,923)
  Net realized gain (loss) on investments........        454,578,706       344,131,313         (9,877,898)       40,907,683
  Change in unrealized appreciation
    (depreciation) of investments................     (4,240,331,255)     (158,174,434)      (509,119,672)       (6,366,134)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (3,702,408,288)      324,642,573       (517,337,114)       28,276,626
                                                   -----------------    --------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      2,281,673,853     3,022,793,996         56,901,214        89,129,139
    Transfers between funds including
      guaranteed interest account, net...........        310,927,122       752,517,446        (59,248,095)     (120,783,852)
    Transfers for contract benefits and
      terminations...............................       (454,122,102)     (357,527,075)       (75,547,301)     (120,975,473)
    Contract maintenance charges.................       (102,426,627)      (65,315,919)        (8,801,481)       (9,583,822)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      2,036,052,246     3,352,468,448        (86,695,663)     (162,214,008)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....            (30,197)           84,703             78,001            61,494
                                                   -----------------    --------------    ---------------    --------------
Increase (Decrease) in Net Assets................     (1,666,386,239)    3,677,195,724       (603,954,776)     (133,875,888)
Net Assets -- Beginning of Period................      9,864,220,638     6,187,024,914      1,221,599,965     1,355,475,853
                                                   -----------------    --------------    ---------------    --------------
Net Assets -- End of Period......................  $   8,197,834,399    $9,864,220,638    $   617,645,189    $1,221,599,965
                                                   =================    ==============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            220,674           261,996              4,910             4,066
  Units Redeemed.................................            (56,396)          (23,400)            (6,642)           (6,632)
                                                   -----------------    --------------    ---------------    --------------
  Net Increase (Decrease)........................            164,278           238,596             (1,732)           (2,566)
                                                   =================    ==============    ===============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                       Intermediate Government              EQ/AllianceBernstein
                                                             Securities                        International
                                                  --------------------------------- ------------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   7,821,746    $   8,429,131    $    12,477,227    $     (472,811)
  Net realized gain (loss) on investments........     (1,366,840)      (2,368,295)        24,979,731       162,502,124
  Change in unrealized appreciation
    (depreciation) of investments................      1,364,716        9,261,262       (689,165,353)      (65,164,226)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................      7,819,622       15,322,098       (651,708,395)       96,865,087
                                                   -------------    -------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     42,004,283       12,541,487        115,436,752       236,797,792
    Transfers between funds including
      guaranteed interest account, net...........     94,974,307        7,893,862        (74,025,783)      110,751,037
    Transfers for contract benefits and
      terminations...............................    (36,984,246)     (32,594,693)       (55,977,050)      (70,452,562)
    Contract maintenance charges.................     (3,042,890)      (2,080,528)       (10,506,171)       (8,549,775)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     96,951,454      (14,239,872)       (25,072,252)      268,546,492
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (120,000)          (2,133)          (150,998)           (4,737)
                                                   -------------    -------------    ---------------    --------------
Increase (Decrease) in Net Assets................    104,651,076        1,080,093       (676,931,645)      365,406,842
Net Assets -- Beginning of Period................    297,019,320      295,939,227      1,284,920,261       919,513,419
                                                   -------------    -------------    ---------------    --------------
Net Assets -- End of Period......................  $ 401,670,396    $ 297,019,320    $   607,988,616    $1,284,920,261
                                                   =============    =============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         19,978            5,930             10,714            20,571
  Units Redeemed.................................        (11,686)          (6,292)           (12,308)           (6,784)
                                                   -------------    -------------    ---------------    --------------
  Net Increase (Decrease)........................          8,292             (362)            (1,594)           13,787
                                                   =============    =============    ===============    ==============

                                                         EQ/AllianceBernstein
                                                           Small Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,084,011)  $  (7,333,508)
  Net realized gain (loss) on investments........       (8,309,262)    109,170,025
  Change in unrealized appreciation
    (depreciation) of investments................     (222,476,523)    (34,042,658)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (236,869,796)     67,793,859
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,063,336      46,636,441
    Transfers between funds including
      guaranteed interest account, net...........      (12,427,376)    (17,044,208)
    Transfers for contract benefits and
      terminations...............................      (30,315,140)    (46,468,053)
    Contract maintenance charges.................       (3,982,954)     (3,644,114)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (9,662,134)    (20,519,934)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (186,999)         (2,649)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (246,718,929)     47,271,276
Net Assets -- Beginning of Period................      527,140,872     479,869,596
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   280,421,943   $ 527,140,872
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,966           5,921
  Units Redeemed.................................           (6,343)         (6,710)
                                                   ---------------   -------------
  Net Increase (Decrease)........................             (377)           (789)
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                  -------------------------------- ---------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (269,901)  $   (454,336)   $  (1,843,646)   $     557,078
  Net realized gain (loss) on investments........      (3,726,045)     1,766,134       (3,734,130)        (636,517)
  Change in unrealized appreciation
    (depreciation) of investments................     (21,331,726)    (4,076,114)      (5,980,556)       2,056,359
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................     (25,327,672)    (2,764,316)     (11,558,332)       1,976,920
                                                   --------------   ------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       8,923,474     19,216,403       11,056,946       19,258,475
    Transfers between funds including
      guaranteed interest account, net...........       8,325,131      6,872,221       21,952,839      (17,848,655)
    Transfers for contract benefits and
      terminations...............................      (2,162,219)    (1,503,449)      (7,889,538)      (9,988,002)
    Contract maintenance charges.................        (544,215)      (328,265)      (1,704,791)      (1,317,250)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      14,542,171     24,256,910       23,415,456       (9,895,432)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (999,499)            --          (23,002)            (846)
                                                   --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets................     (11,785,000)    21,492,594       11,834,122       (7,919,358)
Net Assets -- Beginning of Period................      55,931,841     34,439,247      134,385,436      142,304,794
                                                   --------------   ------------    -------------    -------------
Net Assets -- End of Period......................  $   44,146,841   $ 55,931,841    $ 146,219,558    $ 134,385,436
                                                   ==============   ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           3,415          3,179            8,826            4,101
  Units Redeemed.................................          (1,726)        (1,155)          (6,763)          (5,049)
                                                   --------------   ------------    -------------    -------------
  Net Increase (Decrease)........................           1,689          2,024            2,063             (948)
                                                   ==============   ============    =============    =============

                                                             EQ/BlackRock
                                                          Basic Value Equity
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,906,849   $    (3,219,995)
  Net realized gain (loss) on investments........       (6,807,761)      109,495,256
  Change in unrealized appreciation
    (depreciation) of investments................     (305,492,350)     (108,651,865)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    operations...................................     (310,393,262)       (2,376,604)
                                                   ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       61,465,787        87,291,039
    Transfers between funds including
      guaranteed interest account, net...........       (1,458,766)      (21,942,637)
    Transfers for contract benefits and
      terminations...............................      (49,860,219)      (73,516,615)
    Contract maintenance charges.................       (6,975,396)       (6,862,596)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        3,171,406       (15,030,809)
                                                   ---------------   ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          109,003            (4,983)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................     (307,112,853)      (17,412,396)
Net Assets -- Beginning of Period................      829,379,000       846,791,396
                                                   ---------------   ---------------
Net Assets -- End of Period......................  $   522,266,147   $   829,379,000
                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            9,070             7,893
  Units Redeemed.................................           (7,786)           (7,439)
                                                   ---------------   ---------------
  Net Increase (Decrease)........................            1,284               454
                                                   ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/BlackRock
                                                          International Value
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,280,675    $    4,412,602
  Net realized gain (loss) on investments........       21,522,769       195,606,209
  Change in unrealized appreciation
    (depreciation) of investments................     (506,344,124)     (106,862,733)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (478,540,680)       93,156,078
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       73,740,015       155,163,691
    Transfers between funds including
      guaranteed interest account, net...........      (81,316,769)      (56,367,362)
    Transfers for contract benefits and
      terminations...............................      (57,703,962)      (96,742,546)
    Contract maintenance charges.................       (8,272,098)       (8,208,358)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (73,552,814)       (6,154,575)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (299,000)          (11,093)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (552,392,494)       86,990,410
Net Assets -- Beginning of Period................    1,145,280,502     1,058,290,092
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   592,888,008    $1,145,280,502
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,597            11,109
  Units Redeemed.................................          (10,323)          (10,574)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (3,726)              535
                                                   ===============    ==============

                                                         EQ/Boston Advisors                   EQ/Calvert
                                                            Equity Income                Socially Responsible
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   1,709,506    $     713,731    $     (596,506)  $   (734,440)
  Net realized gain (loss) on investments........     (5,007,006)      21,233,183          (675,783)     5,867,834
  Change in unrealized appreciation
    (depreciation) of investments................    (66,805,964)     (17,465,104)      (28,608,826)       563,148
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................    (70,103,464)       4,481,810       (29,881,115)     5,696,542
                                                   -------------    -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,954,321       27,799,851         5,781,713      7,527,710
    Transfers between funds including
      guaranteed interest account, net...........     10,982,143      (13,773,073)        1,659,449     (1,468,329)
    Transfers for contract benefits and
      terminations...............................     (9,708,716)     (12,782,293)       (3,334,442)    (3,062,301)
    Contract maintenance charges.................     (1,874,063)      (1,725,812)         (526,541)      (460,495)
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     25,353,685         (481,327)        3,580,179      2,536,585
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (127,317)              --           (31,001)            --
                                                   -------------    -------------    --------------   ------------
Increase (Decrease) in Net Assets................    (44,877,096)       4,000,483       (26,331,937)     8,233,127
Net Assets -- Beginning of Period................    202,348,213      198,347,730        62,426,361     54,193,234
                                                   -------------    -------------    --------------   ------------
Net Assets -- End of Period......................  $ 157,471,117    $ 202,348,213    $   36,094,424   $ 62,426,361
                                                   =============    =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         15,282            9,080             1,822          1,667
  Units Redeemed.................................         (7,368)          (7,729)           (1,489)        (1,494)
                                                   -------------    -------------    --------------   ------------
  Net Increase (Decrease)........................          7,914            1,351               333            173
                                                   =============    =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital
                                                           Guardian Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,829,881)  $  (6,227,880)
  Net realized gain (loss) on investments........       (3,137,954)      9,479,341
  Change in unrealized appreciation
    (depreciation) of investments................     (175,765,854)     10,004,790
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (183,733,689)     13,256,251
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       36,011,938      81,287,806
    Transfers between funds including
      guaranteed interest account, net...........          272,383       6,319,263
    Transfers for contract benefits and
      terminations...............................      (24,908,574)    (38,489,374)
    Contract maintenance charges.................       (3,683,428)     (2,813,497)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        7,692,319      46,304,198
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (314,998)         (2,386)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (176,356,368)     59,558,063
Net Assets -- Beginning of Period................      440,295,587     380,737,524
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   263,939,219   $ 440,295,587
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,098           9,528
  Units Redeemed.................................           (5,209)         (5,733)
                                                   ---------------   -------------
  Net Increase (Decrease)........................              889           3,795
                                                   ===============   =============

                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                         Guardian Research (c)                 High Yield Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,249,033)   $   (2,078,747)   $   9,286,531    $  7,563,864
  Net realized gain (loss) on investments........       34,860,177        93,236,134       (7,485,659)        280,475
  Change in unrealized appreciation
    (depreciation) of investments................     (581,110,378)     (150,182,401)     (33,083,367)     (6,865,010)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (552,499,234)      (59,025,014)     (31,282,495)        979,329
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       25,369,585        48,042,371       19,055,687      36,618,753
    Transfers between funds including
      guaranteed interest account, net...........     (105,957,845)      892,249,902        8,958,467      10,435,491
    Transfers for contract benefits and
      terminations...............................      (95,335,590)     (114,835,109)      (6,967,960)     (6,909,561)
    Contract maintenance charges.................      (11,096,916)       (8,780,504)      (1,509,637)       (993,955)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (187,020,766)      816,676,660       19,536,557      39,150,728
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (58,999)          161,583            2,999             (42)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (739,578,999)      757,813,229      (11,742,939)     40,130,015
Net Assets -- Beginning of Period................    1,497,371,182       739,557,953      143,504,892     103,374,877
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   757,792,183    $1,497,371,182    $ 131,761,953    $143,504,892
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,925            74,931            9,764           9,466
  Units Redeemed.................................          (19,878)          (17,915)          (7,025)         (3,785)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................          (16,953)           57,016            2,739           5,681
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Davis
                                                           New York Venture
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (2,474,216)   $ (1,601,399)
  Net realized gain (loss) on investments........      (11,064,766)      3,108,761
  Change in unrealized appreciation
    (depreciation) of investments................     (130,689,555)     (1,538,345)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (144,228,537)        (30,983)
                                                   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       75,415,343     135,833,888
    Transfers between funds including
      guaranteed interest account, net...........       51,212,766      85,354,705
    Transfers for contract benefits and
      terminations...............................      (10,623,100)     (7,097,003)
    Contract maintenance charges.................       (3,106,524)       (941,691)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      112,898,485     213,149,899
                                                   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,180,596)            (39)
                                                   ---------------    ------------
Increase (Decrease) in Net Assets................      (34,510,648)    213,118,877
Net Assets -- Beginning of Period................      277,420,617      64,301,740
                                                   ---------------    ------------
Net Assets -- End of Period......................  $   242,909,969    $277,420,617
                                                   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,626          21,573
  Units Redeemed.................................           (5,762)         (2,471)
                                                   ---------------    ------------
  Net Increase (Decrease)........................           11,864          19,102
                                                   ===============    ============

                                                                                                 EQ/Evergreen
                                                          EQ/Equity 500 Index                 International Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     3,267,677    $   (2,430,789)   $  65,495,492    $  2,476,493
  Net realized gain (loss) on investments........       13,446,841       115,413,902        7,956,127       1,619,880
  Change in unrealized appreciation
    (depreciation) of investments................     (588,331,784)      (55,926,961)     (67,209,876)      5,870,675
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (571,617,266)       57,056,152        6,241,743       9,967,048
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       68,657,789       117,566,722       73,793,425      42,372,676
    Transfers between funds including
      guaranteed interest account, net...........      (44,788,116)      (71,345,475)     162,751,963      68,191,027
    Transfers for contract benefits and
      terminations...............................     (104,782,497)     (155,335,344)     (20,102,077)     (5,474,549)
    Contract maintenance charges.................      (11,655,065)      (11,768,154)      (3,679,230)       (848,078)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (92,567,889)     (120,882,251)     212,764,081     104,241,076
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (380,000)          (49,140)      (5,766,813)            (17)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (664,565,155)      (63,875,239)     213,239,011     114,208,107
Net Assets -- Beginning of Period................    1,577,342,213     1,641,217,452      200,080,105      85,871,998
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   912,777,058    $1,577,342,213    $ 413,319,116    $200,080,105
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,494            10,400           34,200          12,715
  Units Redeemed.................................          (12,666)          (12,689)         (15,567)         (2,657)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................           (2,172)           (2,289)          18,633          10,058
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,287,298)   $  (2,229,322)
  Net realized gain (loss) on investments........     (4,442,278)      14,531,813
  Change in unrealized appreciation
    (depreciation) of investments................    (45,017,948)        (317,278)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (50,747,524)      11,985,213
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     10,409,823       18,111,345
    Transfers between funds including
      guaranteed interest account, net...........      5,139,584       18,096,362
    Transfers for contract benefits and
      terminations...............................    (10,628,166)     (12,051,857)
    Contract maintenance charges.................     (1,701,654)      (1,313,436)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      3,219,587       22,842,414
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (12,300)            (422)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (47,540,237)      34,827,205
Net Assets -- Beginning of Period................    176,544,619      141,717,414
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 129,004,382    $ 176,544,619
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,380            6,147
  Units Redeemed.................................         (6,001)          (4,521)
                                                   -------------    -------------
  Net Increase (Decrease)........................            379            1,626
                                                   =============    =============

                                                                                               EQ/Franklin
                                                          EQ/Franklin Income                 Small Cap Value
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    26,339,942   $  11,493,316    $     (282,146)  $   (493,776)
  Net realized gain (loss) on investments........      (25,473,569)      5,513,796        (8,686,880)       891,688
  Change in unrealized appreciation
    (depreciation) of investments................     (210,034,118)    (27,348,192)      (21,900,745)    (8,707,855)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (209,167,745)    (10,341,080)      (30,869,771)    (8,309,943)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       76,510,415     237,227,754        21,810,440     42,643,971
    Transfers between funds including
      guaranteed interest account, net...........       (8,634,358)    270,963,723        29,154,742      9,535,218
    Transfers for contract benefits and
      terminations...............................      (28,787,766)    (26,252,919)       (3,083,154)    (1,661,701)
    Contract maintenance charges.................       (6,278,297)     (2,650,387)         (794,269)      (266,104)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       32,809,994     479,288,171        47,087,759     50,251,384
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,000,828)            (79)       (2,911,325)            --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (179,358,579)    468,947,012        13,306,663     41,941,441
Net Assets -- Beginning of Period................      605,070,868     136,123,856        61,224,375     19,282,934
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   425,712,289   $ 605,070,868    $   74,531,038   $ 61,224,375
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,101          51,409            10,493          6,927
  Units Redeemed.................................          (14,077)         (6,727)           (4,820)        (2,424)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................            3,024          44,682             5,673          4,503
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Franklin Templeton
                                                        Founding Strategy (a)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    35,966,558   $   7,140,840
  Net realized gain (loss) on investments........      (26,485,382)       (994,457)
  Change in unrealized appreciation
    (depreciation) of investments................     (501,379,956)    (26,905,825)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (491,898,780)    (20,759,442)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      520,219,218     573,405,440
    Transfers between funds including
      guaranteed interest account, net...........      223,763,310     249,266,273
    Transfers for contract benefits and
      terminations...............................      (39,830,059)     (8,095,879)
    Contract maintenance charges.................       (9,501,659)       (603,954)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      694,650,810     813,971,880
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (42,839)        199,999
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      202,709,191     793,412,437
Net Assets -- Beginning of Period................      793,412,437               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   996,121,628   $ 793,412,437
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           94,300          85,911
  Units Redeemed.................................           (9,168)         (2,460)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           85,132          83,451
                                                   ===============   =============

                                                              EQ/GAMCO                           EQ/GAMCO
                                                      Mergers and Acquisitions             Small Company Value
                                                  --------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                  ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,223,527)    $   (834,621)   $    (3,884,593)  $  (3,716,987)
  Net realized gain (loss) on investments........      1,037,676        7,456,848          6,189,537      28,644,152
  Change in unrealized appreciation
    (depreciation) of investments................    (20,056,018)      (5,768,786)      (172,866,113)     (6,392,804)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................    (20,241,869)         853,441       (170,561,169)     18,534,361
                                                   -------------     ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     16,641,524       34,611,090         87,585,184     135,160,984
    Transfers between funds including
      guaranteed interest account, net...........    (10,708,187)      15,605,530         28,597,473      94,223,934
    Transfers for contract benefits and
      terminations...............................     (5,144,520)      (4,804,492)       (18,342,653)    (18,318,916)
    Contract maintenance charges.................     (1,465,331)        (933,725)        (5,098,441)     (2,975,379)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (676,514)      44,478,403         92,741,563     208,090,623
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (33,346)          99,989            (45,511)         99,996
                                                   -------------     ------------    ---------------   -------------
Increase (Decrease) in Net Assets................    (20,951,729)      45,431,833        (77,865,117)    226,724,980
Net Assets -- Beginning of Period................    131,969,742       86,537,909        470,581,831     243,856,851
                                                   -------------     ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 111,018,013     $131,969,742    $   392,716,714   $ 470,581,831
                                                   =============     ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          3,900            5,603              6,224           9,458
  Units Redeemed.................................         (3,992)          (1,892)            (3,104)         (2,753)
                                                   -------------     ------------    ---------------   -------------
  Net Increase (Decrease)........................            (92)           3,711              3,120           6,705
                                                   =============     ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/International
                                                               Core PLUS
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $        93,764    $  (11,099,081)
  Net realized gain (loss) on investments........       23,751,257       281,548,796
  Change in unrealized appreciation
    (depreciation) of investments................     (488,516,584)     (143,168,641)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (464,671,563)      127,281,074
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       53,379,072        82,354,390
    Transfers between funds including
      guaranteed interest account, net...........        9,893,762       (75,301,686)
    Transfers for contract benefits and
      terminations...............................      (59,946,839)      (75,816,636)
    Contract maintenance charges.................       (8,694,364)       (8,118,467)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (5,368,369)      (76,882,399)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (7,110)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (470,039,932)       50,391,565
Net Assets -- Beginning of Period................    1,024,362,413       973,970,848
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   554,322,481    $1,024,362,413
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,626             8,052
  Units Redeemed.................................          (11,142)          (13,162)
                                                   ---------------    --------------
  Net Increase (Decrease)........................             (516)           (5,110)
                                                   ===============    ==============

                                                      EQ/International ETF          EQ/International Growth
                                                  ---------------------------- ----------------------------------
                                                        2008          2007            2008             2007
                                                  --------------- ------------ ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     152,463   $   60,919   $    (1,175,603)   $ (1,187,347)
  Net realized gain (loss) on investments........       (319,534)      20,344        (9,610,248)     18,033,828
  Change in unrealized appreciation
    (depreciation) of investments................     (1,432,902)     279,135      (105,847,924)        326,276
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (1,599,973)     360,398      (116,633,775)     17,172,757
                                                   -------------   ----------   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --        44,238,330      65,008,893
    Transfers between funds including
      guaranteed interest account, net...........             --           --        14,441,973      80,380,411
    Transfers for contract benefits and
      terminations...............................             --           --        (9,281,621)     (7,522,680)
    Contract maintenance charges.................             --           --        (2,559,727)     (1,136,646)
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --        46,838,955     136,729,978
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (500,000)          --           103,999             (17)
                                                   -------------   ----------   ---------------    ------------
Increase (Decrease) in Net Assets................     (2,099,973)     360,398       (69,690,821)    153,902,718
Net Assets -- Beginning of Period................      3,703,857    3,343,459       237,738,956      83,836,238
                                                   -------------   ----------   ---------------    ------------
Net Assets -- End of Period......................  $   1,603,884   $3,703,857   $   168,048,135    $237,738,956
                                                   =============   ==========   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --            11,798          14,739
  Units Redeemed.................................             --           --            (7,568)         (4,434)
                                                   -------------   ----------   ---------------    ------------
  Net Increase (Decrease)........................             --           --             4,230          10,305
                                                   =============   ==========   ===============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/JPMorgan
                                                               Core Bond
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    28,459,286    $   36,992,085
  Net realized gain (loss) on investments........      (33,827,360)       (1,384,245)
  Change in unrealized appreciation
    (depreciation) of investments................     (114,440,875)      (15,337,364)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,808,949)       20,270,476
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       42,075,735       111,814,271
    Transfers between funds including
      guaranteed interest account, net...........     (172,293,479)       12,407,294
    Transfers for contract benefits and
      terminations...............................      (97,989,775)     (125,039,236)
    Contract maintenance charges.................      (10,044,167)       (9,052,018)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (238,251,686)       (9,869,689)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (76,301)          (15,725)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (358,136,936)       10,385,062
Net Assets -- Beginning of Period................    1,271,481,983     1,261,096,921
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   913,345,047    $1,271,481,983
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,426            15,903
  Units Redeemed.................................          (25,935)          (15,097)
                                                   ---------------    --------------
  Net Increase (Decrease)........................          (19,509)              806
                                                   ===============    ==============

                                                              EQ/JPMorgan                        EQ/Large Cap
                                                          Value Opportunities                     Core PLUS
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,064,921   $      (594,482)  $    (2,128,351)  $    (934,831)
  Net realized gain (loss) on investments........      (16,710,861)       94,004,642        (8,730,231)     67,447,660
  Change in unrealized appreciation
    (depreciation) of investments................     (141,195,370)     (103,900,210)      (75,404,584)    (59,398,695)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (156,841,310)      (10,490,050)      (86,263,166)      7,114,134
                                                   ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       10,736,796        33,789,166         5,525,159      10,302,391
    Transfers between funds including
      guaranteed interest account, net...........      (25,761,728)      (30,654,913)      (10,481,074)    (19,399,231)
    Transfers for contract benefits and
      terminations...............................      (35,229,962)      (63,195,761)      (21,858,504)    (39,046,480)
    Contract maintenance charges.................       (2,218,023)       (2,543,075)       (1,432,614)     (1,590,512)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (52,472,917)      (62,604,583)      (28,247,033)    (49,733,832)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (266,998)           (4,955)               --         (14,102)
                                                   ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (209,581,225)      (73,099,588)     (114,510,199)    (42,633,800)
Net Assets -- Beginning of Period................      420,150,483       493,250,071       243,870,504     286,504,304
                                                   ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period......................  $   210,569,258   $   420,150,483   $   129,360,305   $ 243,870,504
                                                   ===============   ===============   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            1,967             4,550             1,617           1,691
  Units Redeemed.................................           (6,183)           (8,344)           (4,811)         (6,258)
                                                   ---------------   ---------------   ---------------   -------------
  Net Increase (Decrease)........................           (4,216)           (3,794)           (3,194)         (4,567)
                                                   ===============   ===============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Large Cap
                                                             Growth Index
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,384,494)  $  (5,772,220)
  Net realized gain (loss) on investments........         (753,175)      3,398,259
  Change in unrealized appreciation
    (depreciation) of investments................     (145,142,612)     47,055,787
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (150,280,281)     44,681,826
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       24,221,650      37,810,987
    Transfers between funds including
      guaranteed interest account, net...........       (6,728,431)     (9,593,154)
    Transfers for contract benefits and
      terminations...............................      (29,710,764)    (43,777,926)
    Contract maintenance charges.................       (2,752,474)     (2,371,345)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (14,970,019)    (17,931,438)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,000         (11,979)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (165,233,300)     26,738,409
Net Assets -- Beginning of Period................      411,165,560     384,427,151
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   245,932,260   $ 411,165,560
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,807           6,563
  Units Redeemed.................................          (10,140)        (10,357)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (3,333)         (3,794)
                                                   ===============   =============

                                                             EQ/Large Cap                       EQ/Large Cap
                                                             Growth PLUS                        Value Index
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,847,420)  $  (3,115,637)   $      (173,543)  $  (2,845,557)
  Net realized gain (loss) on investments........        3,819,000      14,111,167        (14,982,245)      6,960,177
  Change in unrealized appreciation
    (depreciation) of investments................     (134,073,469)     25,048,213        (88,532,502)    (18,747,929)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (134,101,889)     36,043,743       (103,688,290)    (14,633,309)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,776,388      29,398,855         14,398,302      40,646,668
    Transfers between funds including
      guaranteed interest account, net...........      (34,904,608)     63,462,388         (9,927,410)    (12,553,838)
    Transfers for contract benefits and
      terminations...............................      (22,544,757)    (33,664,941)        (6,397,649)     (8,727,650)
    Contract maintenance charges.................       (2,362,155)     (1,660,190)        (1,535,834)     (1,637,542)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (36,035,132)     57,536,112         (3,462,591)     17,727,638
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (226,500)         (6,023)                --             (15)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (170,363,521)     93,573,832       (107,150,881)      3,094,314
Net Assets -- Beginning of Period................      363,588,305     270,014,473        183,660,886     180,566,572
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   193,224,784   $ 363,588,305    $    76,510,005   $ 183,660,886
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,289           8,416              4,886           4,986
  Units Redeemed.................................           (8,073)         (4,572)            (5,297)         (3,408)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (2,784)          3,844               (411)          1,578
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Large Cap
                                                              Value PLUS (g)
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      23,923,165    $    3,190,690
  Net realized gain (loss) on investments........        (33,805,389)      295,176,429
  Change in unrealized appreciation
    (depreciation) of investments................       (936,768,121)     (444,902,189)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................       (946,650,345)     (146,535,070)
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         55,111,908       170,996,564
    Transfers between funds including
      guaranteed interest account, net...........       (196,962,458)      676,449,939
    Transfers for contract benefits and
      terminations...............................       (129,154,256)     (184,807,241)
    Contract maintenance charges.................        (17,490,591)      (16,755,326)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (288,495,397)      645,883,936
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             64,001            (8,009)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................     (1,235,081,741)      499,340,857
Net Assets -- Beginning of Period................      2,350,077,348     1,850,736,491
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   1,114,995,607    $2,350,077,348
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................              5,339            63,216
  Units Redeemed.................................            (27,652)          (23,204)
                                                   -----------------    --------------
  Net Increase (Decrease)........................            (22,313)           40,012
                                                   =================    ==============

                                                                                             EQ/Lord Abbett
                                                          EQ/Long Term Bond                 Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $  5,363,057     $  2,933,011    $       83,982   $    (501,314)
  Net realized gain (loss) on investments........        466,465         (530,683)       (3,353,099)     12,151,925
  Change in unrealized appreciation
    (depreciation) of investments................        557,676        3,827,867       (52,452,677)     (8,920,319)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      6,387,198        6,230,195       (55,721,794)      2,730,292
                                                    ------------     ------------    --------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     13,144,485       19,023,154        14,924,350      30,910,383
    Transfers between funds including
      guaranteed interest account, net...........     10,868,505       12,350,753        (5,583,383)     (9,982,533)
    Transfers for contract benefits and
      terminations...............................     (7,297,430)      (5,506,029)       (6,293,266)    (10,470,126)
    Contract maintenance charges.................     (1,183,131)        (747,250)       (1,322,119)     (1,167,373)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     15,532,429       25,120,628         1,725,582       9,290,351
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (34,509)              --        (3,650,654)             --
                                                    ------------     ------------    --------------   -------------
Increase (Decrease) in Net Assets................     21,885,118       31,350,823       (57,646,866)     12,020,643
Net Assets -- Beginning of Period................    114,656,454       83,305,631       151,193,748     139,173,105
                                                    ------------     ------------    --------------   -------------
Net Assets -- End of Period......................   $136,541,572     $114,656,454    $   93,546,882   $ 151,193,748
                                                    ============     ============    ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          8,936            7,557             2,682           4,513
  Units Redeemed.................................         (6,924)          (4,873)           (2,490)         (3,769)
                                                    ------------     ------------    --------------   -------------
  Net Increase (Decrease)........................          2,012            2,684               192             744
                                                    ============     ============    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Lord Abbett                    EQ/Lord Abbett
                                                           Large Cap Core                    Mid Cap Value
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (262,527)  $   (403,400)   $        69,833   $  (2,672,202)
  Net realized gain (loss) on investments........      (3,275,849)     5,496,227         (6,264,778)     31,557,447
  Change in unrealized appreciation
    (depreciation) of investments................     (30,541,689)       212,541       (117,086,130)    (37,151,529)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (34,080,065)     5,305,368       (123,281,075)     (8,266,284)
                                                   --------------   ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      13,537,401     16,067,399         30,853,855      80,614,716
    Transfers between funds including
      guaranteed interest account, net...........      31,639,977     11,520,031         (1,595,975)     24,758,315
    Transfers for contract benefits and
      terminations...............................      (4,269,182)    (3,527,075)       (10,866,745)    (12,908,381)
    Contract maintenance charges.................      (1,052,344)      (508,010)        (2,884,939)     (2,273,152)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      39,855,852     23,552,345         15,506,196      90,191,498
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (2,574,002)            --         (3,319,727)             --
                                                   --------------   ------------    ---------------   -------------
Increase (Decrease) in Net Assets................       3,201,785     28,857,713       (111,094,606)     81,925,214
Net Assets -- Beginning of Period................      82,042,363     53,184,650        301,405,216     219,480,002
                                                   --------------   ------------    ---------------   -------------
Net Assets -- End of Period......................  $   85,244,148   $ 82,042,363    $   190,310,610   $ 301,405,216
                                                   ==============   ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           7,001          3,381              6,109          12,288
  Units Redeemed.................................          (3,312)        (1,505)            (4,604)         (5,438)
                                                   --------------   ------------    ---------------   -------------
  Net Increase (Decrease)........................           3,689          1,876              1,505           6,850
                                                   ==============   ============    ===============   =============

                                                            EQ/Marsico Focus
                                                  ------------------------------------
                                                         2008               2007
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   (8,227,112)   $  (22,776,187)
  Net realized gain (loss) on investments........       39,820,399       236,799,514
  Change in unrealized appreciation
    (depreciation) of investments................     (832,575,684)       (7,038,803)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (800,982,397)      206,984,524
                                                    --------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      168,142,262       230,174,261
    Transfers between funds including
      guaranteed interest account, net...........      (23,278,056)      (31,417,755)
    Transfers for contract benefits and
      terminations...............................      (92,517,279)     (126,245,484)
    Contract maintenance charges.................      (17,082,652)      (14,839,784)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       35,264,275        57,671,238
                                                    --------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (487,000)           (7,221)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................     (766,205,122)      264,648,541
Net Assets -- Beginning of Period................    1,909,859,842     1,645,211,301
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,143,654,720    $1,909,859,842
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           18,185            18,999
  Units Redeemed.................................          (15,258)          (14,270)
                                                    --------------    --------------
  Net Increase (Decrease)........................            2,927             4,729
                                                    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Mid Cap
                                                                 Index
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,537,675)   $  (15,351,363)
  Net realized gain (loss) on investments........      (24,256,556)      177,355,115
  Change in unrealized appreciation
    (depreciation) of investments................     (472,975,556)      (99,558,417)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (501,769,787)       62,445,335
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       59,080,324       115,889,468
    Transfers between funds including
      guaranteed interest account, net...........      (32,303,620)      (43,777,381)
    Transfers for contract benefits and
      terminations...............................      (51,574,835)      (79,876,311)
    Contract maintenance charges.................       (8,240,422)       (8,555,184)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (33,038,553)      (16,319,408)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (5,275)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (534,808,340)       46,120,652
Net Assets -- Beginning of Period................    1,035,825,077       989,704,425
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   501,016,737    $1,035,825,077
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            8,705            10,091
  Units Redeemed.................................          (11,260)          (11,835)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (2,555)           (1,744)
                                                   ===============    ==============

                                                              EQ/Mid Cap
                                                              Value PLUS                        EQ/Money Market
                                                  ----------------------------------- ------------------------------------
                                                         2008              2007              2008               2007
                                                  ----------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      (382,625)  $    (4,610,290)   $    5,303,985    $    23,246,551
  Net realized gain (loss) on investments........      (79,877,282)      260,539,525           (71,662)          (211,185)
  Change in unrealized appreciation
    (depreciation) of investments................     (212,234,558)     (277,118,388)          (62,631)           222,973
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    operations...................................     (292,494,465)      (21,189,153)        5,169,692         23,258,339
                                                   ---------------   ---------------    --------------    ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       17,465,982        72,453,587       737,101.790        459,390,401
    Transfers between funds including
      guaranteed interest account, net...........      (86,089,191)     (105,491,837)      301,263,885        256,278,645
    Transfers for contract benefits and
      terminations...............................      (44,393,137)      (75,035,606)     (392,439,992)      (495,059,766)
    Contract maintenance charges.................       (6,313,342)       (7,592,654)       (8,372,217)        (5,120,378)
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (119,329,688)     (115,666,510)      637,553,466        215,488,902
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (122,000)           (6,127)         (270,893)            14,278
                                                   ---------------   ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     (411,946,153)     (136,861,790)      642,452,265        238,761,519
Net Assets -- Beginning of Period................      812,009,443       948,871,233       851,522,707        612,761,188
                                                   ---------------   ---------------    --------------    ---------------
Net Assets -- End of Period......................  $   400,063,290   $   812,009,443    $1,493,974,972    $   851,522,707
                                                   ===============   ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,829             5,715           101,142             73,489
  Units Redeemed.................................          (11,484)          (12,143)          (55,686)           (61,353)
                                                   ---------------   ---------------    --------------    ---------------
  Net Increase (Decrease)........................           (8,655)           (6,428)           45,456             12,136
                                                   ===============   ===============    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Montag & Caldwell
                                                               Growth
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,730,976)    $   (510,000)
  Net realized gain (loss) on investments........     (6,065,466)       1,724,061
  Change in unrealized appreciation
    (depreciation) of investments................    (53,756,587)       5,944,169
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    operations...................................    (61,553,029)       7,158,230
                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     28,840,231       11,709,118
    Transfers between funds including
      guaranteed interest account, net...........     84,271,697       55,312,746
    Transfers for contract benefits and
      terminations...............................     (6,620,843)      (3,261,364)
    Contract maintenance charges.................     (1,581,869)        (373,381)
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    104,909,216       63,387,119
                                                   -------------     ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (138,933)              --
                                                   -------------     ------------
Increase (Decrease) in Net Assets................     43,217,254       70,545,349
Net Assets -- Beginning of Period................    100,681,466       30,136,117
                                                   -------------     ------------
Net Assets -- End of Period......................  $ 143,898,720     $100,681,466
                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         39,334           14,727
  Units Redeemed.................................        (14,430)          (2,510)
                                                   -------------     ------------
  Net Increase (Decrease)........................         24,904           12,217
                                                   =============     ============

                                                                                              EQ/Oppenheimer
                                                           EQ/Mutual Shares                       Global
                                                  ---------------------------------- ---------------------------------
                                                         2008             2007             2008             2007
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,293,951   $  (4,133,571)   $     (171,937)   $   (670,358)
  Net realized gain (loss) on investments........      (17,044,008)      3,865,724       (10,852,762)      2,120,164
  Change in unrealized appreciation
    (depreciation) of investments................     (126,766,530)     (9,039,783)      (51,264,819)     (1,198,545)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (137,516,587)     (9,307,630)      (62,289,518)        251,261
                                                   ---------------   -------------    --------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,815,910     169,234,897        27,145,149      56,803,015
    Transfers between funds including
      guaranteed interest account, net...........      (35,013,356)    123,656,655        16,514,971      37,905,119
    Transfers for contract benefits and
      terminations...............................      (11,816,877)    (12,293,363)       (4,909,832)     (2,231,694)
    Contract maintenance charges.................       (3,499,476)     (1,626,668)       (1,293,315)       (313,754)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,513,799)    278,971,521        37,456,973      92,162,686
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (18,384,000)            (43)       (6,490,003)            (16)
                                                   ---------------   -------------    --------------    ------------
Increase (Decrease) in Net Assets................     (168,414,386)    269,663,848       (31,322,548)     92,413,931
Net Assets -- Beginning of Period................      373,766,283     104,102,435       120,697,952      28,284,021
                                                   ---------------   -------------    --------------    ------------
Net Assets -- End of Period......................  $   205,351,897   $ 373,766,283    $   89,375,404    $120,697,952
                                                   ===============   =============    ==============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            7,703          30,452             7,529           8,995
  Units Redeemed.................................           (9,140)         (5,331)           (3,931)         (1,103)
                                                   ---------------   -------------    --------------    ------------
  Net Increase (Decrease)........................           (1,437)         25,121             3,598           7,892
                                                   ===============   =============    ==============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Oppenheimer                   EQ/Oppenheimer
                                                      Main Street Opportunity           Main Street Small Cap
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (220,210)  $   (163,878)   $     (805,508)  $   (601,043)
  Net realized gain (loss) on investments........      (5,044,440)     2,788,609        (5,946,189)     1,112,009
  Change in unrealized appreciation
    (depreciation) of investments................     (16,088,699)    (2,875,869)      (26,326,303)    (5,108,656)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (21,353,349)      (251,138)      (33,078,000)    (4,597,690)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       6,725,792     18,510,013        15,379,062     33,472,851
    Transfers between funds including
      guaranteed interest account, net...........       1,496,217     13,290,476         5,271,746     23,744,238
    Transfers for contract benefits and
      terminations...............................      (1,528,559)    (1,167,130)       (2,047,617)    (1,970,130)
    Contract maintenance charges.................        (382,352)      (150,501)         (676,595)      (213,438)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       6,311,098     30,482,858        17,926,596     55,033,521
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (996,499)            --        (1,497,003)            --
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (16,038,750)    30,231,720       (16,648,407)    50,435,831
Net Assets -- Beginning of Period................      49,060,044     18,828,324        71,006,974     20,571,143
                                                   --------------   ------------    --------------   ------------
Net Assets -- End of Period......................  $   33,021,294   $ 49,060,044    $   54,358,567   $ 71,006,974
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           2,441          3,606             4,009          6,126
  Units Redeemed.................................          (1,788)          (937)           (2,073)        (1,380)
                                                   --------------   ------------    --------------   ------------
  Net Increase (Decrease)........................             653          2,669             1,936          4,746
                                                   ==============   ============    ==============   ============

                                                               EQ/PIMCO
                                                             Real Return
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    13,950,836   $   5,847,847
  Net realized gain (loss) on investments........       55,798,470       3,829,324
  Change in unrealized appreciation
    (depreciation) of investments................     (139,568,977)     28,562,465
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      (69,819,671)     38,239,636
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      141,377,956      79,109,648
    Transfers between funds including
      guaranteed interest account, net...........      420,851,015      88,930,409
    Transfers for contract benefits and
      terminations...............................      (52,885,920)    (20,859,358)
    Contract maintenance charges.................       (8,645,672)     (2,950,283)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      500,697,379     144,230,416
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           48,998          99,653
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      430,926,706     182,569,705
Net Assets -- Beginning of Period................      486,950,498     304,380,793
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   917,877,204   $ 486,950,498
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           78,030          25,813
  Units Redeemed.................................          (32,285)        (11,343)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           45,745          14,470
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Quality
                                                              Bond PLUS
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  13,394,151    $  13,408,270
  Net realized gain (loss) on investments........     (7,378,896)      (1,983,580)
  Change in unrealized appreciation
    (depreciation) of investments................    (36,321,748)         122,499
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (30,306,493)      11,547,189
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     29,785,877       39,166,371
    Transfers between funds including
      guaranteed interest account, net...........    (32,254,968)       9,052,896
    Transfers for contract benefits and
      terminations...............................    (30,268,685)     (35,131,052)
    Contract maintenance charges.................     (3,825,471)      (3,103,980)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (36,563,247)       9,984,235
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         27,469          135,459
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (66,842,271)      21,666,883
Net Assets -- Beginning of Period................    393,129,672      371,462,789
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 326,287,401    $ 393,129,672
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,787            7,550
  Units Redeemed.................................         (9,265)          (6,206)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (2,478)           1,344
                                                   =============    =============

                                                              EQ/Short                          EQ/Small
                                                           Duration Bond                     Company Index
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   6,682,416    $  2,148,882    $    (2,243,783)  $    (785,522)
  Net realized gain (loss) on investments........     (1,147,459)        954,551         18,489,387      57,778,402
  Change in unrealized appreciation
    (depreciation) of investments................    (10,470,086)       (412,042)      (168,643,358)    (71,918,814)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (4,935,129)      2,691,391       (152,397,754)    (14,925,934)
                                                   -------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     26,888,122      17,276,944         25,484,049      57,163,322
    Transfers between funds including
      guaranteed interest account, net...........     49,540,870       7,351,269         (8,035,308)    (32,828,333)
    Transfers for contract benefits and
      terminations...............................     (9,396,284)     (5,974,974)       (23,331,058)    (36,399,028)
    Contract maintenance charges.................     (1,095,337)       (514,672)        (3,832,287)     (3,782,262)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     65,937,371      18,138,567         (9,714,604)    (15,846,301)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             168          80,116            (13,000)         (2,322)
                                                   -------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................     61,002,410      20,910,074       (162,125,358)    (30,774,557)
Net Assets -- Beginning of Period................     80,793,118      59,883,044        444,692,315     475,466,872
                                                   -------------    ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 141,795,528    $ 80,793,118    $   282,566,957   $ 444,692,315
                                                   =============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         12,083           7,585              5,604           5,902
  Units Redeemed.................................         (5,808)         (5,817)            (6,112)         (6,674)
                                                   -------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................          6,275           1,768               (508)           (772)
                                                   =============    ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/T. Rowe Price
                                                           Growth Stock (d)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,532,364)  $  (2,277,057)
  Net realized gain (loss) on investments........       (1,812,083)     24,486,444
  Change in unrealized appreciation
    (depreciation) of investments................     (120,650,775)    (25,648,683)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (125,995,222)     (3,439,296)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,208,023      23,853,471
    Transfers between funds including
      guaranteed interest account, net...........           73,817     236,913,422
    Transfers for contract benefits and
      terminations...............................      (18,802,621)    (16,236,193)
    Contract maintenance charges.................       (2,409,909)     (1,332,712)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        2,069,310     243,197,988
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          123,317          17,686
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (123,802,595)    239,776,378
Net Assets -- Beginning of Period................      291,072,093      51,295,715
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   167,269,498   $ 291,072,093
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,607          16,936
  Units Redeemed.................................           (3,534)         (2,262)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            1,073          14,674
                                                   ===============   =============

                                                         EQ/Templeton Growth            EQ/UBS Growth and Income
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       121,902   $  (1,911,943)   $     (154,237)  $   (521,621)
  Net realized gain (loss) on investments........      (15,288,794)      3,536,098        (2,709,534)     4,179,584
  Change in unrealized appreciation
    (depreciation) of investments................      (95,839,083)     (7,014,476)      (30,779,777)    (4,590,749)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (111,005,975)     (5,390,321)      (33,643,548)      (932,786)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       26,301,609     135,146,323         6,896,212     20,770,619
    Transfers between funds including
      guaranteed interest account, net...........      (36,421,901)     97,981,466        (5,415,471)      (834,027)
    Transfers for contract benefits and
      terminations...............................       (9,571,998)    (10,373,599)       (3,505,033)    (4,420,849)
    Contract maintenance charges.................       (2,661,067)     (1,272,154)         (759,129)      (678,483)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (22,353,357)    221,482,036        (2,783,421)    14,837,260
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,057,741)            (45)               --             --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (136,417,073)    216,091,670       (36,426,969)    13,904,474
Net Assets -- Beginning of Period................      286,214,630      70,122,960        84,497,331     70,592,857
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   149,797,557   $ 286,214,630    $   48,070,362   $ 84,497,331
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,750          23,623             5,139          7,374
  Units Redeemed.................................           (8,149)         (3,676)           (5,300)        (3,934)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................           (2,399)         19,947              (161)         3,440
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Van Kampen
                                                        EQ/Van Kampen Comstock             Emerging Markets Equity
                                                  ---------------------------------- ------------------------------------
                                                         2008             2007              2008              2007
                                                  ----------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,146,291   $     423,457    $  (15,752,805)    $  (19,088,257)
  Net realized gain (loss) on investments........       (6,783,819)     18,648,767        65,154,201        446,664,476
  Change in unrealized appreciation
    (depreciation) of investments................     (103,659,127)    (32,146,462)     (985,591,293)         7,510,616
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (109,296,655)    (13,074,238)     (936,189,897)       435,086,835
                                                   ---------------   -------------    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       22,199,653      69,517,617       174,385,806        239,698,333
    Transfers between funds including
      guaranteed interest account, net...........         (286,039)     (9,510,659)      (86,789,044)        20,394,939
    Transfers for contract benefits and
      terminations...............................      (10,777,798)    (14,799,789)      (70,211,440)       (92,112,067)
    Contract maintenance charges.................       (2,816,201)     (2,425,684)      (12,474,163)       (10,268,253)
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        8,319,615      42,781,485         4,911,159        157,712,952
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,318,600)            (21)          (61,501)            (4,056)
                                                   ---------------   -------------    --------------     --------------
Increase (Decrease) in Net Assets................     (104,295,640)     29,707,226      (931,340,239)       592,795,731
Net Assets -- Beginning of Period................      289,349,061     259,641,835     1,627,458,066      1,034,662,335
                                                   ---------------   -------------    --------------     --------------
Net Assets -- End of Period......................  $   185,053,421   $ 289,349,061    $  696,117,827     $1,627,458,066
                                                   ===============   =============    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,848           7,869            16,383             20,750
  Units Redeemed.................................           (4,779)         (4,366)          (15,994)           (15,196)
                                                   ---------------   -------------    --------------     --------------
  Net Increase (Decrease)........................            1,069           3,503               389              5,554
                                                   ===============   =============    ==============     ==============

                                                            EQ/Van Kampen
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,334,837)  $  (2,224,184)
  Net realized gain (loss) on investments........      (10,432,354)     21,157,345
  Change in unrealized appreciation
    (depreciation) of investments................     (166,657,947)     11,739,869
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (181,425,138)     30,673,030
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       56,603,270      66,008,687
    Transfers between funds including
      guaranteed interest account, net...........       38,012,249     113,561,380
    Transfers for contract benefits and
      terminations...............................      (13,513,191)    (10,270,623)
    Contract maintenance charges.................       (3,275,653)     (1,551,753)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       77,826,675     167,747,691
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (4,880,466)             --
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (108,478,929)    198,420,721
Net Assets -- Beginning of Period................      318,831,613     120,410,892
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   210,352,684   $ 318,831,613
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           12,774          13,520
  Units Redeemed.................................           (7,072)         (2,703)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            5,702          10,817
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Van Kampen
                                                         Real Estate (b) (f)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     4,167,850   $   1,071,250
  Net realized gain (loss) on investments........      (18,424,192)      7,562,359
  Change in unrealized appreciation
    (depreciation) of investments................     (172,012,766)    (53,491,083)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,269,108)    (44,857,474)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       46,435,201      27,648,694
    Transfers between funds including
      guaranteed interest account, net...........        4,518,438     479,842,930
    Transfers for contract benefits and
      terminations...............................      (20,218,542)     (9,756,305)
    Contract maintenance charges.................       (4,671,321)     (1,620,650)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       26,063,776     496,114,669
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (253,593)        200,000
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (160,458,925)    451,457,195
Net Assets -- Beginning of Period................      451,457,195               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   290,998,270   $ 451,457,195
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           15,583          59,830
  Units Redeemed.................................          (11,694)         (5,355)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            3,889          54,475
                                                   ===============   =============

                                                            Multimanager                      Multimanager
                                                          Aggressive Equity                     Core Bond
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,118,102)   $  (1,993,654)   $  23,798,189    $  17,362,876
  Net realized gain (loss) on investments........     (1,624,330)       7,992,369       15,603,058       (4,088,282)
  Change in unrealized appreciation
    (depreciation) of investments................    (58,474,374)       5,935,319      (31,731,111)      17,212,374
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (61,216,806)      11,934,034        7,670,136       30,486,968
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,564,526       15,553,578       41,424,004       37,696,538
    Transfers between funds including
      guaranteed interest account, net...........     (5,793,823)     (17,886,983)      97,217,901       (3,279,239)
    Transfers for contract benefits and
      terminations...............................     (8,692,522)     (13,188,187)     (58,488,580)     (56,661,798)
    Contract maintenance charges.................       (926,538)        (935,087)      (7,142,205)      (5,397,440)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (5,848,357)     (16,456,679)      73,011,120      (27,641,939)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (2,000)              --            7,001           (4,366)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets................    (67,067,163)      (4,522,645)      80,688,257        2,840,663
Net Assets -- Beginning of Period................    134,809,808      139,332,453      654,064,476      651,223,813
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period......................  $  67,742,645    $ 134,809,808    $ 734,752,733    $ 654,064,476
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          1,451            1,437           20,826           12,768
  Units Redeemed.................................         (1,314)          (1,774)         (14,144)         (14,981)
                                                   -------------    -------------    -------------    -------------
  Net Increase (Decrease)........................            137             (337)           6,682           (2,213)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                             Health Care
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (4,239,081)   $  (4,476,018)
  Net realized gain (loss) on investments........     (3,807,436)      32,370,131
  Change in unrealized appreciation
    (depreciation) of investments................    (85,613,153)      (6,588,306)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (93,659,670)      21,305,807
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,550,911       35,569,857
    Transfers between funds including
      guaranteed interest account, net...........      8,327,100       (4,934,070)
    Transfers for contract benefits and
      terminations...............................    (16,493,478)     (19,346,186)
    Contract maintenance charges.................     (3,288,603)      (2,671,786)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     14,095,930        8,617,815
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         19,462           91,984
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (79,544,278)      30,015,606
Net Assets -- Beginning of Period................    320,883,761      290,868,155
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 241,339,483    $ 320,883,761
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          7,357            5,154
  Units Redeemed.................................         (6,349)          (4,577)
                                                   -------------    -------------
  Net Increase (Decrease)........................          1,008              577
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                              High Yield                    International Equity
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    52,758,725   $  53,414,827    $       486,272   $  (4,709,108)
  Net realized gain (loss) on investments........      (38,020,929)         42,690          8,237,064      81,851,913
  Change in unrealized appreciation
    (depreciation) of investments................     (201,076,743)    (38,526,322)      (341,084,511)    (13,590,584)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,338,947)     14,931,195       (332,361,175)     63,552,221
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       29,911,093      75,108,248         56,365,595      97,829,235
    Transfers between funds including
      guaranteed interest account, net...........     (119,893,179)    (49,472,822)       (10,558,070)     (3,480,572)
    Transfers for contract benefits and
      terminations...............................      (64,454,973)    (89,853,713)       (31,963,390)    (40,679,469)
    Contract maintenance charges.................       (7,024,175)     (6,997,321)        (5,916,942)     (5,298,150)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (161,461,234)    (71,215,608)         7,927,193      48,371,044
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           78,000         (11,818)            (9,998)         (2,709)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (347,722,181)    (56,296,231)      (324,443,980)    111,920,556
Net Assets -- Beginning of Period................      879,528,892     935,825,123        680,519,809     568,599,253
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   531,806,711   $ 879,528,892    $   356,075,829   $ 680,519,809
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            3,397           7,880              8,713          10,956
  Units Redeemed.................................          (11,958)         (9,385)            (8,554)         (8,462)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (8,561)         (1,505)               159           2,494
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                        Large Cap Core Equity
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,282,817)   $  (1,861,159)
  Net realized gain (loss) on investments........     (3,053,168)      23,483,211
  Change in unrealized appreciation
    (depreciation) of investments................    (63,496,754)     (15,770,813)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (67,832,739)       5,851,239
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,354,533       16,575,734
    Transfers between funds including
      guaranteed interest account, net...........     (9,332,214)      (3,134,775)
    Transfers for contract benefits and
      terminations...............................    (11,469,633)     (13,817,236)
    Contract maintenance charges.................     (1,476,378)      (1,514,077)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (12,923,692)      (1,890,354)
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (20,000)          (1,216)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (80,776,431)       3,959,669
Net Assets -- Beginning of Period................    177,349,986      173,390,317
                                                   -------------    -------------
Net Assets -- End of Period......................  $  96,573,555    $ 177,349,986
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          2,988            3,239
  Units Redeemed.................................         (4,180)          (3,458)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (1,192)            (219)
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,718,749)  $  (4,535,388)   $      (319,364)  $  (2,319,683)
  Net realized gain (loss) on investments........       (9,797,892)     51,853,612        (16,837,588)     96,064,770
  Change in unrealized appreciation
    (depreciation) of investments................     (130,114,572)    (19,182,119)      (209,296,551)    (81,818,072)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (143,631,213)     28,136,105       (226,453,503)     11,927,015
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       16,849,861      25,722,038         49,428,992      66,592,837
    Transfers between funds including
      guaranteed interest account, net...........       (8,336,400)    (11,413,412)       (17,111,832)    (21,646,809)
    Transfers for contract benefits and
      terminations...............................      (17,897,682)    (24,380,314)       (30,886,054)    (46,326,446)
    Contract maintenance charges.................       (2,756,466)     (2,656,640)        (5,157,236)     (5,046,941)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,140,687)    (12,728,328)        (3,726,130)     (6,427,359)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,799          (1,538)           (22,001)         (2,128)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (155,754,101)     15,406,239       (230,201,634)      5,497,528
Net Assets -- Beginning of Period................      322,426,053     307,019,814        583,580,991     578,083,463
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   166,671,952   $ 322,426,053    $   353,379,357   $ 583,580,991
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,329           5,643              8,703           8,867
  Units Redeemed.................................           (6,618)         (7,225)            (9,492)         (9,490)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,289)         (1,582)              (789)           (623)
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,650,103)  $  (6,127,383)
  Net realized gain (loss) on investments........      (10,437,894)     56,472,196
  Change in unrealized appreciation
    (depreciation) of investments................     (161,055,636)     (9,234,848)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (176,143,633)     41,109,965
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       19,078,584      28,099,308
    Transfers between funds including
      guaranteed interest account, net...........      (14,926,472)    (27,419,637)
    Transfers for contract benefits and
      terminations...............................      (22,102,169)    (34,635,321)
    Contract maintenance charges.................       (3,456,566)     (3,654,882)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (21,406,623)    (37,610,532)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           27,430          (2,543)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (197,522,826)      3,496,890
Net Assets -- Beginning of Period................      414,235,593     410,738,703
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   216,712,767   $ 414,235,593
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,150           3,811
  Units Redeemed.................................           (6,229)         (7,128)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (2,079)         (3,317)
                                                   ===============   =============

                                                             Multimanager                       Multimanager
                                                            Mid Cap Value                   Small Cap Growth (e)
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,143,018)  $  (6,474,610)   $    (2,723,714)  $  (3,089,072)
  Net realized gain (loss) on investments........      (27,146,095)     39,617,747        (16,613,041)     29,308,643
  Change in unrealized appreciation
    (depreciation) of investments................     (107,537,998)    (36,433,587)       (81,669,836)    (33,439,325)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (137,827,111)     (3,290,450)      (101,006,591)     (7,219,754)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       20,268,911      39,192,130         19,629,713      30,977,521
    Transfers between funds including
      guaranteed interest account, net...........      (14,425,378)    (42,633,623)       (15,042,379)     84,485,220
    Transfers for contract benefits and
      terminations...............................      (23,248,754)    (34,927,644)        (8,451,130)    (12,954,807)
    Contract maintenance charges.................       (3,408,946)     (3,763,511)        (2,125,982)     (1,809,027)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (20,814,167)    (42,132,648)        (5,989,778)    100,698,907
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (39,702)         (2,426)        (3,699,991)      5,351,699
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (158,680,980)    (45,425,524)      (110,696,360)     98,830,852
Net Assets -- Beginning of Period................      393,114,656     438,540,180        246,233,562     147,402,710
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   234,433,676   $ 393,114,656    $   135,537,202   $ 246,233,562
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,114           4,292              7,074          21,675
  Units Redeemed.................................           (6,695)         (7,199)            (6,975)        (10,151)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,581)         (2,907)                99          11,524
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Small Cap Value
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,670,841)  $  (10,432,975)
  Net realized gain (loss) on investments........      (43,863,204)      91,427,573
  Change in unrealized appreciation
    (depreciation) of investments................     (199,190,979)    (174,133,468)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    operations...................................     (249,725,024)     (93,138,870)
                                                   ---------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       13,780,041       35,637,468
    Transfers between funds including
      guaranteed interest account, net...........      (69,210,950)    (121,687,075)
    Transfers for contract benefits and
      terminations...............................      (44,406,413)     (81,889,679)
    Contract maintenance charges.................       (5,530,698)      (7,121,145)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (105,368,020)    (175,060,431)
                                                   ---------------   --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (89,998)          (4,259)
                                                   ---------------   --------------
Increase (Decrease) in Net Assets................     (355,183,042)    (268,203,560)
Net Assets -- Beginning of Period................      724,153,552      992,357,112
                                                   ---------------   --------------
Net Assets -- End of Period......................  $   368,970,510   $  724,153,552
                                                   ===============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,332            2,804
  Units Redeemed.................................          (10,119)         (12,606)
                                                   ---------------   --------------
  Net Increase (Decrease)........................           (7,787)          (9,802)
                                                   ===============   ==============

                                                             Multimanager                    Target 2015
                                                              Technology                      Allocation
                                                  ---------------------------------- ----------------------------
                                                         2008             2007             2008          2007
                                                  ----------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,289,714)  $  (4,478,117)   $          --   $   34,195
  Net realized gain (loss) on investments........        4,441,497      25,150,618           45,811       13,099
  Change in unrealized appreciation
    (depreciation) of investments................     (179,730,920)     20,946,945          (86,045)      32,310
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (179,579,137)     41,619,446          (40,234)      79,604
                                                   ---------------   -------------    -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       35,208,395      39,472,575               --           --
    Transfers between funds including
      guaranteed interest account, net...........      (15,171,707)     49,358,494               --           --
    Transfers for contract benefits and
      terminations...............................      (18,827,762)    (25,270,554)              --           --
    Contract maintenance charges.................       (2,908,072)     (2,320,125)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (1,699,146)     61,240,390               --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (131,500)           (792)      (1,117,965)          --
                                                   ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets................     (181,409,783)    102,859,044       (1,158,199)      79,604
Net Assets -- Beginning of Period................      374,178,541     271,319,497        1,158,199    1,078,595
                                                   ---------------   -------------    -------------   ----------
Net Assets -- End of Period......................  $   192,768,758   $ 374,178,541    $          --   $1,158,199
                                                   ===============   =============    =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,081          12,042               --           --
  Units Redeemed.................................          (10,616)         (7,924)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net Increase (Decrease)........................             (535)          4,118               --           --
                                                   ===============   =============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Target 2025
                                                           Allocation
                                                  ----------------------------
                                                        2008          2007
                                                  --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $          --   $   28,857
  Net realized gain (loss) on investments........         54,278       14,417
  Change in unrealized appreciation
    (depreciation) of investments................       (103,585)      38,288
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................        (49,307)      81,562
                                                   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --
    Transfers between funds including
      guaranteed interest account, net...........             --           --
    Transfers for contract benefits and
      terminations...............................             --           --
    Contract maintenance charges.................             --           --
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --
                                                   -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....     (1,119,147)          --
                                                   -------------   ----------
Increase (Decrease) in Net Assets................     (1,168,454)      81,562
Net Assets -- Beginning of Period................      1,168,454    1,086,892
                                                   -------------   ----------
Net Assets -- End of Period......................  $          --   $1,168,454
                                                   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --
  Units Redeemed.................................             --           --
                                                   -------------   ----------
  Net Increase (Decrease)........................             --           --
                                                   =============   ==========

                                                         Target 2035                Target 2045
                                                          Allocation                 Allocation
                                                  -------------------------- --------------------------
                                                       2008         2007          2008         2007
                                                  ------------- ------------ ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    24,776   $   25,690   $    21,233   $   21,696
  Net realized gain (loss) on investments........       14,656       11,466        20,734       35,055
  Change in unrealized appreciation
    (depreciation) of investments................     (486,172)      45,236      (532,414)      30,737
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (446,740)      82,392      (490,447)      87,488
                                                   -----------   ----------   -----------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........           --           --            --           --
    Transfers between funds including
      guaranteed interest account, net...........           --           --            --           --
    Transfers for contract benefits and
      terminations...............................           --           --            --           --
    Contract maintenance charges.................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           --           --            --
                                                   -----------   ----------   -----------   ----------
Increase (Decrease) in Net Assets................     (446,740)      82,392      (490,447)      87,488
Net Assets -- Beginning of Period................    1,176,891    1,094,499     1,188,695    1,101,207
                                                   -----------   ----------   -----------   ----------
Net Assets -- End of Period......................  $   730,151   $1,176,891   $   698,248   $1,188,695
                                                   ===========   ==========   ===========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           --           --            --           --
  Units Redeemed.................................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net Increase (Decrease)........................           --           --            --           --
                                                   ===========   ==========   ===========   ==========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(d) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(e) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(f) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 78 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(7)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(5)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(9)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(8)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    (1) Formerly known as MarketPLUS International Core.
    (2) Formerly known as MarketPLUS Large Cap Core.
    (3) Formerly known as MarketPLUS Large Cap Growth.
    (4) Formerly known as MarketPLUS Mid Cap Value.
    (5) Formerly known as EQ/AllianceBernstein Value.
    (6) Formerly known as EQ/Legg Mason Value Equity.
    (7) Formerly known as EQ/AllianceBernstein Large Cap Growth.
    (8) Formerly known as EQ/AllianceBernstein Quality Bond.
    (9) Formerly known as EQ/FI Mid Cap.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                      Purchases          Sales
                                                                  ----------------- ---------------
AXA Aggressive Allocation......................................    $1,263,045,276    $353,094,813
AXA Conservative Allocation....................................     1,310,118,376     301,408,639
AXA Conservative-Plus Allocation...............................       829,955,973     275,575,452
AXA Moderate Allocation........................................     2,383,512,640     552,460,742
AXA Moderate-Plus Allocation...................................     3,421,329,485     801,139,485

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)

                                                       Purchases         Sales
                                                   ---------------- --------------
EQ/AllianceBernstein Common Stock...............       104,479,126    189,436,332
EQ/AllianceBernstein Intermediate Government
  Securities....................................       478,949,325    374,296,124
EQ/AllianceBernstein International..............       208,551,028    204,414,629
EQ/AllianceBernstein Small Cap Growth...........        86,083,767    101,427,338
EQ/Ariel Appreciation II........................    $   30,913,692   $ 17,462,009
EQ/AXA Rosenberg Value Long/Short Equity........        95,733,245     74,203,437
EQ/BlackRock Basic Value Equity.................       141,158,632    132,720,146
EQ/BlackRock International Value................       149,000,368    195,133,889
EQ/Boston Advisors Equity Income................        73,380,716     44,377,452
EQ/Calvert Socially Responsible.................        18,359,491     14,672,203
EQ/Capital Guardian Growth......................        64,486,097     61,938,657
EQ/Capital Guardian Research....................        62,056,663    236,169,049
EQ/Caywood-Scholl High Yield Bond...............        99,772,239     70,946,152
EQ/Davis New York Venture.......................       165,667,514     58,467,841
EQ/Equity 500 Index.............................       179,775,468    257,266,185
EQ/Evergreen International Bond.................       452,009,704    179,561,944
EQ/Evergreen Omega..............................        65,199,304     60,848,691
EQ/Franklin Income..............................       192,893,085    136,743,976
EQ/Franklin Small Cap Value.....................        89,624,091     45,729,803
EQ/Franklin Templeton Founding Strategy.........       815,236,861     84,660,252
EQ/GAMCO Mergers and Acquisitions...............        48,877,586     46,013,401
EQ/GAMCO Small Company Value....................       187,660,587     83,073,632
EQ/International Core PLUS......................       180,504,101    173,499,404
EQ/International ETF............................           152,805        500,000
EQ/International Growth.........................       144,704,447     94,343,379
EQ/JPMorgan Core Bond...........................       117,108,163    326,985,863
EQ/JPMorgan Value Opportunities.................        32,450,488     80,795,000
EQ/Large Cap Core PLUS..........................        17,625,593     48,000,978
EQ/Large Cap Growth Index.......................        58,471,818     77,809,331
EQ/Large Cap Growth PLUS........................        71,828,389    111,937,440
EQ/Large Cap Value Index........................        39,970,932     40,095,995
EQ/Large Cap Value PLUS.........................       113,016,755    377,524,985
EQ/Long Term Bond...............................        93,938,898     72,283,438
EQ/Lord Abbett Growth and Income................        29,422,807     30,954,579
EQ/Lord Abbett Large Cap Core...................        77,626,518     40,001,606
EQ/Lord Abbett Mid Cap Value....................        71,292,651     51,807,394
EQ/Marsico Focus................................       273,760,205    230,606,633
EQ/Mid Cap Index................................       110,921,143    139,922,410
EQ/Mid Cap Value PLUS...........................        45,023,271    164,857,584
EQ/Money Market.................................     1,621,225,947    978,365,701
EQ/Montag & Caldwell Growth.....................       171,164,855     68,125,549
EQ/Mutual Shares................................        80,073,434    104,677,282
EQ/Oppenheimer Global...........................        74,111,923     43,129,213
EQ/Oppenheimer Main Street Opportunity..........        22,979,750     17,885,361
EQ/Oppenheimer Main Street Small Cap............        36,856,865     21,098,184
EQ/PIMCO Real Return............................       918,618,717    353,569,876
EQ/Quality Bond PLUS............................       102,533,995    125,539,091
EQ/Short Duration Bond..........................       135,083,720     62,383,933
EQ/Small Company Index..........................       104,375,313     85,974,629
EQ/T. Rowe Price Growth Stock...................        49,500,841     50,786,575
EQ/Templeton Growth.............................        53,414,292     78,703,490
EQ/UBS Growth and Income........................        22,622,177     25,559,835
EQ/Van Kampen Comstock..........................        60,380,760     52,061,631
EQ/Van Kampen Emerging Markets Equity...........       417,395,605    366,788,751
EQ/Van Kampen Mid Cap Growth....................       168,098,162     99,486,791
EQ/Van Kampen Real Estate.......................       127,994,984     94,906,436
Multimanager Aggressive Equity..................        22,620,685     29,589,143
Multimanager Core Bond..........................       291,388,148    175,212,154
Multimanager Health Care........................        91,332,969     77,959,654
Multimanager High Yield.........................       121,177,195    229,801,705

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Concluded)


                                           Purchases        Sales
                                        -------------- --------------
Multimanager International Equity....     154,499,776    135,671,721
Multimanager Large Cap Core Equity...      33,037,287     46,964,328
Multimanager Large Cap Growth........      47,118,937     62,919,050
Multimanager Large Cap Value.........     120,161,593    123,058,728
Multimanager Mid Cap Growth..........    $ 48,119,981   $ 70,659,054
Multimanager Mid Cap Value...........      65,498,014     85,420,252
Multimanager Small Cap Growth........      43,617,079     55,302,207
Multimanager Small Cap Value.........      31,516,988    141,345,671
Multimanager Technology..............     107,497,596    113,617,955
Target 2015 Allocation...............              --      1,117,965
Target 2025 Allocation...............              --      1,119,147
Target 2035 Allocation...............          39,432             --
Target 2045 Allocation...............          41,967             --

5.  Expenses and Related Party Transactions

    The assets of each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") invest in shares of the Portfolios of the Trusts that are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

    AXA Equitable serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008



6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * Denotes Reorganization Transaction.
    + Denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class B              44,933,985                     162,692,850
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $  863,181,852                  $1,783,830,817
Net assets after merger    $           --                  $2,647,012,669
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+           EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                      56,627,684
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  508,643,427                  $    8,367,328
Net assets after merger    $           --                  $  517,010,755
-----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian             EQ/Capital Guardian
                           U.S. Equity*                    Research*
-----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                     116,269,762
Value -- Class B           $        12.05                  $        15.08
Net assets before merger   $1,010,116,880                  $  743,231,131
Net assets after merger    $           --                  $1,753,348,011
-----------------------------------------------------------------------------------------
                                                           EQ/T. Rowe Price
                           EQ/Janus Large Cap Growth*      Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B              30,565,607                      12,460,629
Value -- Class B           $         7.62                  $        23.21
Net assets before merger   $  232,909,925                  $   56,301,274
Net assets after merger    $           --                  $  289,211,199
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery       Multimanager Small
                           Small Cap*                      Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B               8,839,563                      28,086,973
Value -- Class B           $        14.94                  $        10.65
Net assets before merger   $  132,063,071                  $  167,063,191
Net assets after merger    $           --                  $  299,126,262
-----------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

                                                                          Asset-based                    Current     Maximum
                                                        Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                        Expense Risks       Charge          Charge        Charge     Charge
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................       0.90%            0.30%             --           1.20%      1.20%
Accumulator issued on or after May 1, 1997..........       1.10%            0.25%             --           1.35%      1.35%
Accumulator issued on or after March 1, 2000........       1.10%            0.25%            0.20%         1.55%      1.55%
Accumulator issued on or after April 1, 2002........       0.75%            0.25%            0.20%         1.20%      1.20%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator issued on or after
  September 15, 2003................................             0.75%           0.30%           0.20%         1.25%       1.25%
Accumulator 06, 07, 8.0.............................             0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Elite, Plus, Select.....................             1.10%           0.25%           0.25%         1.60%       1.60%
Accumulator Select II...............................             1.10%           0.35%           0.45%         1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................        1.10%           0.25%           0.35%         1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........        0.90%           0.25%           0.25%         1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%           0.35%           0.25%         1.50%       1.50%
Accumulator Plus 06, 07, 8.0.............................        0.95%           0.35%           0.25%         1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%           0.30%           0.25%         1.65%       1.65%
Accumulator Elite II.....................................        1.10%           0.25%           0.45%         1.80%       1.80%
Accumulator Elite 06, 07, 8.0............................        1.10%           0.30%           0.25%         1.65%       1.65%
Stylus...................................................        0.80%           0.30%           0.05%         1.15%       1.15%
Retirement Income for Life...............................        0.75%           0.30%           0.20%         1.25%       1.25%
Retirement Income for Life (NY)..........................        0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Advisor......................................        0.50%             --              --          0.50%       0.50%
Accumulator Express......................................        0.70%           0.25%             --          0.95%       0.95%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                       When charge
           Charges                     is deducted                          Amount deducted                     How deducted
------------------------------- -------------------------- ----------------------------------------------- ----------------------
Charges for state premium and   At time of transaction     Varies by state                                 Applied to an annuity
other applicable taxes                                                                                     payout option

Charge for Trust expenses       Daily                      Varies by portfolio                             Unit value

Annual Administrative charge    Annually on each           Depending on account value, in Years            Unit liquidation from
                                contract date anniversary. 1 to 2 lesser of $30 or 2% of account           account value
                                                           value, thereafter $30

Variable Immediate Annuity pay- At time of transaction     $350 annuity administrative fee                 Unit liquidation from
out option administrative fee                                                                              account value

Withdrawal charge               At time of transaction     Low - 0% in contract year 10 and thereafter.    Unit liquidation from
                                                                                                           account value
                                                           High - 8% in contract years 1 and 2. The
                                                           charge is 7% in contract years 3 and 4, and
                                                           declines 1% each contract year until it
                                                           reaches 0% in contract year 10.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                  When charge
           Charges                is deducted                               Amount deducted                        How deducted
-----------------------------  --------------------------  -------------------------------------------------  ----------------------
                                                           *Note - Depending on the contract and/or
                                                                   certain elections made under the
                                                                   contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge      Annually on each           0.30%                                           Unit liquidation from
                                contract date                                                              account value
                                anniversary.


Protection Plus                Annually on each            Low - 0.20%                                        Unit liquidation from
                               contract date anniversary.                                                     account value
                                                           High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85     Annually on each            Low - 0.20% of the Annual ratchet to age 85        Unit liquidation from
                               contract date anniversary.  benefit base                                       account value

                                                           High - 0.30% of the Annual ratchet to age 85
                                                           benefit base

  Greater of 5% rollup to      Annually on each            0.50% of the greater of 5% roll-up to age 85 or    Unit liquidation from
  age 85 or annual ratchet     contract date anniversary.  annual ratchet to age 85 benefit base              account value
  to age 85

  6% rollup to age 80 or 70                                0.20% of 6% roll-up to age 80 (or 70) benefit
                                                           base

  6% rollup to age 85          Annually on each            Low - 0.35% of the 6% roll-up to age 85 benefit    Unit liquidation from
                               contract date anniversary.  base                                               account value

                                                           High - 0.45% of the 6% roll-up to age 85 benefit
                                                           base

  Greater of 6.5%, 6% or 3%    Annually on each            Low - 0.45% of the 6% roll-up to age 85 benefit    Unit liquidation from
  rollup to age 85 or annual   contract date anniversary.  base or the Annual ratchet to age 85 benefit       account value
  ratchet to age 85                                        base, as applicable

                                                           High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                                           age 85 benefit base or the Annual ratchet to age
                                                           85 benefit base, as applicable

Guaranteed Withdrawal Benefit  Annually on each            0.30%                                             Unit liquidation from
for Life Enhanced Death        contract date anniversary                                                     account value
Benefit


Earnings Enhancement Benefit   Annually on each            0.35%                                             Unit liquidation from
(additional death benefit)     contract date anniversary                                                     account value


Guaranteed Minimum Income      Annually on each            Low - 0.45%                                       Unit liquidation from
Benefit                        contract date anniversary.                                                    account value
                                                           High - 0.80% (max to 1.10%)

Guaranteed Principal Benefit   Annually on first 10        Low - 100% Guaranteed Principal Benefit -         Unit liquidation from
                               contract date               0.50%                                             account value
                               anniversaries
                                                           High - 125% Guaranteed Principal Benefit -
                                                           0.75%

Guaranteed Withdrawal Benefit  Annually on each            Low - 5% Withdrawal Option is 0.30%               Unit liquidation from
                               contract date anniversary                                                     account value
                                                           High - 7% Withdrawal Option is 0.50%

Net Loan Interest charge       Netted against loan         2.00%                                             Unit liquidation from
for Rollover                   repayment                                                                     account value

Retirement Income for Life     Annually on contract date   Low - 0.60% for Single life                       Unit liquidation from
Benefit charge                 anniversary                    0.80% for Joint life                           account value

                                                           High - 0.75% for Single life
                                                              0.90% for Joint life

Guaranteed Withdrawal Benefit  Annually on each            Low - 0.60% for Single life;                      Unit liquidation from
for Life (GWBL)                contract date anniversary         0.80% for Joint life                        account value

                                                           High - 0.75% for Single life;
                                                                  0.95% for Joint life



                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                 When charge
       Charges                   is deducted                           Amount deducted                         How deducted
----------------------   --------------------------   ---------------------------------------------------   --------------------

Death benefit under       Annually on each            The GMDB charge in effect prior to conversion         Unit liquidation from
converted GWBL            contract anniversary date   will be deducted. Note - Charge will vary             account value
                                                      depending on combination GMDB elections.

Converted Guaranteed     Upon initial conversion      Single and Joint life - charge is equal to the        Unit liquidation of
withdrawal benefit       and annually on each         percentage of Guaranteed minimum income benefit       account value
for life charge          contract date anniversary    base charge deducted as the Guaranteed minimum
                         thereafter                   income benefit charge on the conversion effective
                                                      date. Annual ratchets may increase the charge to a
                                                      percentage equal to the maximum charge for the
                                                      Guaranteed minimum income benefit.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  8.62
         Highest contract charge 1.90% Class B (a)     $  8.05
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 14.25
         Highest contract charge 1.90% Class B (a)     $ 13.49
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.49
         Highest contract charge 1.90% Class B (a)     $ 12.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 11.50
         Highest contract charge 1.90% Class B (a)     $ 11.22
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.70
         Highest contract charge 1.90% Class B (a)     $ 10.56
         All contract charges                               --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.43
         Highest contract charge 1.90% Class B (a)     $  9.73
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.78
         Highest contract charge 1.90% Class B (a)     $ 11.15
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.19
         Highest contract charge 1.90% Class B (a)     $ 10.74
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.57
         Highest contract charge 1.90% Class B (a)     $ 10.29
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.37
         Highest contract charge 1.90% Class B (a)     $ 10.24
         All contract charges                               --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  9.80
         Highest contract charge 1.90% Class B (a)     $  9.14
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.22
         Highest contract charge 1.90% Class B (a)     $ 11.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.64
         Highest contract charge 1.90% Class B (a)     $ 11.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.76
         Highest contract charge 1.90% Class B (a)     $ 10.48
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.47
         Highest contract charge 1.90% Class B (a)     $ 10.34
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
  2008              --                --           --        (39.51)%
                    --                --           --        (40.33)%
               249,764        $2,198,545         1.66%           --
  2007              --                --           --           5.63%
                    --                --           --           4.17%
               189,188        $2,787,372         3.04%           --
  2006              --                --           --          17.31%
                    --                --           --          15.46%
               103,270        $1,472,607         3.07%            --
  2005              --                --           --           7.52%
                    --                --           --           6.01%
                46,362        $  572,360         5.10%            --
  2004              --                --           --           7.00%
                    --                --           --           6.11%
                19,656        $  227,194         2.60%            --
AXA Conservative Allocation
---------------------------
  2008              --                --           --        (11.46)%
                    --                --           --        (12.74)%
               130,528        $1,340,728         6.68%           --
  2007              --                --           --           5.27%
                    --                --           --           3.82%
                43,687        $  512,686         4.38%            --
  2006              --                --           --           5.84%
                    --                --           --           4.35%
                27,021        $  304,681         4.30%            --
  2005              --                --           --           1.93%
                    --                --           --           0.50%
                18,040        $  194,239         4.02%            --
  2004              --                --           --           3.74%
                    --                --           --           2.46%
                 9,001        $   95,767         5.04%            --
AXA Conservative-Plus Allocation
--------------------------------
  2008              --                --           --        (19.80)%
                    --                --           --        (21.00)%
               126,714        $1,241,651         3.99%           --
  2007              --                --           --           4.98%
                    --                --           --           3.49%
                83,083        $1,028,164         3.70%            --
  2006              --                --           --           8.22%
                    --                --           --           6.70%
                62,323        $  744,035         3.65%            --
  2005              --                --           --           2.73%
                    --                --           --           1.29%
                40,493        $  451,307         4.68%            --
  2004              --                --           --           4.93%
                    --                --           --           3.63%
                18,199        $  198,701         4.62%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  47.34
         Highest contract charge 1.90% Class B         $  34.20
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $  63.00
         Highest contract charge 1.90% Class B         $  46.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  59.58
         Highest contract charge 1.90% Class B         $  44.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  54.27
         Highest contract charge 1.90% Class B         $  40.92
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  52.05
         Highest contract charge 1.90% Class B         $  39.80
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $   9.31
         Highest contract charge 1.90% Class B (a)     $   8.69
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72
         Highest contract charge 1.90% Class B (a)     $  12.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96
         Highest contract charge 1.90% Class B (a)     $  12.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37
         Highest contract charge 1.90% Class B (a)     $  11.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71
         Highest contract charge 1.90% Class B (a)     $  10.58
         All contract charges                                --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 200.52
         Highest contract charge 1.90% Class B         $ 125.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $ 358.57
         Highest contract charge 1.90% Class B         $ 228.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 348.26
         Highest contract charge 1.90% Class B         $ 224.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 316.20
         Highest contract charge 1.90% Class B         $ 206.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 304.68
         Highest contract charge 1.90% Class B         $ 202.28
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
  2008              --                --           --        (24.86)%
                    --                --           --        (25.91)%
               438,140        $5,361,993         4.05%           --
  2007              --                --           --           5.74%
                    --                --           --           4.25%
               339,622        $5,580,780         3.49%            --
  2006              --                --           --           9.77%
                    --                --           --           8.23%
               267,779        $4,210,726         3.03%            --
  2005              --                --           --           4.27%
                    --                --           --           2.81%
               188,833        $2,886,531         2.93%            --
  2004              --                --           --           8.18%
                    --                --           --           6.66%
                94,832        $1,705,138         3.65%            --
AXA Moderate-Plus Allocation
----------------------------
  2008              --                --           --        (32.14)%
                    --                --           --        (33.05)%
               853,511        $8,197,686         2.40%           --
  2007              --                --           --           5.86%
                    --                --           --           4.34%
               689,233        $9,864,221         3.23%            --
  2006              --                --           --          13.93%
                    --                --           --           12.33%
               450,637        $6,186,804         3.16%            --
  2005              --                --           --           6.14%
                    --                --           --           4.65%
               231,245        $2,819,241         5.28%            --
  2004              --                --           --           7.46%
                    --                --           --           6.13%
                82,739        $  955,400         4.09%            --
EQ/AllianceBernstein Common Stock
---------------------------------
  2008              --                --           --        (44.08)%
                    --                --           --        (44.87)%
                40,142        $  617,520         1.63%            --
  2007              --                --           --           2.96%
                    --                --           --           1.51%
                41,874        $1,221,553         0.97%            --
  2006              --                --           --          10.14%
                    --                --           --           8.59%
                44,440        $1,355,393         1.20%            --
  2005              --                --           --           3.78%
                    --                --           --           2.33%
                36,983        $1,277,968         0.84%            --
  2004              --                --           --          13.55%
                    --                --           --          11.95%
                23,045        $1,197,777         1.05%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B      $ 18.48               --                --           --          1.59%
         All contract charges                            --           26,853        $  401,655         3.71%           --
  2007   Lowest contract charge 0.50% Class B       $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B      $ 18.19               --                --           --          4.84%
         All contract charges                            --           18,561        $  296,887         4.29%           --
  2006   Lowest contract charge 0.50% Class B       $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B      $ 17.35               --                --           --          1.17%
         All contract charges                            --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B       $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B      $ 17.15               --                --           --        (0.68)%
         All contract charges                            --           20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B       $ 20.98               --                --           --          1.43%
         Highest contract charge 1.90% Class B      $ 17.27               --                --           --            --
         All contract charges                            --           20,300        $  340,096         3.02%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.11               --                --           --       (50.95)%
         Highest contract charge 1.90% Class B      $  9.14               --                --           --       (51.67)%
         All contract charges                            --           62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B       $ 22.65               --                --           --         11.14%
         Highest contract charge 1.90% Class B      $ 18.91               --                --           --          9.62%
         All contract charges                            --           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B       $ 20.38               --                --           --         22.90%
         Highest contract charge 1.90% Class B      $ 17.25               --                --           --         21.18%
         All contract charges                            --           50,659        $  919,120         1.53%           --
  2005   Lowest contract charge 0.50% Class B       $ 16.58               --                --           --         14.72%
         Highest contract charge 1.90% Class B      $ 14.24               --                --           --         13.11%
         All contract charges                            --           39,214        $  585,935         1.67%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.45               --                --           --         17.58%
         Highest contract charge 1.90% Class B      $ 12.59               --                --           --         15.93%
         All contract charges                            --           28,144        $  371,190         2.10%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 12.62               --                --           --       (44.94)%
         Highest contract charge 1.90% Class B      $ 10.70               --                --           --       (45.71)%
         All contract charges                            --           27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B       $ 22.92               --                --           --         16.11%
         Highest contract charge 1.90% Class B      $ 19.71               --                --           --         14.46%
         All contract charges                            --           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B       $ 19.74               --                --           --          8.46%
         Highest contract charge 1.90% Class B      $ 17.22               --                --           --          6.94%
         All contract charges                            --           29,035        $  479,583           --            --
  2005   Lowest contract charge 0.50% Class B       $ 18.20               --                --           --         10.95%
         Highest contract charge 1.90% Class B      $ 16.10               --                --           --          9.40%
         All contract charges                            --           28,133        $  443,581           --            --
  2004   Lowest contract charge 0.50% Class B       $ 16.41               --                --           --         13.41%
         Highest contract charge 1.90% Class B      $ 14.72               --                --           --         11.82%
         All contract charges                            --           27,198        $  400,895           --            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)      $  6.91
         Highest contract charge 1.90% Class B (e)     $  6.60
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (e)      $ 11.29
         Highest contract charge 1.90% Class B (e)     $ 10.94
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (e)      $ 11.48
         Highest contract charge 1.90% Class B (e)     $ 11.29
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (e)      $ 10.38
         Highest contract charge 1.90% Class B (e)     $ 10.35
         All contract charges                               --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (a)      $ 10.28
         Highest contract charge 1.70% Class B         $ 10.26
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (a)      $ 11.04
         Highest contract charge 1.70% Class B         $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 1.20% Class B (a)      $ 10.82
         Highest contract charge 1.70% Class B         $ 10.91
         All contract charges                               --
  2005   Lowest contract charge 1.20% Class B (a)      $ 10.79
         Highest contract charge 1.70% Class B         $ 10.94
         All contract charges                               --
  2004   Lowest contract charge 1.20% Class B (a)      $ 10.16
         Highest contract charge 1.70% Class B         $ 10.35
         All contract charges                               --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 16.70
         Highest contract charge 1.90% Class B         $ 14.15
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 26.45
         Highest contract charge 1.90% Class B         $ 22.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 26.27
         Highest contract charge 1.90% Class B         $ 22.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 21.84
         Highest contract charge 1.90% Class B         $ 19.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 21.32
         Highest contract charge 1.90% Class B         $ 19.12
         All contract charges                               --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 15.47
         Highest contract charge 1.90% Class B         $ 13.11
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 27.28
         Highest contract charge 1.90% Class B         $ 23.45
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Ariel Appreciation II
------------------------
  2008              --                --           --        (38.80)%
                    --                --           --        (39.67)%
                 6,447        $   43,128         0.89%            --
  2007              --                --           --         (1.66)%
                    --                --           --         (3.10)%
                 4,758        $   52,563         0.47%            --
  2006              --                --           --          10.61%
                    --                --           --           9.06%
                 2,735        $   31,030         1.21%            --
  2005              --                --           --           3.83%
                    --                --           --           3.49%
                   510        $    5,276         1.00%            --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
  2008              --                --           --         (6.88)%
                    --                --           --         (7.32)%
                14,132        $  146,219         0.18%            --
  2007              --                --           --           2.03%
                    --                --           --           1.47%
                12,069        $  134,307         1.91%            --
  2006              --                --           --           0.23%
                    --                --           --         (0.27)%
                13,017        $  142,226         2.84%            --
  2005              --                --           --           6.22%
                    --                --           --           5.69%
                11,318        $  123,394           --             --
  2004              --                --           --           1.27%
                    --                --           --           1.87%
                 3,869        $   39,780           --             --
EQ/BlackRock Basic Value Equity
-------------------------------
  2008              --                --           --        (36.86)%
                    --                --           --        (37.77)%
                46,485        $  522,247         1.73%            --
  2007              --                --           --           0.69%
                    --                --           --         (0.74)%
                45,201        $  829,334         1.08%            --
  2006              --                --           --          20.31%
                    --                --           --          18.62%
                44,747        $  846,668         2.90%            --
  2005              --                --           --           2.44%
                    --                --           --           1.00%
                43,949        $  723,084         1.38%            --
  2004              --                --           --          10.02%
                    --                --           --           8.47%
                40,543        $  701,451         2.37%            --
EQ/BlackRock International Value
--------------------------------
  2008              --                --           --        (43.29)%
                    --                --           --        (44.09)%
                48,585        $  592,816         2.19%            --
  2007              --                --           --           9.65%
                    --                --           --           8.06%
                52,311        $1,144,877         1.85%            --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 24.88
         Highest contract charge 1.90% Class B          $ 21.70
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 19.90
         Highest contract charge 1.90% Class B          $ 17.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 18.04
         Highest contract charge 1.90% Class B          $ 16.18
         All contract charges                                --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  5.05
         Highest contract charge 1.90% Class B (c)      $  4.38
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50
         Highest contract charge 1.90% Class B (c)      $  6.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26
         Highest contract charge 1.90% Class B (c)      $  6.48
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30
         Highest contract charge 1.90% Class B (c)      $  5.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96
         Highest contract charge 1.90% Class B (c)      $  5.47
         All contract charges                                --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  5.86
         Highest contract charge 1.90% Class B          $  5.13
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.74
         Highest contract charge 1.90% Class B          $  9.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.63
         Highest contract charge 1.90% Class B          $  8.68
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.20
         Highest contract charge 1.90% Class B          $  8.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.50
         Highest contract charge 1.90% Class B          $  7.88
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.87
         Highest contract charge 1.90% Class B          $  7.51
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 12.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 14.25
         Highest contract charge 1.90% Class B          $ 12.42
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006              --                --           --          25.06%
                    --                --           --          23.30%
                51,776        $1,057,795         3.58%            --
  2005              --                --           --          10.28%
                    --                --           --           8.74%
                44,488        $  754,971         1.84%            --
  2004              --                --           --          21.04%
                    --                --           --          19.33%
                34,210        $  557,170         1.66%            --
EQ/Boston Advisors Equity Income
--------------------------------
  2008              --                --           --        (32.67)%
                    --                --           --        (33.54)%
                39,344        $  157,390         2.44%            --
  2007              --                --           --           3.31%
                    --                --           --           1.70%
                31,430        $  202,051         1.82%            --
  2006              --                --           --          15.39%
                    --                --           --          13.77%
                30,079        $  198,213         2.39%            --
  2005              --                --           --           5.62%
                    --                --           --           4.14%
                22,950        $  135,055         2.19%            --
  2004              --                --           --           9.05%
                    --                --           --           8.76%
                 3,003        $   16,894         3.71%            --
EQ/Calvert Socially Responsible
-------------------------------
  2008              --                --           --        (45.44)%
                    --                --           --        (46.23)%
                 5,674        $   36,090         0.30%            --
  2007              --                --           --          11.53%
                    --                --           --           9.91%
                 5,341        $   62,358         0.23%            --
  2006              --                --           --           4.70%
                    --                --           --           3.24%
                 5,169        $   54,129           --             --
  2005              --                --           --           8.20%
                    --                --           --           6.68%
                 4,883        $   47,467           --             --
  2004              --                --           --           3.07%
                    --                --           --           1.62%
                 3,656        $   31,705           --             --
EQ/Capital Guardian Growth
--------------------------
  2008              --                --           --        (40.67)%
                    --                --           --        (41.56)%
                35,102        $  263,886         0.18%            --
  2007              --                --           --           4.91%
                    --                --           --           3.46%
                34,213        $  439,864           --             --
  2006              --                --           --           6.87%
                    --                --           --           5.37%
                30,418        $  380,312         0.18%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B          $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B          $ 11.44
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.48
         Highest contract charge 1.90% Class B          $  7.39
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $  9.25
         Highest contract charge 1.90% Class B (d)      $  8.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 11.49
         Highest contract charge 1.90% Class B (d)      $ 11.06
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 11.23
         Highest contract charge 1.90% Class B (d)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.46
         Highest contract charge 1.90% Class B (d)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.79
         Highest contract charge 1.90% Class B (f)      $  6.57
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 11.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 21.79
         Highest contract charge 1.90% Class B          $ 17.66
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005              --                --           --           4.58%
                    --                --           --           3.12%
                23,591        $  283,809         0.21%            --
  2004              --                --           --           5.01%
                    --                --           --           3.53%
                20,651        $  244,375         0.51%            --
EQ/Capital Guardian Research (h)
--------------------------------
  2008              --                --           --        (39.94)%
                    --                --           --        (40.83)%
                96,287        $  757,787         0.91%            --
  2007              --                --           --           1.15%
                    --                --           --         (0.32)%
               113,240        $1,497,202         1.28%            --
  2006              --                --           --          11.50%
                    --                --           --           9.93%
                56,224        $  739,096         0.56%            --
  2005              --                --           --           5.53%
                    --                --           --           4.05%
                59,370        $  704,554         0.56%            --
  2004              --                --           --          10.35%
                    --                --           --           8.80%
                61,357        $  694,282         0.67%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2008              --                --           --        (19.50)%
                    --                --           --        (20.61)%
                18,445        $  131,696         8.08%            --
  2007              --                --           --           2.32%
                    --                --           --           0.82%
                15,706        $  143,500         7.16%            --
  2006              --                --           --           7.42%
                    --                --           --           5.92%
                10,025        $  103,369         7.96%            --
  2005              --                --           --           4.56%
                    --                --           --           3.58%
                 3,193        $   33,180        15.00%            --
EQ/Davis New York Venture
-------------------------
  2008              --                --           --        (39.54)%
                    --                --           --        (40.38)%
                36,597        $  242,910         0.62%            --
  2007              --                --           --           3.22%
                    --                --           --           1.75%
                24,733        $  273,949         0.62%            --
  2006              --                --           --           8.76%
                    --                --           --           8.29%
                 5,631        $   61,054         0.75%            --
EQ/Equity 500 Index
-------------------
  2008              --                --           --        (37.64)%
                    --                --           --        (38.51)%
                71,841        $  912,729         1.72%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $ 11.58
         Highest contract charge 1.90% Class B (e)      $ 11.06
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.93
         Highest contract charge 1.90% Class B (e)      $ 10.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 10.05
         Highest contract charge 1.90% Class B (e)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $  9.77
         Highest contract charge 1.90% Class B (e)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  7.62
         Highest contract charge 1.90% Class B          $  6.62
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  7.20
         Highest contract charge 1.90% Class B (f)      $  6.97
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.42
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.41
         All contract charges                                --


                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007              --                --           --           4.42%
                    --                --           --           2.94%
                74,013        $1,576,822         1.31%            --
  2006              --                --           --          14.52%
                    --                --           --          12.91%
                76,302        $1,640,567         1.54%            --
  2005              --                --           --           3.88%
                    --                --           --           2.42%
                76,052        $1,537,157         1.35%            --
  2004              --                --           --           9.68%
                    --                --           --           8.14%
                67,829        $1,471,224         1.53%            --
EQ/Evergreen International Bond
-------------------------------
  2008              --                --           --           5.95%
                    --                --           --           4.44%
                36,828        $  413,319        19.53%            --
  2007              --                --           --           8.76%
                    --                --           --           7.19%
                18,195        $  194,602         3.41%            --
  2006              --                --           --           2.90%
                    --                --           --           1.46%
                 8,137        $   80,817         0.43%            --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --             --
EQ/Evergreen Omega
------------------
  2008              --                --           --        (27.98)%
                    --                --           --        (28.97)%
                15,753        $  128,962         0.60%            --
  2007              --                --           --          10.79%
                    --                --           --           9.26%
                15,374        $  176,492           --             --
  2006              --                --           --           5.34%
                    --                --           --           3.86%
                13,748        $  141,667         2.13%            --
  2005              --                --           --           3.44%
                    --                --           --           1.99%
                15,270        $  147,725         0.04%            --
  2004              --                --           --           6.51%
                    --                --           --           5.01%
                15,623        $  142,569         0.35%            --
EQ/Franklin Income
------------------
  2008              --                --           --        (32.20)%
                    --                --           --        (33.11)%
                60,463        $  425,663         6.36%            --
  2007              --                --           --           1.53%
                    --                --           --           0.10%
                57,439        $  601,803         4.16%            --
  2006              --                --           --           4.56%
                    --                --           --           4.11%
                12,757        $  132,983         2.34%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.54
         Highest contract charge 1.90% Class B (f)     $  6.33
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $  9.86
         Highest contract charge 1.90% Class B (f)     $  9.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.85
         Highest contract charge 1.90% Class B (f)     $ 10.80
         All contract charges                               --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (n)      $  6.01
         Highest contract charge 1.90% Class B (n)     $  5.87
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (n)      $  9.57
         Highest contract charge 1.90% Class B (n)     $  9.48
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.41
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.14
         Highest contract charge 1.90% Class B (d)     $ 11.69
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.79
         Highest contract charge 1.90% Class B (d)     $ 11.52
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.56
         Highest contract charge 1.90% Class B (d)     $ 10.46
         All contract charges                               --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 24.17
         Highest contract charge 1.90% Class B (c)     $ 18.09
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $ 35.02
         Highest contract charge 1.90% Class B (c)     $ 26.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $ 32.21
         Highest contract charge 1.90% Class B (c)     $ 24.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $ 27.24
         Highest contract charge 1.90% Class B (c)     $ 21.28
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $ 26.24
         Highest contract charge 1.90% Class B (c)     $ 20.79
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
  2008              --               --            --        (33.67)%
                    --               --            --        (34.61)%
                11,658         $ 74,460          1.06%            --
  2007              --               --            --         (9.12)%
                    --               --            --        (10.37)%
                 5,985         $ 58,243          0.48%            --
  2006              --               --            --           8.50%
                    --               --            --           8.03%
                 1,481         $ 16,022          0.54%            --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2008              --               --            --        (37.20)%
                    --               --            --        (38.08)%
               168,583         $996,068          5.08%            --
  2007              --               --            --         (4.30)%
                    --               --            --         (5.20)%
                83,451         $793,251          2.63%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2008              --               --            --        (14.25)%
                    --               --            --        (15.48)%
                11,081         $111,017          0.50%            --
  2007              --               --            --           2.97%
                    --               --            --           1.48%
                11,173         $131,859          0.78%            --
  2006              --               --            --          11.65%
                    --               --            --          10.08%
                 7,462         $ 86,530          6.34%            --
  2005              --               --            --           5.64%
                    --               --            --           4.65%
                 2,307         $ 24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
  2008              --               --            --        (30.98)%
                    --               --            --        (31.99)%
                18,794         $392,717          0.61%            --
  2007              --               --            --           8.72%
                    --               --            --           7.21%
                15,674         $470,454          0.52%            --
  2006              --               --            --          18.24%
                    --               --            --          16.58%
                 8,969         $243,842          1.60%            --
  2005              --               --            --           3.80%
                    --               --            --           2.34%
                 5,611         $129,461          1.01%            --
  2004              --               --            --          13.51%
                    --               --            --          13.22%
                   797         $ 17,882          0.39%            --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.76
         Highest contract charge 1.90% Class B         $  8.51
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.93
         Highest contract charge 1.90% Class B (d)     $  9.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.72
         Highest contract charge 1.90% Class B (d)     $ 16.10
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 14.46
         Highest contract charge 1.90% Class B (d)     $ 14.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.56
         Highest contract charge 1.90% Class B (d)     $ 11.46
         All contract charges                               --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 14.39
         Highest contract charge 1.90% Class B         $ 12.31
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 15.88
         Highest contract charge 1.90% Class B         $ 13.78
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.48
         Highest contract charge 1.90% Class B         $ 13.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.95
         Highest contract charge 1.90% Class B         $ 13.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 14.70
         Highest contract charge 1.90% Class B         $ 13.31
         All contract charges                               --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 10.28
         Highest contract charge 1.90% Class B         $  8.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.16
         Highest contract charge 1.90% Class B         $ 14.75
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2008              --                --           --        (45.11)%
                    --                --           --        (45.90)%
                57,050        $  554,312         1.49%            --
  2007              --                --           --          14.64%
                    --                --           --          13.08%
                57,566        $1,024,304         0.39%            --
  2006              --                --           --          18.65%
                    --                --           --          16.99%
                62,676        $  973,881         1.38%            --
  2005              --                --           --          16.51%
                    --                --           --          14.91%
                56,000        $  728,289         1.54%            --
  2004              --                --           --          13.04%
                    --                --           --          11.45%
                49,365        $  543,898         1.64%            --
EQ/International Growth
-----------------------
  2008              --                --           --        (40.61)%
                    --                --           --        (41.43)%
                20,631        $  168,007         0.99%            --
  2007              --                --           --          15.63%
                    --                --           --          14.02%
                16,401        $  237,725         0.72%            --
  2006              --                --           --          25.01%
                    --                --           --          23.26%
                 6,096        $   83,819         1.21%            --
  2005              --                --           --          15.64%
                    --                --           --          14.56%
                 1,394        $   16,015         2.07%            --
EQ/JPMorgan Core Bond
---------------------
  2008              --                --           --         (9.38)%
                    --                --           --        (10.67)%
                80,413        $  913,345         4.06%            --
  2007              --                --           --           2.58%
                    --                --           --           1.10%
                99,922        $1,271,392         4.32%            --
  2006              --                --           --           3.54%
                    --                --           --           2.09%
                99,116        $1,260,924         4.37%            --
  2005              --                --           --           1.71%
                    --                --           --           0.28%
                93,448        $1,190,350         3.56%            --
  2004              --                --           --           3.58%
                    --                --           --           2.12%
                80,724        $1,064,120         4.15%            --
EQ/JPMorgan Value Opportunities
-------------------------------
  2008              --                --           --        (40.09)%
                    --                --           --        (40.88)%
                23,322        $  210,531         1.78%            --
  2007              --                --           --         (1.72)%
                    --                --           --         (3.09)%
                27,538        $  419,788         1.32%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B       $ 17.46               --               --            --         19.78%
         Highest contract charge 1.90% Class B      $ 15.22               --               --            --         18.10%
         All contract charges                            --           31,332         $492,862          4.27%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.58               --               --            --          3.41%
         Highest contract charge 1.90% Class B      $ 12.89               --               --            --          1.95%
         All contract charges                            --           35,102         $468,128          1.50%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.10               --               --            --         10.33%
         Highest contract charge 1.90% Class B      $ 12.64               --               --            --          8.78%
         All contract charges                            --           38,178         $499,166          1.28%           --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.29               --               --            --       (37.75)%
         Highest contract charge 1.90% Class B      $  6.33               --               --            --       (38.60)%
         All contract charges                            --           18,391         $129,337          0.34%           --
  2007   Lowest contract charge 0.50% Class B       $ 11.71               --               --            --          3.35%
         Highest contract charge 1.90% Class B      $ 10.31               --               --            --          1.88%
         All contract charges                            --           21,585         $243,826          1.14%           --
  2006   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         12.38%
         Highest contract charge 1.90% Class B      $ 10.12               --               --            --         10.80%
         All contract charges                            --           26,152         $286,441          0.84%           --
  2005   Lowest contract charge 0.50% Class B       $ 10.08               --               --            --          6.66%
         Highest contract charge 1.90% Class B      $  9.13               --               --            --          5.16%
         All contract charges                            --           30,163         $294,159          0.49%           --
  2004   Lowest contract charge 0.50% Class B       $  9.45               --               --            --         10.84%
         Highest contract charge 1.90% Class B      $  8.68               --               --            --          9.28%
         All contract charges                            --           32,507         $295,494          0.58%           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  5.37               --               --            --       (36.60)%
         Highest contract charge 1.90% Class B      $  4.68               --               --            --       (37.52)%
         All contract charges                            --           41,922         $245,887          0.14%           --
  2007   Lowest contract charge 0.50% Class B       $  8.47               --               --            --         13.39%
         Highest contract charge 1.90% Class B      $  7.49               --               --            --         11.79%
         All contract charges                            --           45,255         $411,124            --
  2006   Lowest contract charge 0.50% Class B       $  7.47               --               --            --        (1.04)
         Highest contract charge 1.90% Class B      $  6.70               --               --            --        (2.43)
         All contract charges                            --           49,049         $384,363            --            --
  2005   Lowest contract charge 0.50% Class B       $  7.55               --               --            --         14.36%
         Highest contract charge 1.90% Class B      $  6.86               --               --            --         12.75%
         All contract charges                            --           53,599         $409,334            --            --
  2004   Lowest contract charge 0.50% Class B       $  6.60               --               --            --          7.84%
         Highest contract charge 1.90% Class B      $  6.09               --               --            --          6.32%
         All contract charges                            --           54,060         $349,068            --            --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.59               --               --            --       (38.55)%
         Highest contract charge 1.90% Class B      $  9.82               --               --            --       (39.42)%
         All contract charges                            --           19,719         $193,193          0.11%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.86               --               --            --         15.07%
         Highest contract charge 1.90% Class B      $ 16.21               --               --            --         13.36%
         All contract charges                            --           22,503         $363,276          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 16.39               --               --            --          7.24%
         Highest contract charge 1.90% Class B      $ 14.30               --               --            --          5.74%
         All contract charges                            --           18,659         $269,728            --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.29
         Highest contract charge 1.90% Class B          $ 13.52
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.09
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $  4.57
         Highest contract charge 1.90% Class B (e)      $  4.36
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.61
         Highest contract charge 1.90% Class B (e)      $ 10.28
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 11.33
         Highest contract charge 1.90% Class B (e)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $ 10.66
         Highest contract charge 1.90% Class B (e)      $ 10.63
         All contract charges                                --
EQ/Large Cap Value PLUS (l)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 10.38
         Highest contract charge 1.90% Class B          $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.41
         Highest contract charge 1.90% Class B          $ 15.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 19.39
         Highest contract charge 1.90% Class B          $ 17.07
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 16.05
         Highest contract charge 1.90% Class B          $ 14.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.30
         Highest contract charge 1.90% Class B          $ 13.86
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $ 11.37
         Highest contract charge 1.90% Class B (d)      $ 10.80
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 10.89
         Highest contract charge 1.90% Class B (d)      $ 10.48
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 10.19
         Highest contract charge 1.90% Class B (d)      $  9.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.06
         Highest contract charge 1.90% Class B (d)      $  9.96
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005              --                --           --           8.48%
                    --                --           --           6.96%
                19,808        $  272,973           --             --
  2004              --                --           --          12.06%
                    --                --           --          10.48%
                20,997        $  272,395           --             --
EQ/Large Cap Value Index
------------------------
  2008              --                --           --        (56.93)%
                    --                --           --        (57.59)%
                16,998        $   75,141         1.37%            --
  2007              --                --           --         (6.35)%
                    --                --           --         (7.72)%
                17,409        $  180,500           --             --
  2006              --                --           --           6.30%
                    --                --           --           4.81%
                15,831        $  177,206         0.05%            --
  2005              --                --           --           6.62%
                    --                --           --           6.26%
                 2,464        $   26,219         0.13%            --
EQ/Large Cap Value PLUS (l)
---------------------------
  2008              --                --           --        (43.62)%
                    --                --           --        (44.43)%
               128,632        $1,114,977         2.84%            --
  2007              --                --           --         (5.05)%
                    --                --           --         (6.39)%
               150,945        $2,349,958         1.61%            --
  2006              --                --           --          20.78%
                    --                --           --          19.09%
               110,933        $1,850,638         1.64%            --
  2005              --                --           --           4.91%
                    --                --           --           3.44%
               101,618        $1,439,640         1.18%            --
  2004              --                --           --          12.88%
                    --                --           --          11.29%
                91,811        $1,278,595         1.46%            --
EQ/Long Term Bond
-----------------
  2008              --                --           --           4.41%
                    --                --           --           3.05%
                13,056        $  136,537         6.19%            --
  2007              --                --           --           6.87%
                    --                --           --           5.33%
                11,044        $  114,596         4.52%            --
  2006              --                --           --           1.31%
                    --                --           --         (0.11)%
                 8,360        $   83,248         5.01%            --
  2005              --                --           --           0.56%
                    --                --           --         (0.38)%
                 4,300        $   42,957         5.08%            --


                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.08
         Highest contract charge 1.90% Class B (d)     $  7.67
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.80
         Highest contract charge 1.90% Class B (d)     $ 12.32
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.43
         Highest contract charge 1.90% Class B (d)     $ 12.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.66
         Highest contract charge 1.90% Class B (d)     $ 10.56
         All contract charges                               --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.01
         Highest contract charge 1.90% Class B (d)     $  8.55
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 13.11
         Highest contract charge 1.90% Class B (d)     $ 12.63
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.91
         Highest contract charge 1.90% Class B (d)     $ 11.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.62
         Highest contract charge 1.90% Class B (d)     $ 10.52
         All contract charges                               --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.62
         Highest contract charge 1.90% Class B (d)     $  7.24
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.55
         Highest contract charge 1.90% Class B (d)     $ 12.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.54
         Highest contract charge 1.90% Class B (d)     $ 12.25
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.21
         Highest contract charge 1.90% Class B (d)     $ 11.11
         All contract charges                               --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.60
         Highest contract charge 1.90% Class B         $ 10.45
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.52
         Highest contract charge 1.90% Class B         $ 17.85
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 17.20
         Highest contract charge 1.90% Class B         $ 15.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 15.82
         Highest contract charge 1.90% Class B         $ 14.88
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
  2008              --                --           --        (36.88)%
                    --                --           --        (37.74)%
                12,007        $   93,540         1.55%            --
  2007              --                --           --           2.98%
                    --                --           --           1.48%
                11,815        $  147,275         1.13%            --
  2006              --                --           --          16.63%
                    --                --           --          14.99%
                11,071        $  135,386         1.21%            --
  2005              --                --           --           6.59%
                    --                --           --           5.59%
                 3,072        $   32,532         1.42%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2008              --                --           --        (31.27)%
                    --                --           --        (32.30)%
                 9,794        $   85,138         1.16%            --
  2007              --                --           --          10.08%
                    --                --           --           8.60%
                 6,105        $   78,014         0.80%            --
  2006              --                --           --          12.13%
                    --                --           --          10.56%
                 4,229        $   49,544         1.21%            --
  2005              --                --           --           6.21%
                    --                --           --           5.22%
                 2,022        $   21,339         0.84%            --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2008              --                --           --        (39.28)%
                    --                --           --        (40.12)%
                25,830        $  190,155         1.52%            --
  2007              --                --           --           0.08 %
                    --                --           --         (1.31)%
                24,325        $  297,470         0.54%            --
  2006              --                --           --          11.87%
                    --                --           --          10.30%
                17,475        $  215,636         1.22%            --
  2005              --                --           --          12.11%
                    --                --           --          11.07%
                 9,142        $  101,817         1.70%            --
EQ/Marsico Focus
----------------
  2008              --                --           --        (40.57)%
                    --                --           --        (41.46)%
               118,651        $1,143,520         0.95%            --
  2007              --                --           --          13.49%
                    --                --           --          11.91%
               115,724        $1,909,092         0.18%            --
  2006              --                --           --           8.78%
                    --                --           --           7.25%
               110,995        $1,644,626         0.73%            --
  2005              --                --           --          10.15%
                    --                --           --           8.61%
                91,026        $1,281,504           --             --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/Marsico Focus (Continued)
----------------------------
  2004   Lowest contract charge 0.50% Class B       $ 14.36               --                --           --          9.96%
         Highest contract charge 1.90% Class B      $ 13.70               --                --           --          8.41%
         All contract charges                            --           69,842        $  931,060           --            --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.36               --                --           --       (49.55)%
         Highest contract charge 1.90% Class B      $  6.54               --                --           --       (50.27)%
         All contract charges                            --           67,946        $  500,886         0.89%           --
  2007   Lowest contract charge 0.50% Class B       $ 14.59               --                --           --          7.44%
         Highest contract charge 1.90% Class B      $ 13.15               --                --           --          5.96%
         All contract charges                            --           70,501        $1,035,525           --            --
  2006   Lowest contract charge 0.50% Class B       $ 13.58               --                --           --         10.97%
         Highest contract charge 1.90% Class B      $ 12.41               --                --           --          9.41%
         All contract charges                            --           72,246        $  989,519         3.28%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.23               --                --           --          5.84%
         Highest contract charge 1.90% Class B      $ 11.35               --                --           --          4.35%
         All contract charges                            --           70,729        $  867,602         7.65%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.56               --                --           --         15.45%
         Highest contract charge 1.90% Class B      $ 10.87               --                --           --         13.82%
         All contract charges                            --           64,623        $  740,923         2.53%           --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.23               --                --           --       (39.85)%
         Highest contract charge 1.90% Class B      $  9.52               --                --           --       (40.69)%
         All contract charges                            --           41,940        $  400,022         1.38%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.67               --                --           --        (2.10)%
         Highest contract charge 1.90% Class B      $ 16.05               --                --           --        (3.49)%
         All contract charges                            --           50,595        $  811,824         0.97%           --
  2006   Lowest contract charge 0.50% Class B       $ 19.07               --                --           --         11.92%
         Highest contract charge 1.90% Class B      $ 16.63               --                --           --         10.35%
         All contract charges                            --           57,023        $  948,678         0.31%           --
  2005   Lowest contract charge 0.50% Class B       $ 17.04               --                --           --         10.77%
         Highest contract charge 1.90% Class B      $ 15.07               --                --           --          9.21%
         All contract charges                            --           54,946        $  832,305         4.89%           --
  2004   Lowest contract charge 0.50% Class B       $ 15.38               --                --           --         17.26%
         Highest contract charge 1.90% Class B      $ 13.80               --                --           --         15.61%
         All contract charges                            --           46,228        $  648,657         2.63%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2008   Lowest contract charge 0.00% Class B       $ 44.43               --                --           --          2.11%
         Highest contract charge 1.90% Class B      $ 26.24               --                --           --          0.15%
         All contract charges                            --           90,924        $1,493,712         1.93%           --
  2007   Lowest contract charge 0.00% Class B       $ 43.51               --                --           --          4.72%
         Highest contract charge 1.90% Class B      $ 26.20               --                --           --          2.70%
         All contract charges                            --           45,468        $  851,459         4.59%           --
  2006   Lowest contract charge 0.00% Class B       $ 41.55               --                --           --          4.48%
         Highest contract charge 1.90% Class B      $ 25.51               --                --           --          2.51%
         All contract charges                            --           33,332        $  612,694         4.41%           --
  2005   Lowest contract charge 0.00% Class B       $ 39.77               --                --           --          2.62%
         Highest contract charge 1.90% Class B      $ 24.88               --                --           --          0.68%
         All contract charges                            --           24,414        $  483,274         2.57%           --
  2004   Lowest contract charge 0.00% Class B       $ 38.75               --                --           --          0.78%
         Highest contract charge 1.90% Class B      $ 24.71               --                --           --        (1.14)%
         All contract charges                            --           22,453        $  474,277         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  4.22
         Highest contract charge 1.90% Class B (c)     $  3.66
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  6.32
         Highest contract charge 1.90% Class B (c)     $  5.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  5.26
         Highest contract charge 1.90% Class B (c)     $  4.69
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  4.90
         Highest contract charge 1.90% Class B (c)     $  4.43
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  4.67
         Highest contract charge 1.90% Class B (c)     $  4.28
         All contract charges                               --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.69
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.86
         Highest contract charge 1.90% Class B (f)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.74
         Highest contract charge 1.90% Class B (f)     $ 10.69
         All contract charges                               --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.90
         Highest contract charge 1.90% Class B (f)     $  6.68
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.70
         Highest contract charge 1.90% Class B (f)     $ 11.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.12
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.87
         Highest contract charge 1.90% Class B (f)     $  6.64
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.28
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.96
         Highest contract charge 1.90% Class B (f)     $ 10.91
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth
---------------------------
  2008              --               --            --        (33.23)%
                    --               --            --        (34.17)%
                43,561         $143,894          0.26%            --
  2007              --               --            --          20.15%
                    --               --            --          18.55%
                18,657         $100,498          0.37%            --
  2006              --               --            --           7.41%
                    --               --            --           5.90%
                 6,440         $ 30,006          0.21%            --
  2005              --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%            --
EQ/Mutual Shares
----------------
  2008              --               --            --        (38.40)%
                    --               --            --        (39.31)%
                31,398         $205,168          3.61%            --
  2007              --               --            --           1.12%
                    --               --            --         (0.28)%
                32,835         $351,879            --             --
  2006              --               --            --           7.38%
                    --               --            --           6.92%
                 7,714         $ 82,586          0.39%            --
EQ/Oppenheimer Global
---------------------
  2008              --               --            --        (41.03)%
                    --               --            --        (41.81)%
                13,246         $ 89,280          1.29%            --
  2007              --               --            --           5.22%
                    --               --            --           3.70%
                 9,648         $111,407          0.39%            --
  2006              --               --            --          11.23%
                    --               --            --          10.75%
                 1,756         $ 19,483          0.07%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2008              --               --            --        (39.10)%
                    --               --            --        (40.02)%
                 4,048         $ 27,160          0.65%            --
  2007              --               --            --           2.92%
                    --               --            --           1.47%
                 3,395         $ 37,791          0.59%            --
  2006              --               --            --           9.61%
                    --               --            --           9.13%
                   726         $  7,942          2.04%            --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.68
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.88
         Highest contract charge 1.90% Class B (f)     $ 10.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.13
         Highest contract charge 1.90% Class B (f)     $ 11.08
         All contract charges                               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.57
         Highest contract charge 1.90% Class B (d)     $ 10.03
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.07
         Highest contract charge 1.90% Class B (d)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $  9.98
         Highest contract charge 1.90% Class B (d)     $  9.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $  9.99
         Highest contract charge 1.90% Class B (d)     $  9.90
         All contract charges                               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 17.75
         Highest contract charge 1.90% Class B         $ 14.30
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.09
         Highest contract charge 1.90% Class B         $ 15.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 18.35
         Highest contract charge 1.90% Class B         $ 15.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 17.77
         Highest contract charge 1.90% Class B         $ 14.94
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.51
         Highest contract charge 1.90% Class B         $ 14.93
         All contract charges                               --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.61
         Highest contract charge 1.90% Class B (d)     $ 10.07
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 10.88
         Highest contract charge 1.90% Class B (d)     $ 10.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 10.38
         Highest contract charge 1.90% Class B (d)     $ 10.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.04
         Highest contract charge 1.90% Class B (d)     $  9.94
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2008              --               --            --        (38.60)%
                    --               --            --        (39.42)%
                 7,550         $ 49,305          0.10%            --
  2007              --               --            --         (2.25)%
                    --               --            --         (3.61)%
                 5,614         $ 60,151            --             --
  2006              --               --            --          11.28%
                    --               --            --          10.79%
                   868         $  9,639          1.06%            --
EQ/PIMCO Real Return
--------------------
  2008              --               --            --         (4.52)%
                    --               --            --         (5.91)%
                91,323         $917,805          3.21%            --
  2007              --               --            --          10.92%
                    --               --            --           9.33%
                45,578         $486,803          3.07%            --
  2006              --               --            --         (0.11)%
                    --               --            --         (1.51)%
                31,108         $304,380          4.98%            --
  2005              --               --            --         (0.09)%
                    --               --            --         (1.02)%
                15,284         $151,723          5.31%            --
EQ/Quality Bond PLUS
--------------------
  2008              --               --            --         (7.02)%
                    --               --            --         (8.33)%
                26,466         $326,277          5.04%            --
  2007              --               --            --           4.03%
                    --               --            --           2.56%
                28,944         $393,130          4.95%            --
  2006              --               --            --           3.30%
                    --               --            --           1.85%
                27,600         $371,451          4.04%            --
  2005              --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.04%            --
EQ/Short Duration Bond
----------------------
  2008              --               --            --         (2.48)%
                    --               --            --         (3.91)%
                13,905         $141,793          7.47%            --
  2007              --               --            --           4.82%
                    --               --            --           3.35%
                 7,630         $ 80,793          4.54%            --
  2006              --               --            --           3.44%
                    --               --            --           1.99%
                 5,862         $ 59,826          4.22%            --
  2005              --               --            --           0.36%
                    --               --            --         (0.58)%
                 1,852         $ 18,465          2.64%            --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 11.85
         Highest contract charge 1.90% Class B          $ 10.14
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 11.86
         Highest contract charge 1.90% Class B (c)      $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.45
         Highest contract charge 1.90% Class B (f)      $  6.24
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.96
         Highest contract charge 1.90% Class B (f)      $ 10.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.79
         Highest contract charge 1.90% Class B (f)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  4.02
         Highest contract charge 1.90% Class B (c)      $  3.49
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Small Company Index
----------------------
  2008              --               --            --        (34.49)%
                    --               --            --        (35.41)%
                28,477         $282,432          0.85%            --
  2007              --               --            --         (2.32)%
                    --               --            --         (3.68)%
                28,985         $444,440          1.31%            --
  2006              --               --            --          17.12%
                    --               --            --          15.48%
                29,757         $475,296          1.32%            --
  2005              --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          1.15%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          2.47%            --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
  2008              --               --            --        (42.51)%
                    --               --            --        (43.33)%
                19,024         $167,244            --             --
  2007              --               --            --           6.67%
                    --               --            --           5.24%
                17,951         $291,072          0.13%            --
  2006              --               --            --         (4.49)%
                    --               --            --         (5.83)%
                 3,277         $ 51,291            --             --
  2005              --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/Templeton Growth
-------------------
  2008              --               --            --        (41.15)%
                    --               --            --        (41.95)%
                23,768         $149,788          1.56%            --
  2007              --               --            --           1.58%
                    --               --            --           0.09%
                26,167         $282,910          0.63%            --
  2006              --               --            --           7.86%
                    --               --            --           7.39%
                 6,220         $ 66,882          0.46%            --
EQ/UBS Growth and Income
------------------------
  2008              --               --            --        (40.36)%
                    --               --            --        (41.15)%
                14,961         $ 48,057          1.26%            --
  2007              --               --            --           0.60%
                    --               --            --         (0.67)%
                15,122         $ 84,474          0.85%            --
  2006              --               --            --          13.58%
                    --               --            --          11.99%
                11,683         $ 70,569          0.90%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)      $  5.90
         Highest contract charge 1.90% Class B (c)     $  5.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  5.44
         Highest contract charge 1.90% Class B (c)     $  4.99
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.36
         Highest contract charge 1.90% Class B (d)     $  6.99
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.73
         Highest contract charge 1.90% Class B (d)     $ 11.30
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.10
         Highest contract charge 1.90% Class B (d)     $ 11.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.49
         Highest contract charge 1.90% Class B (d)     $ 10.39
         All contract charges                               --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.25
         Highest contract charge 1.90% Class B         $ 10.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 28.86
         Highest contract charge 1.90% Class B         $ 24.92
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 20.43
         Highest contract charge 1.90% Class B         $ 17.89
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.98
         Highest contract charge 1.90% Class B         $ 13.30
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.34
         Highest contract charge 1.90% Class B         $ 10.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.64
         Highest contract charge 1.90% Class B (d)     $  8.20
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.48
         Highest contract charge 1.90% Class B (d)     $ 15.87
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 13.53
         Highest contract charge 1.90% Class B (d)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 12.44
         Highest contract charge 1.90% Class B (d)     $ 12.33



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005              --                --           --           8.46%
                    --                --           --           6.94%
                 6,468        $   35,639         1.24%            --
  2004              --                --           --          11.67%
                    --                --           --          11.38%
                   449        $    2,306         3.51%            --
EQ/Van Kampen Comstock
----------------------
  2008              --                --           --        (37.25)%
                    --                --           --        (38.14)%
                26,088        $  185,024         1.98%            --
  2007              --                --           --         (3.06)%
                    --                --           --         (4.32)%
                25,019        $  285,776         1.63%            --
  2006              --                --           --          15.33%
                    --                --           --          13.71%
                21,516        $  255,976         3.07%            --
  2005              --                --           --           4.88%
                    --                --           --           3.90%
                 9,231        $   96,174         2.07%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2008              --                --           --        (57.55)%
                    --                --           --        (58.15)%
                53,574        $  696,118         0.15%           --
  2007              --                --           --          41.26%
                    --                --           --          39.30%
                53,185        $1,627,247           --             --
  2006              --                --           --          36.37%
                    --                --           --          34.46%
                47,631        $1,034,450         0.45%            --
  2005              --                --           --          32.12%
                    --                --           --          30.27%
                38,941        $  606,208         0.63%            --
  2004              --                --           --          23.06%
                    --                --           --          21.33%
                26,330        $  296,336         0.74%            --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2008              --                --           --        (47.57)%
                    --                --           --        (48.33)%
                25,257        $  210,339           --             --
  2007              --                --           --          21.80%
                    --                --           --          20.14%
                19,555        $  313,835         0.33%            --
  2006              --                --           --           8.71%
                    --                --           --           7.19%
                 8,738        $  116,309         0.47%            --
  2005              --                --           --          24.44%
                    --                --           --          23.28%

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (m)      $  5.01
         Highest contract charge 1.70% Class B (m)     $  4.97
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (m)      $  8.29
         Highest contract charge 1.70% Class B (m)     $  8.27
         All contract charges                               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 41.97
         Highest contract charge 1.90% Class B         $ 30.32
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 79.11
         Highest contract charge 1.90% Class B         $ 57.97
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 71.38
         Highest contract charge 1.90% Class B         $ 53.06
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 68.25
         Highest contract charge 1.90% Class B         $ 51.46
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 63.39
         Highest contract charge 1.90% Class B         $ 48.47
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.94
         Highest contract charge 1.90% Class B         $ 11.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 12.69
         Highest contract charge 1.90% Class B         $ 11.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.01
         Highest contract charge 1.90% Class B         $ 11.19
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 11.63
         Highest contract charge 1.90% Class B         $ 10.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.49
         Highest contract charge 1.90% Class B         $ 11.01
         All contract charges                               --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.96
         Highest contract charge 1.90% Class B         $  9.02
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 13.68
         Highest contract charge 1.90% Class B         $ 12.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.61
         Highest contract charge 1.90% Class B         $ 11.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.06
         Highest contract charge 1.90% Class B         $ 11.39
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
  2008              --               --            --        (39.57)%
                    --               --            --        (39.90)%
                58,364         $290,993          2.49%            --
  2007              --               --            --        (17.10)%
                    --               --            --        (17.30)%
                54,475         $451,152          1.00%            --
Multimanager Aggressive Equity
------------------------------
  2008              --               --            --        (46.95)%
                    --               --            --        (47.70)%
                 5,087         $ 67,727          0.36%            --
  2007              --               --            --          10.83%
                    --               --            --           9.25%
                 4,950         $134,774            --             --
  2006              --               --            --           4.59%
                    --               --            --           3.12%
                 5,287         $139,296            --             --
  2005              --               --            --           7.66%
                    --               --            --           6.15%
                 3,925         $127,148            --             --
  2004              --               --            --          11.54%
                    --               --            --           9.97%
                 3,203         $119,925            --             --
Multimanager Core Bond
----------------------
  2008              --               --            --           1.97%
                    --               --            --           0.51%
                62,629         $734,371          4.89%            --
  2007              --               --            --           5.66%
                    --               --            --           4.20%
                55,947         $653,841          4.09%            --
  2006              --               --            --           3.25%
                    --               --            --           1.80%
                58,160         $651,206          4.11%            --
  2005              --               --            --           1.20%
                    --               --            --         (0.18)%
                57,425         $631,231          3.47%            --
  2004              --               --            --           3.37%
                    --               --            --           1.91%
                55,151         $609,072          3.24%            --
Multimanager Health Care
------------------------
  2008              --               --            --        (27.19)%
                    --               --            --        (28.18)%
                25,001         $241,324            --             --
  2007              --               --            --           8.49%
                    --               --            --           6.89%
                23,993         $320,884            --             --
  2006              --               --            --           4.61%
                    --               --            --           3.14%
                23,416         $290,818          1.05%            --
  2005              --               --            --           6.43%
                    --               --            --           4.93%
                20,668         $246,216          2.61%            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Health Care (Continued)
------------------------------------
  2004   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         11.57%
         Highest contract charge 1.90% Class B      $ 10.86               --               --            --         10.00%
         All contract charges                            --           17,556         $196,381          4.12%           --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --       (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --       (24.94)%
         All contract charges                            --           36,664         $531,727          8.68%           --
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --          2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --          1.17%
         All contract charges                            --           45,225         $879,446          7.17%           --
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --          9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --          7.85%
         All contract charges                            --           46,730         $935,762          6.95%           --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --          2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --          1.11%
         All contract charges                            --           43,908         $877,332          7.68%           --
  2004   Lowest contract charge 0.50% Class B       $ 34.38               --               --            --          8.13%
         Highest contract charge 1.90% Class B      $ 26.64               --               --            --          6.61%
         All contract charges                            --           37,966         $860,727          6.76%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --       (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --       (48.21)%
         All contract charges                            --           34,884         $355,985          1.57%           --
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --         11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --         10.25%
         All contract charges                            --           34,725         $680,288          0.73%           --
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --         24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --         22.94%
         All contract charges                            --           32,231         $568,482          2.23%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --         14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --         13.25%
         All contract charges                            --           23,219         $328,766          4.06%           --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --         17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --         15.67%
         All contract charges                            --           19,713         $242,452          2.40%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --       (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --       (40.65)%
         All contract charges                            --           12,279         $ 96,551          0.52%           --
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --          4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --          3.00%
         All contract charges                            --           13,471         $177,274          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --         13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --         11.43%
         All contract charges                            --           13,690         $173,297          0.60%           --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --          6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --          4.71%
         All contract charges                            --           13,468         $151,342          0.79%           --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --          9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --          7.59%
         All contract charges                            --           12,820         $135,571          2.46%           --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.05                --               --            --       (45.64)%
         Highest contract charge 1.90% Class B     $  5.48                --               --            --       (46.43)%
         All contract charges                           --            27,165         $166,651            --            --
  2007   Lowest contract charge 0.50% Class B      $ 11.13                --               --            --         10.64%
         Highest contract charge 1.90% Class B     $ 10.23                --               --            --          9.18%
         All contract charges                           --            28,454         $322,415            --            --
  2006   Lowest contract charge 0.50% Class B      $ 10.06                --               --            --        (0.39)%
         Highest contract charge 1.90% Class B     $  9.37                --               --            --        (1.79)%
         All contract charges                           --            30,036         $306,984            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.10                --               --            --          6.95%
         Highest contract charge 1.90% Class B     $  9.54                --               --            --          5.45%
         All contract charges                           --            28,903         $295,667            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.44                --               --            --          6.13%
         Highest contract charge 1.90% Class B     $  9.05                --               --            --          4.64%
         All contract charges                           --            29,040         $275,157            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  9.62                --               --            --       (37.73)%
         Highest contract charge 1.90% Class B     $  8.71                --               --            --       (38.62)%
         All contract charges                           --            37,613         $353,373          1.40%           --
  2007   Lowest contract charge 0.50% Class B      $ 15.45                --               --            --          3.07%
         Highest contract charge 1.90% Class B     $ 14.19                --               --            --          1.65%
         All contract charges                           --            38,402         $583,473          1.08%           --
  2006   Lowest contract charge 0.50% Class B      $ 14.99                --               --            --         18.73%
         Highest contract charge 1.90% Class B     $ 13.96                --               --            --         17.06%
         All contract charges                           --            39,025         $577,966          2.82%           --
  2005   Lowest contract charge 0.50% Class B      $ 12.62                --               --            --          6.56%
         Highest contract charge 1.90% Class B     $ 11.93                --               --            --          5.07%
         All contract charges                           --            35,233         $440,121          3.02%           --
  2004   Lowest contract charge 0.50% Class B      $ 11.84                --               --            --         13.85%
         Highest contract charge 1.90% Class B     $ 11.35                --               --            --         12.25%
         All contract charges                           --            29,242         $342,105          6.81%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  7.13                --               --            --       (43.86)%
         Highest contract charge 1.90% Class B     $  6.46                --               --            --       (44.64)%
         All contract charges                           --            29,642         $216,713            --            --
  2007   Lowest contract charge 0.50% Class B      $ 12.70                --               --            --         11.31%
         Highest contract charge 1.90% Class B     $ 11.67                --               --            --          9.78%
         All contract charges                           --            31,721         $414,209            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.41                --               --            --          9.07%
         Highest contract charge 1.90% Class B     $ 10.63                --               --            --          7.54%
         All contract charges                           --            35,038         $410,676          0.51%           --
  2005   Lowest contract charge 0.50% Class B      $ 10.46                --               --            --          7.84%
         Highest contract charge 1.90% Class B     $  9.88                --               --            --          6.33%
         All contract charges                           --            35,078         $374,043          1.58%           --
  2004   Lowest contract charge 0.50% Class B      $  9.70                --               --            --         11.17%
         Highest contract charge 1.90% Class B     $  9.30                --               --            --          9.61%
         All contract charges                           --            35,482         $346,528          1.55%           --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.22
         Highest contract charge 1.90% Class B         $  8.35
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 14.47
         Highest contract charge 1.90% Class B         $ 13.29
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 14.53
         Highest contract charge 1.90% Class B         $ 13.54
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.73
         Highest contract charge 1.90% Class B         $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.92
         Highest contract charge 1.90% Class B         $ 11.42
         All contract charges                               --
Multimanager Small Cap Growth (j)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  5.60
         Highest contract charge 1.90% Class B (c)     $  4.85
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.78
         Highest contract charge 1.90% Class B         $ 10.08
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value
--------------------------
  2008              --               --            --        (36.28)%
                    --               --            --        (37.17)%
                26,245         $234,379          0.46%            --
  2007              --               --            --         (0.41)%
                    --               --            --         (1.85)%
                27,826         $392,988            --             --
  2006              --               --            --          14.16%
                    --               --            --          12.56%
                30,733         $438,437          1.72%            --
  2005              --               --            --           6.81%
                    --               --            --           5.31%
                29,548         $370,654          6.98%            --
  2004              --               --            --          14.61%
                    --               --            --          13.00%
                30,025         $353,096          4.10%            --
Multimanager Small Cap Growth (j)
---------------------------------
  2008              --               --            --        (42.39)%
                    --               --            --        (43.27)%
                28,780         $135,528            --             --
  2007              --               --            --           3.18%
                    --               --            --           1.79%
                28,681         $242,159            --             --
  2006              --               --            --           9.66%
                    --               --            --           8.12%
                17,157         $147,393          1.40%            --
  2005              --               --            --           6.95%
                    --               --            --           5.45%
                 9,010         $ 72,375          3.58%            --
  2004              --               --            --          14.09%
                    --               --            --          13.79%
                   388         $  2,939            --             --
Multimanager Small Cap Value
----------------------------
  2008              --               --            --        (38.20)%
                    --               --            --        (39.06)%
                39,759         $368,923          0.24%            --
  2007              --               --            --        (10.31)%
                    --               --            --        (11.55)%
                47,546         $723,958          0.29%            --
  2006              --               --            --          15.53%
                    --               --            --          13.91%
                57,348         $992,117          5.49%            --
  2005              --               --            --           4.16%
                    --               --            --           2.70%
                56,358         $874,837          4.46%            --
  2004              --               --            --          16.52%
                    --               --            --          14.88%
                52,025         $811,982          6.15%            --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.85                --               --            --       (47.35)%
         Highest contract charge 1.90% Class B     $  6.20                --               --            --       (48.12)%
         All contract charges                           --            27,756         $192,697            --            --
  2007   Lowest contract charge 0.50% Class B      $ 13.01                --               --            --         17.63%
         Highest contract charge 1.90% Class B     $ 11.95                --               --            --         15.91%
         All contract charges                           --            28,291         $373,990            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.06                --               --            --          6.76%
         Highest contract charge 1.90% Class B     $ 10.31                --               --            --          5.26%
         All contract charges                           --            24,173         $271,064            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.36                --               --            --         10.71%
         Highest contract charge 1.90% Class B     $  9.79                --               --            --          9.16%
         All contract charges                           --            24,317         $253,676            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.36                --               --            --          4.46%
         Highest contract charge 1.90% Class B     $  8.97                --               --            --          2.99%
         All contract charges                           --            24,512         $228,436          0.93%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(h) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(i) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(j) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(k) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m) Units were made available for sale on August 17, 2007.
(n) Units were made available for sale on May 29, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.20%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-104

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

                                  PART C

                            OTHER INFORMATION


Item 24.   Financial Statements and Exhibits.
           ---------------------------------

           (a) The following Financial Statements are included in Part B of the Registration Statement:

               The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of Additional Information.

           (b) Exhibits.


           The following exhibits correspond to those required by paragraph
           (b) of item 24 as to exhibits in Form N-4:

            1. Resolutions of the Board of Directors of AXA Equitable Life
               Insurance Company ("AXA Equitable") authorizing the establishment of the Registrant, incorporated by reference to
               Exhibit 1 to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

            2. Not applicable.

            3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and Equitable Life Assurance Society of the United States, incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

               (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593) on May 1, 1998.

               (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                    Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 333-05593), filed June 10, 1996.

               (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to exhibit 3(d) to the Registration Statement on Form N-4 (File No. 333-31131) filed on
                    April 25, 2001.

               (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to exhibit 3(e) to the Registration Statement on N-4 (file No. 333-31131) filed on April 25, 2001.

               (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                    April 19, 2004.

               (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File
                    No. 2-30070, filed April 19, 2004.

               (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                    Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                    Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                    Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (n) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

               (o) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

               (p) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

               (q) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

            4. (a) Form of group annuity Contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

               (b) Forms of group annuity Certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

               (c) Forms of Endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

               (d) Form of Endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

               (e) Form of Data Pages for Equitable Accumulator Elite (NQ) previously filed with this Registration Statement (file No. 333-60730), on Form N-4, May 11, 2001.

               (f) Form of Endorsement No. 98ENJONQI to Contract Form No. 1050-941C and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 31, 1997.

               (g) Form of Endorsement No. 98ROTH to Contract Form No. 1050-94IC and the Certificate under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 30, 1997.

               (h) Form of Custodial Owned Roth Endorsement No. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                    Exhibit 4(i) to the Registration Statement on Form N-4 (file no. 333-31131) filed on May 1, 1998.

               (i) Form of Defined Benefit Endorsement No. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to
                    Exhibit 4(j) to the Registration Statement on Form N-4 (file no. 333-31131) filed on May 1, 1998.

               (j) Form of Endorsement No. 98ENIRAI-IM to Contract No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to the Registration Statement on Form N-4 (file no. 333-31131) filed on December 28, 1998.

               (k) Form of endorsement for Beneficiary Continuation option (Form No. 2000ENIRAI-IM) to be used with IRA certificates incorporated herein by reference to Exhibit 4(q) to the Registration Statement on Form N-4 (file no. 333-31131) filed on April 25, 2000.

               (l) Form of Endorsement applicable to Roth IRA Contracts, Form No. IMROTHBCO-1 incorporated herein by reference to Exhibit 4(s) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (m) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM incorporated herein by reference to
                    Exhibit 4(t) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (n) Form of Endorsement applicable to Non-Qualified Certifi-cates, Form No. 99ENNQ-G incorporated herein by reference to Exhibit 4(u) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (o) Form of Optional Death Benefit Rider, Form No. 2000 PPDB incorporated herein by reference to Exhibit 4(v) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (p) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G incorporated herein by reference to Exhibit 4(x) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (q) Form of Endorsement (No. 2002 ENJONQ) applicable to Non-Qualified Certificates incorporated herein by reference to Exhibit 4(y) to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

               (r) Form of Endorsement, Form No. 2002SDCA applicable to special dollar cost averaging, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

               (s)  Form of Data Pages for Equitable Accumulator
                    Elite, Form No. 94ICA/B, previously filed with this Registration Statement file No. 333-60730 on
                    December 20, 2001.

               (t) Form of Data pages, Form No. 94ICA/B, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

               (u) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement file No. 333-60730 on
                    December 20, 2001.

               (v) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

               (w)  Form of Guaranteed Minimum Income Benefit Rider,
                    Form No. 2002GMIB, previously filed with this Registration Statement file No. 333-60730 on December 20, 2001.

               (x)  Form of Guaranteed Minimum Death Benefit Rider,
                    Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement file No. 333-60730 on
                    December 20, 2001.

               (y)  Form of Guaranteed Minimum Death Benefit Rider,
                    Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement file No. 333-60730 on
                    December 20, 2001.

               (z)  Form of Guaranteed Death Benefit Rider,
                    Form No. 2002GMDB-AR, previously filed with this Registration Statement file No. 333-60730 on
                    December 20, 2001.

               (a)(a) Form of Data Page for Accumulator Elite, Form No. 2002DPElite previously filed with this Registration Statement (File No. 333-60730), on March 8, 2002.

               (b)(b) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (c)(c) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (d)(d) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement (File No. 333-60730), on March 8, 2002.

               (e)(e) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to
                       Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (f)(f) Form of Protection Plus Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to
                       Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (g)(g) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002MDB-6% or AR Rollup incorporated herein by reference to Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (h)(h) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                       Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (i)(i) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (j)(j) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB-6% Rollup, incorporated herein by reference to
                       Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (k)(k) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

               (l)(l) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (m)(m) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (n)(n) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (o)(o) Form of Guaranteed Minimum Death Benefit Rider, (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                       [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (p)(p) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (q)(q) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

               (r)(r) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB, incorporated herein by reference to Exhibit 4(a)(i) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (s)(s) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85], incorporated herein by reference to Exhibit 4(a)(j) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (t)(t) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit), incorporated herein by reference to Exhibit 4(a)(k) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (u)(u) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB), incorporated herein by reference to
                       Exhibit 4(a)(l) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (v)(v) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB), incorporated herein by reference to Exhibit 4(a)(m) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (w)(w) Form of Spousal Protection Rider applicable to [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO), incorporated herein by reference to Exhibit 4(a)(n) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (x)(x) Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (y)(y) Form of Data Pages (No. 2003DP), incorporated herein by reference to Exhibit 4(a)(p) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

               (z)(z) Form of Data Pages (No. 2003DPElite) previously filed with this Registration Statement File No. 333-60730 on May 8, 2003.

            (a)(a)(a) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-A), incorporated by reference to Exhibit No. 4(a)(r) to Registration Statement File No. 333-05593, filed May 3, 2004.

            (a)(a)(b) Form of Guaranteed Withdrawal Benefit ("GWB") Rider (No. 2004 GWB-B), incorporated by reference to Exhibit No. 4(a)(s) to Registration Statement File No. 333-05593, filed May 3, 2004.

            (a)(a)(c) Form of Data Pages (2004DGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to Registration Statement File No. 333-05593, filed May 3, 2004.

            (a)(a)(d) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(u) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(e) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(v) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(f) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(w) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(g) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)), incorporated herein by reference to Exhibit 4(a)(x) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(h) Form of Change of Ownership Endorsement (2004COO), incorporated herein by reference to Exhibit 4(a)(y) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(i) Form of Endorcement Applicable to TSA Contracts (2004TSA), incorporated herein by reference to Exhibit 4(a)(z) to the Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

            (a)(a)(j) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit) incorporated herein by reference to
                       Exhibit 4.(a)(a)(a) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            (b)(b)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit) incorporated herein by reference to
                       Exhibit 4.(b)(b)(b) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            (c)(c)(l)  Form of Guaranteed Minimum Death Benefit ("GMDB")
                       Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to Exhibit 4.(c)(c)(c) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            (c)(c)(m) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4.(d)(d)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(n) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4.(e)(e)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(o) Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4.(f)(f)(f) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(p) Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(q) Form of Data Page No. 2006DPTOBCO, incorporated herein by reference to Exhibit 4.(h)(h)(h) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(r) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(s) Form of Endorsement No. 2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(t) Form of Endorsement No. 2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(u) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(v) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(w) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(x) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(y) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (c)(c)(z) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(b) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(c) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(d) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(e) Form of Endorsement No. 2006INHIRA-ACC, incorporated herein by reference to Exhibit 4.(u)(u)(u) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(f) Form of Endorsement No. 2006INHROTH-ACC, incorporated herein by reference to Exhibit 4.(v)(v)(v) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(h) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the Registration Statement (File No. 333-05593), filed June 14, 2006.


            (a)(b)(i) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4.(y)(y)(y) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(j) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(k) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(l) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(m) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(n) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

            (a)(b)(o) Form of Data Page No. 2006DPElite, previously filed with this Registration Statement File No. 333-60730, filed June 15, 2006.

            (a)(b)(p) Form of Contract for Individual Fixed and Variable Annuity (2007DPElite), filed with this Registration Statement (File No. 333-60730) on May 15, 2007.

            (a)(b)(q) Form of Data Page for Individual Fixed and Variable Annuity (2007DP), incorporated herein by reference to
                       Exhibit 4 (a)(a)(g) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(r) Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP), incorporated herein by reference to Exhibit 4 (a)(a)(h) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(s) Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO), incorporated herein by reference to Exhibit 4 (a)(a)(i) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(t) Form of Rider for Individual Fixed and Variable Annuity (2007GMIB), incorporated herein by reference to Exhibit 4
                       (a)(a)(n) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(u) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR), incorporated herein by reference to
                       Exhibit 4 (a)(a)(o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(v) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R), incorporated herein by reference to
                       Exhibit 4 (a)(a)(p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(w) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6), incorporated herein by reference to
                       Exhibit 4 (a)(a)(q) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(x) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3), incorporated herein by reference to
                       Exhibit 4 (a)(a)(r) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(y) Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR), incorporated herein by reference to
                       Exhibit 4 (a)(a)(s) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(b)(z) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR), incorporated herein by reference to
                       Exhibit 4 (a)(a)(t) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(a) Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ), incorporated herein by reference to Exhibit 4 (a)(a)(u) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(b) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC), incorporated herein by reference to
                       Exhibit 4 (a)(a)(v) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(c) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB), incorporated herein by reference to
                       Exhibit 4 (a)(a)(w) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(d) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC), incorporated herein by reference to
                       Exhibit 4 (a)(a)(x) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(e) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB), incorporated herein by reference to
                       Exhibit 4 (a)(a)(y) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(f) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07), incorporated herein by reference to Exhibit 4 (a)(a)(z) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(g) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(a) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(h) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(b) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(i) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07), incorporated herein by reference to Exhibit 4 (a)(b)(c) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(j) Form of Endorsement for Individual Fixed and Variable Annuity (2007COO), incorporated herein by reference to
                       Exhibit 4 (a)(b)(e) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(k) Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB), incorporated herein by reference to
                       Exhibit 4 (a)(b)(f) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

            (a)(c)(l) Form of Guaranteed Withdrawal Benefit (("GWB") (rev0908)) is incorporated herein by reference to Exhibit 4.(a)(b)(g) to the Registration Statement (File No. 333-05593) filed on October 15, 2007.

            (a)(c)(m) Form of Data Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev 0208) is incorporated herein by reference to Exhibit 4.(a)(b)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2008.

            (a)(c)(n) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (No. 2008GWBL), incorporated herein by reference to Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(o) Form of Memorandum of Variable Material for Rider Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to Exhibit 4 (a) (b)
                       (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(p) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(q) Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Withdrawal Benefit for Life ("GWBL") or Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4 (a) (b) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(r) Form of Guaranteed Minimum Death Benefit Rider w/ Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (b) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(s) Form of Guaranteed Minimum Death Benefit Rider (GMDB) (No. 2008GMDBSA), incorporated herein by reference to
                       Exhibit 4 (a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(t) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4 (a) (b) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(u) Form of Endorsement Applicable to Credits Applied to Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a) (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(v) Form of Endorsement Applicable to the Deferment Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4 (a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(w) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-ACC), incorporated herein by reference to
                       Exhibit 4 (a) (c) (a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(x) Form of Endorsement Applicable to Custodial Contracts (No. 2008IRA-CSTDL-NS), incorporated herein by reference to Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(y) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-GWB), incorporated herein by reference to
                       Exhibit 4 (a) (c) (c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(c)(z) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-ACC), incorporated herein by reference to
                       Exhibit 4 (a) (c) (d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(a) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH GWB), incorporated herein by reference to
                       Exhibit 4 (a) (c) (e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(b) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-ACC), incorporated herein by reference to
                       Exhibit 4 (a) (c) (f) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(c) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-GWB), incorporated herein by reference to
                       Exhibit 4 (a) (c) (g) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(d) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(e) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (i) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(f)  Form of Non-Spousal Beneficiary Continuation Option
                       (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to
                       Exhibit 4 (a) (c) (j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(g) Form for use with Certificate Form No. 2006BASEA/2006BASEB or Contract Form No. 2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction) Marketed as AXA Equitable's "Accumulator Series 08" ("Accumulator", "Accumulator Select", "Accumulator Plus" and "Accumulator Elite"), incorporated herein by reference to Exhibit 4 (a) (c) (k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

            (a)(d)(i) Form of Data Pages (No. 2008DPBCO - INH/NSDR), incorporated herein by reference to Exhibit 4 (a) (c)
                       (c) to the Registration Statement (File No. 333-05593) on Form N-4 filed on August 20, 2008.

            (a)(d)(j) Form of Data Pages (No. 2008DPElite), previously filed with this Registration Statement, File No. 333-60730, on on August 22, 2008.

            (a)(d)(k)  Form of Endorsement Applicable to the
                       Right to Add an Optional Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2009ADOPT), incorporated herein by reference to Exhibit 4 (a) (c) (o) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(l) Form of Endorsement Applicable to Investment Options (Form No. 2009GOA), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the
                       Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(m)  Form of Endorsement Applicable to GWBL
                       Maturity Date Annuity Benefit (Form No. 2009GWBLMD), incorporated herein by reference to Exhibit 4 (a) (c)
                       (r) to the Registration Statement (File No.
                       333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(n)  Form of Endorsement Applicable to Section
                       6.02, "Payment Upon Death" (Form No. 2009DBENDO), incorporated herein by reference to Exhibit 4 (a) (c)
                       (s) to the Registration Statement (File No.
                       333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(o)  Form of Guaranteed Minimum Death Benefit
                       ("GMDB") Rider Annual Ratchet to Age [85] (Form No. 2009GMDBAR), incorporated herein by reference to
                       Exhibit 4 (a) (c) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(p)  Form of Guaranteed Minimum Death Benefit
                       Rider (Form No. 2009GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (c) (u) to the
                       Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(q)  Form of Guaranteed Minimum Income Benefit
                       ("GMIB") Rider with Optional Reset of [5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (Form No. 2009GMIB), incorporated herein by reference to
                       Exhibit 4 (a) (c) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on May 13, 2009.

            (a)(d)(r) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2009SDCA), incorporated herein by reference to
                       Exhibit 4 (a) (c) (l) to the Registration Statement (File No. 333-05593) on Form N-4 filed on May 14, 2009.

             (a)(d)(s) Form of Data Pages, (Form No. 2009DPElite),
                       filed herewith.

             (a)(d)(t) Form of Data Pages (Form No. 2009DPWVR),
                       incorporated herein by reference to Exhibit 4 (a) (c)
                       (x) to the Registration Statement (File No.
                       333-64749) on Form N-4 filed on May 13, 2009.

             (a)(d)(u) Form of Data Pages (Form No. 2009DP),
                       incorporated herein by reference to Exhibit 4 (a) (c)
                       (p) to the Registration Statement (File No.
                       333-64749) on Form N-4 filed on May 13, 2009.

            5. (a) Form of Enrollment Form/Application for Equitable Accumulator Elite previously filed with this Registration Statement File No. 333-60730 on Form N-4, May 11, 2001.

               (b) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed
                    March 8, 2002.

               (c) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed on March 8, 2002.

               (d) Form of application for Accumulator (R) Elite (SM), Form No. 2004App02, previously filed with this Registration Statement File No. 333-60730 filed April 20, 2006.

               (e) Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5.(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

               (f) Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5.(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

               (g) Form of Application for Accumulator (2007App 01), incorporated herein by reference to Exhibit 5 (o) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

               (h) Form of Application for Accumulator (2007App 02), incorporated herein by reference to Exhibit 5 (p) to the Registration Statement (File No. 333-05593), filed January 30, 2007.

               (i) Form of Application for Accumulator (R) Elite(SM), Form No. 2008 App 01 E, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2008.

               (j) Form of Application for Accumulator (R) Elite(SM), Form No. 2008 App 02 E, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2208.

               (k) Form of Application for Accumulator(R) Elite(SM), Form No. 2009 App 01 E, filed herewith.

               (l) Form of Application for Accumulator(R) Elite(SM), Form No. 2009 App 02 E, filed herewith.

            6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 (File No.333-05593), filed March 6, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 (File
                    No.333-05593), filed March 6, 1997.

               (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

               (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            7. Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 (File no. 333-31131) filed on April 25, 2001.

            8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated herein by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 4, 2001.


               (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

               (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

               (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

           9. (a) Opinion and Consent of Robin M. Wagner, Esq., Vice President and Counsel of Equitable, as to the legality of the securities being registered previously filed with this Registration Statement File No. 333-60730, on Form N-4,
                    May 11, 2001.

               (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement File No. 333-60730 filed
                    April 20, 2006.

               (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement File No. 333-60730, filed April 23, 2008.

               (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on August 22, 2008.

               (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-60730, on April 23, 2009.

               (f) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

           10. (a)  Consent of PricewaterhouseCoopers LLP is filed herewith.

               (b)  Powers of Attorney are filed herewith.

           11. Not applicable.

           12. Not applicable.

           13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Organizational Chart 2008 incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, Filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27.   Number of Contractowners
           ------------------------
           As of February 28, 2009, there were 83,743 Qualified Contractholders and 60,398 Non-Qualified Contractholders of the contracts to be offered by the registrant under this Registration Statement.


Item 28.   Indemnification
           ---------------

           (a) Indemnification of Officers and Directors
               -----------------------------------------
           The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------

           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

           (c) Undertaking
               -----------
           Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Kevin Dolan                          Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Eric Alstrin                         Senior Vice President

*Daniel Faller                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*Mitchel Melum                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jeff Pawliger                        Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Camille Joseph Varlack               Assistant Vice President, Secretary
                                      and Counsel

*Ronald R. Quist                      Vice President and Treasurer


*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.   Location of Accounts and Records
           --------------------------------

           The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.   Management Services
           -------------------
           Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

     The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act, Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of May, 2009.


                                SEPARATE ACCOUNT No. 49 OF
                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Registrant)

                                By: AXA Equitable Life Insurance Company
                                            (Depositor)

                                By: /s/ Dodie Kent
                                    ------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 14th day of May, 2009.




                                 AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)


                                 By: /s/ Dodie Kent
                                    ---------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer

*DIRECTORS:

Christopher M. Condron       Anthony J. Hamilton          Scott D. Miller
Henri de Castries            Mary R. (Nina) Henderson     Joseph H. Moglia
Denis Duverne                James F. Higgins             Lorie A. Slutsky
Charlynn Goins               Peter Kraus                  Ezra Suleiman
                                                          Peter J. Tobin





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

May 14, 2009

                                 EXHIBIT INDEX


EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------


4(a)(d)(s)     Form of Data Pages, (Form No. 2009DPElite)     EX-99.4ads
5(k)           Form of Application for Accumulator(R)
               Elite(SM) (No. 2009 App 01 E).                 EX-99.5k
5(l)           Form of Application for Accumulator(R)
               Elite(SM) (No. 2009 App 02 E).                 EX-99.5l
9(f)           Opinion and Consent of Counsel                 EX-99.9f
10(a)          Consent of PricewaterhouseCoopers LLP          EX-99.10a
10(b)          Powers of Attorney                             EX-99.10b